UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          October 31, 2008

Date of reporting period:         October  31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC REDUCE CLUTTER. SAVE TREES.)

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(GRAPHIC)

Annual Report

October 31, 2008

WELLS FARGO ADVANTAGE SPECIALTY FUNDS(SM)

-    SPECIALIZED FINANCIAL SERVICES FUND

-    SPECIALIZED TECHNOLOGY FUND

REDUCE CLUTTER. SAVE TREES.

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www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Specialized Financial Services Fund .......................................    6
Specialized Technology Fund ...............................................   12
FUND EXPENSES .............................................................   18
PORTFOLIO OF INVESTMENTS
Specialized Financial Services Fund .......................................   20
Specialized Technology Fund ...............................................   23
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   26
Statements of Operations ..................................................   27
Statements of Changes in Net Assets .......................................   28
Financial Highlights ......................................................   30
NOTES TO FINANCIAL STATEMENTS .............................................   34
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   42
OTHER INFORMATION .........................................................   43
LIST OF ABBREVIATIONS .....................................................   46

The views expressed are as of October 31, 2008, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALTY FUNDS.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

                     2 Wells Fargo Advantage Specialty Funds


                                                          Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

KARLA M. RABUSCH
President
WELLS FARGO ADVANTAGE FUNDS

VOLATILITY ACROSS THE FINANCIAL MARKETS ROSE TO RECORD HIGHS DURING THE 12-MONTH PERIOD.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Specialty Funds for the 12-month period that ended October 31, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY SPIKED AMID GLOBAL FINANCIAL CRISIS.

Volatility across the financial markets rose to record highs during the 12-month period. Dislocations that had first surfaced in the subprime mortgage market after years of credit excesses and lax lending standards spread across the financial system. This contagion resulted in a vicious circle of declining asset values that escalated the credit crunch into a global financial crisis.

As the period began, delinquencies and foreclosures in the housing market continued to accelerate, further boosting housing inventory levels and depressing home prices. Mounting loan losses among lenders and a decline in the value of the mortgage-backed securities tied to those loans hurt the capital ratios of the overleveraged institutions that held the securities. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of financial institutions holding the securities.

RAPID STRUCTURAL CHANGES TRANSFORMED THE FINANCIAL LANDSCAPE.

By the end of the 12-month period, the financial landscape was in the midst of its most consequential changes since the 1930s. Fear reached extreme levels in March 2008, with the forced sale of failing investment bank Bear Stearns to JPMorgan Chase and again in September and October as the period ended with one of the most tumultuous two-month spans that the financial markets have ever experienced. The failure or government takeover of several of the nation's most well-known financial institutions led to a crisis of confidence that resulted in the global financial system becoming nearly frozen, with large financial institutions too fearful even to lend to one another.

In September alone, government-sponsored enterprises Fannie Mae and Freddie Mac were placed into government receivership, investment bank Lehman Brothers filed Chapter 11 bankruptcy, Merrill Lynch was hastily sold to Bank of America, the government effectively took over insurer American International Group, investment banks Goldman Sachs and Morgan Stanley converted into bank holding companies, and Washington Mutual was bought by JPMorgan Chase.

                    Wells Fargo Advantage Specialty Funds 3


Letter to Shareholders

THROUGHOUT THE 12-MONTH PERIOD, THE FEDERAL RESERVE TOOK REPEATED ACTIONS IN AN EFFORT TO STABILIZE THE FINANCIAL SYSTEM.

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the 12-month period, the Federal Reserve took repeated actions in an effort to stabilize the financial system. This included a rapid succession of cuts in the target federal funds rate from 4.75% to 1.00%; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary facilities.

In February 2008, Congress passed an economic stimulus bill featuring tax rebate checks for consumers. This helped boost spending through the early summer, but spending fell sharply in July and remained weak throughout the rest of the period. In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury to establish the $700 billion Troubled Asset Relief Program (TARP) to directly purchase mortgage securities and other troubled assets from financial institutions. In the final weeks of the period, the Treasury moved to invest $250 billion of the TARP funds in direct equity stakes in the nation's banks.

ECONOMIC GROWTH WEAKENED, BUT INFLATION PRESSURES EASED.

Economic growth weakened during the 12-month period, leading to growing concerns of an economic recession. Growth in gross domestic product (GDP) was negative in the fourth quarter of 2007 and again in the third quarter of 2008. Amid this environment, consumer confidence and spending declined sharply as income growth slowed and the unemployment rate rose to 6.5%.

On the positive side, the economic slowing helped ease the inflation fears that had grown due to surging gasoline and food prices. Headline inflation moderated as crude oil prices saw a rapid reversal in the later months of the period. This gave the Fed more leeway for interest-rate cuts without the immediate concern of higher inflation pressures. The U.S. dollar also reversed course from its multiyear weakening trend, showing significant strength against the euro during the latter half of the period.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY.

The equity markets were turbulent throughout the period, with volatility rising to extreme levels in March 2008 and again during September and October. The broad market, as measured by the S&P 500 Index, rose early in the period, closing at an all-time high in October 2007. The index then began an extended decline and ended the 12-month period down 36%, with a nearly 17% decline during October in the worst month for the stock markets since October 1987. For the full period, the NASDAQ Composite Index(1) declined 39%, falling more than 17% in October.

Stocks in the financials sector experienced extreme volatility during the period as the turbulence in the financial markets rocked companies spanning industries from investment banking to insurance. Information technology companies also

----------
(1) The NASDAQ Composite Index measures the market value of all domestic and foreign common stocks, representing a wide array of more than 5,000 companies, listed on the NASDAQ Stock Market. You cannot invest directly in an Index.

                     4 Wells Fargo Advantage Specialty Funds


                                                          Letter to Shareholders

struggled, due to the high exposure of many companies in this sector to the financial-services industry as well as to increasing concerns about weakening global economic growth. The S&P Financial Index(2) fell 53% during the 12-month period, and the S&P North American Technology Index(3) declined nearly 42%.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(2) The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an Index.

(3) The S&P North American Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an Index.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     6 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO FUND MANAGERS

Allen J. Ayvazian
Allen Wisniewski, CFA

FUND INCEPTION

July 2, 1962

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008
(EXCLUDING SALES CHARGES)

SPECIALIZED FINANCIAL SERVICES FUND   1 YEAR
-----------------------------------   ------
Class A                               (51.95)%
S&P Financial Index(1)                (53.76)%
S&P 500 Index(2)                      (36.10)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.35% AND 1.59%, RESPECTIVELY, AS STATED IN THE MARCH 1, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(3)
(AS OF OCTOBER 31, 2008)

                              (PERFORMANCE GRAPH)

             WELLS FARGO ADVANTAGE SPECIALIZED
             FINANCIAL SERVICES FUND - CLASS A   S&P 500 INDEX   S&P 500 FINANCIALS INDEX
             ---------------------------------   -------------   ------------------------
10/31/1998                9425                       10,000               10,000
11/30/1998                9791                       10,606               10,673
12/31/1998               10269                       11,217               10,874
 1/31/1999               10089                       11,686               11,088
 2/28/1999               10157                       11,323               11,222
 3/31/1999               10108                       11,776               11,633
 4/30/1999               10913                       12,232               12,405
 5/31/1999               10446                       11,943               11,703
 6/30/1999               10644                       12,606               12,168
 7/31/1999               10051                       12,213               11,395
 8/31/1999                9717                       12,152               10,859
 9/30/1999                9486                       11,819               10,277
10/31/1999               10758                       12,567               11,973
11/30/1999               10145                       12,823               11,374
12/31/1999                9401                       13,578               11,128
 1/31/2000                9149                       12,896               10,760
 2/29/2000                8076                       12,652                9,578
 3/31/2000                9253                       13,889               11,332
 4/30/2000                8891                       13,471               10,956
 5/31/2000                9622                       13,195               11,668
 6/30/2000                8749                       13,520               10,949
 7/31/2000                9204                       13,309               12,064
 8/31/2000               10238                       14,135               13,195
 9/30/2000               10402                       13,389               13,499
10/31/2000               10421                       13,333               13,423
11/30/2000               10223                       12,281               12,605
12/31/2000               11370                       12,342               13,734
 1/31/2001               11586                       12,779               13,675
 2/28/2001               11142                       11,614               12,757
 3/31/2001               10788                       10,878               12,361
 4/30/2001               10925                       11,724               12,803
 5/31/2001               11509                       11,802               13,293
 6/30/2001               11568                       11,515               13,277
 7/31/2001               11607                       11,402               13,044
 8/31/2001               11085                       10,688               12,230
 9/30/2001               10551                        9,825               11,492
10/31/2001               10097                       10,012               11,260
11/30/2001               10757                       10,780               12,044
12/31/2001               11041                       10,875               12,288
 1/31/2002               11062                       10,716               12,069
 2/28/2002               11014                       10,510               11,877
 3/31/2002               11794                       10,905               12,652
 4/30/2002               11733                       10,244               12,297
 5/31/2002               11697                       10,168               12,256
 6/30/2002               11306                        9,444               11,654
 7/31/2002               10420                        8,708               10,711
 8/31/2002               10659                        8,765               10,910
 9/30/2002                9612                        7,812                9,616
10/31/2002                9741                        8,500               10,461
11/30/2002                9923                        9,000               10,873
12/31/2002                9530                        8,471               10,269
 1/31/2003                9347                        8,249               10,075
 2/28/2003                9165                        8,125               9,745
 3/31/2003                9179                        8,204                9,687
 4/30/2003               10120                        8,880               10,854
 5/31/2003               10722                        9,348               11,405
 6/30/2003               10826                        9,468               11,413
 7/31/2003               11140                        9,634               11,906
 8/31/2003               11140                        9,822               11,766
 9/30/2003               11161                        9,718               11,822
10/31/2003               11894                       10,268               12,605
11/30/2003               11947                       10,359               12,549
12/31/2003               12308                       10,902               13,137
 1/31/2004               12630                       11,102               13,524
 2/29/2004               13017                       11,257               13,864
 3/31/2004               12847                       11,087               13,699
 4/30/2004               12105                       10,913               13,035
 5/31/2004               12331                       11,062               13,257
 6/30/2004               12317                       11,277               13,296
 7/31/2004               12188                       10,904               12,987
 8/31/2004               12382                       10,947               13,405
 9/30/2004               12401                       11,065               13,264
10/31/2004               12498                       11,235               13,293
11/30/2004               12822                       11,690               13,662
12/31/2004               13209                       12,087               14,219
 1/31/2005               12929                       11,793               13,889
 2/28/2005               12859                       12,040               13,783
 3/31/2005               12499                       11,827               13,229
 4/30/2005               12323                       11,603               13,206
 5/31/2005               12639                       11,972               13,547
 6/30/2005               12885                       11,989               13,711
 7/31/2005               13167                       12,435               13,890
 8/31/2005               12885                       12,321               13,611
 9/30/2005               13063                       12,421               13,721
10/31/2005               13416                       12,214               14,129
11/30/2005               13981                       12,676               14,732
12/31/2005               14002                       12,680               14,748
 1/31/2006               14224                       13,016               14,856
 2/28/2006               14483                       13,052               15,120
 3/31/2006               14498                       13,214               15,130
 4/30/2006               15017                       13,391               15,745
 5/31/2006               14498                       13,006               15,125
 6/30/2006               14316                       13,024               15,016
 7/31/2006               14687                       13,104               15,362
 8/31/2006               14762                       13,416               15,483
 9/30/2006               15397                       13,762               16,112
10/31/2006               15808                       14,210               16,477
11/30/2006               15882                       14,480               16,514
12/31/2006               16618                       14,683               17,132
 1/31/2007               16618                       14,905               17,252
 2/28/2007               16134                       14,614               16,686
 3/31/2007               16057                       14,777               16,542
 4/30/2007               16704                       15,432               17,200
 5/31/2007               17108                       15,970               17,536
 6/30/2007               16432                       15,705               16,789
 7/31/2007               15174                       15,218               15,455
 8/31/2007               15296                       15,446               15,650
 9/30/2007               15812                       16,024               15,962
10/31/2007               15731                       16,279               15,644
11/30/2007               14630                       15,598               14,385
12/31/2007               13910                       15,490               13,561
 1/31/2008               13728                       14,561               13,479
 2/29/2008               12228                       14,088               11,938
 3/31/2008               12013                       14,027               11,572
 4/30/2008               12562                       14,710               12,306
 5/31/2008               11876                       14,901               11,522
 6/30/2008                9836                       13,645                9,372
 7/31/2008               10480                       13,530               10,009
 8/31/2008               10434                       13,725                9,878
 9/30/2008                9924                       12,502                9,362
10/31/2008                7559                       10,403                7,233

----------
(1) The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an Index.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3) The chart compares the performance of the Wells Fargo Advantage Specialized Financial Services Fund Class A for the most recent ten years with the S&P Financial Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                     Wells Fargo Advantage Specialty Funds 7


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund, which invests predominately in the financials sector, was impacted by the underperformance of financial stocks relative to the S&P 500 Index.

- The Fund's stock selection provided a return slightly better than the S&P Financial Index.

- We reduced our brokerage position during the period; for example, we sold the Fund's holding in Lehman Brothers before it filed for bankruptcy.

THE FINANCIAL CRISIS, WHICH STARTED IN AUGUST 2007, INTENSIFIED DURING THIS 12-MONTH PERIOD.

Losses in residential real estate proved to be much greater than originally anticipated. In addition, the economy has deteriorated significantly in recent months and moved from a modest slowdown to a full-scale global recession. The greatest impact was felt among mortgage companies, investment banks with mortgage holdings, and commercial banks with significant residential real estate lending. As the market losses intensified in September and October 2008, other subsectors, such as asset managers and life insurance companies, were affected. Asset managers corrected because the value of their underlying assets declined with the market. Life insurance companies were also impacted by a decline in their investment portfolios. The stock market decline also caused their capital cushion to weaken, making it more difficult for them to satisfy the terms on their annuity contracts.

By the third quarter of 2008, however, the market began to differentiate among the stronger financial companies and those that had reasonable capital levels and would benefit from the stimulus of the Federal Reserve and the U.S. Treasury.

Our largest holding, JPMorgan Chase, declined less than 10% on a total return basis for the 12-month period versus a drop of 52.09% for the S&P Financial Index. JPMorgan has avoided most of the problematic mortgage holdings compared with other investment banks, and its stronger capital position allowed it to purchase Bear Stearns and Washington Mutual on favorable terms arranged with the U.S. government.

US Bancorp and PNC Financial, our fourth- and sixth-largest holdings respectively, also declined less than 10% on a total return basis for the 12-month period. Both banks have had better credit quality relative to their peers, and PNC recently was able to purchase National City on favorable terms. Two midsize banks, Cullen Frost and People's United Financial, both had positive returns for the period, due to their stellar

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2008)

JPMorgan Chase & Company               12.44%
Citigroup Incorporated                  6.43%
Bank of America Corporation             6.12%
US Bancorp                              6.11%
The Travelers Companies Incorporated    5.86%
PNC Financial Services Group            5.27%
Bank of New York Mellon Corporation     4.87%
Goldman Sachs Group Incorporated        3.61%
American Express Company                3.42%
Capital One Financial Corporation       3.06%

----------
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

                     8 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

credit quality and strong net interest margins. Public Storage, a Real Estate Investment Trust (REIT), also had a positive return for the past 12 months. Public Storage has a much stronger balance sheet relative to other REITs, with little debt, and its underlying operations have remained solid.

On a final note, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

ADDITIONS TO THE FUND WERE CENTERED ON COMPANIES THAT HAD STRONGER CAPITAL POSITIONS, GOOD FRANCHISES, AND NO SERIOUS CREDIT ISSUES.

Charles Schwab fits those characteristics, so it was a name that we added to while we reduced our weighting in other investment banks. City National Bank was another company in which we increased our weighting. The company has a valuable franchise in Southern California and has little exposure to the residential mortgage market. Both of these companies have performed significantly better relative to other financials during the period.

Despite a worsening economic outlook, we believe that the likelihood of future outperformance among financials is increasing. This outlook is based on the unprecedented stimulus that the Federal Reserve and the U.S. Treasury are providing. With the federal funds rate now at 1%, which is resulting in a steep yield curve that improves margins, and the recently approved Troubled Asset Relief Program (TARP) providing additional capital, profitability for banks appears to be improving, in our opinion. Loan losses will likely remain elevated in 2009 given the weak economy, but this outlook has already been well disseminated.

The year after a major stock market bottom has normally resulted in a subsequent year of strong equity returns. The impressive market performance in 1991 after a difficult 1990 offers some similarity to the present situation. Both periods saw significant stress among financial companies. The prior period had large commercial real estate losses, while the current period had losses in residential real estate. Both periods saw significantly depressed valuations, with many companies trading below book value. Then in 1991, we witnessed a powerful rebound in financial stocks, which was significantly greater than the recovery in the S&P 500 Index.

                                   (PIE CHART)

INDUSTRY DISTRIBUTION(5)
(AS OF OCTOBER 31, 2008)

Security & Commodity Brokers, Dealers, Exchanges & Services                       15%
Depository Institutions                                                           54%
Electronic & Other Electrical Equipment & Components, Except Computer Equipment    1%
Holding & Other Investment Offices                                                 2%
Insurance Carriers                                                                19%
Non-Depository Credit Institutions                                                 9%

----------
(5) Industry distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of industry distribution.

                     Wells Fargo Advantage Specialty Funds 9


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

While it is impossible to predict future returns, we believe the worst of the downside is behind us and anticipate some improvement in the coming year. We also believe that near-term volatility will likely remain high given the stresses in the economy, but the market traditionally bottoms about four to six months before the economy does. Financials are early cyclicals and normally recover faster than the overall market, when the market turns. During the past 12 months, we have attempted to position the Fund's portfolio somewhat more defensively given the challenging environment. From our perspective, now appears to be the time to position the portfolio to capture gains because we believe that a market recovery may be likely during the next 12 months.

                    10 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF OCTOBER 31, 2008)

                                 Including Sales Charge                  Excluding Sales Charge            Expense Ratio
SPECIALIZED FINANCIAL    -------------------------------------   -------------------------------------   -----------------
SERVICES FUND            6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
----------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SIFEX)           (43.28)    (54.71)  (9.74)    (2.76)    (39.82)    (51.95)   (8.67)   (2.18)     1.59%     1.35%
Class B (SIFBX)**         (44.86)    (57.20)  (9.93)    (2.79)    (39.86)    (52.20)   (9.33)   (2.79)     2.34%     2.10%
Class C (SIFCX)           (40.75)    (53.04)  (9.27)    (2.99)    (39.75)    (52.04)   (9.27)   (2.99)     2.34%     2.10%
S&P Financial Index(1)                                            (41.22)    (53.76)  (10.50)   (3.18)
S&P 500 Index(2)                                                  (29.28)    (36.10)    0.26     0.40

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to financial services sector risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(6) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    12 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

RCM Capital Management, LLC

PORTFOLIO MANAGERS

Huachen Chen, CFA
Walter C. Price, Jr., CFA

FUND INCEPTION

September 18, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

SPECIALIZED TECHNOLOGY FUND              1 YEAR
---------------------------              ------
Investor Class                           (42.23)%
S&P North American Technology Index(1)   (41.85)%
S&P 500 Index(2)                         (36.10)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.87% AND 1.97%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(3)
(AS OF OCTOBER 31, 2008)

                               (PERFORMANCE GRAPH)

                                WELLS FARGO
              WELLS FARGO        ADVANTAGE
               ADVANTAGE        SPECIALIZED                S&P NORTH
              SPECIALIZED        TECHNOLOGY                AMERICAN
               TECHNOLOGY     FUND - INVESTOR   S&P 500   TECHNOLOGY
             FUND - CLASS A        CLASS         INDEX       INDEX
             --------------   ---------------   -------   ----------
 9/18/2000        9425             10000         10,000     10,000
 9/30/2000        9529             10109          9,948      9,525
10/31/2000        8426              8938          9,906      8,805
11/30/2000        6909              7328          9,125      6,788
12/31/2000        6437              6827          9,169      6,205
 1/31/2001        6795              7206          9,495      7,223
 2/28/2001        5014              5316          8,629      5,220
 3/31/2001        4326              4586          8,082      4,494
 4/30/2001        4637              4915          8,710      5,351
 5/31/2001        4373              4635          8,769      5,137
 6/30/2001        4232              4484          8,555      5,150
 7/31/2001        3827              4054          8,471      4,783
 8/31/2001        3327              3525          7,941      4,159
 9/30/2001        2846              3015          7,300      3,318
10/31/2001        3261              3454          7,439      3,850
11/30/2001        3789              4012          8,009      4,505
12/31/2001        3968              4202          8,080      4,425
 1/31/2002        3817              4041          7,962      4,420
 2/28/2002        3252              3442          7,808      3,829
 3/31/2002        3582              3791          8,102      4,101
 4/30/2002        3167              3352          7,611      3,598
 5/31/2002        2950              3122          7,555      3,451
 6/30/2002        2686              2842          7,016      2,962
 7/31/2002        2432              2573          6,469      2,662
 8/31/2002        2375              2512          6,512      2,627
 9/30/2002        2102              2223          5,804      2,157
10/31/2002        2432              2572          6,315      2,628
11/30/2002        2714              2870          6,687      3,087
12/31/2002        2328              2461          6,294      2,636
 1/31/2003        2337              2471          6,129      2,613
 2/28/2003        2319              2451          6,037      2,651
 3/31/2003        2300              2430          6,095      2,620
 4/30/2003        2573              2719          6,598      2,893
 5/31/2003        3025              3197          6,945      3,215
 6/30/2003        3205              3386          7,034      3,206
 7/31/2003        3421              3614          7,158      3,390
 8/31/2003        3648              3853          7,298      3,623
 9/30/2003        3704              3912          7,220      3,569
10/31/2003        4090              4319          7,629      3,916
11/30/2003        4053              4279          7,696      3,990
12/31/2003        4015              4239          8,100      4,051
 1/31/2004        4298              4537          8,249      4,241
 2/29/2004        4156              4387          8,363      4,119
 3/31/2004        4147              4376          8,237      4,005
 4/30/2004        3921              4137          8,108      3,771
 5/31/2004        4147              4375          8,219      3,979
 6/30/2004        4279              4514          8,378      4,075
 7/31/2004        3808              4016          8,101      3,689
 8/31/2004        3695              3896          8,133      3,502
 9/30/2004        3893              4105          8,221      3,623
10/31/2004        4270              4502          8,347      3,815
11/30/2004        4590              4839          8,685      4,028
12/31/2004        4741              4997          8,980      4,155
 1/31/2005        4364              4599          8,761      3,880
 2/28/2005        4373              4609          8,945      3,884
 3/31/2005        4279              4509          8,787      3,789
 4/30/2005        4109              4330          8,620      3,595
 5/31/2005        4505              4747          8,895      3,918
 6/30/2005        4420              4658          8,907      3,841
 7/31/2005        4543              4787          9,239      4,100
 8/31/2005        4647              4886          9,154      4,065
 9/30/2005        4910              5174          9,228      4,105
10/31/2005        4901              5164          9,075      4,032
11/30/2005        5033              5303          9,418      4,298
12/31/2005        5127              5403          9,421      4,219
 1/31/2006        5504              5800          9,671      4,375
 2/28/2006        5250              5522          9,697      4,303
 3/31/2006        5476              5760          9,818      4,399
 4/30/2006        5448              5730          9,949      4,370
 5/31/2006        4920              5174          9,663      4,045
 6/30/2006        4788              5035          9,676      3,988
 7/31/2006        4609              4846          9,736      3,817
 8/31/2006        4882              5134          9,967      4,111
 9/30/2006        4986              5244         10,224      4,275
10/31/2006        5137              5403         10,558      4,445
11/30/2006        5410              5681         10,758      4,602
12/31/2006        5448              5720         10,909      4,572
 1/31/2007        5570              5859         11,074      4,646
 2/28/2007        5429              5700         10,858      4,546
 3/31/2007        5401              5671         10,979      4,566
 4/30/2007        5551              5830         11,465      4,794
 5/31/2007        5815              6108         11,865      4,995
 6/30/2007        6023              6316         11,668      5,033
 7/31/2007        6136              6445         11,307      4,997
 8/31/2007        6296              6604         11,476      5,136
 9/30/2007        6777              7111         11,905      5,348
10/31/2007        7380              7736         12,095      5,705
11/30/2007        6918              7260         11,589      5,253
12/31/2007        7003              7349         11,509      5,316
 1/31/2008        6041              6336         10,818      4,642
 2/29/2008        5872              6157         10,467      4,478
 3/31/2008        5768              6048         10,422      4,517
 4/30/2008        6239              6545         10,929      4,845
 5/31/2008        6588              6902         11,071      5,145
 6/30/2008        5957              6247         10,137      4,654
 7/31/2008        5881              6167         10,052      4,622
 8/31/2008        5881              6167         10,197      4,716
 9/30/2008        5052              5293          9,289      4,034
10/31/2008        4260              4469          7,729      3,317

----------
(1) The S&P North American Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an Index.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3) The chart compares the performance of the Wells Fargo Advantage Specialized Technology Fund Class A and Investor Class for the life of the Fund with the S&P North American Technology Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                    Wells Fargo Advantage Specialty Funds 13


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark during a time of major declines in most technology stocks and aversion to risk among investors. Overall stock selection was negative in both the large-cap and small-cap technology stocks. As a defensive strategy, the Fund had a larger-than-normal cash position, which helped to minimize the Fund's underperformance.

- The higher-than-normal cash position was implemented because stocks in the Fund had reached their price targets and we expected a slowing economy. Throughout the period, we used the cash for strategic buying opportunities when we found them.

- We sold stocks of companies that were not meeting our expectations to minimize the negative effects of holding them. Examples included Corning, eBay, Focus Media, Dell, and NVIDIA.

- The Fund retained a mix of well-positioned large-cap technology leaders such as Oracle, Apple, and Hewlett-Packard, as well as emerging leaders such as Qualcomm, Activision Blizzard, First Solar, Monsanto, McAfee, and Baidu.com.

LARGE-CAP TECHNOLOGY STOCKS BENEFITED FROM THE DECLINE OF THE U.S. DOLLAR FOR MOST OF THE PERIOD AND FROM THE NEED FOR TECHNOLOGY AS EMERGING COUNTRIES TRANSITIONED TO A NETWORKED WORLD.

The Fund's underweights to Microsoft, Oracle, IBM, Hewlett-Packard, and Intel hurt performance. These companies gained momentum during the period from sales in their non-U.S. business, which in many cases accounted for over half of their revenues. Valuations were low for these companies, as they tend to have large cash balances and aggressive buyback programs, but most of them also had new product cycles. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

On a more positive note, underweights in Dell, Motorola, and eBay contributed to Fund performance because these large cap stocks did not perform well.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2008)

Microsoft Corporation                         9.26%
Apple Incorporated                            8.11%
Hewlett-Packard Company                       8.02%
International Business Machines Corporation   6.83%
Google Incorporated Class A                   6.20%
Oracle Corporation                            5.73%
Cisco Systems Incorporated                    5.24%
Intel Corporation                             4.93%
QUALCOMM Incorporated                         4.75%
Salesforce.com Incorporated                   2.78%

----------
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

                    14 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

The Fund focused its smaller-cap holdings on those companies that we believed were well positioned to save customers money during this difficult environment. Stocks that fit this criteria included Cognizant in outsourcing, Baidu.com in Web search, Monsanto in agricultural productivity, Salesforce.com in software as a service, and Juniper Networks and Riverbed Technology in data communications.

We continue to favor several companies that are providing good value or new experiences to the consumer. In this category, we like some of the smart-phone vendors such as Apple, with its revolutionary iPhone; Research in Motion, with its upgraded BlackBerry devices, which include touch screens and cameras; Tencent Holdings, with its messaging portal that became the leading gaming portal in China; and Activision, with its core video games like Guitar Hero. Activision helped performance significantly, as did Tencent.

We also continue to favor selective alternative energy providers. Our favorite company is First Solar, which is the lowest-cost provider of solar energy in the world. With the passage of the Incentive Tax Credits (ITCs), we believe that this stock, which was a top contributor to performance in 2008, could do well again in 2009. We hope to broaden our holdings in the area of alternative energy.

OUR INVESTMENT PHILOSOPHY IS TO INVEST IN HIGH-GROWTH, NEW MARKET NICHE COMPANIES, BUT IN TODAY'S MARKET, WE RECOGNIZE THAT THIS VIEW MAY BE RISKY.

Consequently, we have moved the Fund into larger-cap companies. For example, in the internet sector, the Fund is overweight in Google, Tencent, and Amazon.com because we believe that these companies will gain market share with an increase in consumer spending. We are positioning the Fund to a more equal weighting in the software sector, with overweights in McAfee and Salesforce.com because this sector has done relatively well during most recessions. The Fund is underweight in computers and peripherals, but we do like Hewlett-Packard because of the company's recent purchase of EDS. Finally, while the Fund is overweight in Apple, Research in Motion, and Qualcomm, we are becoming more cautious in the smart phone area because we believe that the economy is affecting sales.

INDUSTRY DISTRIBUTION(5)
(AS OF OCTOBER 31, 2008)

                                   (PIE CHART)

Computer Equipment                           30%
Business Services                            37%
Communications                                7%
Electric, Gas & Sanitary Services             1%
E-Commerce/Services                           1%
Electronics & Other Electrical Equipment &
   Components, Except Computer Equipment     24%

----------
(5) Industry distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of industry distribution.

                    Wells Fargo Advantage Specialty Funds 15


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

WE BELIEVE THAT TECHNOLOGY COMPANIES WILL FARE SURPRISINGLY WELL IN THIS DIFFICULT ENVIRONMENT.

The technology sector has had to justify every dollar spent by its customers after the problems we saw in 2000-2003. These companies are accustomed to selling returns, cutting costs, and delivering on their claims. Therefore, we believe that these companies are well positioned for the current challenges facing the global economy. Growth does not come from pricing in this sector. In our view, however, a recovery in spending will only come after customers are confident that the credit crisis is over and the problems with liquidity have been resolved. We are hopeful that this condition will occur in 2009.

                    16 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(6) (%) (AS OF OCTOBER 31, 2008)

                                               Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                         ----------------------------------  ----------------------------------  ----------------
                                                                      Life                                Life
SPECIALIZED TECHNOLOGY FUND              6 Months*  1 Year  5 Year  of Fund  6 Months*  1 Year  5 Year  of Fund  Gross(7)  Net(8)
---------------------------              ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFSTX)                           (35.61)   (45.61) (0.35)   (9.98)   (31.72)   (42.27)  0.82    (9.32)    1.80%    1.75%
Class B (WFTBX)**                         (37.00)   (47.72) (0.36)   (9.92)   (32.00)   (42.72)  0.05    (9.92)    2.55%    2.50%
Class C (WFTCX)                           (33.05)   (43.70)  0.00   (10.03)   (32.05)   (42.70)  0.00   (10.03)    2.55%    2.50%
Investor Class (WFTZX)                                                        (31.71)   (42.23)  0.68    (9.45)    1.97%    1.87%
S&P North American Technology Index(1)                                        (31.53)   (41.85) (3.26)  (12.70)
S&P 500 Index(2)                                                              (29.28)   (36.10)  0.26    (3.12)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, nondiversification risk, smaller company securities risk and technology sector risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(6) Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

(7) Reflects the gross expense ratio as stated in the March 1, 2008, prospectus for Class A, Class B, and Class C shares and the June 20, 2008, prospectus for Investor Class shares.

(8) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    18 Wells Fargo Advantage Specialty Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning        Ending         Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND     05-01-2008      10-31-2008     Period(1)    Expense Ratio
---------------------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
Actual                                                        $1,000.00       $  601.80        $ 5.44         1.35%
Hypothetical (5% return before expenses)                      $1,000.00       $1,018.35        $ 6.85         1.35%

CLASS B
Actual                                                        $1,000.00       $  601.40        $ 8.45         2.10%
Hypothetical (5% return before expenses)                      $1,000.00       $1,014.58        $10.63         2.10%

CLASS C
Actual                                                        $1,000.00       $  602.50        $ 8.46         2.10%
Hypothetical (5% return before expenses)                      $1,000.00       $1,014.58        $10.63         2.10%

                    Wells Fargo Advantage Specialty Funds 19


Fund Expenses (Unaudited)

                                                      Beginning         Ending        Expenses
                                                    Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND     05-01-2008      10-31-2008     Period(1)    Expense Ratio
-------------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
Actual                                                $1,000.00       $  682.80        $ 7.40         1.75%
Hypothetical (5% return before expenses)              $1,000.00       $1,016.34        $ 8.87         1.75%

CLASS B
Actual                                                $1,000.00       $  680.00        $10.56         2.50%
Hypothetical (5% return before expenses)              $1,000.00       $1,012.57        $12.65         2.50%

CLASS C
Actual                                                $1,000.00       $  679.50        $10.55         2.50%
Hypothetical (5% return before expenses)              $1,000.00       $1,012.57        $12.65         2.50%

INVESTOR CLASS
Actual                                                $1,000.00       $  682.90        $ 7.91         1.87%
Hypothetical (5% return before expenses)              $1,000.00       $1,015.74        $ 9.48         1.87%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                    20 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2008

SPECIALIZED FINANCIAL SERVICES FUND

   SHARES     SECURITY NAME                                                                                                VALUE
-----------   ----------------------------------------------------------------------                                   ------------
COMMON STOCKS: 99.23%
DEPOSITORY INSTITUTIONS: 53.52%
    255,762   BANK OF AMERICA CORPORATION                                                                              $  6,181,768
    150,778   BANK OF NEW YORK MELLON CORPORATION                                                                         4,915,363
    475,300   CITIGROUP INCORPORATED                                                                                      6,487,845
     45,800   CITY NATIONAL CORPORATION                                                                                   2,451,674
     28,242   CULLEN FROST BANKERS INCORPORATED                                                                           1,580,705
     15,000   INDEPENDENT BANK CORPORATION                                                                                  431,550
    304,562   JPMORGAN CHASE & COMPANY                                                                                   12,563,183
     52,400   NORTHERN TRUST CORPORATION                                                                                  2,950,644
     79,800   PNC FINANCIAL SERVICES GROUP                                                                                5,320,266
     50,500   STATE STREET CORPORATION                                                                                    2,189,175
     37,700   SUNTRUST BANKS INCORPORATED                                                                                 1,513,278
    206,800   US BANCORP<<                                                                                                6,164,708
    108,046   WACHOVIA CORPORATION                                                                                          692,575
     26,500   ZIONS BANCORPORATION                                                                                        1,009,915
                                                                                                                         54,452,649
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.15%
     60,000   GENERAL ELECTRIC COMPANY                                                                                    1,170,600
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.30%
     51,000   PROLOGIS                                                                                                      714,000
     20,000   PUBLIC STORAGE INCORPORATED                                                                                 1,630,000
                                                                                                                          2,344,000
                                                                                                                       ------------
INSURANCE CARRIERS: 18.40%
     41,200   ACE LIMITED                                                                                                 2,363,232
    140,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                  1,261,400
     47,500   GENWORTH FINANCIAL INCORPORATED                                                                               229,900
     94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                                970,080
     76,000   ING GROUP NV ADR                                                                                              707,560
     49,000   MANULIFE FINANCIAL CORPORATION<<                                                                              984,410
     73,000   MAX CAPITAL GROUP LIMITED                                                                                   1,164,350
     21,582   METLIFE INCORPORATED                                                                                          716,943
     89,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                           2,670,000
          1   REINSURANCE GROUP OF AMERICA INCORPORATED CLASS B                                                                  16
     38,000   RENAISSANCERE HOLDINGS LIMITED                                                                              1,744,200
    139,000   THE TRAVELERS COMPANIES INCORPORATED                                                                        5,914,450
                                                                                                                         18,726,541
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 9.24%
     45,000   AMERICAN CAPITAL LIMITED<<                                                                                    632,250
    125,500   AMERICAN EXPRESS COMPANY                                                                                    3,451,250
     79,000   CAPITAL ONE FINANCIAL CORPORATION                                                                           3,090,480
    127,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                      2,222,500
                                                                                                                          9,396,480
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 14.62%
     38,500   ALLIANCE BERNSTEIN HOLDING LP                                                                                 902,440
    132,741   CHARLES SCHWAB CORPORATION                                                                                  2,538,008
    112,000   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    2,710,400
     39,400   GOLDMAN SACHS GROUP INCORPORATED                                                                            3,644,500

                    Wells Fargo Advantage Specialty Funds 21


Portfolio of Investments--October 31, 2008

SPECIALIZED FINANCIAL SERVICES FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   ----------------------------------------------------------------------                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
     87,200   INVESCO LIMITED                                                                                          $  1,300,151
    128,300   MERRILL LYNCH & COMPANY INCORPORATED                                                                        2,385,097
     80,000   MORGAN STANLEY                                                                                              1,397,601
                                                                                                                         14,878,197
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $135,010,628)                                                                                 100,968,467
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING: 3.38%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.63%
    158,984   BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                                     158,984
    158,984   DAILY ASSETS FUND INSTITUTIONAL                                                                               158,984
    158,984   DREYFUS CASH MANAGEMENT FUND                                                                                  158,984
    158,984   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               158,984
                                                                                                                            635,936
                                                                                                                       ------------

  PRINCIPAL                                                                            INTEREST RATE   MATURITY DATE
-----------   ----------------------------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.75%
$    63,370   ABN AMRO BANK NV                                                              0.25%        11/03/2008          63,370
    391,861   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $391,869)                                                  0.25         11/03/2008         391,861
     31,797   BANK OF IRELAND                                                               0.25         11/03/2008          31,797
    391,861   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $391,869)                                                  0.25         11/03/2008         391,861
     44,784   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $44,785)                                                   0.20         11/03/2008          44,784
     32,468   CALYON GRAND CAYMAN                                                           1.00         11/03/2008          32,468
     57,169   CHEYNE FINANCE LLC++ +/- ####(a)(i)                                           0.00         02/25/2008             943
     44,014   CHEYNE FINANCE LLC++ +/- ####(a)(i)                                           0.00         05/19/2008             726
     11,868   CME GROUP INCORPORATED++                                                      1.65         11/07/2008          11,865
    329,891   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $329,901)                                                  0.35         11/03/2008         329,891
     66,057   DANSKE BANK A/S COPENHAGEN                                                    1.00         11/03/2008          66,057
    391,861   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $391,869)                                                  0.25         11/03/2008         391,861
     47,471   DEXIA CREDIT LOCAL DE FRANCE SA                                               1.25         11/03/2008          47,471
     47,471   FORTIS BANK GRAND CAYMAN                                                      0.60         11/03/2008          47,471
      6,574   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $6,574)                                                    0.15         11/03/2008           6,574
     15,898   GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.65         11/03/2008          15,898
    213,545   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/23/2009          91,867
     42,545   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES
                 (MATURITY VALUE $42,547)                                                   0.50         11/03/2008          42,545
    194,811   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $194,814)                                                  0.20         11/03/2008         194,811
      8,733   MONT BLANC CAPITAL CORPORATION++                                              0.50         11/03/2008           8,733
     47,023   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES
                 (MATURITY VALUE $47,032)                                                   2.25         11/03/2008          47,023
     32,468   NATIXIS                                                                       1.10         11/03/2008          32,468
      5,374   SCALDIS CAPITAL LIMITED++                                                     0.75         11/03/2008           5,374

                    22 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2008

SPECIALIZED FINANCIAL SERVICES FUND

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
-----------   ----------------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    63,370   SOCIETE GENERALE GRAND CAYMAN                                                 0.25%        11/03/2008    $     63,370
     65,161   SVENSKA HANDELSBANKEN INCORPORRATED                                           1.00         11/03/2008          65,161
     64,041   UBS AG CAYMAN ISLANDS                                                         0.31         11/03/2008          64,041
    111,960   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                         3.04         02/15/2008          78,372
     69,415   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                         3.03         04/03/2008          48,591
     96,286   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                         0.32         07/28/2008          67,400
     55,980   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                         0.35         08/07/2008          39,186
     88,292   WHITE PINE FINANCE LLC++ +/- ####(a)(i)                                       2.99         02/22/2008          78,128
                                                                                                                          2,801,968
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,660,024)                                                                 3,437,904
                                                                                                                       ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 1.18%
  1,196,956   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                1,196,956
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,196,956)                                                                            1,196,956
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $139,867,608)*                 103.79%                                                                        $105,603,327
OTHER ASSETS AND LIABILITIES, NET        (3.79)                                                                          (3,854,169)
                                        ------                                                                         ------------
TOTAL NET ASSETS                        100.00%                                                                        $101,749,158
                                        ======                                                                         ============

----------
<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,196,956.

* Cost for federal income tax purposes is $141,348,667 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  7,935,985
Gross unrealized depreciation                 (43,681,325)
                                             ------------
Net unrealized appreciation (depreciation)   $(35,745,340)

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 23


Portfolio of Investments--October 31, 2008

SPECIALIZED TECHNOLOGY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   ----------------------------------------------------------------------                                   ------------
COMMON STOCKS: 90.95%
BUSINESS SERVICES: 32.98%
    240,805   ACTIVISION BLIZZARD INCORPORATED+                                                                        $  3,000,430
     26,025   ADOBE SYSTEMS INCORPORATED+                                                                                   693,306
      8,535   BAIDU.COM INCORPORATED ADR+<<                                                                               1,758,210
     82,320   CA INCORPORATED                                                                                             1,465,296
    183,625   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         3,525,600
     24,640   GOOGLE INCORPORATED CLASS A+                                                                                8,854,630
     89,370   JUNIPER NETWORKS INCORPORATED+                                                                              1,674,794
      9,533   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+<<                                                                 133,462
    116,790   MCAFEE INCORPORATED+                                                                                        3,801,515
    592,040   MICROSOFT CORPORATION                                                                                      13,220,253
     15,803   NETEASE.COM INCORPORATED ADR+                                                                                 356,119
    447,225   ORACLE CORPORATION+                                                                                         8,179,745
    128,180   SALESFORCE.COM INCORPORATED+                                                                                3,968,453
     88,945   YAHOO! INCORPORATED+<<                                                                                      1,140,275
                                                                                                                         51,772,088
                                                                                                                       ------------
COMMUNICATIONS: 6.57%
     94,455   AMERICAN TOWER CORPORATION CLASS A+                                                                         3,051,841
    210,415   COMCAST CORPORATION CLASS A<<                                                                               3,316,140
     85,244   DIRECTV GROUP INCORPORATED+                                                                                 1,865,991
    285,000   TENCENT HOLDINGS LIMITED+                                                                                   2,074,788
                                                                                                                         10,308,760
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT: 0.25%
     26,770   COMMSCOPE INCORPORATED+                                                                                       393,787
                                                                                                                       ------------
E-COMMERCE/SERVICES: 1.03%
     28,260   AMAZON.COM INCORPORATED+<<                                                                                  1,617,602
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES: 0.95%
      7,335   FIRST SOLAR INCORPORATED+                                                                                   1,054,040
     25,130   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                                 439,775
                                                                                                                          1,493,815
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 21.61%
     82,920   ABB LIMITED                                                                                                 1,088,002
     91,900   ANALOG DEVICES INCORPORATED                                                                                 1,962,984
     33,625   ASML HOLDING NV                                                                                               590,119
    420,975   CISCO SYSTEMS INCORPORATED+                                                                                 7,480,726
    439,500   INTEL CORPORATION                                                                                           7,032,000
     50,675   INTERSIL CORPORATION CLASS A                                                                                  693,741
     62,670   LINEAR TECHNOLOGY CORPORATION                                                                               1,421,356
      6,100   NINTENDO COMPANY LIMITED+                                                                                   1,959,981
    403,945   ON SEMICONDUCTOR CORPORATION+                                                                               2,064,159
    177,090   QUALCOMM INCORPORATED                                                                                       6,775,463
      9,330   SUNPOWER CORPORPORATION CLASS B+                                                                              276,261
    267,270   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                      2,207,650
     19,350   TEXAS INSTRUMENTS INCORPORATED                                                                                378,486
                                                                                                                         33,930,928
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 27.50%
    107,620   APPLE INCORPORATED+                                                                                        11,578,836
    193,915   DELL INCORPORATED+                                                                                          2,356,067
    228,640   EMC CORPORATION+                                                                                            2,693,379

                    24 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2008

SPECIALIZED TECHNOLOGY FUND

   SHARES     SECURITY NAME                                                                                               VALUE
-----------   ----------------------------------------------------------------------                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
    299,185   HEWLETT-PACKARD COMPANY                                                                                  $ 11,452,802
    104,875   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 9,750,229
     52,580   RESEARCH IN MOTION LIMITED+                                                                                 2,651,609
    213,791   RIVERBED TECHNOLOGY INCORPORATED+                                                                           2,678,801
                                                                                                                         43,161,723
                                                                                                                       ------------
OIL & GAS EXTRACTION: 0.06%
        495   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                         43,956
      2,995   WEATHERFORD INTERNATIONAL LIMITED+                                                                             50,556
                                                                                                                             94,512
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $201,325,613)                                                                                 142,773,215
                                                                                                                       ------------
RIGHTS: 0.00%
     30,500   SEAGATE TECHNOLOGY RIGHTS(a)(i)                                                                                     0
TOTAL RIGHTS  (COST $0)                                                                                                           0
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING: 2.84%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.53%
    205,812   BLACKROCKTEMP FUND #24 MONEY MARKET FUND                                                                      205,812
    205,812   DAILY ASSETS FUND INSTITUTIONAL                                                                               205,812
    205,812   DREYFUS CASH MANAGEMENT FUND                                                                                  205,812
    205,812   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               205,812
                                                                                                                            823,248
                                                                                                                        -----------

 PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
-----------                                                                            -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.31%
$    82,035   ABN AMRO BANK NV                                                              0.25%        11/03/2008          82,035
    507,283   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $507,294)                    0.25         11/03/2008         507,283
     41,162   BANK OF IRELAND                                                               0.25         11/03/2008          41,162
    507,283   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $507,294)                                0.25         11/03/2008         507,283
     57,975   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 US TREASURY SECURITIES (MATURITY VALUE $57,976)                            0.20         11/03/2008          57,975
     42,032   CALYON GRAND CAYMAN                                                           1.00         11/03/2008          42,032
     74,007   CHEYNE FINANCE LLC++ +/- ####(a)(i)                                           0.00         02/25/2008           1,221
     56,978   CHEYNE FINANCE LLC++ +/- ####(a)(i)                                           0.00         05/19/2008             940
     15,363   CME GROUP INCORPORATED++                                                      1.65         11/07/2008          15,359
    427,060   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $427,072)                    0.35         11/03/2008         427,060
     85,513   DANSKE BANK A/S COPENHAGEN                                                    1.00         11/03/2008          85,513
    507,283   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $507,294)                       0.25         11/03/2008         507,283
     61,454   DEXIA CREDIT LOCAL DE FRANCE SA                                               1.25         11/03/2008          61,454
     61,454   FORTIS BANK GRAND CAYMAN                                                      0.60         11/03/2008          61,454
      8,511   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,511)                         0.15         11/03/2008           8,511
     20,581   GREENWICH CAPITAL HOLDINGS INCORPORATED                                       0.65         11/03/2008          20,580
    276,444   GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/23/2009         118,926

                    Wells Fargo Advantage Specialty Funds 25


Portfolio of Investments--October 31, 2008

SPECIALIZED TECHNOLOGY FUND

 PRINCIPAL   SECURITY NAME                                                                                                VALUE
-----------  -----------------------------------------------------------------------                                   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    55,076   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $55,078)                             0.50%         11/03/2008    $     55,076
    252,192   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $252,196)                         0.20          11/03/2008         252,192
     11,305   MONT BLANC CAPITAL CORPORATION++                                             0.50          11/03/2008          11,305
     60,874   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $60,885)                             2.25          11/03/2008          60,874
     42,032   NATIXIS                                                                      1.10          11/03/2008          42,032
      6,957   SCALDIS CAPITAL LIMITED++                                                    0.75          11/03/2008           6,957
     82,035   SOCIETE GENERALE GRAND CAYMAN                                                0.25          11/03/2008          82,035
     84,354   SVENSKA HANDELSBANKEN INCORPORATED                                           1.00          11/03/2008          84,354
     82,905   UBS AG CAYMAN ISLANDS                                                        0.31          11/03/2008          82,905
    144,938   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                        3.04          02/15/2008         101,457
     89,862   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                        3.03          04/03/2008          62,903
    124,647   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                        0.32          07/28/2008          87,253
     72,469   VICTORIA FINANCE LLC++ +/- ####(a)(i)                                        0.35          08/07/2008          50,728
    114,299   WHITE PINE FINANCE LLC++ +/- ####(a)(i)                                      2.99          02/22/2008         101,143
                                                                                                                          3,627,285
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,667,432)                                                                 4,450,533
                                                                                                                       ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 10.56%
MUTUAL FUNDS: 10.56%
 16,577,263   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               16,577,263
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,577,263)                                                                          16,577,263
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $222,570,308)*                    104.35%                                                                        $163,801,011
OTHER ASSETS AND LIABILITIES, NET        (4.35)                                                                          (6,831,034)
                                        ------                                                                         ------------
TOTAL NET ASSETS                        100.00%                                                                        $156,969,977
                                        ======                                                                         ============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $16,577,263.

* Cost for federal income tax purposes is $224,775,405 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $    398,361
Gross unrealized depreciation                 (61,372,755)
                                             ------------
Net unrealized appreciation (depreciation)   $(60,974,394)

The accompanying notes are an integral part of these financial statements.

                    26 Wells Fargo Advantage Specialty Funds


                          Statements of Assets and Liabilities--October 31, 2008

                                                                                              Specialized       Specialized
                                                                                          Financial Services    Technology
                                                                                                 Fund              Fund
                                                                                          ------------------   ------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ...................      $100,968,467      $142,773,215
      Collateral received for securities loaned (Note 2) ..............................         3,437,904         4,450,533
      Investments in affiliates .......................................................         1,196,956        16,577,263
                                                                                             ------------      ------------
   Total investments at market value (see cost below) .................................       105,603,327       163,801,011
                                                                                             ------------      ------------
   Cash ...............................................................................            50,000            50,000
   Receivable for Fund shares issued ..................................................             3,300           286,900
   Receivable for investments sold ....................................................           146,771         1,446,428
   Receivables for dividends and interest .............................................           193,910           104,839
                                                                                             ------------      ------------
Total assets ..........................................................................       105,997,308       165,689,178
                                                                                             ------------      ------------
LIABILITIES
   Payable for Fund shares redeemed ...................................................           123,907           605,853
   Payable for investments purchased ..................................................                 0         3,007,562
   Payable upon receipt of securities loaned (Note 2) .................................         3,940,635         4,880,925
   Payable to investment advisor and affiliates (Note 3) ..............................            90,516           160,900
   Accrued expenses and other liabilities .............................................            93,092            63,961
                                                                                             ------------      ------------
Total liabilities .....................................................................         4,248,150         8,719,201
                                                                                             ------------      ------------
TOTAL NET ASSETS ......................................................................      $101,749,158      $156,969,977
                                                                                             ============      ============
NET ASSETS CONSIST OF
   Paid-in capital ....................................................................      $161,537,004      $278,530,471
   Undistributed net investment income (loss) .........................................           190,302                 0
   Undistributed net realized gain (loss) on investments ..............................       (25,713,867)      (62,795,587)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies .....       (34,042,161)      (58,548,008)
   Net unrealized appreciation (depreciation) of securities lending ...................          (222,120)         (216,899)
                                                                                             ------------      ------------
TOTAL NET ASSETS ......................................................................      $101,749,158      $156,969,977
                                                                                             ============      ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ...............................................................      $100,281,933      $100,522,578
   Shares outstanding - Class A .......................................................        61,474,000        22,242,031
   Net asset value per share - Class A ................................................      $       1.63      $       4.52
   Maximum offering price per share - Class A(2) ......................................      $       1.73      $       4.80
   Net assets - Class B ...............................................................      $    915,682      $  3,253,868
   Shares outstanding - Class B .......................................................           561,529           766,015
   Net asset value and offering price per share - Class B .............................      $       1.63      $       4.25
   Net assets - Class C ...............................................................      $    551,543      $  3,626,491
   Shares outstanding - Class C .......................................................           340,795           855,143
   Net asset value and offering price per share - Class C .............................      $       1.62      $       4.24
   Net assets - Investor Class ........................................................                NA      $ 49,567,040
   Shares outstanding - Investor Class ................................................                NA        11,022,864
   Net asset value and offering price per share - Investor Class ......................                NA      $       4.50
                                                                                             ------------      ------------
Investments at cost ...................................................................      $139,867,608      $222,570,308
                                                                                             ------------      ------------
Securities on loan, at market value (Note 2) ..........................................      $  3,619,198      $  4,661,411
                                                                                             ------------      ------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 27


Statements of Operations--For the Year Ended October 31, 2008

                                                                                              Specialized       Specialized
                                                                                          Financial Services    Technology
                                                                                                 Fund              Fund
                                                                                          ------------------   -------------
INVESTMENT INCOME
   Dividends(1) .......................................................................      $   6,894,452     $   1,580,879
   Income from affiliated securities ..................................................             30,823           904,749
   Securities lending income ..........................................................             96,409           132,895
                                                                                             -------------     -------------
Total investment income ...............................................................          7,021,684         2,618,523
                                                                                             -------------     -------------
EXPENSES
   Advisory fees ......................................................................          1,768,541         2,426,153
   Administration fees
      Fund Level ......................................................................             93,081           115,531
      Class A .........................................................................            514,632           405,384
      Class B .........................................................................              4,666            22,491
      Class C .........................................................................              1,956            15,607
      Investor Class ..................................................................                 NA           303,874
   Custody fees .......................................................................             37,232           161,744
   Shareholder servicing fees (Note 3) ................................................            459,812           574,965
   Accounting fees ....................................................................             35,690            45,280
   Distribution fees (Note 3)
      Class B .........................................................................             12,499            60,244
      Class C .........................................................................              5,239            41,805
   Professional fees ..................................................................             34,663            34,663
   Registration fees ..................................................................             35,302            45,695
   Shareholder reports ................................................................             63,721            91,361
   Trustees' fees .....................................................................              8,646             8,646
   Other fees and expenses ............................................................             11,940            13,918
                                                                                             -------------     -------------
Total expenses ........................................................................          3,087,620         4,367,361
                                                                                             -------------     -------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................................           (554,147)         (126,321)
   Net expenses .......................................................................          2,533,473         4,241,040
                                                                                             -------------     -------------
Net investment income (loss) ..........................................................          4,488,211        (1,622,517)
                                                                                             -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....................        (24,236,544)        6,336,153
   Securities lending .................................................................           (280,611)         (213,493)
                                                                                             -------------     -------------
Net realized gain and loss from investments ...........................................        (24,517,155)        6,122,660
                                                                                             -------------     -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....................       (108,578,207)     (123,479,818)
   Securities lending .................................................................           (203,275)         (180,109)
                                                                                             -------------     -------------
Net change in unrealized appreciation (depreciation) of investments ...................       (108,781,482)     (123,659,927)
                                                                                             -------------     -------------
Net realized and unrealized gain (loss) on investments ................................       (133,298,637)     (117,537,267)
                                                                                             -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................      $(128,810,426)    $(119,159,784)
                                                                                             =============     =============
(1) Net of foreign withholding taxes of ...............................................      $      32,817     $      47,287

The accompanying notes are an integral part of these financial statements.

                    28 Wells Fargo Advantage Specialty Funds


                                             Statements of Changes in Net Assets

                                                                           SPECIALIZED FINANCIAL
                                                                               SERVICES FUND         SPECIALIZED TECHNOLOGY FUND
                                                                        ---------------------------  ---------------------------
                                                                           For the       For the        For the        For the
                                                                          Year Ended    Year Ended     Year Ended    Year Ended
                                                                         October 31,    October 31,   October 31,    October 31,
                                                                             2008          2007           2008           2007
                                                                        -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..............................................  $ 290,537,750  $359,168,516  $ 279,136,367  $219,109,933
OPERATIONS
   Net investment income (loss) ......................................      4,488,211     4,387,235     (1,622,517)   (2,671,020)
   Net realized gain (loss) on investments ...........................    (24,517,155)   24,858,386      6,122,660    41,386,887
   Net change in unrealized appreciation (depreciation)
      of investments .................................................   (108,781,482)  (29,107,441)  (123,659,927)   44,826,403
                                                                        -------------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from operations ......   (128,810,426)      138,180   (119,159,784)   83,542,270
                                                                        -------------  ------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ........................................................     (4,072,143)   (4,273,019)             0             0
      Class B ........................................................        (23,741)      (15,821)             0             0
      Class C ........................................................        (11,371)       (5,381)             0             0
   Net realized gain on sales of investments
      Class A ........................................................    (24,367,046)  (26,130,265)             0             0
      Class B ........................................................       (217,904)     (280,729)             0             0
      Class C ........................................................        (81,220)      (79,775)             0             0
                                                                        -------------  ------------  -------------  ------------
Total distributions to shareholders ..................................    (28,773,425)  (30,784,990)             0             0
                                                                        -------------  ------------  -------------  ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................      6,316,626     3,779,443     99,560,233    55,109,038
   Reinvestment of distributions - Class A ...........................     25,790,503    27,462,786              0             0
   Cost of shares redeemed - Class A .................................    (63,360,444)  (68,181,046)   (87,435,940)  (46,755,488)
                                                                        -------------  ------------  -------------  ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class A ...................................    (31,253,315)  (36,938,817)    12,124,293     8,353,550
                                                                        -------------  ------------  -------------  ------------
   Proceeds from shares sold - Class B ...............................         70,148       160,967        367,906       653,805
   Reinvestment of distributions - Class B ...........................        223,610       272,182              0             0
   Cost of shares redeemed - Class B .................................       (510,081)   (1,413,077)    (9,478,433)  (15,445,421)
                                                                        -------------  ------------  -------------  ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class B ...................................       (216,323)     (979,928)    (9,110,527)  (14,791,616)
                                                                        -------------  ------------  -------------  ------------
   Proceeds from shares sold - Class C ...............................        282,869        32,339      1,031,719     1,082,804
   Reinvestment of distributions - Class C ...........................         74,519        69,234              0             0
   Cost of shares redeemed - Class C .................................        (92,491)     (166,784)    (1,401,501)   (1,333,583)
                                                                        -------------  ------------  -------------  ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class C ...................................        264,897       (65,211)      (369,782)     (250,779)
                                                                        -------------  ------------  -------------  ------------
   Proceeds from shares sold - Investor Class ........................             NA            NA      4,625,360     3,917,378*
   Cost of shares redeemed - Investor Class ..........................             NA            NA    (10,275,950)  (20,744,369)*
                                                                        -------------  ------------  -------------  ------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Investor Class* ...........................             NA            NA     (5,650,590)  (16,826,991)
                                                                        -------------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from capital
      share transactions - Total .....................................    (31,204,741)  (37,983,956)    (3,006,606)  (23,515,836)
                                                                        -------------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS ................................   (188,788,592)  (68,630,766)  (122,166,390)   60,026,434
                                                                        -------------  ------------  -------------  ------------
ENDING NET ASSETS ....................................................  $ 101,749,158  $290,537,750  $ 156,969,977  $279,136,367
                                                                        =============  ============  =============  ============

*    On June 20, 2008, Class Z was renamed Investor class.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 29


Statements of Changes in Net Assets

                                                                           SPECIALIZED FINANCIAL      SPECIALIZED TECHNOLOGY
                                                                               SERVICES FUND                   FUND
                                                                        --------------------------  -------------------------
                                                                           For the       For the       For the      For the
                                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                                         October 31,   October 31,   October 31,  October 31,
                                                                            2008          2007          2008          2007
                                                                        ------------  ------------  ------------  -----------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................     2,589,854       928,142    15,115,039    8,103,064
   Shares issued in reinvestment of distributions - Class A ..........     8,673,158     6,808,019             0            0
   Shares redeemed - Class A .........................................   (24,236,724)  (16,915,118)  (13,742,298)  (7,453,984)
                                                                        ------------  ------------  ------------  -----------
   Net increase (decrease) in shares outstanding - Class A ...........   (12,973,712)   (9,178,957)    1,372,741      649,080
                                                                        ------------  ------------  ------------  -----------
   Shares sold - Class B .............................................        22,179        39,304        55,510      108,610
   Shares issued in reinvestment of distributions - Class B ..........        74,918        67,590             0            0
   Shares redeemed - Class B .........................................      (194,077)     (351,449)   (1,496,504)  (2,494,038)
                                                                        ------------  ------------  ------------  -----------
   Net increase (decrease) in shares outstanding - Class B ...........       (96,980)     (244,555)   (1,440,994)  (2,385,428)
                                                                        ------------  ------------  ------------  -----------
   Shares sold - Class C .............................................       122,531         8,068       161,970      166,576
   Shares issued in reinvestment of distributions - Class C ..........        25,385        17,328             0            0
   Shares redeemed - Class C .........................................       (41,391)      (41,843)     (240,041)    (229,527)
                                                                        ------------  ------------  ------------  -----------
   Net increase (decrease) in shares outstanding - Class C ...........       106,525       (16,447)      (78,071)     (62,951)
                                                                        ------------  ------------  ------------  -----------
   Shares sold - Investor Class* .....................................            NA            NA       760,359      614,249
   Shares redeemed - Investor Class* .................................            NA            NA    (1,608,782)  (3,424,708)
                                                                        ------------  ------------  ------------  -----------
   Net increase (decrease) in shares outstanding - Investor Class* ...            NA            NA      (848,423)  (2,810,459)
                                                                        ------------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ................................................  $(12,964,167) $ (9,439,959) $   (994,747) $(4,609,758)
                                                                        ------------  ------------  ------------  -----------
Ending balance of undistributed net investment income (loss) .........       190,301             0             0            0
                                                                        ------------  ------------  ------------  -----------

The accompanying notes are an integral part of these financial statements.

                    30 Wells Fargo Advantage Specialty Funds


                                                            Financial Highlights

                                             Beginning                    Net Realized    Distributions
                                             Net Asset        Net        and Unrealized      from Net      Distributions
                                             Value Per     Investment      Gain (Loss)      Investment       from Net
                                               Share     Income (Loss)   on Investments       Income      Realized Gains
                                             ---------   -------------   --------------   -------------   --------------
SPECIALIZED FINANCIAL SERVICES FUND

Class A
November 1, 2007 to October 31, 2008 .....     $3.86        0.06(6)          (1.89)           (0.06)          (0.34)
November 1, 2006 to October 31, 2007 .....     $4.24        0.05             (0.06)           (0.05)          (0.32)
November 1, 2005 to October 31, 2006 .....     $3.80        0.05              0.61            (0.05)          (0.17)
October 1, 2005(4) to October 31, 2005 ...     $3.70        0.00              0.10             0.00            0.00
October 1, 2004 to September 30, 2005 ....     $3.83        0.04              0.16            (0.04)          (0.29)
October 1, 2003 to September 30, 2004 ....     $4.26        0.03              0.42            (0.03)          (0.85)

Class B
November 1, 2007 to October 31, 2008 .....     $3.85        0.04(6)          (1.88)           (0.04)          (0.34)
November 1, 2006 to October 31, 2007 .....     $4.23        0.02             (0.06)           (0.02)          (0.32)
November 1, 2005 to October 31, 2006 .....     $3.79        0.00              0.62            (0.01)          (0.17)
October 1, 2005(4) to October 31, 2005 ...     $3.69        0.00              0.10             0.00            0.00
October 1, 2004 to September 30, 2005 ....     $3.82        0.01              0.16            (0.01)          (0.29)
October 1, 2003 to September 30, 2004 ....     $4.25       (0.01)             0.43             0.00           (0.85)

Class C
November 1, 2007 to October 31, 2008 .....     $3.82        0.04(6)          (1.86)           (0.04)          (0.34)
November 1, 2006 to October 31, 2007 .....     $4.20        0.02             (0.06)           (0.02)          (0.32)
November 1, 2005 to October 31, 2006 .....     $3.77        0.01              0.61            (0.02)          (0.17)
October 1, 2005(4) to October 31, 2005 ...     $3.67        0.00              0.10             0.00            0.00
October 1, 2004 to September 30, 2005 ....     $3.80        0.01              0.16            (0.01)          (0.29)
October 1, 2003 to September 30, 2004 ....     $4.23       (0.00)             0.42             0.00           (0.85)

SPECIALIZED TECHNOLOGY FUND

Class A
November 1, 2007 to October 31, 2008 .....     $7.83       (0.04)(6)         (3.27)            0.00            0.00
November 1, 2006 to October 31, 2007 .....     $5.45       (0.07)(6)          2.45             0.00            0.00
November 1, 2005 to October 31, 2006 .....     $5.20       (0.07)             0.32             0.00            0.00
October 1, 2005(4) to October 31, 2005 ...     $5.21       (0.01)             0.00             0.00            0.00
October 1, 2004 to September 30, 2005 ....     $4.13       (0.07)             1.15             0.00            0.00
October 1, 2003 to September 30, 2004 ....     $3.93       (0.07)             0.27             0.00            0.00

Class B
November 1, 2007 to October 31, 2008 .....     $7.42       (0.08)(6)         (3.09)            0.00            0.00
November 1, 2006 to October 31, 2007 .....     $5.20       (0.10)(6)          2.32             0.00            0.00
November 1, 2005 to October 31, 2006 .....     $5.00       (0.14)             0.34             0.00            0.00
October 1, 2005(4) to October 31, 2005 ...     $5.02       (0.01)            (0.01)            0.00            0.00
October 1, 2004 to September 30, 2005 ....     $4.01       (0.12)             1.13             0.00            0.00
October 1, 2003 to September 30, 2004 ....     $3.85       (0.10)             0.26             0.00            0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4)  The Fund changed its fiscal year end from September 30 to October 31.

(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio Turnover rates presented for periods of less than one year are not annualized.

(6)  Calculated based upon average shares outstanding.

(7)  On June 20, 2008, Class Z was renamed Investor Class.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 31


Financial Highlights

                    Ending       Ratio to Average Net Assets (Annualized)(1)
Distributions in   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   Excess of       Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
 Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(5)    (000's omitted)
----------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------



      0.00           $1.63          2.43%         1.66%     (0.31)%     1.35%     (51.95)%        3%         $100,282
      0.00           $3.86          1.31%         1.59%     (0.24)%     1.35%      (0.49)%       12%         $287,109
      0.00           $4.24          1.17%         1.58%     (0.23)%     1.35%      17.83%        21%         $354,300
      0.00           $3.80         (0.07)%        1.58%     (0.23)%     1.35%       2.70%         1%         $369,400
      0.00           $3.70          1.15%         1.58%     (0.23)%     1.35%       5.34%        49%         $369,432
      0.00           $3.83          0.71%         1.60%     (0.25)%     1.35%      11.11%       221%         $481,182


      0.00           $1.63          1.68%         2.41%     (0.31)%     2.10%     (52.20)%        3%         $    916
      0.00           $3.85          0.56%         2.34%     (0.24)%     2.10%      (1.27)%       12%         $  2,533
      0.00           $4.23          0.45%         2.33%     (0.23)%     2.10%      16.96%        21%         $  3,816
      0.00           $3.79         (0.81)%        2.33%     (0.23)%     2.10%       2.71%         1%         $  5,113
      0.00           $3.69          0.40%         2.33%     (0.23)%     2.10%       4.32%        49%         $  5,220
      0.00           $3.82         (0.02)%        2.35%     (0.25)%     2.10%      10.41%       221%         $ 10,612


      0.00           $1.62          1.75%         2.39%     (0.29)%     2.10%     (52.04)%        3%         $    552
      0.00           $3.82          0.56%         2.34%     (0.24)%     2.10%      (1.25)%       12%         $    895
      0.00           $4.20          0.42%         2.33%     (0.23)%     2.10%      16.79%        21%         $  1,053
      0.00           $3.77         (0.82)%        2.33%     (0.23)%     2.10%       2.72%         1%         $  1,202
      0.00           $3.67          0.40%         2.33%     (0.23)%     2.10%       4.46%        49%         $  1,189
      0.00           $3.80         (0.04)%        2.35%     (0.25)%     2.10%      10.45%       221%         $  1,857




      0.00           $4.52         (0.62)%        1.81%     (0.06)%     1.75%     (42.27)%      191%         $100,523
      0.00           $7.83         (1.05)%        1.79%     (0.04)%     1.75%      43.67%       178%         $163,333
      0.00           $5.45         (1.13)%        1.83%     (0.08)%     1.75%       4.81%       279%         $110,207
      0.00           $5.20         (1.30)%        1.78%     (0.03)%     1.75%      (0.19)%       29%         $114,262
      0.00           $5.21         (1.33)%        1.80%     (0.05)%     1.75%      26.15%       270%         $114,233
      0.00           $4.13         (1.44)%        1.80%     (0.05)%     1.75%       5.09%       262%         $104,033


      0.00           $4.25         (1.33)%        2.55%     (0.05)%     2.50%     (42.72)%      191%         $  3,254
      0.00           $7.42         (1.79)%        2.54%     (0.04)%     2.50%      42.69%       178%         $ 16,366
      0.00           $5.20         (1.89)%        2.58%     (0.08)%     2.50%       4.00%       279%         $ 23,903
      0.00           $5.00         (2.05)%        2.53%     (0.03)%     2.50%      (0.40)%       29%         $ 28,680
      0.00           $5.02         (2.09)%        2.55%     (0.05)%     2.50%      25.19%       270%         $ 29,180
      0.00           $4.01         (2.19)%        2.55%     (0.05)%     2.50%       4.16%       262%         $ 28,648

                    32 Wells Fargo Advantage Specialty Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net      Distributions
                                                Value Per     Investment      Gain (Loss)      Investment       from Net
                                                  Share     Income (Loss)   on Investments       Income      Realized Gains
                                                ---------   -------------   --------------   -------------   --------------
SPECIALIZED TECHNOLOGY FUND (continued)

Class C
November 1, 2007 to October 31, 2008 ........     $7.40       (0.08)(6)         (3.08)            0.00            0.00
November 1, 2006 to October 31, 2007 ........     $5.19       (0.11)(6)          2.32             0.00            0.00
November 1, 2005 to October 31, 2006 ........     $4.99       (0.12)             0.32             0.00            0.00
October 1, 2005(4) to October 31, 2005 ......     $5.01       (0.01)            (0.01)            0.00            0.00
October 1, 2004 to September 30, 2005 .......     $4.00       (0.13)             1.14             0.00            0.00
October 1, 2003 to September 30, 2004 .......     $3.84       (0.10)             0.26             0.00            0.00

Investor Class
November 1, 2007 to October 31, 2008 ........     $7.79       (0.05)(6)         (3.24)            0.00            0.00
November 1, 2006 to October 31, 2007(7) .....     $5.44       (0.07)(6)          2.42             0.00            0.00
November 1, 2005 to October 31, 2006(7) .....     $5.20       (0.08)             0.32             0.00            0.00
October 1, 2005(4) to October 31, 2005(7) ...     $5.21       (0.01)             0.00             0.00            0.00
April 11, 2005(3) to September 30, 2005(7) ..     $4.57       (0.03)             0.67             0.00            0.00

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 33


Financial Highlights

                   Ending       Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   ------------------------------------------------              Portfolio    Net Assets at
 in Excess of    Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(5)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------
     0.00          $4.24         (1.38)%        2.54%     (0.04)%     2.50%     (42.70)%      191%         $ 3,626
     0.00          $7.40         (1.81)%        2.54%     (0.04)%     2.50%      42.58%       178%         $ 6,907
     0.00          $5.19         (1.88)%        2.58%     (0.08)%     2.50%       4.01%       279%         $ 5,173
     0.00          $4.99         (2.05)%        2.53%     (0.03)%     2.50%      (0.40)%       29%         $ 5,711
     0.00          $5.01         (2.09)%        2.55%     (0.05)%     2.50%      25.25%       270%         $ 5,707
     0.00          $4.00         (2.19)%        2.54%     (0.04)%     2.50%       4.17%       262%         $ 5,789

     0.00          $4.50         (0.77)%        1.96%     (0.06)%     1.90%     (42.23)%      191%         $49,567
     0.00          $7.79         (1.20)%        1.96%     (0.06)%     1.90%      43.20%       178%         $92,530
     0.00          $5.44         (1.30)%        2.00%     (0.10)%     1.90%       4.62%       279%         $79,827
     0.00          $5.20         (1.45)%        1.95%     (0.05)%     1.90%      (0.19)%       29%         $91,285
     0.00          $5.21         (1.37)%        1.95%     (0.05)%     1.90%      14.00%       270%         $92,233

                    34 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Specialized Financial Services Fund and Specialized Technology Fund.

The Specialized Financial Services Fund is a diversified series of the Trust. The Specialized Technology Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Prospectus for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign

                    Wells Fargo Advantage Specialty Funds 35


Notes to Financial Statements

investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income of the Specialized Financial Services Fund, if any, is declared and distributed quarterly. Net investment income of the Specialized Technology Fund, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                    36 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

At October 31, 2008, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                     Undistribured Net   Undistributed Net
FUND                                 Investment Income  Realized Gain/(Loss)  Paid-in Capital
----                                 -----------------  --------------------  ---------------
SPECIALIZED FINANCIAL SERVICES FUND     $ (190,655)          $   202,187        $    (11,532)
SPECIALIZED TECHNOLOGY FUND              1,622,517            71,206,361         (72,828,878)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2005; October 31, 2006; October 31, 2007; October 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2008, the Funds' net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                       Capital Loss
FUND                                 Expiration Year  Carryforwards
----                                 ---------------  -------------
SPECIALIZED FINANCIAL SERVICES FUND        2016        $24,232,178
SPECIALIZED TECHNOLOGY FUND                2009         49,977,485
                                           2010         10,167,420
                                           2011            445,585

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At October 31, 2008, the Funds did not hold any forward foreign currency contracts.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks

                    Wells Fargo Advantage Specialty Funds 37


Notes to Financial Statements

of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 2008, the Funds did not hold any open futures contracts.

INVESTMENTS SOLD SHORT

The Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Dividends declared on securities sold short are recorded as an expense on the exdividend date and paid to the counterparty on the dividend pay date. Securities sold short at October 31, 2008, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short. For the year ended October 31, 2008, there were no securities sold short.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective

                    38 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended October 31, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2008, are shown on the Statements of Assets and Liabilities.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values. The Funds did not hold any written options during the year ended October 31, 2008.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset-backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of October 31, 2008, the Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                      Defaulted SIVs
FUND                                  ($Market Value)   % of Net Assets
----                                  ---------------   ---------------
SPECIALIZED FINANCIAL SERVICES FUND       $313,346           0.31%
SPECIALIZED TECHNOLOGY FUND                405,645           0.26%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                    Wells Fargo Advantage Specialty Funds 39


Notes to Financial Statements

                                                                   Advisory                                             Subadvisory
                                                                  Fees (% of                                            Fees (% of
                                             Average Daily      Average Daily                       Average Daily     Average Daily
FUND                                           Net Assets         Net Assets)     Subadviser          Net Assets        Net Assets)
----                                       ------------------   -------------   --------------   ------------------   -------------
SPECIALIZED FINANCIAL SERVICES FUND        First $500 million       0.950       Wells Capital    First $100 million       0.450
                                            Next $500 million       0.900       Management        Next $100 million       0.400
                                              Next $2 billion       0.850       Incorporated      Over $200 million       0.300
                                              Next $2 billion       0.825
                                              Over $5 billion       0.800

SPECIALIZED TECHNOLOGY FUND                First $500 million       1.050       RCM Capital       First $50 million       1.000
                                            Next $500 million       1.000       Management LLC     Next $50 million       0.700
                                              Next $2 billion       0.950                         Over $100 million       0.550
                                              Next $2 billion       0.925
                                              Over $5 billion       0.900

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                          Administration Fees
                         Average Daily      (% of Average
                          Net Assets       Daily Net Assets)
                       ----------------   -------------------
Fund Level             First $5 billion         0.05
                       Next $5 billion          0.04
                       Over $10 billion         0.03
Class A                All asset levels         0.28
Class B                All asset levels         0.28
Class C                All asset levels         0.28
Investor Class*        All asset levels         0.40

* On June 20, 2008, Class Z was renamed Investor Class and the class level administration fee for Investor Class was reduced by .05%. Prior to June 20, 2008, the class level administration fee was 0.45%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                             % of Average
FUND                                        Daily Net Assets
----                                        ----------------
SPECIALIZED FINANCIAL SERVICES FUND              0.02
SPECIALIZED TECHNOLOGY FUND                      0.07

SHAREHOLDER SERVICING FEES

For the year ended October 31, 2008, shareholder servicing fees were paid as follows: A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

                                              % of Average
SHARE CLASS                                 Daily Net Assets
-----------                                 ----------------
Class A, Class B, Class C, Investor Class        0.25

                    40 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

For the year ended October 31, 2008, shareholder servicing fees paid were as follows:

FUND                                  Class A    Class B   Class C   Investor Class
----                                  --------   -------   -------   --------------
SPECIALIZED FINANCIAL SERVICES FUND   $454,223   $ 4,092   $ 1,497      $     NA
SPECIALIZED TECHNOLOGY FUND            360,539    19,918    13,177       181,331

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended October 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended October 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended October 31, 2008, were as follows:

                                              Net Operating Expense Ratios
                                      --------------------------------------------
FUND                                  Class A   Class B   Class C   Investor Class
----                                  -------   -------   -------   --------------
SPECIALIZED FINANCIAL SERVICES FUND    1.35%     2.10%     2.10%         NA
SPECIALIZED TECHNOLOGY FUND            1.75%     2.50%     2.50%       1.87%(1)

(1) Effective April 1, 2008, the net operating expense ratio for the Specialized Technology Fund Investor Class decreased from 1.90% to 1.87%. The weighted blended net operating expense ratio for the Specialized Technology fund Investor Class was 1.90%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended October 31, 2008, were as follows:

FUND                                  Purchases at Cost   Sales Proceeds
----                                  -----------------   --------------
SPECIALIZED FINANCIAL SERVICES FUND     $  5,603,982       $ 60,747,971
SPECIALIZED TECHNOLOGY FUND              391,458,439        394,974,730

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the year ended October 31, 2008, there were no borrowings by any of the Funds under this agreement.

                    Wells Fargo Advantage Specialty Funds 41


Notes to Financial Statements

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years October 31, 2008 and October 31, 2007, was as follows:

                                                         Long-Term    Dividend Paid
                                      Orginary Income     Capital     on Redemption
FUND                                       2008          Gain 2008        2008         Total 2008
----                                  ---------------   -----------   -------------   -----------
SPECIALIZED FINANCIAL SERVICES FUND     $4,107,594      $24,665,831         $0        $28,773,425

                                                         Long-Term    Dividend Paid
                                      Orginary Income     Capital     on Redemption
FUND                                       2007          Gain 2007         2007        Total 2007
----                                  ---------------   -----------   -------------   -----------
SPECIALIZED FINANCIAL SERVICES FUND     $4,294,222      $26,490,768         $0        $30,784,990

As of October 31, 2008, the component of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sales, straddle adjustments, and capital loss carryover adjustments.

                                                                           Unrealized
                                       Undistributed     Undistributed    Appreciation    Capital Loss
FUND                                  Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward*       Total
----                                  ---------------   --------------   --------------   -------------   -------------
SPECIALIZED FINANCIAL SERVICES FUND       $190,302            $0          $(35,745,970)   $(24,232,178)   $ (59,787,846)
SPECIALIZED TECHNOLOGY FUND                      0             0           (60,970,004)    (60,590,490)    (121,560,494)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, Management has determined the adoption of SFAS 157 will not impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of October 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                    42 Wells Fargo Advantage Specialty Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Specialized Financial Services Fund and Specialized Technology Fund, (the "Funds"), two of the Funds constituting the Wells Fargo Funds Trust, as of October 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Wells Fargo Funds Trust as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                  (KPMG LLP)

Philadelphia, Pennsylvania
December 22, 2008

                    Wells Fargo Advantage Specialty Funds 43


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Specialized Financial Services Fund designates 100.00% of the ordinary income dividends distributed during the year as qualifying for the corporate dividend-received deduction.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund listed below designates the following amount as a long-term capital gain distribution for the year ended October 31, 2008.

FUND                                                       Capital Gain Dividend
----                                                       ---------------------
SPECIALIZED FINANCIAL SERVICES FUND                             $24,665,831

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Fund listed below designates the following amount of their income dividends paid during the year October 31, 2008 as qualified dividend income (QDI):

FUND                                                                      QDI
----                                                                  ----------
SPECIALIZED FINANCIAL SERVICES FUND                                   $4,107,594

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Fund listed below designates the following amount as interest-related dividends:

                                                                Interest-Related
FUND                                                                Dividends
----                                                            ----------------
SPECIALIZED FINANCIAL SERVICES FUND                                  $18,484

                    44 Wells Fargo Advantage Specialty Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years                  Other Directorships
------------           -------------------------   -----------------------------------------------------------   -------------------
Thomas S. Goho         Trustee, since 1987         Co-Director for the Calloway School of Stephens University    None
66                                                 of Wake Forest University. Prior thereto, the Thomas Goho
                                                   Chair of Finance of Wake Forest University, Calloway School
                                                   of Business and Accountancy, from 2006-2007 and Associate
                                                   Professor of Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;        President and Co-Founder of Crystal Geyser Water Company.     None
65                     Chairman, since 2005
                       (Lead Trustee since 2001)

Judith M. Johnson      Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief     None
59                                                 Investment Officer of Minneapolis Retirement Fund from 1996 to 2008.

Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,   None
55                                                 University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                   associate, National Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota Initiative            None
56                                                 Foundation, a non-profit organization since 2007 and Senior
                                                   Fellow at the Humphrey Institute Policy Forum at the
                                                   University of Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.               None
68

INTERESTED TRUSTEE(3)

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years                  Other Directorships
------------           -------------------------   -----------------------------------------------------------   -------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,        None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.

                    Wells Fargo Advantage Specialty Funds 45


Other Information (Unaudited)

OFFICERS

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years                  Other Directorships
------------           -------------------------   -----------------------------------------------------------   -------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
49                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
48                     Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting      None
49                                                 and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                   Director of Fund Administration and SEC Reporting for
                                                   TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                                   UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                                   Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,     None
44                     since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                   Investments from 2005 to 2007. Chief Financial Officer of
                                                   Parnassus Investments from 2004 to 2007 and Senior Audit
                                                   Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of October 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

                    46 Wells Fargo Advantage Specialty Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo      www.wellsfargo.com/advantagefunds         113575 12-08
Funds Management, LLC.                                         ASFLD/AR113 10-08
All rights reserved.

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)

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                                   (GRAPHIC)

Annual Report
October 31, 2008

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

-    WELLS FARGO ADVANTAGE COMMON STOCK FUND

-    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

-    WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
C&B Mid Cap Value Fund ...................................................     6
Common Stock Fund ........................................................    10
Mid Cap Growth Fund ......................................................    14
Small Cap Growth Fund ....................................................    20
Small Cap Opportunities Fund .............................................    24
Small Cap Value Fund .....................................................    30
FUND EXPENSES ............................................................    34
PORTFOLIO OF INVESTMENTS
C&B Mid Cap Value Fund ...................................................    37
Common Stock Fund ........................................................    41
Mid Cap Growth Fund ......................................................    46
Small Cap Growth Fund ....................................................    51
Small Cap Opportunities Fund .............................................    56
Small Cap Value Fund .....................................................    62
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    70
Statements of Operations .................................................    72
Statements of Changes in Net Assets ......................................    74
Financial Highlights .....................................................    82
NOTES TO FINANCIAL STATEMENTS ............................................    90
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   101
OTHER INFORMATION ........................................................   102
LIST OF ABBREVIATIONS ....................................................   106

The views expressed are as of October 31, 2008, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

              2 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

VOLATILITY ACROSS THE FINANCIAL MARKETS ROSE TO RECORD HIGHS DURING THE 12-MONTH PERIOD.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds for the 12-month period that ended October 31, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY SPIKED AMID GLOBAL FINANCIAL CRISIS.

Volatility across the financial markets rose to record highs during the 12-month period. Dislocations that had first surfaced in the subprime mortgage market after years of credit excesses and lax lending standards spread across the financial system. This contagion resulted in a vicious circle of declining asset values that escalated the credit crunch into a global financial crisis.

As the period began, delinquencies and foreclosures in the housing market continued to accelerate, further boosting housing inventory levels and depressing home prices. Mounting loan losses among lenders and a decline in the value of the mortgage-backed securities tied to those loans hurt the capital ratios of the overleveraged institutions that held the securities. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of financial institutions holding the securities.

RAPID STRUCTURAL CHANGES TRANSFORMED THE FINANCIAL LANDSCAPE.

By the end of the 12-month period, the financial landscape was in the midst of its most consequential changes since the 1930s. Fear reached extreme levels in March 2008, with the forced sale of failing investment bank Bear Stearns to JPMorgan Chase and again in September and October as the period ended with one of the most tumultuous two-month spans that the financial markets have ever experienced. The failure or government takeover of several of the nation's most well-known financial institutions led to a crisis of confidence that resulted in the global financial system becoming nearly frozen, with large financial institutions too fearful even to lend to one another.

In September alone, government-sponsored enterprises Fannie Mae and Freddie Mac were placed into government receivership, investment bank Lehman Brothers filed Chapter 11 bankruptcy, Merrill Lynch was hastily sold to Bank of America, the government effectively took over insurer American International Group, investment banks Goldman Sachs and Morgan Stanley converted into bank holding companies, and Washington Mutual was bought by JPMorgan Chase.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 3


Letter to Shareholders

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the 12-month period, the Federal Reserve took repeated actions in an effort to stabilize the financial system. This included a rapid succession of cuts in the target federal funds rate from 4.75% to 1.00%; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary facilities.

In February 2008, Congress passed an economic stimulus bill featuring tax rebate checks for consumers. This helped boost spending through the early summer, but spending fell sharply in July and remained weak throughout the rest of the period. In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury to establish the $700 billion Troubled Asset Relief Program (TARP) to directly purchase mortgage securities and other troubled assets from financial institutions. In the final weeks of the period, the Treasury moved to invest $250 billion of the TARP funds in direct equity stakes in the nation's banks.

ECONOMIC GROWTH WEAKENED, BUT INFLATION PRESSURES EASED.

Economic growth weakened during the 12-month period, leading to growing concerns of an economic recession. Growth in gross domestic product (GDP) was negative in the fourth quarter of 2007 and again in the third quarter of 2008. Amid this environment, consumer confidence and spending declined sharply as income growth slowed and the unemployment rate rose to 6.5%.

On the positive side, the economic slowing helped ease the inflation fears that had grown due to surging gasoline and food prices. Headline inflation moderated as crude oil prices saw a rapid reversal in the later months of the period. This gave the Fed more leeway for interest-rate cuts without the immediate concern of higher inflation pressures. The U.S. dollar also reversed course from its multiyear weakening trend, showing significant strength against the euro during the latter half of the period.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY.

The equity markets were turbulent throughout the period, with volatility rising to extreme levels in March 2008 and again in September and October. The broad market, as measured by the S&P 500 Index, rose early in the period, closing at an all-time high in October 2007. The index then began an extended decline and ended the 12-month period down 36%, with a nearly 17% decline during October in the worst month for the stock markets since October 1987.

Small cap stocks outpaced both large cap and mid cap stocks during the 12-month period, with large caps moderately outperforming mid caps. The Russell Midcap(R) Index1 declined more than 40%, and the Russell 2000(R) Index(2) of small cap stocks fell 34%. The value and growth styles both performed poorly over the 12-month period, with value slightly outpacing growth despite the higher weighting of the value indices in the volatile financials sector.

THROUGHOUT THE 12-MONTH PERIOD, THE FEDERAL RESERVE TOOK REPEATED ACTIONS IN AN EFFORT TO STABILIZE THE FINANCIAL SYSTEM.

(1) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

              4 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

              6 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

February 18, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

C&B MID CAP VALUE FUND             1 YEAR
----------------------             ------
Investor Class                     (34.87)%
Russell Midcap(R) Value Index(1)   (38.83)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.25% AND 1.48%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2008)

             WELLS FARGO ADVANTAGE C&B     WELLS FARGO ADVANTAGE C&B     RUSSELL MIDCAP
   DATE       MID CAP FUND - CLASS A     MID CAP FUND - INVESTOR CLASS     VALUE INDEX
----------   -------------------------   -----------------------------   --------------
10/31/1998              9,426                        10,000                  10,000
11/30/1998              9,465                        10,041                  10,351
12/31/1998              9,749                        10,343                  10,666
 1/31/1999              9,232                         9,795                  10,417
 2/28/1999              8,881                         9,422                  10,188
 3/31/1999              9,076                         9,629                  10,334
 4/30/1999              9,731                        10,324                  11,313
 5/31/1999              9,829                        10,427                  11,360
 6/30/1999             10,962                        11,630                  11,489
 7/31/1999             10,835                        11,495                  11,202
 8/31/1999              9,984                        10,592                  10,815
 9/30/1999              9,583                        10,167                  10,267
10/31/1999              9,632                        10,219                  10,570
11/30/1999              9,711                        10,302                  10,376
12/31/1999              9,731                        10,324                  10,654
 1/31/2000              9,621                        10,206                  10,017
 2/29/2000              9,340                         9,908                   9,598
 3/31/2000             10,308                        10,935                  10,762
 4/30/2000             10,649                        11,298                  10,805
 5/31/2000             11,654                        12,364                  10,990
 6/30/2000             11,691                        12,403                  10,581
 7/31/2000             11,872                        12,595                  10,828
 8/31/2000             12,436                        13,193                  11,492
 9/30/2000             12,453                        13,211                  11,602
10/31/2000             12,886                        13,671                  11,823
11/30/2000             12,927                        13,714                  11,668
12/31/2000             13,724                        14,559                  12,698
 1/31/2001             14,674                        15,567                  12,652
 2/28/2001             15,026                        15,941                  12,598
 3/31/2001             14,358                        15,232                  12,249
 4/30/2001             14,796                        15,697                  12,923
 5/31/2001             15,759                        16,719                  13,289
 6/30/2001             15,677                        16,632                  13,112
 7/31/2001             16,117                        17,098                  13,060
 8/31/2001             15,924                        16,893                  12,821
 9/30/2001             14,633                        15,524                  11,598
10/31/2001             15,223                        16,150                  11,660
11/30/2001             16,199                        17,186                  12,476
12/31/2001             17,177                        18,223                  12,993
 1/31/2002             17,177                        18,223                  13,124
 2/28/2002             17,494                        18,559                  13,337
 3/31/2002             18,486                        19,611                  14,019
 4/30/2002             18,690                        19,828                  14,010
 5/31/2002             18,860                        20,008                  13,989
 6/30/2002             18,123                        19,226                  13,364
 7/31/2002             16,389                        17,387                  12,056
 8/31/2002             16,072                        17,050                  12,196
 9/30/2002             14,362                        15,236                  10,965
10/31/2002             14,906                        15,813                  11,313
11/30/2002             16,005                        16,980                  12,026
12/31/2002             15,546                        16,492                  11,740
 1/31/2003             15,081                        15,999                  11,415
 2/28/2003             14,480                        15,362                  11,225
 3/31/2003             14,867                        15,772                  11,264
 4/30/2003             16,229                        17,217                  12,120
 5/31/2003             17,500                        18,565                  13,187
 6/30/2003             17,876                        18,964                  13,279
 7/31/2003             18,534                        19,663                  13,692
 8/31/2003             19,397                        20,578                  14,178
 9/30/2003             18,682                        19,819                  14,068
10/31/2003             20,384                        21,625                  15,101
11/30/2003             20,861                        22,131                  15,538
12/31/2003             21,607                        22,923                  16,209
 1/31/2004             21,905                        23,239                  16,637
 2/29/2004             22,215                        23,567                  17,048
 3/31/2004             22,390                        23,753                  17,075
 4/30/2004             21,840                        23,169                  16,353
 5/31/2004             21,931                        23,267                  16,772
 6/30/2004             22,745                        24,130                  17,371
 7/31/2004             21,324                        22,622                  16,900
 8/31/2004             21,335                        22,634                  17,172
 9/30/2004             21,713                        23,048                  17,672
10/31/2004             21,645                        22,963                  18,081
11/30/2004             22,928                        24,336                  19,303
12/31/2004             23,967                        25,439                  20,051
 1/31/2005             22,965                        24,375                  19,584
 2/28/2005             23,743                        25,214                  20,268
 3/31/2005             23,566                        25,026                  20,207
 4/30/2005             22,764                        24,175                  19,674
 5/31/2005             24,097                        25,589                  20,487
 6/30/2005             24,746                        26,290                  21,157
 7/31/2005             25,607                        27,191                  22,165
 8/31/2005             24,604                        26,140                  21,991
 9/30/2005             24,805                        26,353                  22,290
10/31/2005             24,486                        26,015                  21,607
11/30/2005             25,808                        27,429                  22,369
12/31/2005             25,411                        27,008                  22,587
 1/31/2006             26,667                        28,340                  23,566
 2/28/2006             26,910                        28,612                  23,790
 3/31/2006             28,229                        30,011                  24,308
 4/30/2006             28,357                        30,160                  24,542
 5/31/2006             28,063                        29,848                  24,029
 6/30/2006             27,422                        29,169                  24,173
 7/31/2006             27,012                        28,734                  24,036
 8/31/2006             28,165                        29,970                  24,710
 9/30/2006             29,151                        31,016                  25,026
10/31/2006             30,471                        32,416                  26,040
11/30/2006             31,444                        33,462                  26,879
12/31/2006             31,887                        33,947                  27,154
 1/31/2007             32,420                        34,512                  27,990
 2/28/2007             32,348                        34,436                  28,157
 3/31/2007             32,981                        35,108                  28,473
 4/30/2007             33,772                        35,963                  29,366
 5/31/2007             34,866                        37,123                  30,377
 6/30/2007             35,024                        37,291                  29,513
 7/31/2007             32,779                        34,909                  27,867
 8/31/2007             32,592                        34,711                  27,781
 9/30/2007             32,866                        35,016                  28,465
10/31/2007             31,369                        33,428                  28,573
11/30/2007             29,973                        31,931                  27,067
12/31/2007             29,039                        30,927                  26,767
 1/31/2008             26,686                        28,432                  25,548
 2/29/2008             25,889                        27,587                  24,705
 3/31/2008             25,454                        27,126                  24,453
 4/30/2008             26,740                        28,508                  25,944
 5/31/2008             27,536                        29,353                  26,865
 6/30/2008             23,771                        25,341                  24,470
 7/31/2008             25,201                        26,857                  24,189
 8/31/2008             26,776                        28,528                  24,880
 9/30/2008             25,147                        26,800                  22,629
10/31/2008             20,440                        21,770                  17,479

                               (PERFORMANCE GRAPH)

(1) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND CLASS A shares and Investor Class shares for the most recent ten years with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 7


Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Stock selection was the primary contributing factor to the Fund's outperformance of the benchmark.

-    Our underweighting in utilities was a detractor for the Fund.

- Deleveraging in the credit markets and volatility in the commodities sector were major challenges in the marketplace.

THE IMPACT OF STOCK SELECTION WAS FAVORABLE IN SEVERAL SECTORS, INCLUDING INDUSTRIALS AND CONSUMER DURABLES/RETAILS.

We live in uncertain times. Several factors came together during the 12-month period to bring unprecedented challenges to the economy. The implosion of the real estate bubble seemed to negatively affect every sector of the market as the credit markets struggled and several prominent financial institutions failed under the constraints of illiquidity. This was followed by unprecedented government intervention that sought to contain the damage by orchestrating a $700 billion bailout and by opening the federal lending window to nonbank financial institutions. While these events affected markets across the globe, we continued to emphasize companies with competitive advantages, conservative balance sheets, and cash flow, the same characteristics held dear by most business owners. We have found, time and again, that business quality typically wins out over time, and even during this difficult period, stock selection was the primary contributing factor to the Fund's overperformance.

While we were pleased with the positive effect of our stock selection process, we found it difficult to get excited when the Fund was down as much as it was for the period. Our underweighting in utilities was a detractor for the Fund. In general, underweighting in the utility sector was a negative force for the 12-month period. Given our focus on investing in companies that we believe are quality businesses with sustainable competitive advantages, it is not unusual for the Fund to be underweighted in utility companies. We tend to believe that firms in these areas are fundamentally challenged over the long term by competitive and regulatory constraints.

The stocks that held up best during the period were those of financially strong, well-established companies. Alpharma Corporation was our best contributor, having benefited from a takeover offer. Beyond that, our top performers included Family Dollar Stores, Scotts Miracle-Gro, and Diebold.

                             SECTOR DISTRIBUTION(3)
                            (AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Materials                (12%)
Consumer Discretionary   (23%)
Consumer Staples          (6%)
Financials               (20%)
Health Care               (9%)
Industrials              (17%)
Information Technology   (13%)



----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             8 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2008)

Corinthian Colleges Incorporated                  4.31%
Arthur J. Gallagher & Company                     4.12%
International Flavors & Fragrances Incorporated   4.04%
Briggs & Stratton Corporation                     4.04%
Family Dollar Stores Incorporated                 3.78%
Quest Diagnostics Incorporated                    3.67%
Willis Group Holdings Incorporated                3.43%
Hain Celestial Group Incorporated                 3.31%
Diebold Incorporated                              3.19%
Steelcase Incorporated                            3.13%

At the other end of the spectrum, we did have several detractors from Fund performance. Flextronics and Entegris Corporation were both victims of the weakening semiconductor demand cycle. Other detractors included Harte-Hanks, Albany International, and CapitalSource. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

EXTREME VOLATILITY GENERATED OPPORTUNITIES TO MAKE NEW INVESTMENTS.

We made several changes to the Fund during the 12-month period. Beyond adding to certain existing holdings that were temporarily out of favor with Wall Street, we also established new holdings in several companies, including Autoliv, Manpower, Novellus Systems, NVR, Office Depot, Sanderson Farms, and Scotts Miracle-Gro.

To make room for these additions, we sold Cimarex, Universal Health Service, Parametric Technology, Unum, Pall, CBRL Group, and Brunswick because these companies had achieved our valuation targets. We also sold MoneyGram, MBIA, Ambac Financial Group, Federal Signal, and Pilgrim's Pride due to our concerns about the their fundamentals.

WE BELIEVE THAT THERE IS REASON TO BE OPTIMISTIC.

We are concerned about many aspects of the economy, and at the same time, we have reasons to be optimistic. After several years of having access to easy money, the economy is now in its purging process. And although this phase of the process can be disconcerting, we believe that it's also a healthy self-correcting aspect of our market-based economy and that it's working to establish a foundation for future economic growth. In the past, the U.S. economy has proven to be very resilient during times of recession. We would not bet against its potential for recovery.

We believe that the pundits' calls for a depression are too extreme. The fact that we are hearing them use it so frequently in the media is beginning to ignite our contrarian optimism. "Buy when others are fearful," is the age-old adage. We would agree with that maxim, with one modification: "Buy carefully when others are fearful." We are still a long way from the point where one can have confidence that a rising tide to lift all boats can justify anything but a careful and selective stock picking strategy. While we believe that the financial system will be fixed, we also believe it will not be fixed overnight. And although many stocks are already selling at prices that fully discount a recession, it will take some time for the recession to run its course. In the meantime, quality will remain of utmost importance. Our emphasis on quality remains strong, and we will continue to look for companies that are undervalued.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 9


Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                        Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                -------------------------------------   -------------------------------------   -----------------
C&B MID CAP FUND                6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
----------------                ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (CBMAX)                  (27.95)    (38.59)  (1.13)     7.41     (23.56)    (34.84)   0.05      8.05      1.36%     1.20%
Class B (CBMBX)**                (28.94)    (40.41)  (1.11)     7.49     (23.94)    (35.41)  (0.70)     7.49      2.11%     1.95%
Class C (CBMCX)                  (24.92)    (36.36)  (0.68)     7.25     (23.92)    (35.36)  (0.68)     7.25      2.11%     1.95%
Administrator Class (CBMIX)                                              (23.56)    (34.77)   0.23      8.14      1.18%     1.15%
Institutional Class (CBMSX)                                              (23.49)    (34.63)   0.44      8.25      0.91%     0.90%
Investor Class (CBMDX)                                                   (23.64)    (34.87)   0.13      8.09      1.48%     1.25%
Russell Midcap Value Index(1)                                            (32.63)    (38.83)   2.97      5.74

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A, Class B and Class C shares incepted on July 26, 2004. Performance shown prior to the inception of the Class A, Class B and Class C reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. The Investor Class shares incepted on February 18, 1998. Prior to June 20, 2008, the Investor Class was named Class D. Administrator Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Administrator Class reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class. The unnamed share class of the predecessor fund incepted on February 18, 1998. Institutional Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Institutional Class reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class. The unnamed share class of the predecessor fund incepted on February 18, 1998. Investor Class shares incepted on February 18, 1998. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class B, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

             10 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE COMMON STOCK FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

December 29, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

COMMON STOCK FUND           1 YEAR
-----------------           ------
Investor Class              (34.52)%
Russell 2500(TM) Index(1)   (37.27)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.29% AND 1.56%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

                        GROWTH OF $10,000 INVESTMENT(2)
                            (AS OF OCTOBER 31, 2008)

             WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                  COMMON STOCK            COMMON STOCK
   DATE          FUND - CLASS A      FUND - INVESTOR CLASS   RUSSELL 2500 INDEX
----------   ---------------------   ---------------------   ------------------
10/31/1998            9,424                  10,000                10,000
11/30/1998            9,700                  10,296                10,495
12/31/1998           10,191                  10,820                11,131
 1/31/1999           10,416                  11,062                11,112
 2/28/1999            9,968                  10,589                10,382
 3/31/1999           10,505                  11,164                10,604
 4/30/1999           11,480                  12,203                11,553
 5/31/1999           11,557                  12,289                11,732
 6/30/1999           12,180                  12,955                12,343
 7/31/1999           11,991                  12,758                12,100
 8/31/1999           11,526                  12,267                11,721
 9/30/1999           11,388                  12,123                11,547
10/31/1999           12,185                  12,976                11,800
11/30/1999           13,063                  13,915                12,466
12/31/1999           14,252                  15,186                13,819
 1/31/2000           13,671                  14,572                13,501
 2/29/2000           14,357                  15,307                15,451
 3/31/2000           15,245                  16,259                15,214
 4/30/2000           14,371                  15,331                14,396
 5/31/2000           14,524                  15,500                13,705
 6/30/2000           14,289                  15,253                14,606
 7/31/2000           13,974                  14,921                14,234
 8/31/2000           15,092                  16,120                15,459
 9/30/2000           14,738                  15,747                14,956
10/31/2000           14,170                  15,144                14,546
11/30/2000           13,134                  14,042                13,266
12/31/2000           14,024                  15,004                14,408
 1/31/2001           14,933                  15,971                14,882
 2/28/2001           13,968                  14,944                13,924
 3/31/2001           13,273                  14,215                13,160
 4/30/2001           14,206                  15,212                14,322
 5/31/2001           14,373                  15,406                14,753
 6/30/2001           14,046                  15,063                14,962
 7/31/2001           13,788                  14,788                14,427
 8/31/2001           13,051                  13,999                13,954
 9/30/2001           11,220                  12,042                12,149
10/31/2001           11,986                  12,860                12,777
11/30/2001           13,113                  14,081                13,810
12/31/2001           13,745                  14,749                14,584
 1/31/2002           13,466                  14,458                14,403
 2/28/2002           13,110                  14,085                14,151
 3/31/2002           14,093                  15,144                15,129
 4/30/2002           13,535                  14,547                15,091
 5/31/2002           13,201                  14,189                14,649
 6/30/2002           12,008                  12,907                13,823
 7/31/2002           10,823                  11,639                12,173
 8/31/2002           10,962                  11,788                12,210
 9/30/2002            9,846                  10,588                11,243
10/31/2002           10,676                  11,483                11,609
11/30/2002           11,918                  12,817                12,557
12/31/2002           11,067                  11,908                11,989
 1/31/2003           10,913                  11,744                11,670
 2/28/2003           10,865                  11,692                11,390
 3/31/2003           10,948                  11,781                11,499
 4/30/2003           11,722                  12,616                12,523
 5/31/2003           12,747                  13,720                13,755
 6/30/2003           12,915                  13,906                14,018
 7/31/2003           13,347                  14,376                14,771
 8/31/2003           13,877                  14,943                15,455
 9/30/2003           13,514                  14,555                15,245
10/31/2003           14,365                  15,487                16,449
11/30/2003           14,658                  15,800                17,068
12/31/2003           15,328                  16,516                17,445
 1/31/2004           15,579                  16,792                18,081
 2/29/2004           15,934                  17,179                18,361
 3/31/2004           15,760                  16,993                18,471
 4/30/2004           15,237                  16,434                17,584
 5/31/2004           15,314                  16,516                17,943
 6/30/2004           15,655                  16,889                18,533
 7/31/2004           14,609                  15,763                17,455
 8/31/2004           14,435                  15,576                17,410
 9/30/2004           15,069                  16,270                18,067
10/31/2004           15,439                  16,665                18,479
11/30/2004           16,290                  17,590                19,859
12/31/2004           16,809                  18,161                20,636
 1/31/2005           16,344                  17,663                19,943
 2/28/2005           16,862                  18,225                20,394
 3/31/2005           16,821                  18,189                19,988
 4/30/2005           16,019                  17,316                19,089
 5/31/2005           16,775                  18,140                20,244
 6/30/2005           17,172                  18,564                20,892
 7/31/2005           18,142                  19,616                22,127
 8/31/2005           17,920                  19,380                21,797
 9/30/2005           17,981                  19,437                21,913
10/31/2005           17,539                  18,964                21,233
11/30/2005           18,440                  19,935                22,258
12/31/2005           18,814                  20,341                22,310
 1/31/2006           19,961                  21,584                23,888
 2/28/2006           19,769                  21,378                23,868
 3/31/2006           20,338                  21,995                24,796
 4/30/2006           20,706                  22,397                24,883
 5/31/2006           19,996                  21,621                23,707
 6/30/2006           19,874                  21,500                23,719
 7/31/2006           19,515                  21,107                22,973
 8/31/2006           19,970                  21,593                23,555
 9/30/2006           20,286                  21,939                23,842
10/31/2006           20,890                  22,593                24,988
11/30/2006           21,504                  23,266                25,803
12/31/2006           21,691                  23,456                25,916
 1/31/2007           22,386                  24,218                26,615
 2/28/2007           22,254                  24,066                26,578
 3/31/2007           22,783                  24,640                26,836
 4/30/2007           23,545                  25,461                27,528
 5/31/2007           24,660                  26,681                28,678
 6/30/2007           24,539                  26,552                28,164
 7/31/2007           23,821                  25,766                26,546
 8/31/2007           24,020                  25,989                26,827
 9/30/2007           24,704                  26,728                27,459
10/31/2007           25,013                  27,056                28,164
11/30/2007           23,854                  25,801                26,438
12/31/2007           23,849                  25,788                26,273
 1/31/2008           22,795                  24,657                24,668
 2/29/2008           22,541                  24,388                23,991
 3/31/2008           22,127                  23,936                23,812
 4/30/2008           23,289                  25,194                25,094
 5/31/2008           24,143                  26,127                26,286
 6/30/2008           21,980                  23,780                24,142
 7/31/2008           22,100                  23,908                24,310
 8/31/2008           22,714                  24,572                25,004
 9/30/2008           20,898                  22,607                22,520
10/31/2008           16,371                  17,715                17,668

                              (PERFORMANCE GRAPH)

----------
(1) The Russell 2500 Index measures performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the Wells Fargo Advantage Common Stock Fund Class A and Investor Class shares for the most recent ten years with the Russell 2500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 11


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark; holdings in the information technology sector were the top contributors to relative performance.

- Health care was the largest detractor from relative performance, primarily due to weakness of our biotech and provider-and-services holdings, which underperformed the industry.

- We view the current market turmoil as a tremendous opportunity to possibly add to current holdings at more favorable prices and valuations or to upgrade the Fund with a high-quality company that is finally trading at an attractive discount to our perceived private market valuation.

STOCK SELECTION WAS THE MAIN DRIVER OF THE FUND'S OUTPERFORMANCE.

The Fund's holdings in the information technology sector were the top contributors to relative performance during the 12-month period as our semiconductor and Internet software- and services-related holdings proved to be more stable than the broader sector and the entire benchmark. Energy was another positive contributor to relative performance, as our holdings held up better when the sector came under pressure late in the fiscal year. Specifically, within energy, security selection in the oil, gas, and consumable fuels industry helped drive the outperformance. Security selection in the consumer staples sector also contributed to relative performance, as did our modest overweight in the consumer staples sector, the best-performing sector in the benchmark.

Health care was the largest detractor from relative performance, primarily due to weakness of our biotech and provider-and-services holdings, which underperformed the industry. Another headwind for the Fund was our underweight of the utilities sector, which outperformed the benchmark. The materials sector also detracted from our relative performance due largely to weakness in the metals-and-mining and paper- and forest-product industries. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Apache Corporation                      2.08%
EOG Resources Incorporated              1.99%
RenaissanceRe Holdings Limited          1.94%
HCC Insurance Holdings Incorporated     1.91%
Republic Services Incorporated          1.89%
Marshall & Ilsley Corporation           1.86%
Citrix Systems Incorporated             1.84%
Accenture Limited Class A               1.78%
Neustar Incorporated Class A            1.75%
Thermo Fisher Scientific Incorporated   1.72%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             12 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUE AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUE.

Our discipline allows us to be patient with stocks that are out of favor with the market, which seems to be the exception as the unprecedented volatility in the market has increased investor focus on the short term rather than the long term. Although this dynamic is challenging, we view it favorably, as the indiscriminant sell-off has punished many companies that we perceived to be higher-quality businesses with strong management teams.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                   (PIE CHART)

Telecommunication Services    1%
Consumer Discretionary       19%
Consumer Staples              6%
Energy                        9%
Financials                   14%
Health Care                  13%
Industrials                  10%
Information Technology       21%
Materials                     7%

Consequently, we have added positions in several sectors and industries. These additions have generally been complemented by sales of companies that have what we believe to be inappropriate valuations, lower-quality business models, and/or deteriorating fundamentals. Although they reflect relatively small changes overall, the two sectors that had the largest increases as a percentage of the Fund were the financial and information technology sectors, while the sector with the largest decrease was the energy sector. Most sectors' weightings were fairly consistent throughout the 12-month period. The Fund was overweighted technology, health care, and consumer discretionary while being underweighted in the financial, utility, and industrial sectors.

WE HAVE WATCHED THE MARKET EXPERIENCE UNPRECEDENTED LEVELS OF VOLATILITY DURING THE PERIOD.

Credit markets froze, businesses failed, and governments were forced to intervene. The magnitude and duration of these events are still unknown. We view the current market turmoil as a tremendous opportunity to possibly add to current holdings at more favorable prices or to upgrade the Fund with a high-quality company that is finally trading at an attractive discount to our perceived private market valuation.

Through it all, our bottom-up process of identifying companies that have a solid business model and strong management teams and that are trading at attractive discounts to our private market valuations continues to help guide our decision-making process.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 13


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                               Including Sales Charge               Excluding Sales Charge          Expense Ratio
                        -----------------------------------  -----------------------------------  ----------------
COMMON STOCK FUND       6 Months*   1 Year  5 Year  10 Year  6 Months*   1 Year  5 Year  10 Year  Gross(6)  Net(7)
-----------------       ---------  -------  ------  -------  ---------  -------  ------  -------  --------  ------
Class A (SCSAX)          (33.73)   (38.31)   1.44     5.05    (29.70)   (34.55)   2.65     5.68     1.39%    1.26%
Class B (SCSKX)**        (34.94)   (40.04)   1.50     5.21    (29.94)   (35.04)   1.88     5.21     2.14%    2.01%
Class C (STSAX)          (30.90)   (36.00)   1.88     4.98    (29.90)   (35.00)   1.88     4.98     2.14%    2.01%
Investor Class (STCSX)                                        (29.69)   (34.52)   2.72     5.88     1.56%    1.29%
Russell 2500 Index(1)                                         (29.59)   (37.27)   1.44     5.86

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A, Class B and Class C shares incepted on November 30, 2000. Performance shown prior to April 11, 2005 for Class A, Class B and Class C reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Common Stock Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of Class A, Class B and Class C reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Investor Class shares incepted on December 29, 1989. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6) Reflects the gross expense ratio as stated in the June 20, 2008, prospectus.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

             14 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
THE WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA Stuart Roberts

FUND INCEPTION
December 30, 1994

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

MID CAP GROWTH FUND              1 YEAR
-------------------              ------
Investor Class                   (43.62)%
Russell Midcap Growth Index(1)   (42.65)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.59%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2008)

             WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                 MID CAP GROWTH          MID CAP GROWTH      RUSSELL MIDCAP
   DATE          FUND - CLASS A      FUND - INVESTOR CLASS    GROWTH INDEX
----------   ---------------------   ---------------------   --------------
10/31/1998            9,425                 10,000               10,000
11/30/1998            9,967                 10,574               10,675
12/31/1998           10,711                 11,362               11,780
 1/31/1999           10,189                 10,807               12,133
 2/28/1999            9,257                  9,818               11,540
 3/31/1999            9,304                  9,866               12,183
 4/30/1999            9,775                 10,365               12,738
 5/31/1999            9,619                 10,199               12,574
 6/30/1999           10,251                 10,867               13,452
 7/31/1999            9,930                 10,526               13,023
 8/31/1999            9,495                 10,064               12,888
 9/30/1999            9,594                 10,168               12,778
10/31/1999           10,044                 10,644               13,766
11/30/1999           11,022                 11,679               15,192
12/31/1999           12,729                 13,486               17,822
 1/31/2000           12,100                 12,819               17,819
 2/29/2000           13,851                 14,673               21,565
 3/31/2000           14,345                 15,194               21,587
 4/30/2000           13,616                 14,421               19,491
 5/31/2000           12,993                 13,760               18,071
 6/30/2000           14,603                 15,463               19,988
 7/31/2000           13,974                 14,796               18,722
 8/31/2000           16,319                 17,277               21,546
 9/30/2000           15,849                 16,778               20,493
10/31/2000           15,132                 16,017               19,090
11/30/2000           13,205                 13,975               14,942
12/31/2000           14,588                 15,438               15,728
 1/31/2001           14,473                 15,315               16,627
 2/28/2001           12,719                 13,458               13,751
 3/31/2001           11,406                 12,067               11,783
 4/30/2001           12,666                 13,399               13,747
 5/31/2001           12,930                 13,677               13,682
 6/30/2001           12,886                 13,629               13,690
 7/31/2001           12,199                 12,901               12,766
 8/31/2001           11,494                 12,154               11,841
 9/30/2001           10,057                 10,634                9,884
10/31/2001           10,075                 10,651               10,923
11/30/2001           10,674                 11,284               12,099
12/31/2001           11,096                 11,728               12,559
 1/31/2002           10,490                 11,087               12,151
 2/28/2002           10,177                 10,755               11,462
 3/31/2002           10,891                 11,508               12,337
 4/30/2002           10,666                 11,269               11,684
 5/31/2002           10,108                 10,679               11,335
 6/30/2002            9,473                 10,007               10,084
 7/31/2002            8,349                  8,819                9,105
 8/31/2002            8,388                  8,859                9,073
 9/30/2002            7,899                  8,342                8,352
10/31/2002            8,173                  8,630                8,999
11/30/2002            8,525                  9,001                9,703
12/31/2002            7,928                  8,370                9,117
 1/31/2003            7,801                  8,235                9,028
 2/28/2003            7,664                  8,090                8,949
 3/31/2003            7,889                  8,327                9,116
 4/30/2003            8,574                  9,048                9,736
 5/31/2003            9,219                  9,728               10,673
 6/30/2003            9,374                  9,891               10,826
 7/31/2003            9,689                 10,222               11,212
 8/31/2003           10,259                 10,822               11,830
 9/30/2003           10,003                 10,552               11,600
10/31/2003           10,770                 11,359               12,535
11/30/2003           10,986                 11,586               12,871
12/31/2003           10,947                 11,543               13,011
 1/31/2004           11,556                 12,184               13,441
 2/29/2004           11,792                 12,432               13,666
 3/31/2004           12,047                 12,700               13,640
 4/30/2004           11,517                 12,139               13,255
 5/31/2004           11,910                 12,552               13,568
 6/30/2004           12,126                 12,779               13,784
 7/31/2004           11,104                 11,701               12,871
 8/31/2004           10,809                 11,389               12,712
 9/30/2004           11,477                 12,092               13,187
10/31/2004           11,988                 12,629               13,634
11/30/2004           12,421                 13,083               14,338
12/31/2004           13,299                 14,007               15,025
 1/31/2005           12,962                 13,651               14,623
 2/28/2005           12,667                 13,339               14,993
 3/31/2005           12,583                 13,248               14,774
 4/30/2005           11,931                 12,561               14,190
 5/31/2005           12,646                 13,314               15,002
 6/30/2005           12,983                 13,668               15,281
 7/31/2005           13,551                 14,244               16,173
 8/31/2005           13,446                 14,156               16,074
 9/30/2005           13,677                 14,399               16,282
10/31/2005           13,404                 14,111               15,803
11/30/2005           14,056                 14,776               16,661
12/31/2005           14,048                 14,768               16,843
 1/31/2006           14,942                 15,709               17,852
 2/28/2006           15,194                 15,974               17,632
 3/31/2006           15,767                 16,577               18,125
 4/30/2006           16,088                 16,891               18,202
 5/31/2006           15,171                 15,950               17,345
 6/30/2006           15,148                 15,926               17,274
 7/31/2006           14,323                 15,057               16,655
 8/31/2006           14,644                 15,395               17,039
 9/30/2006           14,667                 15,395               17,428
10/31/2006           15,331                 16,095               18,096
11/30/2006           15,996                 16,795               18,807
12/31/2006           16,004                 16,803               18,638
 1/31/2007           16,790                 17,603               19,316
 2/28/2007           16,843                 17,659               19,275
 3/31/2007           17,052                 17,907               19,376
 4/30/2007           17,576                 18,431               20,227
 5/31/2007           18,938                 19,866               21,047
 6/30/2007           19,043                 19,976               20,682
 7/31/2007           18,571                 19,452               20,219
 8/31/2007           18,990                 19,894               20,329
 9/30/2007           19,698                 20,638               21,126
10/31/2007           20,222                 21,190               21,665
11/30/2007           19,279                 20,197               20,711
12/31/2007           19,028                 19,933               20,768
 1/31/2008           17,520                 18,343               19,118
 2/29/2008           16,942                 17,733               18,826
 3/31/2008           16,846                 17,666               18,494
 4/30/2008           17,937                 18,782               19,836
 5/31/2008           18,418                 19,290               20,881
 6/30/2008           16,717                 17,496               19,353
 7/31/2008           16,717                 17,496               18,618
 8/31/2008           17,263                 18,072               18,789
 9/30/2008           14,985                 15,703               15,919
10/31/2008           11,391                 11,946               12,425

                               (PERFORMANCE GRAPH)

(1) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the Wells Fargo Advantage Mid Cap Growth Fund Class A shares and Investor Class shares for the most recent ten years with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 15


Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-    The Fund slightly underperformed its benchmark due to strategic weighting.

- Fund holdings in industrials, energy, and materials contributed positively to relative performance but not enough to overcome the difficult macroeconomic environment.

- Leading detractors were found in information technology, consumer discretionary, and financials.

WITH EVERY SECTOR ENDING THE 12-MONTH PERIOD IN NEGATIVE TERRITORY, IT WAS A CHALLENGING ENVIRONMENT TO BE A GROWTH INVESTOR.

Fund holdings in the industrials sector outperformed due to strong stock selection and an overweight position. Broadly speaking, many of the companies in the portfolio reported strong operating results, and business trends remained on track. FTI Consulting, a global professional services consulting firm, was a leading contributor to Fund performance.

Energy holdings performed significantly better than the average energy stock in the benchmark. For example, Petrohawk Energy Corporation was one of the strongest performers in the Fund. The company posted strong operating results, and the shares received a boost when Chesapeake Energy, another exploration and production company, reported unexpectedly good results from its exploratory drilling program in the Haynesville shale, near Petrohawk's drilling program. Range Resources Corporation, an independent oil and gas company that engages in the exploration, development, and acquisition of oil and gas properties, was another top performer for the Fund.

An underweight position and positive stock selection compared to the benchmark in the materials sector contributed to the Fund's relative returns. The commodity markets sold off hard during the period, and the Fund's limited exposure to that sector also helped relative returns. In addition, Zep Inc., a holding that jumped 32% for the period, contributed to the Fund's relative returns. Zep produces, markets, and services a range of cleaning and maintenance solutions for commercial, industrial, institutional, and consumer end markets.

Information technology stocks underperformed this year. Several of the sector's better-performing stocks in the past did not perform well, including VistaPrint, an online supplier of graphic design services that sold off in October on the

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

NII Holdings Incorporated           3.57%
Resources Connection Incorporated   3.47%
VistaPrint Limited                  2.99%
Solera Holdings Incorporated        2.80%
ITT Corporation                     2.37%
Microsemi Corporation               2.35%
PMC-Sierra Incorporated             2.24%
Petrohawk Energy Corporation        2.15%
WMS Industries Incorporated         2.15%
Shire plc ADR                       2.12%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             16 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

back of a revised 2009 outlook. Wright Express Corporation announced layoffs in October, blaming high gas prices and the economic slowdown. The company, which provides nationwide payment processing and information management services to commercial and government vehicle fleets, faced reductions in travel.

Despite the portfolio being underweight consumer discretionary stocks, this group was a poor performer for the period as valuations compressed in response to investor concerns that high energy prices may have a far-reaching impact on the consumer. WMS Industries, Inc., a global provider of gaming machines, was a leading detractor for the portfolio despite posting stronger-than-expected earnings. Investors are concerned that demand for gaming machines will weaken as gaming operators see a slowdown in their business. We continued to own shares in this company at the end of the period because we believe that investors are overlooking the company's global business, increased market share, and opportunities for future operating margin expansion.

The lodging industry was another area of underperformance for the Fund, and Gaylord Entertainment, which operates the Gaylord Hotels was a weak performer. Although the company reported solid operating results, investors believe that its business will significantly deteriorate. Finally, National CineMedia, which operates the largest digital in-theatre advertising network in North America, posted disappointing results in June. A portion of the shortfall was economic; however, the bulk of the revenue shortfall was related to timing, as several national beverage companies delayed spending to correspond with product launches during the second half of the year. These commitments are contractual, enabling us to look forward, beyond this timing issue.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                   (PIE CHART)

Telecommunication Services    (5%)
Consumer Discretionary       (15%)
Energy                       (10%)
Financials                    (2%)
Health Care                  (18%)
Industrials                  (20%)
Information Technology       (28%)
Materials                     (2%)

Financial stocks were extremely volatile as valuations compressed due to worries regarding broad credit issues. FCStone Group, an integrated commodity risk management company, was a leading detractor as investors feared that end markets could contract if agricultural credit became constricted. The company provides a broad array of services, and its recent operating results haven't been impacted by credit issues. We continue to monitor these end markets and maintained a position in these shares at the end of the period.

In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 17


Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

OUR BIGGEST MOVES INCLUDED INCREASING EXPOSURE TO INFORMATION TECHNOLOGY AND ENERGY AND DECREASING EXPOSURE TO HEALTH CARE, INDUSTRIALS, AND FINANCIALS.

In information technology, our exposure grew as we found attractive buying opportunities. While we maintained an underweight position, our energy exposure increased during the year as oil prices rose and we identified buying opportunities within the sector. We sold the better performers in health care and industrials because they had reached or exceeded our price targets after several years of strong performance; this resulted in decreased exposure to both sectors.

WE REMAIN CONSISTENT WITH OUR INVESTMENT PROCESS AND FOCUS ON INDIVIDUAL COMPANY FUNDAMENTALS.

Investors are still anxious and concerned about the financial markets. Equity prices are under duress amid investor worries that poor credit markets will cause global economic growth rates to slow dramatically. Domestic policy makers have reacted in many ways to address stress points in the credit markets, including recent congressional action authorizing the U.S. Treasury Department to purchase $700 billion of troubled assets. Most market participants seem focused on global macro themes, and we are not complacent about them either. We have always included a balance-sheet focus in our investment process, and, given the market's concerns regarding the credit market, we have paid particular attention to our companies' operating cash flow generation and any outstanding debt. Over time, we believe stock prices will track underlying earnings growth of the companies held in the Fund.

             18 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                       Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                -----------------------------------  ----------------------------------  ----------------
MID CAP GROWTH FUND             6 Months*   1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(6)  Net(7)
-------------------             ---------  -------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFMCX)                  (40.15)   (46.91)  (0.06)    1.31    (36.49)   (43.67)  1.13     1.91     1.42%    1.40%
Class B (WFMBX)**                (41.77)   (49.17)  (0.07)    1.39    (36.77)   (44.17)  0.33     1.39     2.17%    2.15%
Class C (WFMHX)                  (37.65)   (45.07)   0.38     1.16    (36.65)   (44.07)  0.38     1.16     2.17%    2.15%
Administrator Class (WMCGX)                                           (36.31)   (43.51)  1.18     1.94     1.23%    1.15%
Institutional Class (WFMGX)                                           (36.31)   (43.51)  1.18     1.94     0.97%    0.90%
Investor Class (WFMZX)                                                (36.40)   (43.62)  1.01     1.79     1.59%    1.49%
Russell Midcap Growth Index(1)                                        (37.36)   (42.65) (0.18)    2.20

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A shares incepted on December 30, 1994. Class B and Class C shares incepted on June 9, 2003. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Class A shares, which incepted on December 30, 1994, and includes sales charges and expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective, June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of Class A shares, adjusted to reflect Class Z expenses.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class B, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             20 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

July 13, 1990

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

SMALL CAP GROWTH FUND             1 YEAR
---------------------             ------
Investor Class                    (43.87)%
Russell 2000(R) Growth Index(1)   (37.87)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.68%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2008)

             WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                SMALL CAP GROWTH        SMALL CAP GROWTH     RUSSELL 2000
   DATE          FUND - CLASS A      FUND - INVESTOR CLASS   GROWTH INDEX
----------   ---------------------   ---------------------   ------------
10/31/1998           9,425                  10,000              10,000
11/30/1998          10,302                  10,929              10,776
12/31/1998          11,416                  12,109              11,751
 1/31/1999          11,484                  12,179              12,279
 2/28/1999          10,491                  11,125              11,156
 3/31/1999          10,704                  11,349              11,553
 4/30/1999          11,385                  12,070              12,574
 5/31/1999          11,453                  12,140              12,594
 6/30/1999          12,544                  13,295              13,257
 7/31/1999          12,575                  13,325              12,847
 8/31/1999          12,522                  13,267              12,367
 9/30/1999          12,075                  12,791              12,605
10/31/1999          13,506                  14,306              12,928
11/30/1999          14,506                  15,363              14,295
12/31/1999          17,787                  18,835              16,815
 1/31/2000          17,521                  18,551              16,658
 2/29/2000          20,612                  21,820              20,534
 3/31/2000          19,203                  20,326              18,375
 4/30/2000          16,931                  17,918              16,520
 5/31/2000          14,438                  15,278              15,074
 6/30/2000          16,824                  17,801              17,021
 7/31/2000          15,635                  16,540              15,562
 8/31/2000          17,612                  18,629              17,199
 9/30/2000          17,332                  18,330              16,345
10/31/2000          15,355                  16,237              15,018
11/30/2000          12,560                  13,279              12,291
12/31/2000          13,316                  14,077              13,043
 1/31/2001          13,216                  13,969              14,099
 2/28/2001          12,360                  13,062              12,166
 3/31/2001          11,482                  12,133              11,060
 4/30/2001          12,482                  13,188              12,414
 5/31/2001          13,016                  13,750              12,702
 6/30/2001          13,171                  13,912              13,048
 7/31/2001          12,404                  13,100              11,935
 8/31/2001          11,448                  12,089              11,190
 9/30/2001           9,981                  10,538               9,384
10/31/2001          10,226                  10,795              10,287
11/30/2001          11,026                  11,638              11,146
12/31/2001          11,632                  12,275              11,840
 1/31/2002          10,779                  11,374              11,418
 2/28/2002          10,005                  10,556              10,679
 3/31/2002          10,981                  11,584              11,608
 4/30/2002          11,015                  11,618              11,356
 5/31/2002          10,218                  10,776              10,692
 6/30/2002           9,657                  10,183               9,786
 7/31/2002           8,289                   8,739               8,282
 8/31/2002           8,311                   8,761               8,278
 9/30/2002           8,042                   8,476               7,680
10/31/2002           8,435                   8,889               8,068
11/30/2002           8,794                   9,266               8,868
12/31/2002           8,199                   8,638               8,257
 1/31/2003           7,964                   8,389               8,032
 2/28/2003           7,908                   8,329               7,818
 3/31/2003           8,042                   8,469               7,937
 4/30/2003           8,839                   9,307               8,688
 5/31/2003           9,646                  10,156               9,667
 6/30/2003          10,016                  10,544               9,853
 7/31/2003          10,510                  11,062              10,598
 8/31/2003          10,959                  11,532              11,167
 9/30/2003          10,588                  11,141              10,884
10/31/2003          11,665                  12,273              11,825
11/30/2003          12,047                  12,672              12,210
12/31/2003          12,125                  12,753              12,265
 1/31/2004          12,832                  13,494              12,909
 2/29/2004          12,820                  13,481              12,889
 3/31/2004          13,191                  13,868              12,949
 4/30/2004          12,551                  13,194              12,299
 5/31/2004          13,045                  13,711              12,544
 6/30/2004          13,236                  13,909              12,961
 7/31/2004          11,721                  12,316              11,798
 8/31/2004          11,239                  11,807              11,544
 9/30/2004          11,968                  12,572              12,182
10/31/2004          12,349                  12,970              12,478
11/30/2004          12,910                  13,558              13,533
12/31/2004          13,778                  14,467              14,019
 1/31/2005          13,185                  13,842              13,388
 2/28/2005          12,980                  13,625              13,572
 3/31/2005          12,706                  13,336              13,063
 4/30/2005          12,011                  12,606              12,231
 5/31/2005          12,763                  13,395              13,094
 6/30/2005          13,322                  13,981              13,517
 7/31/2005          14,222                  14,926              14,462
 8/31/2005          14,097                  14,783              14,258
 9/30/2005          14,279                  14,974              14,371
10/31/2005          13,892                  14,568              13,840
11/30/2005          14,837                  15,548              14,623
12/31/2005          14,614                  15,327              14,602
 1/31/2006          15,717                  16,472              16,010
 2/28/2006          16,159                  16,922              15,925
 3/31/2006          17,103                  17,913              16,699
 4/30/2006          17,507                  18,351              16,651
 5/31/2006          16,539                  17,321              15,479
 6/30/2006          16,355                  17,128              15,488
 7/31/2006          15,460                  16,176              14,684
 8/31/2006          16,024                  16,768              15,114
 9/30/2006          16,098                  16,845              15,216
10/31/2006          17,201                  18,003              16,202
11/30/2006          17,728                  18,544              16,590
12/31/2006          17,883                  18,706              16,550
 1/31/2007          18,308                  19,153              16,858
 2/28/2007          18,527                  19,368              16,805
 3/31/2007          18,746                  19,599              16,960
 4/30/2007          18,993                  19,872              17,405
 5/31/2007          20,295                  21,225              18,199
 6/30/2007          20,692                  21,628              18,096
 7/31/2007          19,829                  20,735              17,157
 8/31/2007          20,240                  21,153              17,588
 9/30/2007          20,966                  21,901              18,099
10/31/2007          21,953                  22,923              18,914
11/30/2007          20,185                  21,081              17,608
12/31/2007          20,279                  21,180              17,718
 1/31/2008          18,424                  19,247              16,093
 2/29/2008          17,464                  18,220              15,536
 3/31/2008          17,447                  18,203              15,445
 4/30/2008          18,147                  18,956              16,239
 5/31/2008          19,140                  19,965              17,159
 6/30/2008          17,268                  18,015              16,136
 7/31/2008          17,236                  17,981              16,511
 8/31/2008          18,261                  19,059              16,921
 9/30/2008          16,764                  17,502              15,009
10/31/2008          12,337                  12,865              11,751

                              (PERFORMANCE GRAPH)

(1) The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND Class A and Investor Class shares for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 21


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark in a difficult macroeconomic environment.

- Leading detractors were found in health care, consumer discretionary, and financials.

- Top-performing sectors for the Fund were industrials, energy, and materials.

BROAD ECONOMIC FEARS FUELED UNDERPERFORMANCE IN SEVERAL SECTORS.

Health care stocks did not perform well this year given the broad concerns about the market and the economy. While the Fund was underweight the benchmark in anticipation of the sector decline, stock selection detracted for the period. For example, InVentiv Health, a commercial services provider to pharmaceutical companies, had been a positive performer earlier in the 12-month period, but detracted from performance over the full period. We sold the company in anticipation of slower growth. Our perception was that the company's reduction in its advertising budget was a signal that management had taken a reserved stance toward its guidance of the company.

Fund holdings in the consumer discretionary sector were weak absolute and relative performers during the period. During the last several years, stocks in this group have been among the better performers for the Fund; but despite in-line earnings results, stock prices declined as investors became concerned that consumer spending would slow in response to higher oil prices and a slowing U.S. economy. Several of the better-performing stocks that have been highlighted in the past, including VistaPrint, an online supplier of graphic design services, and Shutterfly, an online photography company, were leading detractors for the period. Lodging stocks were a source of relative underperformance amid fears regarding slowing travel demands. Great Wolf Resorts, a family-oriented resort company, was a weak performer during the period, as was LodgeNet.

Financial stocks were extremely volatile as valuations compressed on worries of broad credit issues. FCStone Group, an integrated commodity risk management company, was a leading detractor on investor concerns that end markets could contract if agricultural credit became constricted. The company provides a broad array of services, and the recent operating results have not been impacted by credit issues. We continue to monitor these end markets and maintain a position in these shares. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio

            TEN LARGEST EQUITY HOLDINGS(3) (AS OF OCTOBER 31, 2008)

SkillSoft plc ADR                   3.74%
Resources Connection Incorporated   3.46%
VistaPrint Limited                  3.03%
Solera Holdings Incorporated        2.86%
Sykes Enterprises Incorporated      2.70%
GSI Commerce Incorporated           2.57%
Microsemi Corporation               2.40%
PMC-Sierra Incorporated             2.35%
WMS Industries Incorporated         2.24%
Wright Express Corporation          1.86%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             22 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

Fund holdings in the industrials sector outperformed due to strong stock selection and an overweight position. Many companies reported positive operating results, and business trends remained on track. FTI Consulting, a global professional services consulting firm, was a leading contributor to Fund performance. Energy holdings performed significantly better than the average energy stock in the benchmark. Petrohawk Energy Corporation was among the strongest performers in the Fund. The company posted strong operating results, and the shares received a boost when Chesapeake Energy, another exploration-and-production company, reported unexpectedly good results from its exploratory drilling program in the Haynesville shale, near Petrohawk's drilling program. D Goodrich Petroleum Corporation, another competitor with exposure to the Haynesville shale, was also a top performer for the Fund. In addition, the materials sector performed well, primarily due to an underweight position versus the benchmark. Commodities markets sold off strong during the period, and the Fund's lack of exposure helped relative returns.

FUND EXPOSURE TO INFORMATION TECHNOLOGY AND ENERGY GREW, WHILE WE DECREASED EXPOSURE TO CONSUMER DISCRETIONARY AND TELECOMMUNICATIONS SERVICES.

We found attractive buying opportunities in information technology and increased the Fund's exposure in this area. In energy, we continued to maintain an underweight position, even though we increased the Fund's exposure as oil prices rose during the period and we found buying opportunities within the sector. We sold some of the better performers in the consumer discretionary sector because they had reached or exceeded our price targets after several years of strong performance. We also decreased the Fund's exposure to telecommunication services stocks and health care because we found better buying opportunities elsewhere.

                SECTOR DISTRIBUTION(4) (AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Telecommunication Services    (2%)
Information Technology       (39%)
Industrials                  (22%)
Health Care                  (15%)
Financials                    (6%)
Energy                        (4%)
Consumer Discretionary       (12%)

WE REMAIN CONSISTENT WITH OUR INVESTMENT PROCESS AND FOCUS ON INDIVIDUAL COMPANY FUNDAMENTALS.

Investors are still anxious and concerned about the financial markets. Equity prices are under duress amid investor worries that poor credit markets will cause global economic growth rates to slow dramatically. Domestic policy makers have reacted in many ways to address stress points in the credit markets, including recent congressional action authorizing the U.S. Treasury Department to purchase $700 billion of troubled assets. Most market participants seem focused on global macro themes, and we are not complacent about them either. We have always included a balance-sheet focus in our investment process, and, given the market's concerns regarding the credit market, we have paid particular attention to our companies' operating cash flow generation and any outstanding debt. Over time, we believe stock prices will track underlying earnings growth of the companies held in the Fund.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 23


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                    Including Sales Charge              Excluding Sales Charge          Expense Ratio
                              ----------------------------------  ----------------------------------  ----------------
SMALL CAP GROWTH FUND         6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(6)  Net(7)
---------------------         ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (MNSCX)                 (35.93)  (47.03)  (0.06)   2.12    (32.02)   (43.80)   1.13    2.73     1.51%    1.40%
Class B (WMNBX)**               (37.33)  (49.24)  (0.05)   2.19    (32.33)   (44.24)   0.35    2.19     2.26%    2.15%
Class C (WMNCX)                 (33.36)  (45.25)   0.36    1.96    (32.36)   (44.25)   0.36    1.96     2.26%    2.15%
Administrator Class (WMNIX)                                        (31.98)   (43.69)   1.31    2.83     1.33%    1.20%
Institutional Class (WFSIX)                                        (31.87)   (43.50)   1.53    2.94     1.06%    0.90%
Investor Class (WFSZX)                                             (32.13)   (43.87)   0.95    2.55     1.68%    1.49%
Russell 2000 Growth Index(1)                                       (27.63)   (37.87)  (0.13)   1.63

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

For CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A shares incepted on July 13, 1990. Class B and Class C shares incepted on June 9, 2003. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on June 9, 2003. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to April 11, 2005, for the Investor Class reflects the performance of the Class A shares, adjusted to reflect Class Z expenses. The Fund is open to certain institutional investors, retirement plans and wrap programs as described in the Statement of Additional Information, the Fund is closed to all other investors.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class B, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

             24 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Schroder Investment Management North America Inc.

PORTFOLIO MANAGER

Jenny B. Jones

FUND INCEPTION

August 1, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

SMALL CAP OPPORTUNITIES FUND   1 YEAR
----------------------------   ------
Administrator Class            (31.65)%
Russell 2000 Index(1)          (34.16)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR CLASS SHARES ARE 1.20% AND 1.31%, RESPECTIVELY, AS STATED IN THE APRIL 1, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2008)

                WELLS FARGO ADVANTAGE
               SMALL CAP OPPORTUNITIES
   DATE      FUND - ADMINISTRATOR CLASS   RUSSELL 2000 INDEX
----------   --------------------------   ------------------
10/31/1998            10,000                    10,000
11/30/1998            10,601                    10,524
12/31/1998            10,784                    11,175
 1/31/1999            10,571                    11,324
 2/28/1999             9,890                    10,407
 3/31/1999             9,895                    10,569
 4/30/1999            10,555                    11,516
 5/31/1999            10,917                    11,684
 6/30/1999            11,636                    12,213
 7/31/1999            11,465                    11,878
 8/31/1999            10,874                    11,438
 9/30/1999            10,912                    11,440
10/31/1999            10,944                    11,487
11/30/1999            11,556                    12,173
12/31/1999            12,274                    13,551
 1/31/2000            12,173                    13,333
 2/29/2000            13,105                    15,535
 3/31/2000            14,536                    14,510
 4/30/2000            14,542                    13,637
 5/31/2000            13,956                    12,843
 6/30/2000            14,829                    13,962
 7/31/2000            14,680                    13,513
 8/31/2000            16,192                    14,544
 9/30/2000            15,952                    14,116
10/31/2000            15,399                    13,486
11/30/2000            14,510                    12,102
12/31/2000            16,068                    13,141
 1/31/2001            16,365                    13,825
 2/28/2001            15,807                    12,918
 3/31/2001            15,254                    12,286
 4/30/2001            16,365                    13,247
 5/31/2001            17,016                    13,573
 6/30/2001            17,388                    14,042
 7/31/2001            17,219                    13,282
 8/31/2001            16,847                    12,853
 9/30/2001            15,400                    11,123
10/31/2001            15,958                    11,773
11/30/2001            17,010                    12,685
12/31/2001            18,148                    13,468
 1/31/2002            17,897                    13,328
 2/28/2002            17,548                    12,963
 3/31/2002            18,606                    14,004
 4/30/2002            18,490                    14,132
 5/31/2002            18,105                    13,505
 6/30/2002            16,820                    12,835
 7/31/2002            14,880                    10,896
 8/31/2002            15,003                    10,869
 9/30/2002            13,889                    10,088
10/31/2002            14,476                    10,411
11/30/2002            15,431                    11,341
12/31/2002            14,711                    10,709
 1/31/2003            14,458                    10,413
 2/28/2003            13,908                    10,098
 3/31/2003            14,031                    10,228
 4/30/2003            14,691                    11,198
 5/31/2003            16,057                    12,400
 6/30/2003            16,497                    12,624
 7/31/2003            17,403                    13,414
 8/31/2003            18,302                    14,029
 9/30/2003            17,843                    13,770
10/31/2003            19,079                    14,926
11/30/2003            19,694                    15,456
12/31/2003            20,138                    15,770
 1/31/2004            21,167                    16,455
 2/29/2004            21,567                    16,602
 3/31/2004            21,741                    16,757
 4/30/2004            21,494                    15,903
 5/31/2004            21,627                    16,156
 6/30/2004            22,175                    16,836
 7/31/2004            21,073                    15,703
 8/31/2004            21,360                    15,622
 9/30/2004            22,349                    16,355
10/31/2004            23,150                    16,677
11/30/2004            24,727                    18,124
12/31/2004            25,340                    18,660
 1/31/2005            24,618                    17,882
 2/28/2005            24,983                    18,184
 3/31/2005            24,436                    17,664
 4/30/2005            23,418                    16,652
 5/31/2005            24,497                    17,742
 6/30/2005            25,363                    18,427
 7/31/2005            26,426                    19,594
 8/31/2005            26,229                    19,231
 9/30/2005            26,540                    19,291
10/31/2005            25,803                    18,692
11/30/2005            27,080                    19,599
12/31/2005            26,952                    19,510
 1/31/2006            29,323                    21,259
 2/28/2006            29,315                    21,201
 3/31/2006            30,653                    22,229
 4/30/2006            31,005                    22,226
 5/31/2006            29,750                    20,978
 6/30/2006            29,701                    21,113
 7/31/2006            29,135                    20,426
 8/31/2006            30,152                    21,030
 9/30/2006            30,177                    21,205
10/31/2006            31,637                    22,426
11/30/2006            32,761                    23,016
12/31/2006            32,825                    23,093
 1/31/2007            33,403                    23,480
 2/28/2007            33,770                    23,293
 3/31/2007            34,358                    23,543
 4/30/2007            35,264                    23,966
 5/31/2007            36,489                    24,947
 6/30/2007            36,547                    24,582
 7/31/2007            34,946                    22,901
 8/31/2007            35,602                    23,420
 9/30/2007            36,971                    23,822
10/31/2007            38,263                    24,506
11/30/2007            36,026                    22,746
12/31/2007            36,458                    22,732
 1/31/2008            33,951                    21,182
 2/29/2008            33,483                    20,396
 3/31/2008            33,561                    20,482
 4/30/2008            35,266                    21,339
 5/31/2008            37,261                    22,320
 6/30/2008            34,542                    20,601
 7/31/2008            34,475                    21,364
 8/31/2008            35,667                    22,136
 9/30/2008            32,536                    20,372
10/31/2008            26,163                    16,134

                              (PERFORMANCE GRAPH)

(1) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND Administrator Class shares for the most recent ten years with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 25


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark. Stock selection in the industrials and telecommunication services sectors added value; the health care and consumer discretionary sectors detracted.

- The Fund's cash position (averaging 10%) was the largest single contributor to performance.

- Perrigo, which manufactures and markets over-the-counter drugs, added the most value to the Fund's performance on a stock level.

STOCK SELECTION IN THE INDUSTRIALS AND TELECOMMUNICATION SERVICES SECTORS ADDED VALUE; THE HEALTH CARE AND CONSUMER DISCRETIONARY SECTORS DETRACTED.

In the telecommunication services sector, Syniverse Holdings, a provider of technology and business solutions for the telecommunications industry, had a positive impact. The company announced strong second-quarter earnings of $20.4 million or 30 cents per share, which was ahead of sell-side analysts' expectations. From the consumer staples sector, United Natural Foods, a distributor of natural, organic, and specialty foods, added value to the Fund. In the third quarter of 2008, the company also beat Wall Street's earnings expectations due to a 21% rise in revenue.

In the industrials sector, Horizon Lines, a container shipping and integrated logistics company, detracted from performance. Shares of the company fell when it reported a 24.3% drop in earnings in the second quarter of 2008 due to rising fuel costs earlier this year. In financials, Conseco, an insurance holding company, also underperformed over the period. The share price fell sharply after the insurance company announced that its investment portfolio would suffer losses due to investments in Lehman Brothers, AIG, and Washington Mutual. However, these investments were a relatively small portion of their total investment portfolio. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Reinsurance Group of America Class A        2.61%
PSS World Medical Incorporated              2.25%
Waste Connections Incorporated              2.23%
K-V Pharmaceutical Company Class A          2.20%
Scientific Games Corporation Class A        2.19%
Geo Group Incorporated                      2.13%
FEI Company                                 1.77%
Syniverse Holdings Incorporated             1.65%
F5 Networks Incorporated                    1.60%
Argo Group International Holdings Limited   1.60%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             26 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

At the sector level, our exposure to cash (averaging 10%) was the largest single contributor to returns. Our overweight in the energy sector had a positive impact, while our underweight in financial services hurt the portfolio.

At the stock level, Perrigo, which manufactures and markets over-the-counter drugs, performed strongly over the 12-month period. Shares of the company rose sharply as the FDA approved its over-the-counter generic heartburn medicine. The company's earnings doubled in the third quarter of 2008, boosted by the sales of two new products. The company also benefited from consumers switching from more expensive, brand-name products to less expensive products in a slowing economy. Our holding in Goodrich Petroleum, an independent oil and gas explorer and producer, also contributed to performance. The company entered a joint venture with Chesapeake Energy to develop crude oil and natural gas prospects in northwest Louisiana and acquired additional acreage in the Haynesville shale, which helped boost production guidance.

WE MADE SEVERAL CHANGES, WHICH IS TYPICAL OF OUR BOTTOM-UP, OPPORTUNISTIC APPROACH TO STOCK SELECTION.

Stock selection typically drives the Fund's over- or underweighted position in any sector and tends to be the most important contributing factor to performance. We invest in three distinct company types: mispriced growth; "steady eddies," or companies that we believe have stable and dependable earnings and revenue characteristics; and turnarounds, which include companies that are out of favor in the market but that we believe have the potential for improvement.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Telecommunication Services    (2%)
Utilities                     (3%)
Materials                     (6%)
Information Technology       (21%)
Industrials                  (14%)
Health Care                  (17%)
Financials                   (16%)
Energy                        (7%)
Consumer Staples              (3%)
Consumer Discretionary       (11%)

Two recent examples of what we believe to be mispriced growth stocks bought in the portfolio are Shuffle Master and Sanderson Farms. Shuffle Master is a gaming company that specializes in automatic card shufflers and live-table games. It is the leading global player and its share price had declined on concerns over the outlook for the gaming industry in an economic slowdown. The company has been launching new products, has raised equity to bring their leverage down, and is, we feel, in a strong position to grow, despite the weak macroeconomic outlook.

Sanderson Farms is a poultry-processing company. The share price had fallen in June 2008 on concerns over record-high corn prices and the impact that this might have on the company's cost base. We felt that it had been through a tough environment and that it should now begin to benefit from the subsequent fall in corn prices.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 27


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

THESE ARE CLEARLY VERY VOLATILE AND WORRYING TIMES.

In our 25-year history of managing small cap equities, we have never had to focus so much on the macroeconomic environment and the impact that it is having on the daily operations of companies in the United States and on the stock market. In previous economic slowdowns, the team has used history as a guide and as a playbook for how to invest through the downturn. In the current slowdown, however, we find history to be a less useful benchmark because the world is much more globally integrated than it was in the past.

With the sharp sell-off we saw in October 2008, valuations currently stand at considerable discounts to their long-term averages. Against this backdrop, we are now finding many more compelling investment opportunities with what we believe to be significant appreciation potential over the next two or three years.

In this environment, we are remaining true to our bottom-up, fundamentals-driven investment process, and we are actively searching for compelling new investment opportunities. We currently have several health care names on our "new ideas list" that are approaching valuations that we would consider to be attractive buy candidates. We are also finding some interesting opportunities in the consumer discretionary sector, where we feel that the share prices are now factoring in an overly pessimistic outlook.

             28 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF OCTOBER 31, 2008)

                                                                         Expense Ratio
                                                                       -----------------
SMALL CAP OPPORTUNITIES FUND   6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
----------------------------   ---------   ------   ------   -------   --------   ------
Administrator Class (NVSOX)     (25.81)    (31.65)   6.52     10.10      1.31%     1.20%
Russell 2000 Index(1)           (24.39)    (34.16)   1.57      4.90

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

(5) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus.

(6) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             30 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
I. Charles Rinaldi

FUND INCEPTION
December 31, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

SMALL CAP VALUE FUND          1 YEAR
--------------------          ------
Investor Class                (41.20)%
Russell 2000 Value Index(1)   (30.54)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.36% AND 1.61%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

            GROWTH OF $10,000 INVESTMENT(2) (AS OF OCTOBER 31, 2008)

             WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                SMALL CAP VALUE         SMALL CAP VALUE      RUSSELL 2000
   DATE          FUND - CLASS A      FUND - INVESTOR CLASS    VALUE INDEX
----------   ---------------------   ---------------------   ------------
10/31/1998           9,421                  10,000              10,000
11/30/1998           9,998                  10,615              10,271
12/31/1998          10,594                  11,251              10,593
 1/31/1999          10,811                  11,485              10,352
 2/28/1999           9,880                  10,498               9,646
 3/31/1999           9,698                  10,308               9,566
 4/30/1999          11,143                  11,845              10,439
 5/31/1999          11,509                  12,238              10,760
 6/30/1999          12,194                  12,969              11,150
 7/31/1999          12,430                  13,224              10,885
 8/31/1999          12,238                  13,022              10,487
 9/30/1999          12,414                  13,213              10,277
10/31/1999          11,713                  12,471              10,072
11/30/1999          12,437                  13,245              10,124
12/31/1999          13,530                  14,411              10,435
 1/31/2000          14,532                  15,482              10,162
 2/29/2000          15,961                  17,010              10,783
 3/31/2000          16,484                  17,572              10,834
 4/30/2000          15,883                  16,935              10,898
 5/31/2000          15,700                  16,744              10,732
 6/30/2000          15,766                  16,819              11,045
 7/31/2000          15,136                  16,151              11,413
 8/31/2000          16,702                  17,826              11,924
 9/30/2000          16,112                  17,200              11,856
10/31/2000          15,909                  16,988              11,814
11/30/2000          15,250                  16,288              11,573
12/31/2000          17,047                  18,208              12,817
 1/31/2001          18,248                  19,502              13,171
 2/28/2001          18,367                  19,639              13,153
 3/31/2001          18,625                  19,905              12,942
 4/30/2001          20,005                  21,400              13,541
 5/31/2001          21,216                  22,694              13,889
 6/30/2001          20,948                  22,418              14,448
 7/31/2001          20,055                  21,463              14,124
 8/31/2001          19,598                  20,976              14,075
 9/30/2001          17,235                  18,452              12,521
10/31/2001          18,139                  19,417              12,848
11/30/2001          18,695                  20,021              13,771
12/31/2001          20,064                  21,484              14,614
 1/31/2002          19,785                  21,197              14,808
 2/28/2002          20,094                  21,516              14,899
 3/31/2002          22,262                  23,843              16,014
 4/30/2002          22,819                  24,438              16,578
 5/31/2002          22,620                  24,225              16,030
 6/30/2002          21,616                  23,163              15,675
 7/31/2002          18,532                  19,858              13,346
 8/31/2002          19,039                  20,400              13,287
 9/30/2002          17,856                  19,125              12,338
10/31/2002          17,866                  19,136              12,523
11/30/2002          18,900                  20,251              13,522
12/31/2002          18,821                  20,166              12,945
 1/31/2003          18,353                  19,667              12,580
 2/28/2003          17,866                  19,157              12,157
 3/31/2003          17,557                  18,817              12,287
 4/30/2003          18,980                  20,347              13,454
 5/31/2003          21,258                  22,791              14,828
 6/30/2003          21,496                  23,056              15,079
 7/31/2003          22,571                  24,214              15,831
 8/31/2003          23,456                  25,160              16,433
 9/30/2003          23,168                  24,863              16,244
10/31/2003          24,978                  26,807              17,569
11/30/2003          26,241                  28,167              18,243
12/31/2003          27,946                  29,987              18,903
 1/31/2004          28,313                  30,390              19,556
 2/29/2004          29,282                  31,436              19,935
 3/31/2004          29,603                  31,779              20,211
 4/30/2004          27,696                  29,743              19,166
 5/31/2004          28,140                  30,227              19,397
 6/30/2004          29,593                  31,790              20,382
 7/31/2004          28,634                  30,755              19,445
 8/31/2004          28,067                  30,150              19,636
 9/30/2004          30,015                  32,241              20,413
10/31/2004          29,809                  32,032              20,730
11/30/2004          33,077                  35,544              22,569
12/31/2004          33,504                  36,011              23,108
 1/31/2005          32,666                  35,117              22,214
 2/28/2005          34,709                  37,334              22,655
 3/31/2005          33,405                  35,930              22,189
 4/30/2005          31,184                  33,547              21,044
 5/31/2005          32,141                  34,582              22,328
 6/30/2005          33,660                  36,227              23,315
 7/31/2005          35,890                  38,619              24,642
 8/31/2005          37,035                  39,853              24,076
 9/30/2005          38,448                  41,386              24,036
10/31/2005          36,404                  39,193              23,432
11/30/2005          38,016                  40,925              24,383
12/31/2005          38,470                  41,422              24,196
 1/31/2006          41,767                  44,978              26,196
 2/28/2006          40,157                  43,234              26,195
 3/31/2006          41,819                  45,033              27,463
 4/30/2006          42,475                  45,747              27,537
 5/31/2006          41,265                  44,443              26,397
 6/30/2006          41,303                  44,470              26,721
 7/31/2006          40,827                  43,976              26,350
 8/31/2006          41,600                  44,813              27,138
 9/30/2006          40,685                  43,811              27,403
10/31/2006          42,025                  45,280              28,798
11/30/2006          43,828                  47,216              29,619
12/31/2006          43,439                  46,801              29,877
 1/31/2007          44,300                  47,734              30,324
 2/28/2007          44,498                  47,944              29,952
 3/31/2007          44,907                  48,395              30,313
 4/30/2007          46,827                  50,470              30,628
 5/31/2007          49,580                  53,432              31,751
 6/30/2007          49,495                  53,356              31,011
 7/31/2007          47,843                  51,567              28,371
 8/31/2007          47,505                  51,191              28,940
 9/30/2007          50,003                  53,898              29,071
10/31/2007          51,217                  55,221              29,387
11/30/2007          46,559                  50,184              27,185
12/31/2007          47,896                  51,633              26,956
 1/31/2008          45,519                  49,071              25,849
 2/29/2008          46,394                  50,019              24,822
 3/31/2008          44,875                  48,386              25,196
 4/30/2008          46,444                  50,089              25,994
 5/31/2008          49,069                  52,914              26,882
 6/30/2008          47,368                  51,089              24,303
 7/31/2008          44,132                  47,597              25,549
 8/31/2008          44,281                  47,755              26,763
 9/30/2008          39,311                  42,402              25,509
10/31/2008          30,098                  32,468              20,413

                              (PERFORMANCE GRAPH)

(1) The RUSSELL 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND Class A and Investor Class shares for the most recent ten years with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 31


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark for the period, for the most part from exposure to the energy and materials sectors.

- The Fund's energy and gold holdings came under substantial selling pressure during the period. Both sectors underperformed the broader market.

- Our stock selections continue to be derived from an investment process that focuses on the fundamentals of each individual company.

THE ENERGY AND MATERIALS SECTORS ACCOUNTED FOR MOST OF THE FUND'S
UNDERPERFORMANCE FOR THE PERIOD.

The trailing 12-month period featured considerable volatility as the ramifications of the bursting credit bubble continued to work its way through the economy. Notable events during the period included the nationalization of Fannie Mae and Freddie Mac; the Lehman Brothers bankruptcy filing; the near collapse of the world's largest insurer and 18th-largest company, AIG; and the failure of the nation's largest thrift, Washington Mutual. The problems that initially started with housing and mortgage securities are now spilling over into the economy, stoking fears of a global recession.

While we have successfully steered clear of the turmoil in housing and financial services by avoiding highly leveraged firms, the Fund was pressured in part by its energy holdings. Given that economic growth is a key driver of energy demand, it is not surprising that energy stocks underperformed the broader market for the period. However, in our opinion, the precipitous drop in energy shares in the second half of the period reflected market fears, not a deterioration in fundamentals. Our energy thesis has always been rooted in the belief that a structural supply-and-demand imbalance exists in the industry. Recent events have not altered this long-term dynamic.

The materials sector also detracted from performance, largely because of our holdings in precious metals. For example, Apex Silver Mine's political risk was greater than we thought, and that stock alone detracted more than 160 basis points from relative performance (100 basis points equals 1.00%). Long-term holdings in gold miners Goldcorp and Yamana Gold underperformed on a lower price for gold. Despite the volatility, we continue to believe in the long-term case for precious metals in general and for gold in particular. First, we believe that the U.S. dollar will weaken because of the budget deficit and low interest rates, resulting in an increased demand for gold. Second, we believe that there will be increased demand from the emerging middle class in China and India. For example, bridal gifts of gold jewelry are a traditional part of Hindu marriages. Finally, the lack of investment in new gold mines during the 1980s and 1990s has led to lower production in recent years.

             32 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

SECTOR DISTRIBUTION(3)
(AS OF OCTOBER 31, 2008)

                                   (PIE CHART)


Telecommunication Services    1%
Consumer Discretionary        5%
Consumer Staples              3%
Energy                       25%
Financials                   17%
Health Care                   8%
Industrials                  15%
Information Technology        9%
Materials                    17%

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2008)

Randgold Resources Limited ADR              6.41%
Range Resources Corporation                 4.46%
Annaly Capital Management Incorporated      3.23%
Goldcorp Incorporated                       3.00%
McMoRan Exploration Company                 2.51%
3Com Corporation                            2.49%
Argo Group International Holdings Limited   2.40%
UAL Corporation                             2.36%
Newpark Resources Incorporated              2.32%
Geo Group Incorporated                      2.17%

We had less exposure to the information technology sector than the benchmark, which aided relative returns as technology stocks underperformed the broader market. The positive contribution from the health care sector resulted mostly from our investment in two companies whose shares appreciated substantially:
Gentiva Health Services, which benefited from better margins and the growing demand for home nursing, and Alpharma, which was helped by the success of its pain patch, Flector, and a buyout offer from competitor King Pharmaceuticals.

The Fund has held an average cash position of approximately 8% over the past 12 months, which helped limit losses in a generally declining market. When we are unable to find opportunities that meet our process, we may temporarily hold small cash positions.

INDIVIDUAL COMPANY FUNDAMENTALS CONTINUE TO BE THE MOST IMPORTANT FACTOR IN OUR STOCK SELECTION PROCESS.

There were no significant changes to the Fund's holdings during the period. We feel that it is important to point out that our stock decisions are derived purely from our investment process. Individual company fundamentals will continue to be the most important metric in our stock selection. Once we've identified a potential investment, we then look for a catalyst that will unlock the value we see.

WE REMAIN CAUTIOUS ON THE BROAD STOCK MARKET.

We've had the same cautious outlook for quite some time. Much of it has to do with the unfolding credit crisis and the residual impact that it will have on the economy. We believe that the credit situation is likely to get worse, and that economic activity will remain relatively slow. We are, therefore, negative on the market in the short term.

We do see some attractive valuations in the market, mostly in the commodity-related and energy industries, which we think are a bit oversold. The fundamentals haven't changed. In the long term, we believe that strong global growth and the need for infrastructure development will drive significant demand for both energy and commodities such as gold.

We remain committed to our investment process, which we've executed with confidence during the past decade. Although our portfolio lagged the benchmark for the period, we believe that in the long term, the market will reward active managers who demonstrate strong stock-picking abilities, even as the market's short-term focus shifts among sectors, market capitalizations, and investment styles.

(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 33

Performance Highlights (Unaudited)

             WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                      Including Sales Charge                   Excluding Sales Charge           Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
SMALL CAP VALUE FUND          6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
--------------------          ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SMVAX)                 (38.93)   (44.61)   2.58     11.65     (35.19)    (41.27)   3.80     12.32      1.44%     1.44%
Class B (SMVBX)**               (40.45)   (46.68)   2.66     11.82     (35.45)    (41.68)   3.01     11.82      2.19%     2.19%
Class C (SMVCX)                 (36.46)   (42.69)   3.01     11.59     (35.46)    (41.69)   3.01     11.59      2.19%     2.19%
Institutional Class (WFSVX)                                            (35.04)    (40.96)   4.01     12.56      0.99%     0.95%
Investor Class (SSMVX)                                                 (35.18)    (41.20)   3.91     12.50      1.61%     1.36%
Russell 2000 Value Index(1)                                            (21.47)    (30.54)   3.05      7.40

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A, Class B and Class C shares incepted on November 30, 2000. Performance shown prior to the inception of Class A, Class B and Class C reflects the performance of the Class Z shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. The Class Z shares incepted on December 31, 1997. Institutional Class shares incepted on July 31, 2007. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Class Z shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on December 31, 1997. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Institutional Class shares and the June 20, 2008, prospectus for Class A, Class B, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

             34 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            Beginning        Ending         Expenses
                                                          Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND                05-01-2008      10-31-2008     Period(1)    Expense Ratio
--------------------------------------------              -------------   -------------   -----------   -------------
CLASS A
   Actual                                                   $1,000.00       $  764.40        $5.32          1.20%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,019.10        $6.09          1.20%
CLASS B
   Actual                                                   $1,000.00       $  760.60        $8.63          1.95%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,015.33        $9.88          1.95%
CLASS C
   Actual                                                   $1,000.00       $  760.80        $8.63          1.95%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,015.33        $9.88          1.95%
ADMINISTRATOR CLASS
   Actual                                                   $1,000.00       $  764.40        $5.10          1.15%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,019.36        $5.84          1.15%
INSTITUTIONAL CLASS
   Actual                                                   $1,000.00       $  765.10        $3.99          0.90%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,020.61        $4.57          0.90%
INVESTOR CLASS
   Actual                                                   $1,000.00       $  763.60        $5.54          1.25%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,018.85        $6.34          1.25%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 35

Fund Expenses (Unaudited)

                                                            Beginning        Ending         Expenses
                                                          Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE COMMON STOCK FUND                     05-01-2008      10-31-2008     Period(1)    Expense Ratio
---------------------------------------                   -------------   -------------   -----------   -------------
CLASS A
   Actual                                                   $1,000.00       $  703.00        $ 5.39         1.26%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,018.80        $ 6.39         1.26%
CLASS B
   Actual                                                   $1,000.00       $  700.60        $ 8.59         2.01%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,015.03        $10.18         2.01%
CLASS C
   Actual                                                   $1,000.00       $  701.00        $ 8.59         2.01%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,015.03        $10.18         2.01%
INVESTOR CLASS
   Actual                                                   $1,000.00       $  703.10        $ 5.52         1.29%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,018.65        $ 6.55         1.29%
WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
CLASS A
   Actual                                                   $1,000.00       $  635.10        $ 5.75         1.40%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,018.10        $ 7.10         1.40%
CLASS B
   Actual                                                   $1,000.00       $  632.30        $ 8.82         2.15%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,014.33        $10.89         2.15%
CLASS C
   Actual                                                   $1,000.00       $  633.50        $ 8.83         2.15%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,014.33        $10.89         2.15%
ADMINISTRATOR CLASS
   Actual                                                   $1,000.00       $  636.90        $ 4.73         1.15%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,019.36        $ 5.84         1.15%
INSTITUTIONAL CLASS
   Actual                                                   $1,000.00       $  636.90        $ 3.70         0.90%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,020.61        $ 4.57         0.90%
INVESTOR CLASS
   Actual                                                   $1,000.00       $  636.00        $ 6.13         1.49%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,017.65        $ 7.56         1.49%
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
CLASS A
   Actual                                                   $1,000.00       $  679.80        $ 5.91         1.40%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,018.10        $ 7.10         1.40%
CLASS B
   Actual                                                   $1,000.00       $  676.70        $ 9.06         2.15%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,014.33        $10.89         2.15%
CLASS C
   Actual                                                   $1,000.00       $  676.40        $ 9.06         2.15%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,014.33        $10.89         2.15%
ADMINISTRATOR CLASS
   Actual                                                   $1,000.00       $  680.20        $ 5.07         1.20%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,019.10        $ 6.09         1.20%

             36 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                       Fund Expenses (Unaudited)

                                                            Beginning        Ending         Expenses
                                                          Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (continued)     05-01-2008      10-31-2008     Period(1)    Expense Ratio
-------------------------------------------------------   -------------   -------------   -----------   -------------
INSTITUTIONAL CLASS
   Actual                                                   $1,000.00       $  681.30       $ 3.80          0.90%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,020.61       $ 4.57          0.90%
INVESTOR CLASS
   Actual                                                   $1,000.00       $  678.70       $ 6.29          1.49%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,017.65       $ 7.56          1.49%
WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
ADMINISTRATOR CLASS
   Actual                                                   $1,000.00       $  741.90       $ 5.25          1.20%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,019.10       $ 6.09          1.20%
WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
CLASS A
   Actual                                                   $1,000.00       $  648.10       $ 5.97          1.44%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,017.90       $ 7.30          1.44%
CLASS B
   Actual                                                   $1,000.00       $  645.50       $ 9.06          2.19%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,014.13       $11.09          2.19%
CLASS C
   Actual                                                   $1,000.00       $  645.40       $ 9.06          2.19%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,014.13       $11.09          2.19%
INSTITUTIONAL CLASS
   Actual                                                   $1,000.00       $  649.60       $ 3.94          0.95%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,020.36       $ 4.82          0.95%
INVESTOR CLASS
   Actual                                                   $1,000.00       $  648.20       $ 5.63          1.36%
   Hypothetical (5% Return before expenses                  $1,000.00       $1,018.30       $ 6.90          1.36%

(1) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

             Wells Fargo Advantage Small and Mid Cap Stock Funds 37


Portfolio of Investments--October 31, 2008

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.57%
AMUSEMENT & RECREATION SERVICES: 2.51%
    209,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                     $    6,560,510
                                                                                             --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.19%
    280,635   JONES APPAREL GROUP INCORPORATED                                                    3,117,855
                                                                                             --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.59%
     13,800   NVR INCORPORATED+                                                                   6,764,898
                                                                                             --------------
BUSINESS SERVICES: 3.86%
    549,425   IMS HEALTH INCORPORATED                                                             7,878,755
     71,300   MANPOWER INCORPORATED                                                               2,219,569
                                                                                                 10,098,324
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 11.66%
    195,070   ALPHARMA INCORPORATED CLASS A<<                                                     6,107,642
    323,495   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                    10,313,021
    277,009   SCOTTS MIRACLE-GRO COMPANY<<                                                        7,235,475
    334,355   VALSPAR CORPORATION                                                                 6,837,560
                                                                                                 30,493,698
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 2.66%
    129,775   CITY NATIONAL CORPORATION                                                           6,946,856
                                                                                             --------------
EDUCATIONAL SERVICES: 4.21%
    770,329   CORINTHIAN COLLEGES INCORPORATED<<+                                                11,000,298
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.31%
    234,305   CYMER INCORPORATED<<+                                                               5,733,443
  1,146,685   FLEXTRONICS INTERNATIONAL LIMITED+                                                  4,793,143
    516,575   MOLEX INCORPORATED<<                                                                7,443,846
    238,100   NOVELLUS SYSTEMS INCORPORATED+                                                      3,761,980
                                                                                                 21,732,412
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 2.79%
    234,050   SANDERSON FARMS INCORPORATED                                                        7,307,041
                                                                                             --------------
FURNITURE & FIXTURES: 3.06%
    858,800   STEELCASE INCORPORATED                                                              7,986,840
                                                                                             --------------
GENERAL MERCHANDISE STORES: 3.69%
    358,060   FAMILY DOLLAR STORES INCORPORATED<<                                                 9,635,395
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.70%
    654,161   BRIGGS & STRATTON CORPORATION<<                                                    10,309,577
     88,515   CARLISLE COMPANIES INCORPORATED                                                     2,057,974
    273,665   DIEBOLD INCORPORATED                                                                8,133,324
    175,090   DOVER CORPORATION                                                                   5,562,609
  1,682,208   ENTEGRIS INCORPORATED+                                                              4,525,140
                                                                                                 30,588,624
                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 7.37%
    431,757   ARTHUR J. GALLAGHER & COMPANY<<                                                    10,517,601
    333,360   WILLIS GROUP HOLDINGS LIMITED                                                       8,747,366
                                                                                                 19,264,967
                                                                                             --------------

             38 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
INSURANCE CARRIERS: 7.13%
    166,150   RENAISSANCERE HOLDINGS LIMITED                                                 $    7,626,285
    249,175   STEWART INFORMATION SERVICES CORPORATION                                            4,136,305
     19,980   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                              6,883,110
                                                                                                 18,645,700
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 3.58%
    199,935   QUEST DIAGNOSTICS INCORPORATED                                                      9,356,958
                                                                                             --------------
MISCELLANEOUS RETAIL: 3.50%
    658,915   OFFICE DEPOT INCORPORATED+                                                          2,372,094
    397,625   ZALE CORPORATION<<+                                                                 6,783,483
                                                                                                  9,155,577
                                                                                             --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.35%
    830,500   CAPITALSOURCE INCORPORATED<<                                                        6,145,700
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 2.85%
    300,436   BEMIS COMPANY INCORPORATED<<                                                        7,462,830
                                                                                             --------------
PERSONAL SERVICES: 2.16%
    250,066   G & K SERVICES INCORPORATED CLASS A                                                 5,648,991
                                                                                             --------------
PRIMARY METAL INDUSTRIES: 1.88%
    137,350   HUBBELL INCORPORATED CLASS B                                                        4,926,745
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.39%
    890,000   HARTE HANKS INCORPORATED<<                                                          6,247,800
                                                                                             --------------
TEXTILE MILL PRODUCTS: 1.58%
    283,550   ALBANY INTERNATIONAL CORPORATION CLASS A                                            4,128,488
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.32%
    161,000   AUTOLIV INCORPORATED                                                                3,438,960
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 3.23%
    363,780   HAIN CELESTIAL GROUP INCORPORATED<<+                                                8,454,244
                                                                                             --------------
TOTAL COMMON STOCKS (COST $363,223,022)                                                         255,109,711
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 24.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.61%
  3,011,379   BLACKROCKTEMP FUND B #24 MONEY MARKET FUND                                          3,011,379
  3,011,379   DAILY ASSETS FUND INSTITUTIONAL                                                     3,011,379
  3,011,379   DREYFUS CASH MANAGEMENT FUND                                                        3,011,379
  3,011,379   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     3,011,379
                                                                                                 12,045,516
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 39


Portfolio of Investments--October 31, 2008

C&B MID CAP VALUE FUND

                                                               INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE        MATURITY DATE        VALUE
-----------   --------------------------------------------   ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.30%
$ 1,200,310   ABN AMRO BANK NV                                   0.25%        11/03/2008     $    1,200,310
  7,422,414   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,422,569)          0.25         11/03/2008          7,422,414
    602,276   BANK OF IRELAND                                    0.25         11/03/2008            602,276
  7,422,414   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,422,569)          0.25         11/03/2008          7,422,414
    848,276   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $848,290)                       0.20         11/03/2008            848,276
    615,000   CALYON GRAND CAYMAN                                1.00         11/03/2008            615,000
  1,082,854   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         02/25/2008             17,867
    833,687   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         05/19/2008             13,756
    224,793   CME GROUP INCORPORATED++                           1.65         11/07/2008            224,732
  6,248,612   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $6,248,794)                               0.35         11/03/2008          6,248,612
  1,251,207   DANSKE BANK A/S COPENHAGEN                         1.00         11/03/2008          1,251,207
  7,422,414   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,422,569)          0.25         11/03/2008          7,422,414
    899,172   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25         11/03/2008            899,172
    899,172   FORTIS BANK GRAND CAYMAN                           0.60         11/03/2008            899,172
    124,527   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $124,529)            0.15         11/03/2008            124,527
    301,138   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65         11/03/2008            301,127
  4,044,842   GRYPHON FUNDING LIMITED(a)(i)                      0.00         08/23/2009          1,740,091
    805,862   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES
                 (MATURITY VALUE $805,896)                       0.50         11/03/2008            805,862
  3,690,000   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,690,062)          0.20         11/03/2008          3,690,000
    165,414   MONT BLANC CAPITAL CORPORATION++                   0.50         11/03/2008            165,409
    890,690   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $890,857)            2.25         11/03/2008            890,690
    615,000   NATIXIS                                            1.10         11/03/2008            615,000
    101,793   SCALDIS CTAL LIMITED++                             0.75         11/03/2008            101,789
  1,200,310   SOCIETE GENERALE GRAND CAYMAN                      0.25         11/03/2008          1,200,310
  1,234,241   SVENSKA HANDELBANKEN INCORPORATED                  1.00         11/03/2008          1,234,241
  1,213,034   UBS AG CAYMAN ISLANDS                              0.31         11/03/2008          1,213,034
  1,823,793   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32         07/28/2008          1,276,655
  1,060,345   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35         08/07/2008            742,241
  1,314,828   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03         04/03/2008            920,379
  2,120,690   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04         02/15/2008          1,484,483
  1,672,383   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99         02/22/2008          1,479,892
                                                                                                 53,073,352
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,880,949)                                       65,118,868
                                                                                             --------------

             40 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
SHORT-TERM INVESTMENTS: 3.87%
 10,108,994   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $   10,108,994
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,108,994)                                                  10,108,994
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $440,212,965)*                                           126.35%                    $  330,337,573
OTHER ASSETS AND LIABILITIES, NET                                 (26.35)                       (68,881,947)
                                                                  ------                     --------------
TOTAL NET ASSETS                                                  100.00%                    $  261,455,626
                                                                  ======                     ==============

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Security of an affiliate of the fund with a cost of $10,108,994.

* Cost for federal income tax purposes is $467,824,465 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  10,384,021
Gross unrealized depreciation                 (147,870,913)
                                             -------------
Net unrealized appreciation (depreciation)   $(137,486,892)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 41


Portfolio of Investments--October 31, 2008

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 96.27%
AMUSEMENT & RECREATION SERVICES: 1.39%
    300,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                     $    9,417,000
                                                                                             --------------
APPAREL & ACCESSORY STORES: 2.55%
    255,000   KOHL'S CORPORATION+                                                                 8,958,150
    460,000   NORDSTROM INCORPORATED<<                                                            8,321,400
                                                                                                 17,279,550
                                                                                             --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.38%
    299,000   ADVANCE AUTO PARTS INCORPORATED                                                     9,328,800
                                                                                             --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.92%
    156,900   RYDER SYSTEM INCORPORATED<<                                                         6,216,378
                                                                                             --------------
BUSINESS SERVICES: 8.37%
    450,000   AMDOCS LIMITED<<+                                                                  10,152,000
    465,000   CITRIX SYSTEMS INCORPORATED+                                                       11,983,050
    290,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                 5,568,000
    675,000   ECLIPSYS CORPORATION+                                                              10,023,750
  1,910,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                      9,912,900
    680,000   RED HAT INCORPORATED+                                                               9,050,800
                                                                                                 56,690,500
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 4.82%
    640,000   AMYLIN PHARMACEUTICALS INCORPORATED<<+                                              6,534,400
    265,000   HOSPIRA INCORPORATED+                                                               7,372,300
    305,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                     9,723,400
    640,000   NALCO HOLDING COMPANY<<                                                             9,036,800
                                                                                                 32,666,900
                                                                                             --------------
COMMUNICATIONS: 7.06%
    550,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<                            9,751,500
    590,000   FOUNDRY NETWORKS INCORPORATED+                                                      8,761,500
    315,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                    5,071,500
    890,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                     4,343,200
    580,000   NEUSTAR INCORPORATED CLASS A+                                                      11,426,000
  1,190,000   TIME WARNER TELECOM INCORPORATED+                                                   8,425,200
                                                                                                 47,778,900
                                                                                             --------------
COMPUTER TECHNOLOGIES: 1.41%
    570,000   METAVANTE TECHNOLOGIES INCORPORATED+                                                9,558,900
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 3.93%
    126,900   CITY NATIONAL CORPORATION                                                           6,792,957
    672,000   MARSHALL & ILSLEY CORPORATION<<                                                    12,116,160
    745,000   SYNOVUS FINANCIAL CORPORATION<<                                                     7,695,850
                                                                                                 26,604,967
                                                                                             --------------
E-COMMERCE/SERVICES: 1.33%
    870,000   GSI COMMERCE INCORPORATED<<+                                                        9,004,500
                                                                                             --------------
EATING & DRINKING PLACES: 1.51%
    508,362   JACK IN THE BOX INCORPORATED+                                                      10,218,076
                                                                                             --------------
EDUCATIONAL SERVICES: 1.27%
    135,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                             8,633,250
                                                                                             --------------

             42 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.82%
    520,000   REPUBLIC SERVICES INCORPORATED                                                 $   12,324,000
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.05%
    580,000   ALTERA CORPORATION                                                                 10,063,000
    530,000   ENERSYS<<+                                                                          7,006,600
    790,000   NVIDIA CORPORATION+                                                                 6,920,400
    590,000   TESSERA TECHNOLOGIES INCORPORATED+                                                 10,195,200
                                                                                                 34,185,200
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.72%
    352,000   ACCENTURE LIMITED CLASS A                                                          11,633,600
                                                                                             --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.65%
    552,700   CROWN HOLDINGS INCORPORATED+                                                       11,153,486
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 1.45%
    145,000   GENERAL MILLS INCORPORATED                                                          9,822,300
                                                                                             --------------
FOOD STORES: 1.56%
    385,000   KROGER COMPANY                                                                     10,572,100
                                                                                             --------------
FURNITURE & FIXTURES: 1.40%
    430,000   HERMAN MILLER INCORPORATED<<                                                        9,460,000
                                                                                             --------------
HEALTH SERVICES: 0.71%
    115,000   UNIVERSAL HEALTH SERVICES CLASS B                                                   4,834,600
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.16%
    370,000   CAMERON INTERNATIONAL CORPORATION+                                                  8,976,200
    435,000   CARLISLE COMPANIES INCORPORATED                                                    10,113,750
    260,000   DOVER CORPORATION                                                                   8,260,200
    221,000   SMITH INTERNATIONAL INCORPORATED                                                    7,620,080
                                                                                                 34,970,230
                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.84%
    215,000   HUMANA INCORPORATED<<+                                                              6,361,850
    240,000   REINSURANCE GROUP OF AMERICA INCORPORATED CLASS B                                   8,889,600
    410,000   WILLIS GROUP HOLDINGS LIMITED                                                      10,758,400
                                                                                                 26,009,850
                                                                                             --------------
INSURANCE CARRIERS: 3.70%
    565,000   HCC INSURANCE HOLDINGS INCORPORATED                                                12,463,900
    275,000   RENAISSANCERE HOLDINGS LIMITED                                                     12,622,500
                                                                                                 25,086,400
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.27%
  1,035,000   BOSTON SCIENTIFIC CORPORATION+                                                      9,346,050
    650,000   HOLOGIC INCORPORATED+                                                               7,956,000
    276,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                             11,205,600
    350,000   TRIMBLE NAVIGATION LIMITED+                                                         7,199,500
                                                                                                 35,707,150
                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.47%
    219,000   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                              9,966,690
                                                                                             --------------
MEDICAL PRODUCTS: 0.72%
    105,000   ZIMMER HOLDINGS INCORPORATED+                                                       4,875,150
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 43


Portfolio of Investments--October 31, 2008

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
METAL MINING: 0.96%
    285,000   BARRICK GOLD CORPORATION                                                       $    6,475,200
                                                                                             --------------
MISCELLANEOUS RETAIL: 1.30%
    288,000   CVS CAREMARK CORPORATION                                                            8,827,200
                                                                                             --------------
MOTION PICTURES: 2.43%
    447,500   DISCOVERY COMMUNICATIONS INCORPORATED+                                              6,103,900
    530,000   TIME WARNER CABLE INCORPORATED<<+                                                  10,377,400
                                                                                                 16,481,300
                                                                                             --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.27%
  1,160,000   CAPITALSOURCE INCORPORATED<<                                                        8,584,000
                                                                                             --------------
OIL & GAS EXTRACTION: 6.43%
    165,000   APACHE CORPORATION                                                                 13,584,450
    160,000   EOG RESOURCES INCORPORATED                                                         12,947,200
    252,000   FOREST OIL CORPORATION                                                              7,360,920
    300,000   NOBLE CORPORATION                                                                   9,663,000
                                                                                                 43,555,570
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 1.12%
    450,000   PACKAGING CORPORATION OF AMERICA                                                    7,573,500
                                                                                             --------------
PRIMARY METAL INDUSTRIES: 0.32%
    190,000   ALCOA INCORPORATED                                                                  2,186,900
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.49%
    675,000   INVESCO LIMITED<<                                                                  10,064,250
                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.13%
    705,000   CORNING INCORPORATED                                                                7,635,150
                                                                                             --------------
TRANSPORTATION SERVICES: 1.53%
    362,000   GATX CORPORATION                                                                   10,335,100
                                                                                             --------------
WATER TRANSPORTATION: 1.03%
    515,000   ROYAL CARIBBEAN CRUISES LIMITED<<                                                   6,983,400
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 4.10%
    260,000   MCKESSON CORPORATION                                                                9,565,400
    325,000   SYSCO CORPORATION                                                                   8,515,000
    232,918   TRACTOR SUPPLY COMPANY<<+                                                           9,680,072
                                                                                                 27,760,472
                                                                                             --------------
WHOLESALE TRADE-DURABLE GOODS: 1.70%
    465,000   ARROW ELECTRONICS INCORPORATED+                                                     8,114,250
    150,000   BORGWARNER INCORPORATED                                                             3,370,501
                                                                                                 11,484,751
                                                                                             --------------
TOTAL COMMON STOCKS (COST $757,056,570)                                                         651,945,270
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 10.30%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.91%
  3,225,065   BLACKROCKTEMP B #24 MONEY MARKET FUND                                               3,225,065
  3,225,065   DAILY ASSETS FUND INSTITUTIONAL                                                     3,225,065
  3,225,065   DREYFUS CASH MANAGEMENT FUND                                                        3,225,065
  3,225,065   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     3,225,065
                                                                                                 12,900,260
                                                                                             --------------

             44 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

COMMON STOCK FUND

                                                              INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE        MATURITY DATE       VALUE
-----------   -------------------------------------------   ------------   ---------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.39%
$ 1,285,484   ABN Amro Bank NV                                  0.25%         11/03/2008     $    1,285,484
  7,949,105   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,949,271)         0.25          11/03/2008          7,949,105
    645,013   BANK OF IRELAND                                   0.25          11/03/2008            645,013
  7,949,105   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,949,271)         0.25          11/03/2008          7,949,105
    908,469   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $908,484)                      0.20          11/03/2008            908,469
    658,640   CALYON GRAND CAYMAN                               1.00          11/03/2008            658,640
  1,159,693   CHEYNE FINANCE LLC++ +/- ####(a)(i)               0.00          02/25/2008             19,135
    892,845   CHEYNE FINANCE LLC++ +/- ####(a)(i)               0.00          05/19/2008             14,732
    240,744   CME GROUP INCORPORATED++                          1.65          11/07/2008            240,678
  6,692,011   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $6,692,206)                              0.35          11/03/2008          6,692,011
  1,339,992   DANSKE BANK A/S COPENHAGEN                        1.00          11/03/2008          1,339,992
  7,949,105   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,949,271)         0.25          11/03/2008          7,949,105
    962,977   DEXIA CREDIT LOCAL DE FRANCE SA                   1.25          11/03/2008            962,977
    962,977   FORTIS BANK GRAND CAYMAN                          0.60          11/03/2008            962,977
    133,363   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $133,365)           0.15          11/03/2008            133,363
    322,507   GREENWICH CAPITAL HOLDINGS INCORPORATED           0.65          11/03/2008            322,495
  4,331,862   GRYPHON FUNDING LIMITED(a)(i)                     0.00          08/23/2009          1,863,567
    863,046   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $863,082)           0.50          11/03/2008            863,046
  3,951,841   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,951,907)         0.20          11/03/2008          3,951,841
    177,151   MONT BLANC CAPITAL CORPORATION++                  0.50          11/03/2008            177,147
    953,893   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $954,072)           2.25          11/03/2008            953,893
    658,640   NATIXIS                                           1.10          11/03/2008            658,640
    109,016   SCALDIS CAPITAL LIMITED++                         0.75          11/03/2008            109,012
  1,285,484   SOCIETE GENERALE GRAND CAYMAN                     0.25          11/03/2008          1,285,484
  1,321,823   SVENSKA HANDELSBANKEN INCORPORATED                1.00          11/03/2008          1,321,823
  1,299,111   UBS AG CAYMAN ISLANDS                             0.31          11/03/2008          1,299,111
  1,953,209   VICTORIA FINANCE LLC++ +/- ####(a)(i)             0.32          07/28/2008          1,367,246
  1,135,586   VICTORIA FINANCE LLC++ +/- ####(a)(i)             0.35          08/07/2008            794,911
  1,408,127   VICTORIA FINANCE LLC++ +/- ####(a)(i)             3.03          04/03/2008            985,689
  2,271,173   VICTORIA FINANCE LLC++ +/- ####(a)(i)             3.04          02/15/2008          1,589,821
  1,791,055   WHITE PINE FINANCE LLC++ +/- ####(a)(i)           2.99          02/22/2008          1,584,905
                                                                                                 56,839,417
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 71,806,536)                                      69,739,677
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 45


Portfolio of Investments--October 31, 2008

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
SHORT-TERM INVESTMENTS: 3.92%
 26,525,105   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $   26,525,105
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,525,105)                                                  26,525,105
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $855,388,211)*                                          110.49%                     $  748,210,052
OTHER ASSETS AND LIABILITIES, NET                                (10.49)                        (71,022,690)
                                                                 ------                      --------------
TOTAL NET ASSETS                                                 100.00%                     $  677,187,362
                                                                 ======                      ==============

----------
<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

* Cost for federal income tax purposes is $863,354,622 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  74,981,260
Gross unrealized depreciation                 (191,530,879)
                                             -------------
Net unrealized appreciation (depreciation)   $(116,549,619)

+    Non-income earning securities.

+++  Security of an affiliate of the fund with a cost of $26,525,105.

(i)  Illiquid security.

The accompanying notes are an integral part of these financial statements.

             46 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.61%
AMUSEMENT & RECREATION SERVICES: 2.14%
     90,500   WMS INDUSTRIES INCORPORATED+                                                   $    2,262,500
                                                                                             --------------
APPAREL & ACCESSORY STORES: 1.35%
     27,700   GUESS? INCORPORATED                                                                   603,029
     33,600   PHILLIPS-VAN HEUSEN CORPORATION                                                       823,536
                                                                                                  1,426,565
                                                                                             --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.41%
     47,800   ADVANCE AUTO PARTS INCORPORATED                                                     1,491,360
                                                                                             --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.82%
    141,040   WRIGHT EXPRESS CORPORATION+                                                         1,930,838
                                                                                             --------------
BIOPHARMACEUTICALS: 2.62%
     25,000   CELGENE CORPORATION+                                                                1,606,500
     16,000   GENZYME CORPORATION+                                                                1,166,080
                                                                                                  2,772,580
                                                                                             --------------
BUSINESS SERVICES: 11.04%
     60,600   ACTIVISION BLIZZARD INCORPORATED+                                                     755,076
     34,400   ALLIANCE DATA SYSTEMS CORPORATION+                                                  1,725,504
     64,700   AUTODESK INCORPORATED+                                                              1,378,757
     59,500   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                 1,142,400
     89,853   GARTNER INCORPORATED+<<                                                             1,653,295
    233,100   LAWSON SOFTWARE INCORPORATED+                                                       1,240,092
     42,300   MONSTER WORLDWIDE INCORPORATED+                                                       602,352
    141,100   OMNITURE INCORPORATED+<<                                                            1,622,650
    112,377   TELETECH HOLDINGS INCORPORATED+                                                     1,015,888
     39,700   TOTAL SYSTEM SERVICES INCORPORATED                                                    545,478
                                                                                                 11,681,492
                                                                                             --------------
CASINO & GAMING: 0.68%
     37,600   PENN NATIONAL GAMING INCORPORATED+                                                    724,176
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 8.48%
     63,400   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                             1,161,488
     44,600   ECOLAB INCORPORATED<<                                                               1,661,796
     69,300   FOREST LABORATORIES INCORPORATED+                                                   1,609,839
     45,300   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                         867,495
    105,200   MYLAN LABORATORIES INCORPORATED+                                                      901,564
     43,700   ROCKWOOD HOLDINGS INCORPORATED+                                                       539,695
     56,700   SHIRE PLC ADR                                                                       2,236,815
                                                                                                  8,978,692
                                                                                             --------------
COMMUNICATIONS: 6.15%
     12,500   EQUINIX INCORPORATED+<<                                                               780,250
    146,174   NII HOLDINGS INCORPORATED+                                                          3,765,442
     93,400   SBA COMMUNICATIONS CORPORATION CLASS A+                                             1,960,466
                                                                                                  6,506,158
                                                                                             --------------
E-COMMERCE/SERVICES: 1.00%
     20,200   PRICELINE.COM INCORPORATED+<<                                                       1,063,126
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 47


Portfolio of Investments--October 31, 2008

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
EDUCATIONAL SERVICES: 1.71%
     26,100   APOLLO GROUP INCORPORATED CLASS A+                                             $    1,814,211
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.61%
     26,436   ACUITY BRANDS INCORPORATED                                                            924,203
     34,200   DOLBY LABORATORIES INCORPORATED CLASS A+<<                                          1,079,694
     65,100   GRAFTECH INTERNATIONAL LIMITED+                                                       527,961
    156,000   INTERSIL CORPORATION CLASS A                                                        2,135,640
    114,085   MICROSEMI CORPORATION+                                                              2,480,208
    504,900   PMC-SIERRA INCORPORATED+                                                            2,362,932
     45,800   SILICON LABORATORIES INCORPORATED+                                                  1,188,968
    118,519   SOLERA HOLDINGS INCORPORATED+                                                       2,949,938
     31,900   THOMAS & BETTS CORPORATION+                                                           757,625
                                                                                                 14,407,169
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 9.27%
     35,478   ADVISORY BOARD COMPANY+                                                               874,533
     28,300   GEN-PROBE INCORPORATED+                                                             1,331,798
     43,900   IHS INCORPORATED+                                                                   1,553,621
    210,869   RESOURCES CONNECTION INCORPORATED+<<                                                3,656,468
     33,400   URS CORPORATION+                                                                      981,626
     33,400   WATSON WYATT & COMPANY HOLDINGS                                                     1,418,498
                                                                                                  9,816,544
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.84%
    101,000   ACTUANT CORPORATION CLASS A                                                         1,810,930
     25,500   GAMESTOP CORPORATION CLASS A+                                                         698,445
     75,502   GARDNER DENVER INCORPORATED+                                                        1,934,361
     17,600   SPX CORPORATION                                                                       681,824
                                                                                                  5,125,560
                                                                                             --------------
LEGAL SERVICES: 1.55%
     28,228   FTI CONSULTING INCORPORATED+<<                                                      1,644,281
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:
   5.96%
    102,000   BOSTON SCIENTIFIC CORPORATION+                                                        921,060
      5,800   C.R. BARD INCORPORATED                                                                511,850
     33,900   DENTSPLY INTERNATIONAL INCORPORATED<<                                               1,029,882
     19,900   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                          1,523,146
     63,900   PERKINELMER INCORPORATED                                                            1,146,366
     31,878   VARIAN INCORPORATED+                                                                1,174,704
                                                                                                  6,307,008
                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.99%
     22,900   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                              1,042,179
                                                                                             --------------
MEDICAL MANAGEMENT SERVICES: 0.51%
     40,700   COVENTRY HEALTH CARE INCORPORATED+                                                    536,833
                                                                                             --------------
MOTION PICTURES: 1.22%
    159,135   NATIONAL CINEMEDIA INCORPORATED                                                     1,288,994
                                                                                             --------------
OIL & GAS EXTRACTION: 8.19%
     60,700   CONCHO RESOURCES INCORPORATED+                                                      1,289,875
     44,000   HELMERICH & PAYNE INCORPORATED                                                      1,509,640
     34,300   NOBLE CORPORATION                                                                   1,104,803

             48 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
OIL & GAS EXTRACTION (continued)
    119,800   PETROHAWK ENERGY CORPORATION+                                                  $    2,270,210
     45,450   RANGE RESOURCES CORPORATION                                                         1,918,899
     11,100   WHITING PETROLEUM CORPORATION+                                                        577,089
                                                                                                  8,670,516
                                                                                             --------------
PERSONAL SERVICES: 1.35%
     45,600   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                          1,426,368
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.98%
    184,628   VISTAPRINT LIMITED+<<                                                               3,151,600
                                                                                             --------------
REAL ESTATE: 0.60%
     90,830   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                        636,718
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.04%
     50,400   FCSTONE GROUP INCORPORATED+<<                                                         299,880
     26,700   LAZARD LIMITED                                                                        805,539
                                                                                                  1,105,419
                                                                                             --------------
THEATERS & ENTERTAINMENT: 1.56%
    128,500   REGAL ENTERTAINMENT GROUP CLASS A                                                   1,649,940
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 5.01%
     56,200   ITT CORPORATION<<                                                                   2,500,900
     36,500   POLARIS INDUSTRIES INCORPORATED                                                     1,228,955
     88,800   TEXTRON INCORPORATED                                                                1,571,760
                                                                                                  5,301,615
                                                                                             --------------
WATER TRANSPORTATION: 1.09%
     33,500   KIRBY CORPORATION+                                                                  1,149,720
                                                                                             --------------
WHOLESALE TRADE-DURABLE GOODS: 1.44%
     60,200   PATTERSON COMPANIES INCORPORATED+<<                                                 1,524,865
                                                                                             --------------
TOTAL COMMON STOCKS (COST $155,264,450)                                                         105,437,027
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 13.17%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.44%
    644,608   BLACKROCKTEMP B #24 MONEY MARKET FUND
    644,608   DAILY ASSETS FUND INSTITUTIONAL                                                       644,608
    644,608   DREYFUS CASH MANAGEMENT FUND                                                          644,608
    644,608   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                       644,608
                                                                                                    644,608
                                                                                                  2,578,432
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 49


Portfolio of Investments--October 31, 2008

MID CAP GROWTH FUND

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.73%
$   256,935   ABN AMRO BANK NV                                   0.25%         11/03/2008    $      256,935
  1,588,823   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $1,588,856)          0.25          11/03/2008         1,588,823
    128,922   BANK OF IRELAND                                    0.25          11/03/2008           128,922
  1,588,823   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $1,588,856)          0.25          11/03/2008         1,588,823
    181,580   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY
                 SECURITIES (MATURITY VALUE $181,583)            0.20          11/03/2008           181,580
    131,645   CALYON GRAND CAYMAN                                1.00          11/03/2008           131,645
    231,793   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00          02/25/2008             3,825
    178,457   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00          05/19/2008             2,945
     48,119   CME GROUP INCORPORATED++                           1.65          11/07/2008            48,102
  1,337,562   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $1,337,601)                               0.35          11/03/2008         1,337,562
    267,830   DANSKE BANK A/S COPENHAGEN                         1.00          11/03/2008           267,830
  1,588,823   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $1,588,856)          0.25          11/03/2008         1,588,823
    192,475   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25          11/03/2008           192,475
    192,475   FORTIS BANK GRAND CAYMAN                           0.60          11/03/2008           192,475
     26,656   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $26,656)             0.15          11/03/2008            26,656
     64,461   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65          11/03/2008            64,458
    865,828   GRYPHON FUNDING LIMITED(a)(i)                      0.00          08/23/2009           372,479
    172,501   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $172,508)            0.50          11/03/2008           172,501
    789,872   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $789,885)            0.20          11/03/2008           789,872
     35,408   MONT BLANC CAPITAL CORPORATION++                   0.50          11/03/2008            35,407
    190,659   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $190,695)            2.25          11/03/2008           190,659
    131,645   NATIXIS                                            1.10          11/03/2008           131,645
     21,790   SCALDIS CAPITAL LIMITED++                          0.75          11/03/2008            21,789
    256,935   SOCIETE GENERALE GRAND CAYMAN                      0.25          11/03/2008           256,935
    264,199   SVENSKA HANDELSBANKEN INCORPORATED                 1.00          11/03/2008           264,199
    259,659   UBS AG CAYMAN ISLANDS                              0.31          11/03/2008           259,659
    390,396   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32          07/28/2008           273,278
    226,975   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35          08/07/2008           158,882
    281,449   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03          04/03/2008           197,014
    453,949   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04          02/15/2008           317,765
    357,986   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99          02/22/2008           316,782
                                                                                                 11,360,745
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,448,278)                                       13,939,177
                                                                                             --------------

             50 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
RIGHTS: 0.00%
     31,200   SEAGATE TECHNOLOGY RIGHTS(i)                                                   $            0
TOTAL RIGHTS (COST $0)                                                                                    0
                                                                                             --------------
SHORT-TERM INVESTMENTS: 0.03%
     28,768   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                           28,768
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $28,768)                                                          28,768
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $169,741,496)*                                              112.81%                    $  119,404,972
OTHER ASSETS AND LIABILITIES, NET                                 (12.81)                       (13,559,210)
                                                                  ------                     --------------
TOTAL NET ASSETS                                                  100.00%                    $  105,845,762
                                                                  ------                     --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Security of an affiliate of the fund with a cost of $28,768.

* Cost for federal income tax purposes is $170,947,194 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $    807,601
Gross unrealized depreciation                 (52,349,823)
                                             ------------
Net unrealized appreciation (depreciation)   $(51,542,222)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 51


Portfolio of Investments--October 31, 2008

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.67%
AMUSEMENT & RECREATION SERVICES: 2.18%
    427,700   WMS INDUSTRIES INCORPORATED+<<                                                 $   10,692,500
                                                                                             --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.81%
    649,119   WRIGHT EXPRESS CORPORATION+                                                         8,886,439
                                                                                             --------------
BUSINESS SERVICES: 19.99%
    166,490   BANKRATE INCORPORATED+<<                                                            5,479,186
    229,010   DEALERTRACK HOLDINGS INCORPORATED+<<                                                2,457,277
     81,800   DIGITAL RIVER INCORPORATED+                                                         2,027,004
    187,100   FORRESTER RESEARCH INCORPORATED+                                                    5,248,155
    419,805   GARTNER INCORPORATED+<<                                                             7,724,412
  1,295,514   GLOBAL CASH ACCESS INCORPORATED+                                                    3,653,349
    888,478   LAWSON SOFTWARE INCORPORATED+                                                       4,726,703
    842,031   MARCHEX INCORPORATED CLASS B<<                                                      6,466,798
    649,100   OMNITURE INCORPORATED+<<                                                            7,464,650
    939,016   ON ASSIGNMENT INCORPORATED+                                                         6,103,604
    708,700   SAPIENT CORPORATION+                                                                3,890,763
  2,325,565   SKILLSOFT PLC ADR+                                                                 17,906,851
    808,308   SYKES ENTERPRISES INCORPORATED+<<                                                  12,900,596
    466,949   SYNCHRONOSS TECHNOLOGIES INCORPORATED+<<                                            3,628,194
    605,936   TELETECH HOLDINGS INCORPORATED+                                                     5,477,661
    396,909   THE KNOT INCORPORATED+                                                              2,738,672
                                                                                                 97,893,875
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 1.82%
    208,398   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                       3,990,822
    439,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                 4,938,750
                                                                                                  8,929,572
                                                                                             --------------
COMMUNICATIONS: 3.46%
    473,456   CBEYOND INCORPORATED+<<                                                             5,690,941
  1,317,300   CENTENNIAL COMMUNICATIONS CORPORATION+                                              4,689,588
    417,100   LIVE NATION INCORPORATED+<<                                                         4,692,375
    301,833   LODGENET ENTERTAINMENT CORPORATION+<<                                                 301,833
  1,716,511   PAETEC HOLDING CORPORATION+<<                                                       1,544,860
                                                                                                 16,919,597
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 1.01%
    274,900   FIRST COMMONWEALTH FINANCIAL CORPORATION                                            3,032,147
     58,664   SIGNATURE BANK+                                                                     1,911,273
                                                                                                  4,943,420
                                                                                             --------------
E-COMMERCE/SERVICES: 2.96%
  1,186,952   GSI COMMERCE INCORPORATED+<<                                                       12,284,953
     41,700   PRICELINE.COM INCORPORATED+<<                                                       2,194,671
                                                                                                 14,479,624
                                                                                             --------------
EATING & DRINKING PLACES: 0.71%
     74,300   JACK IN THE BOX INCORPORATED+<<                                                     1,493,430
    284,100   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                             1,994,382
                                                                                                  3,487,812
                                                                                             --------------

             52 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 16.96%
    125,287   ACUITY BRANDS INCORPORATED                                                     $    4,380,034
    302,400   GRAFTECH INTERNATIONAL LIMITED+                                                     2,452,464
    213,700   GREATBATCH INCORPORATED+<<                                                          4,647,975
    162,750   HOUSTON WIRE & CABLE COMPANY<<                                                      1,874,880
  1,002,443   INFORMATION SERVICES GROUP INCORPORATED+<<                                          2,756,718
    204,800   INTERSIL CORPORATION CLASS A                                                        2,803,712
    527,478   MICROSEMI CORPORATION+<<                                                           11,467,372
  2,399,050   PMC-SIERRA INCORPORATED+<<                                                         11,227,554
    231,251   POLYPORE INTERNATIONAL INCORPORATED+                                                1,972,571
    374,115   POWER INTEGRATIONS INCORPORATED<<                                                   7,852,674
    134,300   REGAL-BELOIT CORPORATION                                                            4,372,808
    210,900   SILICON LABORATORIES INCORPORATED+                                                  5,474,964
    550,171   SOLERA HOLDINGS INCORPORATED+                                                      13,693,756
    146,504   SYNAPTICS INCORPORATED+<<                                                           4,525,509
    328,129   UNIVERSAL DISPLAY CORPORATION+<<                                                    3,550,356
                                                                                                 83,053,347
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.60%
    159,088   ADVISORY BOARD COMPANY+                                                             3,921,519
     64,700   IHS INCORPORATED+                                                                   2,289,733
    190,670   NAVIGANT CONSULTING INCORPORATED+                                                   3,083,134
    955,114   RESOURCES CONNECTION INCORPORATED+<<                                               16,561,677
    151,600   WATSON WYATT & COMPANY HOLDINGS                                                     6,438,452
                                                                                                 32,294,515
                                                                                             --------------
FINANCIAL INSTITUTIONS: 0.73%
    307,900   DOLLAR FINANCIAL CORPORATION+<<                                                     3,580,877
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 0.32%
    620,020   SENOMYX INCORPORATED+                                                               1,550,050
                                                                                             --------------
FOOTWEAR: 0.53%
     30,300   DECKERS OUTDOOR CORPORATION+                                                        2,571,258
                                                                                             --------------
HEALTH SERVICES: 1.93%
    221,174   CARDIONET INCORPORATED+                                                             5,659,843
    401,919   INVENTIV HEALTH INCORPORATED+                                                       3,806,173
                                                                                                  9,466,016
                                                                                             --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.44%
    396,200   HHGREGG INCORPORATED+                                                               2,171,176
                                                                                             --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.46%
  1,183,764   GREAT WOLF RESORTS INCORPORATED+<<                                                  2,237,314
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.03%
    458,590   ACTUANT CORPORATION CLASS A                                                         8,222,519
    336,384   GARDNER DENVER INCORPORATED+                                                        8,618,158
     71,600   THE MIDDLEBY CORPORATION+<<                                                         2,891,924
                                                                                                 19,732,601
                                                                                             --------------
INSURANCE CARRIERS: 2.69%
    224,900   FIRST MERCURY FINANCIAL CORPORATION+                                                2,426,671
     70,937   THE NAVIGATORS GROUP INCORPORATED+                                                  3,583,028
    341,150   TOWER GROUP INCORPORATED<<                                                          7,174,385
                                                                                                 13,184,084
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 53


Portfolio of Investments--October 31, 2008

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
LEGAL SERVICES: 0.96%
     80,981   FTI CONSULTING INCORPORATED+<<                                                 $    4,717,143
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:
   10.75%
    294,000   ALIGN TECHNOLOGY INCORPORATED+<<                                                    2,037,420
    417,426   CELERA CORPORATION+                                                                 4,721,088
    155,300   ESTERLINE TECHNOLOGIES CORPORATION+                                                 5,598,565
    614,800   EV3 INCORPORATED+                                                                   3,977,756
  1,141,980   IXIA+                                                                               7,605,587
    288,055   SENORX INCORPORATED+                                                                  760,465
    421,480   SIRONA DENTAL SYSTEMS INCORPORATED+<<                                               6,731,036
    309,637   SONOSITE INCORPORATED+<<                                                            6,524,052
    963,452   SPECTRANETICS CORPORATION+                                                          2,890,356
    483,367   SYMMETRY MEDICAL INCORPORATED+                                                      6,245,102
    150,470   VARIAN INCORPORATED+                                                                5,544,820
                                                                                                 52,636,247
                                                                                             --------------
MEDICAL MANAGEMENT SERVICES: 0.25%
     93,300   COVENTRY HEALTH CARE INCORPORATED+                                                  1,230,627
                                                                                             --------------
MEDICAL PRODUCTS: 1.40%
    440,220   VOLCANO CORPORATION+                                                                6,845,421
                                                                                             --------------
METAL FABRICATE, HARDWARE: 0.59%
    211,200   CHART INDUSTRIES INCORPORATED+                                                      2,876,544
                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.73%
    926,712   SHUFFLE MASTER INCORPORATED+                                                        3,577,108
                                                                                             --------------
MOTION PICTURES: 1.93%
    400,960   CINEMARK HOLDINGS INCORPORATED<<                                                    3,323,958
    756,025   NATIONAL CINEMEDIA INCORPORATED                                                     6,123,803
                                                                                                  9,447,761
                                                                                             --------------
OIL & GAS EXTRACTION: 3.17%
    419,000   BRIGHAM EXPLORATION COMPANY+                                                        3,284,960
    287,100   CONCHO RESOURCES INCORPORATED+                                                      6,100,875
     89,200   GOODRICH PETROLEUM CORPORATION+                                                     2,476,192
    241,900   VENOCO INCORPORATED+                                                                1,023,237
     50,900   WHITING PETROLEUM CORPORATION+                                                      2,646,291
                                                                                                 15,531,555
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.96%
    674,816   INNERWORKINGS INCORPORATED+<<                                                       4,689,971
    671,682   SHUTTERFLY INCORPORATED+<<                                                          5,124,934
    848,511   VISTAPRINT LIMITED+<<                                                              14,484,083
                                                                                                 24,298,988
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.40%
    257,705   EVERCORE PARTNERS INCORPORATED CLASS A                                              3,136,270
    262,325   FCSTONE GROUP INCORPORATED+<<                                                       1,560,834
    665,200   GFI GROUP INCORPORATED                                                              2,135,292
                                                                                                  6,832,396
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.45%
    211,300   POLARIS INDUSTRIES INCORPORATED                                                     7,114,471
                                                                                             --------------

             54 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
TRANSPORTATION SERVICES: 1.45%
    129,300   HUB GROUP INCORPORATED CLASS A+                                                $    4,066,485
    903,552   ORBITZ WORLDWIDE INCORPORATED+                                                      3,044,967
                                                                                                  7,111,452
                                                                                             --------------
TOTAL COMMON STOCKS (COST $697,621,031)                                                         478,293,790
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 20.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.74%
  4,576,433   BLACKROCKTEMP B #24 MONEY MARKET FUND                                               4,576,433
  4,576,433   DAILY ASSETS FUND INSTITUTIONAL                                                     4,576,433
  4,576,433   DREYFUS CASH MANAGEMENT FUND                                                        4,576,433
  4,576,433   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     4,576,433
                                                                                                 18,305,732
                                                                                             --------------

 PRINCIPAL                                                   INTEREST RATE   MATURITY DATE
-----------                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 16.47%
$ 1,824,127   ABN AMRO BANK NV                                   0.25%         11/03/2008         1,824,127
 11,279,940   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $11,280,175)         0.25          11/03/2008        11,279,940
    915,287   BANK OF IRELAND                                    0.25          11/03/2008           915,287
 11,279,940   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $11,280,175)         0.25          11/03/2008        11,279,940
  1,289,136   BARCLAYS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $1,289,157)                     0.20          11/03/2008         1,289,136
    934,624   CALYON GRAND CAYMAN                                1.00          11/03/2008           934,624
  1,645,628   CHEYNE FINANCE LLC++ +/- ####(i)(a)                0.00          02/25/2008            27,153
  1,266,965   CHEYNE FINANCE LLC++ +/- ####(i)(a)                0.00          05/19/2008            20,905
    341,621   CME GROUP INCORPORATED++                           1.65          11/07/2008           341,522
  9,496,098   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $9,496,375)                               0.35          11/03/2008         9,496,098
  1,901,476   DANSKE BANK A/S COPENHAGEN                         1.00          11/03/2008         1,901,476
 11,279,940   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $11,280,175)         0.25          11/03/2008        11,279,940
  1,366,484   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25          11/03/2008         1,366,484
  1,366,484   FORTIS BANK GRAND CAYMAN                           0.60          11/03/2008         1,366,484
    189,245   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $189,247)            0.15          11/03/2008           189,245
    457,643   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65          11/03/2008           457,627
  6,146,999   GRYPHON FUNDING LIMITED(i)(a)                      0.00          08/23/2009         2,644,439
  1,224,679   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $1,224,730)          0.50          11/03/2008         1,224,679
  5,607,741   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $5,607,834)          0.20          11/03/2008         5,607,741
    251,382   MONT BLANC CAPITAL CORPORATION++                   0.50          11/03/2008           251,375
  1,353,593   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $1,353,847)          2.25          11/03/2008         1,353,593
    934,624   NATIXIS                                            1.10          11/03/2008           934,624
    154,696   SCALDIS CAPITAL LIMITED++                          0.75          11/03/2008           154,690
  1,824,127   SOCIETE GENERALE GRAND CAYMAN                      0.25          11/03/2008         1,824,127
  1,875,693   SVENSKA HANDELSBANKEN INCORPORATED                 1.00          11/03/2008         1,875,693

             Wells Fargo Advantage Small and Mid Cap Stock Funds 55


Portfolio of Investments--October 31, 2008

SMALL CAP GROWTH FUND

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,843,464   UBS AG Cayman Islands                              0.31%         11/03/2008    $    1,843,464
  2,771,642   VICTORIA FINANCE LLC++ +/- ####(i)(a)              0.32          07/28/2008         1,940,150
  1,611,420   VICTORIA FINANCE LLC++ +/- ####(i)(a)              0.35          08/07/2008         1,127,994
  1,998,161   VICTORIA FINANCE LLC++ +/- ####(i)(a)              3.03          04/03/2008         1,398,713
  3,222,840   VICTORIA FINANCE LLC++ +/- ####(i)(a)              3.04          02/15/2008         2,255,988
  2,541,543   WHITE PINE FINANCE LLC++ +/- ####(i)(a)            2.99          02/22/2008         2,249,011
                                                                                                 80,656,269
                                                                                             --------------
  TOTAL COLLATERAL FOR SECURITIES LENDING (COST $101,352,516)                                    98,962,001
                                                                                             --------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 3.99%
 19,569,379   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                       19,569,379
                                                                                             --------------
  TOTAL SHORT-TERM INVESTMENTS (COST $19,569,379)                                                19,569,379
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $818,542,926)*                                              121.87%                    $  596,825,170
OTHER ASSETS AND LIABILITIES, NET                                 (21.87)                      (107,114,118)
                                                                  ------                     --------------
TOTAL NET ASSETS                                                  100.00%                    $  489,711,052
                                                                  ------                     --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $19,569,379.

* Cost for federal income tax purposes is $838,206,481 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $     902,140
Gross unrealized depreciation                 (242,283,451)
                                             -------------
Net unrealized appreciation (depreciation)   $(241,381,311)

The accompanying notes are an integral part of these financial statements.

             56 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP OPPORTUNITIES FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 92.73%
APPAREL & ACCESSORY STORES: 1.50%
    319,100   CASUAL MALE RETAIL GROUP INCORPORATED<<+                                       $      606,290
    224,700   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                      7,511,721
                                                                                                  8,118,011
                                                                                             --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.80%
    207,200   STANDARD PARKING CORPORATION+                                                       4,342,912
                                                                                             --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.55%
     82,800   PERINI CORPORATION+                                                                 1,574,856
     73,500   RYLAND GROUP INCORPORATED<<                                                         1,381,065
                                                                                                  2,955,921
                                                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.26%
    414,300   CENTRAL GARDEN & PET COMPANY+                                                       1,400,334
                                                                                             --------------
BUSINESS SERVICES: 11.70%
    492,500   ASPEN TECHNOLOGY INCORPORATED+                                                      3,856,275
     13,100   CAPELLA EDUCATION COMPANY+                                                            620,940
    324,600   F5 NETWORKS INCORPORATED+                                                           8,056,572
    322,400   GARTNER INCORPORATED+                                                               5,932,160
    195,850   H&E Equipment Services Incorporated<<+                                              1,116,345
    145,600   HMS HOLDINGS CORPORATION+                                                           3,606,512
    130,200   HURON CONSULTING GROUP INCORPORATED<<+                                              7,078,974
    382,400   INFORMATICA CORPORATION<<+                                                          5,372,720
    735,800   INTERNAP NETWORK SERVICES<<+                                                        2,104,388
    540,700   INTERWOVEN INCORPORATED+                                                            6,818,227
    433,500   ONLINE RESOURCES CORPORATION+                                                       1,517,250
    227,100   PARAMETRIC TECHNOLOGY CORPORATION+                                                  2,950,029
    155,700   RENT-A-CENTER INCORPORATED+                                                         2,273,220
     31,100   RIGHTNOW TECHNOLOGIES INCORPORATED+                                                   204,638
    734,300   SONICWALL INCORPORATED+                                                             3,289,664
    188,600   THQ INCORPORATED<<+                                                                 1,405,070
    961,600   VALUECLICK INCORPORATED+                                                            7,115,840
                                                                                                 63,318,824
                                                                                             --------------
CASINO & GAMING: 0.24%
    234,500   PINNACLE ENTERTAINMENT INCORPORATED<<+                                              1,313,200
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 5.82%
    278,300   CABOT CORPORATION                                                                   7,361,035
    107,800   IMMUCOR INCORPORATED+                                                               2,862,090
    650,800   K-V PHARMACEUTICAL COMPANY CLASS A<<+                                              11,063,600
    152,000   PERRIGO COMPANY                                                                     5,168,000
    192,500   SCOTTS MIRACLE-GRO COMPANY                                                          5,028,100
                                                                                                 31,482,825
                                                                                             --------------
COMMUNICATIONS: 3.70%
    157,400   CBEYOND INCORPORATED<<+                                                             1,891,948
    478,900   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                      2,988,336
    242,800   GEOEYE INCORPORATED<<+                                                              5,254,192
    337,500   KNOLOGY INCORPORATED<<+                                                             1,633,500
    439,600   SYNIVERSE HOLDINGS INCORPORATED+                                                    8,264,480
                                                                                                 20,032,456
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 57


Portfolio of Investments--October 31, 2008

SMALL CAP OPPORTUNITIES FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
DEPOSITORY INSTITUTIONS: 5.70%
     63,600   BANK OF HAWAII CORPORATION                                                     $    3,225,156
     71,200   BERKSHIRE HILLS BANCORP INCORPORATED                                                1,853,336
     81,397   CULLEN FROST BANKERS INCORPORATED                                                   4,555,790
     34,110   CVB FINANCIAL CORPORATION                                                             431,833
    542,900   EURONET WORLDWIDE INCORPORATED<<+                                                   6,471,368
    124,500   SVB FINANCIAL GROUP<<+                                                              6,405,525
    138,600   WESTAMERICA BANCORPORATION                                                          7,934,850
                                                                                                 30,877,858
                                                                                             --------------
EATING & DRINKING PLACES: 0.49%
    245,500   SONIC CORPORATION+                                                                  2,626,850
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 6.12%
     83,700   CLEAN HARBORS INCORPORATED+                                                         5,488,209
    211,100   NORTHWESTERN CORPORATION                                                            4,124,894
    286,100   PORTLAND GENERAL ELECTRIC COMPANY                                                   5,870,772
     96,400   UIL HOLDINGS CORPORATION                                                            3,181,200
    119,400   UNISOURCE ENERGY CORPORATION                                                        3,293,052
    330,850   WASTE CONNECTIONS INCORPORATED+                                                    11,199,273
                                                                                                 33,157,400
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.72%
  1,444,900   ANADIGICS INCORPORATED<<+                                                           2,543,024
    387,200   HARMONIC INCORPORATED+                                                              2,752,992
     44,600   MEMSIC INCORPORATED+                                                                   96,336
     50,300   MICROSEMI CORPORATION+                                                              1,093,522
    519,600   QLOGIC CORPORATION+                                                                 6,245,592
    356,700   SEMTECH CORPORATION+                                                                4,323,204
     29,900   SOHU.COM INCORPORATED+                                                              1,642,706
     69,300   STANDARD MICROSYSTEMS CORPORATION+                                                  1,248,093
    652,500   VISHAY INTERTECHNOLOGY INCORPORATED+                                                2,812,275
    293,900   VOLTERRA SEMICONDUCTOR CORPORATION<<+                                               2,774,416
                                                                                                 25,532,160
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.78%
    177,300   GENPACT LIMITED+                                                                    1,388,259
    563,400   LEXICON GENETICS INCORPORATED<<+                                                      884,538
    155,900   LUMINEX CORPORATION<<+                                                              2,907,535
    104,800   WATSON WYATT & COMPANY HOLDINGS                                                     4,450,856
                                                                                                  9,631,188
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 2.42%
     58,700   BOSTON BEER COMPANY INCORPORATED+                                                   2,218,273
     63,700   DIAMOND FOODS INCORPORATED                                                          1,861,951
     77,700   SANDERSON FARMS INCORPORATED                                                        2,425,794
    295,400   UNITED NATURAL FOODS INCORPORATED<<+                                                6,599,236
                                                                                                 13,105,254
                                                                                             --------------
HEALTH SERVICES: 3.00%
    213,000   AMSURG CORPORATION+                                                                 5,312,220
    102,900   ATHENAHEALTH INCORPORATED<<+                                                        3,148,740
    378,800   SKILLED HEALTHCARE GROUP INCORPORATED+                                              4,651,664
    274,800   SUN HEALTHCARE GROUP INCORPORATED+                                                  3,154,704
                                                                                                 16,267,328
                                                                                             --------------

             58 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP OPPORTUNITIES FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.25%
    294,950   ANNALY CAPITAL MANAGEMENT INCORPORATED                                         $    4,099,805
    138,400   DIGITAL REALITY TRUST INCORPORATED                                                  4,633,632
    223,600   INVESTORS REAL ESTATE TRUST<<                                                       2,209,168
    519,100   MFA MORTGAGE INVESTMENTS INCORPORATED                                               2,855,050
    212,000   NATIONAL RETAIL PROPERTIES INCORPORATED                                             3,779,960
                                                                                                 17,577,615
                                                                                             --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.82%
    445,600   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                4,456,000
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.39%
    208,200   ACTUANT CORPORATION CLASS A                                                         3,733,026
    315,700   DRESSER-RAND GROUP INCORPORATED+                                                    7,071,680
    820,200   EMULEX CORPORATION<<+                                                               7,791,900
    163,000   IDEX CORPORATION                                                                    3,778,340
    386,000   INTERMEC INCORPORATED+                                                              5,006,420
     78,200   NORDSON CORPORATION                                                                 2,887,926
    609,400   SCIENTIFIC GAMES CORPORATION CLASS A+                                              10,969,200
    276,129   SHAW INDUSTRIES LIMITED CLASS A                                                     4,180,996
                                                                                                 45,419,488
                                                                                             --------------
INSURANCE CARRIERS: 4.43%
    251,747   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                           8,030,729
    708,300   CONSECO INCORPORATED+                                                               1,317,438
    350,300   REINSURANCE GROUP OF AMERICA CLASS A                                               13,080,202
     64,500   WELLCARE HEALTH PLANS INCORPORATED+                                                 1,558,965
                                                                                                 23,987,334
                                                                                             --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.97%
    605,400   GEO GROUP INCORPORATED<<+                                                          10,691,364
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.21%
    769,500   BRUKER BIOSCIENCES CORPORATION+                                                     3,147,255
    323,700   CEPHEID INCORPORATED+                                                               3,842,319
    337,700   COOPER COMPANIES INCORPORATED                                                       5,565,296
     26,700   ESCO TECHNOLOGIES INCORPORATED+                                                       921,150
    422,500   FEI COMPANY+                                                                        8,876,725
    106,900   HAEMONETICS CORPORATION+                                                            6,313,514
    121,300   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                              2,703,777
    292,200   VEECO INSTRUMENTS INCORPORATED<<+                                                   2,261,628
                                                                                                 33,631,664
                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.09%
    623,400   PSS WORLD MEDICAL INCORPORATED<<+                                                  11,308,476
                                                                                             --------------
MEDICAL PRODUCTS: 0.48%
    166,600   Volcano Corporation+                                                                2,590,630
                                                                                             --------------
METAL MINING: 0.68%
    155,700   PAN AMERICAN SILVER CORPORATION<<+                                                  1,807,677
     43,600   ROYAL GOLD INCORPORATED<<                                                           1,256,988
    134,878   YAMANA GOLD INCORPORATED                                                              624,483
                                                                                                  3,689,148
                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.25%
    355,800   SHUFFLE MASTER INCORPORATED+                                                        1,373,388
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 59


Portfolio of Investments--October 31, 2008

SMALL CAP OPPORTUNITIES FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.36%
    148,129   APOLLO INVESTMENT CORPORATION<<                                                $    1,952,340
                                                                                             --------------
OIL & GAS EXTRACTION: 2.82%
    116,600   CREW ENERGY INCORPORATED+                                                             655,893
    326,421   GALLEON ENERGY INCORPORATED A+                                                      1,741,381
    271,100   KEY ENERGY SERVICES INCORPORATED+                                                   1,680,820
    118,900   PLAINS EXPLORATION & PRODUCTION COMPANY+                                            3,352,980
    313,800   ST. MARY LAND & EXPLORATION COMPANY                                                 7,810,482
                                                                                                 15,241,556
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 0.85%
    182,500   SONOCO PRODUCTS COMPANY                                                             4,595,350
                                                                                             --------------
PERSONAL SERVICES: 0.46%
    203,200   Regis Corporation                                                                   2,513,584
                                                                                             --------------
PRIMARY METAL INDUSTRIES: 0.47%
     95,200   BRUSH ENGINEERED MATERIALS INCORPORATED+                                            1,168,104
     50,900   SCHNITZER STEEL INDUSTRY                                                            1,370,737
                                                                                                  2,538,841
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.27%
    300,500   AH BELO CORPORATION                                                                   994,655
     25,000   MEREDITH CORPORATION<<                                                                484,250
                                                                                                  1,478,905
                                                                                             --------------
RAILROAD TRANSPORTATION: 0.98%
    171,000   KANSAS CITY SOUTHERN+                                                               5,278,770
                                                                                             --------------
REAL ESTATE: 0.42%
    791,200   CHIMERA INVESTMENT CORPORATION<<                                                    2,278,656
                                                                                             --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.88%
    106,811   HEALTH CARE REIT INCORPORATED<<                                                     4,754,158
                                                                                             --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.10%
    148,900   WEST PHARMACEUTICAL SERVICES INCORPORATED                                           5,944,088
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.49%
    130,300   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                           2,659,423
                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.37%
    171,300   CARBO CERAMICS INCORPORATED                                                         7,412,151
                                                                                             --------------
TEXTILE MILL PRODUCTS: 0.21%
    159,900   INTERFACE INCORPORATED                                                              1,127,295
                                                                                             --------------
TRANSPORTATION BY AIR: 0.12%
     39,600   AIR METHODS CORPORATION+                                                              664,488
                                                                                             --------------
TRANSPORTATION SERVICES: 0.89%
    458,900   AMBASSADORS GROUP INCORPORATED                                                      4,790,916
                                                                                             --------------
WATER TRANSPORTATION: 0.43%
    203,700   SEASPAN CORPORATION<<                                                               2,354,772
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.35%
    190,200   AIRGAS INCORPORATED                                                                 7,296,072
                                                                                             --------------

             60 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP OPPORTUNITIES FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
WHOLESALE TRADE-DURABLE GOODS: 1.89%
    115,900   BORGWARNER INCORPORATED                                                        $    2,604,273
    667,800   LKQ CORPORATION+                                                                    7,639,632
                                                                                                 10,243,905
                                                                                             --------------
TOTAL COMMON STOCKS (COST $633,149,855)                                                         502,012,898
                                                                                             --------------
INVESTMENT COMPANIES: 0.50%
     50,900   ISHARES RUSSELL 2000 INDEX FUND<<                                                   2,722,131
TOTAL INVESTMENT COMPANIES (COST $3,458,079)                                                      2,722,131
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 10.92%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.02%
  2,733,367   BLACKROCKTEMP B #24 MONEY MARKET FUND                                               2,733,367
  2,733,367   DAILY ASSETS FUND INSTITUTIONAL                                                     2,733,367
  2,733,367   DREYFUS CASH MANAGEMENT FUND                                                        2,733,367
  2,733,367   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     2,733,367
                                                                                                 10,933,468
                                                                                             --------------

 PRINCIPAL                                                   INTEREST RATE   MATURITY DATE
-----------                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.90%
$ 1,089,497   ABN AMRO BANK NV                                   0.25%         11/03/2008         1,089,497
  6,737,173   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $6,737,313)          0.25          11/03/2008         6,737,173
    546,673   BANK OF IRELAND                                    0.25          11/03/2008           546,673
  6,737,173   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $6,737,313)          0.25          11/03/2008         6,737,173
    769,963   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $769,976)                       0.20          11/03/2008           769,963
    558,223   CALYON GRAND CAYMAN                                1.00          11/03/2008           558,223
    982,884   CHEYNE FINANCE LLC++ +/- ####(i)(a)                0.00          02/25/2008            16,218
    756,721   CHEYNE FINANCE LLC++ +/- ####(i)(a)                0.00          05/19/2008            12,486
    204,040   CME GROUP INCORPORATED++                           1.65          11/07/2008           203,981
  5,671,737   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $5,671,902)                               0.35          11/03/2008         5,671,737
  1,135,695   DANSKE BANK A/S COPENHAGEN                         1.00          11/03/2008         1,135,695
  6,737,173   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $6,737,313)          0.25          11/03/2008         6,737,173
    816,160   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25          11/03/2008           816,160
    816,160   FORTIS BANK GRAND CAYMAN                           0.60          11/03/2008           816,160
    113,031   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $113,032)            0.15          11/03/2008           113,031
    273,337   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65          11/03/2008           273,327
  3,671,420   GRYPHON FUNDING LIMITED(i)(a)                      0.00          08/23/2009         1,579,445
    731,464   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $731,494)            0.50          11/03/2008           731,464
  3,349,337   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,349,393)          0.20          11/03/2008         3,349,337
    150,143   MONT BLANC CAPITAL CORPORATION++                   0.50          11/03/2008           150,139
    808,461   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $808,613)            2.25          11/03/2008           808,461

             Wells Fargo Advantage Small and Mid Cap Stock Funds 61


Portfolio of Investments--October 31, 2008

SMALL CAP OPPORTUNITIES FUND

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   558,223   NATIXIS                                            1.10%         11/03/2008    $      558,223
     92,396   SCALDIS CAPITAL LIMITED++                          0.75          11/03/2008            92,392
  1,089,497   SOCIETE GENERALE GRAND CAYMAN                      0.25          11/03/2008         1,089,497
  1,120,296   SVENSKA HANDELSBANKEN INCORPORATED                 1.00          11/03/2008         1,120,296
  1,101,047   UBS AG CAYMAN ISLANDS                              0.31          11/03/2008         1,101,047
  1,655,420   VICTORIA FINANCE LLC++ +/- ####(i)(a)              0.32          07/28/2008         1,158,794
    962,453   VICTORIA FINANCE LLC++ +/- ####(i)(a)              0.35          08/07/2008           673,717
  1,193,442   VICTORIA FINANCE LLC++ +/- ####(i)(a)              3.03          04/03/2008           835,409
  1,924,906   VICTORIA FINANCE LLC++ +/- ####(i)(a)              3.04          02/15/2008         1,347,435
  1,517,988   WHITE PINE FINANCE LLC++ +/- ####(i)(a)            2.99          02/22/2008         1,343,268
                                                                                                 48,173,594
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $62,545,749)                                       59,107,062
                                                                                             --------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 7.53%
 40,734,986   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                       40,734,986
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $40,734,986)                                                  40,734,986
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $739,888,669)*                                           111.68%                    $  604,577,077
OTHER ASSETS AND LIABILITIES, NET                                 (11.68)                       (63,207,583)
                                                                  ------                     --------------
TOTAL NET ASSETS                                                  100.00%                    $  541,369,494
                                                                  ------                     --------------

----------

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $40,734,986.

* Cost for federal income tax purposes is $747,886,620 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  27,710,370
Gross unrealized depreciation                 (171,019,913)
                                             -------------
Net unrealized appreciation (depreciation)   $(143,309,543)

The accompanying notes are an integral part of these financial statements.

             62 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 89.45%
APPAREL & ACCESSORY STORES: 1.16%
  2,085,735   COLLECTIVE BRANDS INCORPORATED+#                                               $   26,676,551
                                                                                             --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.56%
  1,510,310   PALM HARBOR HOMES INCORPORATED+**                                                  12,988,666
                                                                                             --------------
BUSINESS SERVICES: 5.16%
 18,816,916   3COM CORPORATION+                                                                  51,370,181
  2,279,800   ABM INDUSTRIES INCORPORATED                                                        37,229,134
    689,460   COGNEX CORPORATION#                                                                11,045,149
    717,410   HEALTHCARE SERVICES GROUP                                                          11,880,310
    287,400   HIGHLANDS ACQUISITION CORPORATION+                                                  2,569,356
    626,500   KFORCE INCORPORATED+                                                                4,930,555
                                                                                                119,024,685
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 2.93%
    267,350   ALPHARMA INCORPORATED CLASS A+                                                      8,370,729
    852,200   CALGON CARBON CORPORATION+#                                                        11,351,304
    315,000   OM GROUP INCORPORATED#                                                              6,722,100
  4,974,469   ORASURE TECHNOLOGIES INCORPORATED+**                                               22,932,302
  2,659,060   PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                           18,374,105
                                                                                                 67,750,540
                                                                                             --------------
COMMUNICATIONS: 1.36%
  2,158,800   CHINA GRENTECH CORPORATION LIMITED ADR+**                                           2,676,912
  8,294,700   CINCINNATI BELL INCORPORATED+                                                      19,824,333
 14,477,696   CITADEL BROADCASTING CORPORATION+                                                   4,053,755
    648,300   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                     1,225,287
    418,100   MASTEC INCORPORATED+#                                                               3,645,832
                                                                                                 31,426,119
                                                                                             --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.73%
  3,031,900   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES#                                  37,565,241
    199,700   MATRIX SERVICE COMPANY+                                                             2,446,325
                                                                                                 40,011,566
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 0.18%
  1,025,900   THE COLONIAL BANCGROUP INCORPORATED#                                                4,195,931
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.25%
  2,017,600   GRAFTECH INTERNATIONAL LIMITED+#                                                   16,362,736
 10,655,900   MRV COMMUNICATIONS INCORPORATED+**                                                  7,884,300
  1,555,190   OSI SYSTEMS INCORPORATED+**                                                        17,884,685
  3,716,300   POWER-ONE INCORPORATED+**                                                           4,125,093
  2,887,000   POWERWAVE TECHNOLOGIES+                                                             2,742,650
    691,002   VISHAY INTERTECHNOLOGY INCORPORATED+                                                2,978,219
                                                                                                 51,977,683
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.31%
    593,700   INFINITY PHARMACEUTICALS INCORPORATED+                                              2,808,201
    995,010   SYMYX TECHNOLOGIES INCORPORATED+#                                                   4,387,994
                                                                                                  7,196,195
                                                                                             --------------
FINANCIAL SERVICES: 0.18%
    131,600   KBW REGIONAL BANKING ETF                                                            4,275,684
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 63


                                      Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
FOOD & KINDRED PRODUCTS: 1.65%
  6,034,400   DEL MONTE FOODS COMPANY                                                        $   38,077,064
                                                                                             --------------
HEALTH SERVICES: 4.92%
    394,500   AMEDISYS INCORPORATED+#                                                            22,253,745
    494,900   COMMUNITY HEALTH SYSTEMS INCORPORATED+#                                            10,145,450
  2,448,055   CROSS COUNTRY HEALTHCARE INCORPORATED+#**                                          27,711,983
  1,234,241   GENTIVA HEALTH SERVICES INCORPORATED+                                              33,509,643
    729,100   HEALTHWAYS INCORPORATED+                                                            7,363,910
  1,184,000   MDS INCORPORATED+                                                                  12,597,760
                                                                                                113,582,491
                                                                                             --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.41%
  4,797,700   ANNALY CAPITAL MANAGEMENT INCORPORATED#                                            66,688,030
  3,685,600   ANWORTH MORTGAGE ASSET CORPORATION                                                 21,597,616
  4,360,700   CAPSTEAD MORTGAGE CORPORATION#**                                                   43,825,035
  1,994,150   HILLTOP HOLDINGS INCORPORATED+                                                     18,745,010
  5,799,600   MFA MORTGAGE INVESTMENTS INCORPORATED                                              31,897,800
    760,300   SUN COMMUNITIES INCORPORATED                                                       11,434,912
                                                                                                194,188,403
                                                                                             --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
  1,035,800   EMPIRE RESORTS INCORPORATED+                                                        2,537,710
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.76%
  3,091,205   CRAY INCORPORATED+**                                                                9,706,384
  3,349,155   INTERMEC INCORPORATED+#**                                                          43,438,540
     94,900   SMITH INTERNATIONAL INCORPORATED#                                                   3,272,152
    307,400   TEREX CORPORATION                                                                   5,130,506
  1,425,625   VOYAGER LEARNING COMPANY+                                                           2,138,438
                                                                                                 63,686,020
                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.39%
    651,200   ONEBEACON INSURANCE GROUP LIMITED                                                   8,986,560
                                                                                             --------------
INSURANCE CARRIERS: 4.18%
  1,554,912   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED**                                        49,601,693
    634,820   FIRST ACCEPTANCE CORPORATION                                                        1,936,201
    672,500   MERCURY GENERAL CORPORATION                                                        34,546,325
    597,800   NYMAGIC INCORPORATED**                                                             10,431,610
                                                                                                 96,515,829
                                                                                             --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.94%
  2,537,400   GEO GROUP INCORPORATED+#                                                           44,810,484
                                                                                             --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 1.13%
  8,031,800   CHAMPION ENTERPRISES INCORPORATED+**                                               15,019,466
    514,195   SKYLINE CORPORATION**                                                              11,116,896
                                                                                                 26,136,362
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.24%
    160,400   APPLIED BIOSYSTEMS                                                                  4,945,132
    945,677   COHERENT INCORPORATED+                                                             23,925,628
    504,400   HOLOGIC INCORPORATED+                                                               6,173,856
    766,100   ION GEOPHYSICAL CORPORATION+                                                        5,025,616
  3,062,902   LTX-CREDENCE CORPORATION+                                                           1,898,999
    759,100   SYMMETRY MEDICAL INCORPORATED+                                                      9,807,572
                                                                                                 51,776,803
                                                                                             --------------

             64 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
METAL MINING: 9.44%
  4,022,000   APEX SILVER MINES LIMITED+**                                                   $    5,349,260
  2,406,500   ELDORADO GOLD CORPORATION+#                                                        10,227,625
  3,322,700   GOLDCORP INCORPORATED#                                                             62,001,582
  4,270,800   RANDGOLD RESOURCES LIMITED ADR#**                                                 132,437,508
  1,705,300   YAMANA GOLD INCORPORATED                                                            7,895,539
                                                                                                217,911,514
                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.21%
  1,695,700   ACCO BRANDS CORPORATION+                                                            4,781,874
                                                                                             --------------
MOTION PICTURES: 0.59%
    506,000   DISCOVERY COMMUNICATIONS INCORPORATED+                                              6,901,840
    504,900   DISCOVERY HOLDING COMPANY+                                                          6,725,268
                                                                                                 13,627,108
                                                                                             --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.68%
    924,100   COVENANT TRANSPORT INCORPORATED CLASS A+**                                          1,931,369
  3,001,502   YRC WORLDWIDE INCORPORATED+                                                        13,746,879
                                                                                                 15,678,248
                                                                                             --------------
OIL & GAS EXTRACTION: 20.62%
  1,083,900   BOOTS & Coots International Control Incorporated+                                   1,864,308
    914,800   FOREST OIL CORPORATION                                                             26,721,308
  7,535,731   GLOBAL INDUSTRIES LIMITED+**                                                       19,216,114
  1,140,000   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                         12,038,400
  1,234,900   HELMERICH & Payne Incorporated#                                                    42,369,419
    735,900   HERCULES OFFSHORE INCORPORATED+                                                     5,364,711
  3,061,100   KEY ENERGY SERVICES INCORPORATED+                                                  18,978,820
    651,900   MARINER ENERGY INCORPORATED+                                                        9,380,841
  3,651,100   MCMORAN EXPLORATION COMPANY+#**                                                    51,809,109
    600,100   NEWFIELD EXPLORATION COMPANY+#                                                     13,790,298
  8,329,800   NEWPARK RESOURCES INCORPORATED+**                                                  47,896,350
    287,300   NOBLE ENERGY INCORPORATED#                                                         14,887,886
    716,200   OCEANEERING INTERNATIONAL INCORPORATED+#                                           20,175,354
  1,713,700   PARKER DRILLING COMPANY                                                             8,774,144
    331,000   PETROHAWK ENERGY CORPORATION+#                                                      6,272,450
    282,900   PETROHAWK ENERGY CORPORATION+                                                       5,360,955
    501,700   PETROQUEST ENERGY INCORPORATED+                                                     4,991,915
    267,000   PIONEER NATURAL RESOURCES COMPANY                                                   7,430,610
    604,000   PRIDE INTERNATIONAL INCORPORATED+                                                  11,349,160
  2,182,750   RANGE RESOURCES CORPORATION#                                                       92,155,705
    218,600   TRANSOCEAN INCORPORATED+#                                                          17,997,338
  2,185,900   TRILOGY ENERGY TRUST                                                               10,972,119
  1,689,700   WILLBROS GROUP INCORPORATED+                                                       26,173,453
                                                                                                475,970,767
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 0.69%
  1,725,400   WAUSAU PAPER CORPORATION                                                           15,977,204
                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.37%
    448,900   ASHLAND INCORPORATED                                                               10,140,651
  3,084,400   INTEROIL CORPORATION+#**                                                           44,538,736
                                                                                                 54,679,387
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 65


Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
PRIMARY METAL INDUSTRIES: 2.42%
    902,400   CARPENTER TECHNOLOGY CORPORATION#                                              $   16,333,440
     87,500   ENCORE WIRE CORPORATION#                                                            1,677,375
  1,977,300   STEEL DYNAMICS INCORPORATED                                                        23,569,416
    185,300   UNITED STATES STEEL CORPORATION#                                                    6,833,864
    102,165   WEBCO INDUSTRIES INCORPORATED+**                                                    7,355,844
                                                                                                 55,769,939
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.10%
  2,742,600   R.H. DONNELLEY CORPORATION+**                                                       2,331,210
                                                                                             --------------
REAL ESTATE: 1.67%
  2,900,150   CHIMERA INVESTMENT CORPORATION                                                      8,352,432
  1,381,915   HATTERAS FINANCIAL CORPORATION#                                                    30,125,747
                                                                                                 38,478,179
                                                                                             --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.71%
    964,400   CONSTAR INTERNATIONAL INCORPORATED+**                                                 395,404
  7,769,470   INTERTAPE POLYMER GROUP INCORPORATED+**                                            15,927,414
                                                                                                 16,322,818
                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
  2,352,411   US CONCRETE INCORPORATED+**                                                         7,410,095
                                                                                             --------------
TRANSPORTATION BY AIR: 5.97%
    308,900   AIR CANADA CLASS A+                                                                 1,291,675
  1,030,600   ALASKA AIR GROUP INCORPORATED#                                                     25,455,820
  3,025,700   DELTA AIR LINES INCORPORATED+#                                                     33,222,186
    865,300   LAN AIRLINES SA ADR#                                                                8,730,877
    122,104   PHI INCORPORATED                                                                    2,845,023
    833,939   PHI INCORPORATED (NON-VOTING)**                                                    17,496,040
  3,344,200   UAL CORPORATION+#                                                                  48,691,552
                                                                                                137,733,173
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 0.11%
  5,905,500   Fleetwood Enterprises Incorporated+**                                               2,657,472
                                                                                             --------------
TOTAL COMMON STOCKS (COST $2,636,673,672)                                                     2,065,150,334
                                                                                             --------------

                                                             INTEREST RATE
                                                             -------------
PREFERRED STOCKS: 0.43%
    400,000   INTEROIL CORPORATION (CONVERTIBLE)+                8.00%                           10,000,000
TOTAL PREFERRED STOCKS (COST $10,000,000)                                                        10,000,000
                                                                                             --------------
SHORT-TERM INVESTMENTS: 9.78%
225,977,009   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                      225,977,009
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $225,977,009)                                                225,977,009
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,872,650,681)*                             99.68%                                    $2,301,127,343
OTHER ASSETS AND LIABILITIES, NET                   0.32                                          7,462,539
                                                  ------                                     --------------
TOTAL NET ASSETS                                  100.00%                                    $2,308,589,882
                                                  ------                                     --------------

             66 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

 CONTRACTS    SECURITY NAME                                 STRIKE PRICE   EXPIRATION DATE        VALUE
-----------   -------------------------------------------   ------------   ---------------   --------------
WRITTEN OPTIONS: (0.40%)
      (800)   ALASKA AIR GROUP INCORPORATED CALL+              $30.00         01/17/2009     $     (180,000)
      (700)   ALASKA AIR GROUP INCORPORATED CALL+               25.00         11/22/2008           (175,000)
      (300)   AMEDISYS INCORPORATED CALL+                       50.00         12/20/2008           (285,000)
    (1,150)   AMEDISYS INCORPORATED CALL+                       55.00         12/20/2008           (839,500)
      (200)   AMEDISYS INCORPORATED CALL+                       60.00         12/20/2008            (96,000)
      (200)   ANNALY CAPITAL MANAGEMENT INCORPORATED
                 CALL+                                          16.50         01/17/2009            (11,000)
      (500)   ANNALY CAPITAL MANAGEMENT INCORPORATED
                 CALL+                                          15.00         11/22/2008            (20,000)
      (650)   ANNALY CAPITAL MANAGEMENT INCORPORATED
                 CALL+                                          17.50         01/17/2009            (19,500)
      (500)   ANNALY MORTGAGE MANAGEMENT INCORPORATED
                 CALL+                                          20.00         01/17/2009             (5,000)
      (200)   CALGON CARBON CORPORATION CALL+                   12.50         01/17/2009            (38,000)
      (150)   CALGON CARBON CORPORATION CALL+                   12.50         11/22/2008            (26,250)
      (600)   CAPSTEAD MORTGAGE CORPORATION CALL+(a)            15.00         11/22/2008             (4,200)
    (1,800)   CAPSTEAD MORTGAGE CORPORATION CALL+               12.50         11/22/2008             (9,000)
      (100)   CARPENTER TECHNOLOGY CORPORATION CALL+            17.50         11/22/2008            (19,000)
       (50)   CARPENTER TECHNOLOGY CORPORATION CALL+            25.00         12/20/2008             (2,500)
      (200)   CARPENTER TECHNOLOGY CORPORATION PUT+             20.00         12/20/2008            (73,000)
      (100)   CHICAGO BRIDGE & Iron Company Call+               12.50         11/22/2008            (12,500)
    (1,500)   COGNEX CORPORATION CALL+(a)                       25.00         11/22/2008               (500)
      (200)   COGNEX CORPORATION CALL+                          15.00         12/20/2008            (38,000)
      (500)   COLLECTIVE BRANDS INCORPORATED CALL+(a)           20.00         12/20/2008             (5,000)
      (490)   COLLECTIVE BRANDS INCORPORATED CALL+              17.50         12/20/2008            (17,150)
      (300)   COLLECTIVE BRANDS INCORPORATED PUT+               12.50         12/20/2008            (51,000)
      (700)   COLONIAL BANCGROUP INCORPORATED CALL+              7.50         12/20/2008            (10,500)
      (500)   COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+       30.00         01/17/2009            (12,500)
    (1,000)   COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+       22.50         01/17/2009           (150,000)
    (1,000)   COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+       20.00         12/20/2008           (205,000)
      (500)   COMMUNITY HEALTH SYSTEMS INCORPORATED
                 CALL+(a)                                       30.00         12/20/2008             (2,500)
      (200)   CROSS COUNTRY HEALTHCARE INCORPORATED
                 CALL+(a)                                       17.50         12/20/2008               (800)
      (400)   DELTA AIR LINES INCORPORATED CALL+                10.00         01/17/2009           (124,000)
    (1,500)   DELTA AIR LINES INCORPORATED CALL+                12.50         01/17/2009           (292,500)
      (200)   DELTA AIR LINES INCORPORATED CALL+                12.50         11/22/2008            (17,200)
    (1,700)   DELTA AIR LINES INCORPORATED CALL+                10.00         12/20/2008           (433,500)
      (200)   DELTA AIR LINES INCORPORATED CALL+                15.00         12/20/2008            (17,000)
      (200)   DELTA AIR LINES INCORPORATED CALL+                12.50         12/20/2008            (29,500)
    (7,700)   ELDORADO GOLD CORPORATION CALL+                   10.00         01/17/2009            (38,500)
    (1,250)   ELDORADO GOLD CORPORATION CALL+                    7.50         01/17/2009            (25,000)
      (874)   ENCORE WIRE CORPORATION CALL+                     15.00         11/22/2008           (375,820)
      (200)   GEO GROUP INCORPORATED CALL+(a)                   25.00         12/20/2008               (200)
      (100)   GOLDCORP INCORPORATED CALL+                       35.00         01/17/2009             (3,000)
      (300)   GOLDCORP INCORPORATED CALL+                       40.00         01/17/2009             (6,000)
      (300)   GOLDCORP INCORPORATED CALL+                       45.00         01/17/2009             (1,500)
      (300)   GOLDCORP INCORPORATED CALL+                       37.50         01/17/2009             (7,200)
      (350)   GOLDCORP INCORPORATED CALL+                       20.00         11/22/2008            (49,000)
      (600)   GOLDCORP INCORPORATED CALL+                       30.00         11/22/2008             (6,000)
      (200)   GOLDCORP INCORPORATED CALL+                       55.00         11/22/2008             (1,000)
      (300)   GOLDCORP INCORPORATED CALL+                       40.00         11/22/2008             (1,500)
      (200)   GOLDCORP INCORPORATED CALL+                       17.50         11/22/2008            (53,000)
      (100)   GOLDCORP INCORPORATED CALL+                       22.50         11/22/2008             (6,100)
      (200)   GOLDCORP INCORPORATED CALL+                       27.50         11/22/2008             (3,000)
      (400)   GOLDCORP INCORPORATED CALL+                       32.50         11/22/2008             (2,000)
      (150)   GOLDCORP INCORPORATED CALL+                       17.50         12/20/2008            (52,500)
      (300)   GRAFTECH INTERNATIONAL LIMITED CALL+(a)           30.00         12/20/2008             (1,500)
      (300)   GRAFTECH INTERNATIONAL LIMITED CALL+(a)           22.50         12/20/2008             (4,500)
      (150)   HATTERAS FINANCIAL CORPORATION CALL+              20.00         11/22/2008            (28,500)
      (650)   HELMERICH & PAYNE INCORPORATED CALL+(a)           60.00         12/20/2008            (81,250)
      (600)   HELMERICH & PAYNE INCORPORATED CALL+(a)           65.00         12/20/2008            (54,600)

             Wells Fargo Advantage Small and Mid Cap Stock Funds 67


Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

 CONTRACTS    SECURITY NAME                                 STRIKE PRICE   EXPIRATION DATE        VALUE
-----------   -------------------------------------------   ------------   ---------------   --------------
WRITTEN OPTIONS (continued)
      (250)   HELMERICH & PAYNE INCORPORATED CALL+             $ 45.00        12/20/2008     $      (22,500)
       (50)   HELMERICH & PAYNE INCORPORATED CALL+               50.00        12/20/2008             (1,500)
      (200)   INTERMEC INCORPORATED CALL+(a)                     17.50        12/20/2008             (2,000)
      (500)   INTERMEC INCORPORATED CALL+(a)                     20.00        12/20/2008             (4,000)
      (200)   INTEROIL CORPORATION CALL+                         35.00        12/20/2008             (3,000)
    (1,000)   INTEROIL CORPORATION CALL+(a)                      40.00        12/20/2008            (24,000)
      (500)   INTEROIL CORPORATION CALL+(a)                      45.00        12/20/2008             (7,500)
      (100)   INTEROIL CORPORATION CALL+                         40.00        01/17/2009               (500)
      (200)   INTEROIL CORPORATION CALL+                         20.00        12/20/2008            (14,000)
      (800)   INTEROIL CORPORATION PUT+                          15.00        12/20/2008           (248,000)
      (300)   INTEROIL CORPORATION PUT+                          17.50        12/20/2008           (141,000)
      (400)   INTEROIL CORPORATION PUT+                          22.50        12/20/2008           (359,600)
      (400)   LAN AIRLINES S.A. CALL+                            12.50        12/20/2008            (20,000)
    (1,000)   MASTEC INCORPORATED CALL+                          10.00        01/17/2009            (90,000)
      (895)   MASTEC INCORPORATED CALL+                          12.50        01/17/2009            (26,850)
      (200)   MASTEC INCORPORATED CALL+(a)                       12.50        11/22/2008             (3,800)
    (1,100)   MCMORAN EXPLORATION COMPANY CALL+                  30.00        11/22/2008            (11,000)
      (200)   MCMORAN EXPLORATION COMPANY CALL+                  15.00        11/22/2008            (15,000)
      (200)   MCMORAN EXPLORATION COMPANY CALL+                  25.00        11/22/2008             (2,000)
      (300)   MCMORAN EXPLORATION COMPANY CALL+(a)               35.00        11/22/2008             (3,300)
      (400)   MCMORAN EXPLORATION COMPANY PUT+                   15.00        12/20/2008           (104,000)
      (400)   MCMORAN EXPLORATION COMPANY PUT+                   12.50        12/20/2008            (56,000)
       (50)   NEWFIELD EXPLORATION COMPANY CALL+                 30.00        12/20/2008             (3,250)
       (50)   NEWFIELD EXPLORATION COMPANY CALL+                 35.00        12/20/2008             (1,250)
       (50)   NOBLE ENERGY INCORPORATED CALL+                    85.00        11/22/2008               (300)
       (50)   OCEANEERING INCORPORATED CALL+(a)                  55.00        11/22/2008               (600)
      (100)   OM GROUP INCORPORATED CALL+                        35.00        12/20/2008             (3,000)
      (400)   OM GROUP INCORPORATED CALL+                        40.00        12/20/2008             (4,000)
      (400)   OM GROUP INCORPORATED CALL+(a)                     45.00        12/20/2008            (11,600)
      (150)   OM GROUP INCORPORATED CALL+                        25.00        12/20/2008            (29,250)
       (50)   OM GROUP INCORPORATED CALL+                        30.00        12/20/2008             (3,750)
      (100)   OM GROUP INCORPORATED CALL+                        22.50        12/20/2008            (24,500)
      (600)   PETROHAWK ENERGY CORPORATION CALL+(a)              65.00        12/20/2008            (24,000)
      (100)   RANDGOLD RESOURCES LIMITED ADR CALL+               40.00        11/22/2008             (6,000)
      (200)   RANDGOLD RESOURCES LIMITED ADR CALL+(a)            60.00        01/17/2009             (3,000)
      (100)   RANDGOLD RESOURCES LIMITED ADR CALL+               40.00        12/20/2008            (15,500)
      (100)   RANDGOLD RESOURCES LIMITED ADR CALL+               45.00        12/20/2008             (7,500)
      (900)   RANDGOLD RESOURCES LIMITED ADR CALL+               50.00        12/20/2008            (26,100)
    (1,200)   RANDGOLD RESOURCES LIMITED ADR CALL+               55.00        12/20/2008             (6,000)
      (800)   RANDGOLD RESOURCES LIMITED ADR CALL+(a)            60.00        12/20/2008            (68,000)
      (300)   RANGE RESOURCES CORPORATION CALL+                  45.00        12/20/2008           (156,000)
      (250)   RANGE RESOURCES CORPORATION CALL+                  50.00        12/20/2008            (75,000)
      (100)   RANGE RESOURCES CORPORATION CALL+                  42.50        12/20/2008            (62,000)
       (50)   SMITH INTERNATIONAL INCORPORATED CALL+(a)          62.50        11/22/2008             (1,850)
      (400)   SYMYX TECHNOLOGIES INCORPORATED CALL+(a)           12.50        01/17/2009             (3,200)
       (50)   TRANSOCEAN INCORPORATED CALL+                     115.00        11/22/2008               (750)
      (150)   TRANSOCEAN INCORPORATED CALL+                      75.00        11/22/2008           (171,000)
      (250)   TRANSOCEAN INCORPORATED CALL+                      80.00        11/22/2008           (200,000)
      (150)   TRANSOCEAN INCORPORATED CALL+                      70.00        11/22/2008           (216,150)
       (50)   TRANSOCEAN INCORPORATED CALL+                      85.00        11/22/2008            (24,050)
       (50)   TRANSOCEAN INCORPORATED CALL+                      60.00        11/22/2008           (124,000)
      (100)   TRANSOCEAN INCORPORATED CALL+                      65.00        11/22/2008           (185,000)
       (50)   TRANSOCEAN INCORPORATED PUT+                      100.00        11/22/2008           (100,000)
      (300)   UAL CORPORATION CALL+                              20.00        01/17/2009            (87,000)
      (100)   UAL CORPORATION CALL+                              25.00        01/17/2009            (14,500)
      (900)   UAL CORPORATION CALL+                              22.50        01/17/2009           (193,500)

             68 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP VALUE FUND

 CONTRACTS    SECURITY NAME                                 STRIKE PRICE   EXPIRATION DATE        VALUE
-----------   -------------------------------------------   ------------   ---------------   --------------
WRITTEN OPTIONS (continued)
      (700)   UAL CORPORATION CALL+                            $25.00         03/21/2009     $     (175,000)
      (500)   UAL CORPORATION CALL+                             10.00         11/22/2008           (245,000)
      (200)   UAL CORPORATION CALL+                             12.50         11/22/2008            (68,000)
    (3,000)   UAL CORPORATION CALL+                             15.00         12/20/2008         (1,017,000)
      (700)   UAL CORPORATION CALL+                             20.00         12/20/2008           (112,000)
      (200)   UAL CORPORATION CALL+                             12.50         12/20/2008            (86,000)
      (500)   UAL CORPORATION CALL+                             17.50         12/20/2008           (115,000)
      (100)   UAL CORPORATION CALL+                             22.50         12/20/2008            (11,600)
       (50)   UNITED STATES STEEL CORPORATION CALL+             40.00         11/22/2008            (12,000)
      (300)   UNITED STATES STEEL INCORPORATED CALL+            35.00         11/22/2008           (135,000)
      (100)   UNITED STATES STEEL INCORPORATED CALL+            30.00         11/22/2008            (77,800)
    (2,000)   YRC WORLDWIDE INCORPORATED CALL+                   5.00         01/17/2009           (170,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(12,910,875))                                          (9,259,320)
                                                                                             --------------

----------
+    Non-income earning securities.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $225,977,009

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

* Cost for federal income tax purposes is $2,890,295,800 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 344,932,989
Gross unrealized depreciation                 (934,101,446)
                                             -------------
Net unrealized appreciation (depreciation)   $(589,168,457)

   The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             70 Wells Fargo Advantage Small and Mid Cap Stock Funds


                          Statements of Assets and Liabilities--October 31, 2008

                                                                               C&B  Mid         Common
                                                                              Cap Value         Stock
                                                                                 Fund            Fund
                                                                            -------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .....   $ 255,109,711   $ 651,945,270
      Collateral received for securities loaned (Note 2) ................      65,118,868      69,739,677
      Investments in affiliates .........................................      10,108,994      26,525,105
                                                                            -------------   -------------
   Total investments at market value (see cost below) ...................     330,337,573     748,210,052
                                                                            -------------   -------------
   Cash .................................................................               0               0
   Restricted cash ......................................................               0               0
   Receivable for Fund shares issued ....................................         358,914       1,012,248
   Receivable for investments sold ......................................               0       4,736,807
   Receivables for dividends and interest ...............................          35,234         401,806
                                                                            -------------   -------------
Total assets ............................................................     330,731,721     754,360,913
                                                                            -------------   -------------
LIABILITIES
   Option written, at value .............................................               0               0
   Payable to custodian for overdrafts ..................................               0               0
   Payable for Fund shares redeemed .....................................         641,038         529,627
   Payable for investments purchased ....................................               0       2,058,177
   Payable upon receipt of securities loaned (Note 2) ...................      68,323,765      73,627,069
   Payable to investment advisor and affiliates (Note 3) ................         205,644         645,783
   Accrued expenses and other liabilities ...............................         105,648         312,895
                                                                            -------------   -------------
Total liabilities .......................................................      69,276,095      77,173,551
                                                                            -------------   -------------
TOTAL NET ASSETS ........................................................   $ 261,455,626   $ 677,187,362
                                                                            =============   =============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $ 481,325,686   $ 803,902,540
   Undistributed net investment income (loss) ...........................       2,896,924               0
   Undistributed net realized gain (loss) on investments ................    (112,891,592)    (19,537,019)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies .............................................    (108,113,311)   (105,111,300)
   Net unrealized appreciation (depreciation) of securities lending .....      (1,762,081)     (2,066,859)
   Net unrealized appreciation (depreciation) of options, swap
      agreements, and short sales .......................................               0               0
                                                                            -------------   -------------
TOTAL NET ASSETS ........................................................   $ 261,455,626   $ 677,187,362
                                                                            =============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .................................................   $  18,246,097   $  88,048,616
   Shares outstanding - Class A .........................................       1,616,692       7,179,968
   Net asset value per share - Class A ..................................   $       11.29   $       12.26
   Maximum offering price per share - Class A(2) ........................   $       11.97   $       13.01
   Net assets - Class B .................................................   $   5,122,712   $  14,448,695
   Shares outstanding - Class B .........................................         469,886       1,286,415
   Net asset value and offering price per share - Class B ...............   $       10.90   $       11.23
   Net assets - Class C .................................................   $   6,146,920   $   9,691,854
   Shares outstanding - Class C .........................................         563,546         863,296
   Net asset value and offering price per share - Class C ...............   $       10.91   $       11.23
   Net assets - Administrator Class .....................................   $  13,382,611              NA
   Shares outstanding - Administrator Class .............................       1,175,239              NA
   Net asset value and offering price per share - Administrator Class ...   $       11.39              NA
   Net assets - Institutional Class .....................................   $  33,016,552              NA
   Shares outstanding - Institutional Class .............................       2,887,778              NA
   Net asset value and offering price per share - Institutional Class ...   $       11.43              NA
   Net assets - Investor Class ..........................................   $ 185,540,734   $ 564,998,197
   Shares outstanding - Investor Class ..................................      16,360,904      45,098,414
   Net asset value and offering price per share - Investor Class ........   $       11.34   $       12.53
                                                                            -------------   -------------
Investments at cost .....................................................   $ 440,212,965   $ 855,388,211
                                                                            -------------   -------------
Securities on loan, at market value (Note 2) ............................   $  69,364,621   $  73,017,145
                                                                            -------------   -------------
Premiums received on written options (Note 2) ...........................   $           0   $           0
                                                                            -------------   -------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 71


Statements of Assets and Liabilities--October 31, 2008

   Mid Cap       Small Cap       Small Cap       Small Cap
   Growth         Growth       Opportunities       Value
    Fund           Fund            Fund            Fund
------------   -------------   -------------   --------------


$105,437,027   $ 478,293,790   $ 504,735,029   $1,392,957,539
  13,939,177      98,962,001      59,107,062                0
      28,768      19,569,379      40,734,986      908,169,804
------------   -------------   -------------   --------------
 119,404,972     596,825,170     604,577,077    2,301,127,343
------------   -------------   -------------   --------------
      50,000          50,000          50,000                0
           0               0               0        5,253,757
      91,159       1,399,279         716,883       10,374,134
   3,900,966       9,772,439       5,984,400       13,086,558
      26,564         184,308         396,800        2,405,530
------------   -------------   -------------   --------------
 123,473,661     608,231,196     611,725,160    2,332,247,322
------------   -------------   -------------   --------------

           0               0               0        9,259,320
           0               0               0            3,762
      88,176       1,009,574         441,021        3,306,059
   2,530,721      13,704,463       3,767,255        8,246,772
  14,900,219     103,260,356      65,515,106                0
      85,434         415,066         495,704        2,305,409
      23,349         130,685         136,580          536,118
------------   -------------   -------------   --------------
  17,627,899     118,520,144      70,355,666       23,657,440
------------   -------------   -------------   --------------
$105,845,762   $ 489,711,052   $ 541,369,494   $2,308,589,882
============   =============   =============   ==============

$160,820,599   $ 747,700,576   $ 663,273,363   $2,978,500,780
           0               0          34,642                0
  (4,638,313)    (36,271,768)     13,373,081     (102,042,128)
 (49,827,423)   (219,327,241)   (131,872,905)    (571,520,326)
    (509,101)     (2,390,515)     (3,438,687)               0
           0               0               0        3,651,556
------------   -------------   -------------   --------------
$105,845,762   $ 489,711,052   $ 541,369,494   $2,308,589,882
============   =============   =============   ==============

$ 61,047,643   $ 115,578,831              NA   $  382,411,534
  17,174,396      15,249,187              NA       20,983,492
$       3.55   $        7.58              NA   $        18.22
$       3.77   $        8.04              NA   $        19.33
$  2,295,354   $   4,648,247              NA   $   53,515,407
     705,242         647,183              NA        3,195,200
$       3.25   $        7.18              NA   $        16.75
$  1,700,793   $   4,518,576              NA   $   69,952,158
     523,634         628,047              NA        4,163,571
$       3.25   $        7.19              NA   $        16.80
$ 18,643,894   $ 148,493,022   $ 541,369,494               NA
   5,233,509      19,334,953      23,065,454               NA
$       3.56   $        7.68   $       23.47               NA
$      6,790   $ 197,150,288              NA   $  340,877,788
       1,905      25,334,072              NA       18,427,224
$       3.56   $        7.78              NA   $        18.50
$ 22,151,288   $  19,322,088              NA   $1,461,832,995
   6,281,733       2,569,451              NA       79,028,702
$       3.53   $        7.52              NA   $        18.50
------------   -------------   -------------   --------------
$169,741,496   $ 818,542,926   $ 739,888,669   $2,872,650,681
------------   -------------   -------------   --------------
$ 14,732,900   $ 106,268,276   $  63,060,746   $            0
------------   -------------   -------------   --------------
$          0   $           0   $           0   $   12,910,875
------------   -------------   -------------   --------------

             72 Wells Fargo Advantage Small and Mid Cap Stock Funds


                   Statements of Operations--For the Year Ended October 31, 2008

                                                                               C&B  Mid         Common
                                                                              Cap Value         Stock
                                                                                 Fund            Fund
                                                                            -------------   -------------
INVESTMENT INCOME
   Dividends(1) .........................................................   $  12,007,817   $   8,630,661
   Interest .............................................................          10,861         217,159
   Income from affiliated securities ....................................         417,459       3,303,395
   Securities lending income ............................................         450,810         628,051
                                                                            -------------   -------------
Total investment income .................................................      12,886,947      12,779,266
                                                                            -------------   -------------
EXPENSES
   Advisory fees ........................................................       3,774,834       7,178,963
   Administration fees
      Fund Level ........................................................         253,744         495,932
      Class A ...........................................................          91,524         245,910
      Class B ...........................................................          25,184          66,444
      Class C ...........................................................          28,994          41,738
      Administrator Class ...............................................          53,813              NA
      Institutional Class ...............................................          49,097              NA
      Investor Class ....................................................       1,060,099       3,619,772
   Custody fees .........................................................         101,498         198,373
   Shareholder servicing fees (Note 3) ..................................       1,111,292       2,430,969
   Accounting fees ......................................................          70,598          64,976
   Distribution fees (Note 3)
      Class B ...........................................................          67,457         177,975
      Class C ...........................................................          77,661         111,799
   Professional fees ....................................................          31,402           6,347
   Registration fees ....................................................          93,550          57,068
   Shareholder reports ..................................................         159,244         165,332
   Trustees' fees .......................................................           8,646           8,646
   Other fees and expenses ..............................................          41,030           2,676
                                                                            -------------   -------------
Total expenses ..........................................................       7,099,667      14,872,920
                                                                            -------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) .........................        (819,812)     (1,789,426)
   Net expenses .........................................................       6,279,855      13,083,494
                                                                            -------------   -------------
Net investment income (loss) ............................................       6,607,092        (304,228)
                                                                            -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......    (111,886,641)    (10,855,993)
   Securities lending ...................................................      (1,442,816)     (1,820,533)
   Options, swap agreements and short sale transactions .................               0      (1,773,890)
                                                                            -------------   -------------
Net realized gain and loss from investments .............................    (113,329,457)    (14,450,416)
                                                                            -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......    (100,720,130)   (351,813,890)
   Securities lending ...................................................      (1,493,945)     (1,899,085)
   Options, swap agreements and short sale transactions .................               0      (4,897,364)
                                                                            -------------   -------------
Net change in unrealized appreciation (depreciation) of investments .....    (102,214,075)   (358,610,339)
                                                                            -------------   -------------
Net realized and unrealized gain (loss) on investments ..................    (215,543,532)   (373,060,755)
                                                                            -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $(208,936,440)  $(373,364,983)
                                                                            =============   =============
(1) Net of foreign withholding taxes of .................................   $           0   $           0

(2) Administrator Class and Institutional Class in Mid Cap Growth Fund originated on March 31, 2008. Expenses presented for these Classes are for the seven month period from March 31, 2008 to October 31, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 73


Statements of Operations--For the Year Ended October 31, 2008

   Mid Cap       Small Cap       Small Cap        Small Cap
   Growth         Growth       Opportunities        Value
   Fund(2)         Fund            Fund             Fund
------------   -------------   -------------   ---------------

$    674,114   $     906,128   $   6,081,540   $    30,627,128
       2,967          16,339          50,197           290,320
     116,100         496,327       2,467,329        16,254,363
     142,783         836,424       1,177,313                 0
------------   -------------   -------------   ---------------
     935,964       2,255,218       9,776,379        47,171,811
------------   -------------   -------------   ---------------

   1,117,315       3,908,834       6,522,491        28,109,767

      74,488         226,088         381,155         1,748,588
     280,698         477,036              NA         1,656,838
      12,678          25,307              NA           260,478
       7,098          22,145              NA           326,303
       6,573         105,539         762,310                NA
           4         102,714              NA           319,744
     146,742         129,445              NA         9,590,543
      29,795          90,435         152,462           699,435
     369,830         799,062       1,904,013         7,655,180
      36,593          54,237          63,400           182,000

      33,959          67,786              NA           697,709
      19,014          59,319              NA           874,026
      29,928          29,800           4,717            57,398
      48,823          67,215           3,471           120,567
      26,365         152,040           4,747           424,336
       8,646           8,646           8,646             8,646
       8,451          15,386           5,188            76,453
------------   -------------   -------------   ---------------
   2,257,000       6,341,034       9,812,600        52,808,011
------------   -------------   -------------   ---------------

     (93,198)       (699,455)       (664,876)       (4,776,800)
   2,163,802       5,641,579       9,147,724        48,031,211
------------   -------------   -------------   ---------------
  (1,227,838)     (3,386,361)        628,655          (859,400)
------------   -------------   -------------   ---------------


  (3,774,955)    (23,210,415)     16,439,789       (35,133,966)
    (451,941)     (1,907,840)     (2,969,357)                0
           0               0               0        10,657,969
------------   -------------   -------------   ---------------
  (4,226,896)    (25,118,255)     13,470,432       (24,475,997)
------------   -------------   -------------   ---------------

 (74,844,765)   (265,682,681)   (279,494,009)   (1,661,877,861)
    (453,079)     (2,211,389)     (3,130,327)                0
           0               0               0        26,868,947
------------   -------------   -------------   ---------------
 (75,297,844)   (267,894,070)   (282,624,336)   (1,635,008,914)
------------   -------------   -------------   ---------------
 (79,524,740)   (293,012,325)   (269,153,904)   (1,659,484,911)
------------   -------------   -------------   ---------------
$(80,752,578)  $(296,398,686)  $(268,525,249)  $(1,660,344,311)
============   =============   =============   ===============
$          0   $           0   $      13,303   $       601,950

             74 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                   C&B MID CAP VALUE FUND
                                                                            -----------------------------------
                                                                                For the             For the
                                                                               Year Ended         Year Ended
                                                                            October 31, 2008   October 31, 2007
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................     $ 897,718,698     $ 818,180,774
OPERATIONS
   Net investment income (loss) .........................................         6,607,092         2,495,371
   Net realized gain (loss) on investments ..............................      (113,329,457)      142,758,144
   Net change in unrealized appreciation (depreciation) of investments ..      (102,214,075)     (123,140,198)
                                                                              -------------     -------------
Net increase (decrease) in net assets resulting from operations .........      (208,936,440)       22,113,317
                                                                              -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................          (157,101)         (129,710)
      Administrator Class ...............................................          (552,724)         (295,845)
      Institutional Class ...............................................          (679,686)         (381,798)
      Investor Class ....................................................        (1,810,640)       (2,464,100)(2)
   Net realized gain on sales of investments
      Class A ...........................................................        (8,882,013)       (4,798,388)
      Class B ...........................................................        (2,603,231)       (1,754,248)
      Class C ...........................................................        (2,913,466)       (1,369,537)
      Administrator Class ...............................................       (18,417,909)       (9,270,199)
      Institutional Class ...............................................       (14,379,949)       (6,136,456)
      Investor Class ....................................................       (96,283,334)      (69,570,389)(2)
   Return of Capital
      Class A ...........................................................                 0                 0
      Class B ...........................................................                 0                 0
      Class C ...........................................................                 0                 0
      Administrator Class ...............................................                 0                 0
      Institutional Class ...............................................                 0                 0
      Investor Class ....................................................                 0                 0
                                                                              -------------     -------------
Total distributions to shareholders .....................................      (146,680,053)      (96,170,670)
                                                                              -------------     -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................        10,733,401        31,726,720
   Reinvestment of distributions - Class A ..............................         8,214,556         4,476,488
   Cost of shares redeemed - Class A ....................................       (29,031,790)      (23,204,542)
                                                                              -------------     -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ............................................       (10,083,833)       12,998,666
                                                                              -------------     -------------
   Proceeds from shares sold - Class B ..................................           204,388         3,411,150
   Reinvestment of distributions - Class B ..............................         2,546,003         1,714,930
   Cost of shares redeemed - Class B ....................................        (5,507,492)       (4,979,826)
                                                                              -------------     -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ............................................        (2,757,101)          146,254
                                                                              -------------     -------------
   Proceeds from shares sold - Class C ..................................         1,057,034         7,377,350
   Reinvestment of distributions - Class C ..............................         2,743,750         1,337,883
   Cost of shares redeemed - Class C ....................................        (6,510,091)       (2,700,391)
                                                                              -------------     -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ............................................        (2,709,307)        6,014,842
                                                                              -------------     -------------
   Proceeds from shares sold - Administrator Class ......................        14,712,474        93,373,223
   Reinvestment of distributions - Administrator Class ..................        15,804,466         8,092,708
   Cost of shares redeemed - Administrator Class ........................       (80,076,852)      (74,503,717)
                                                                              -------------     -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ................................       (49,559,912)       26,962,214
                                                                              -------------     -------------
   Proceeds from shares sold - Institutional Class ......................        64,252,091       158,953,830
   Reinvestment of distributions - Institutional Class ..................        15,059,269         6,495,331
   Cost of shares redeemed - Institutional Class ........................       (86,968,264)     (133,477,596)
                                                                              -------------     -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ................................        (7,656,904)       31,971,565
                                                                              -------------     -------------
   Proceeds from shares sold - Investor Class ...........................       110,581,892       334,570,385(2)
   Reinvestment of distributions - Investor Class .......................        96,063,585        70,808,233(2)
   Cost of shares redeemed - Investor Class .............................      (414,524,999)     (329,876,882)(2)
                                                                              -------------     -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class .....................................      (207,879,522)       75,501,736(2)
                                                                              -------------     -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .................................................      (280,646,579)      153,595,277
                                                                              -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      (636,263,072)       79,537,924
                                                                              =============     =============
ENDING NET ASSETS .......................................................     $ 261,455,626     $ 897,718,698
                                                                              =============     =============

(1) Administrator Class and Institutional Class in Mid Cap Growth Fund originated on March 31, 2008. Expenses presented for these Classes are for the seven month period from March 31, 2008 to October 31, 2008.

(2)  On June 20, 2008, Class D and Class Z were renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 75


Statements of Changes in Net Assets

         COMMON STOCK FUND                      MID CAP GROWTH FUND(1)
-----------------------------------    -----------------------------------
    For the             For the             For the            For the
   Year Ended         Year Ended          Year Ended         Year Ended
October 31, 2008   October 31, 2007    October 31, 2008   October 31, 2007
----------------   ----------------    ----------------   ----------------

 $1,169,835,570    $ 1,109,461,730       $ 182,370,941     $ 151,216,185

       (304,228)        (3,137,868)         (1,227,838)       (1,144,590)
    (14,450,416)       187,169,116          (4,226,896)       35,485,585
   (358,610,339)        22,482,474         (75,297,844)       10,829,257
 --------------    ---------------       -------------     -------------
   (373,364,983)       206,513,722         (80,752,578)       45,170,252
 --------------    ---------------       -------------     -------------

       (322,873)                 0                   0                 0
             NA                 NA                   0                NA
             NA                 NA                   0                NA
     (5,418,308)                NA                   0                NA

     (9,803,116)       (13,744,701)        (21,824,690)      (13,456,997)
     (5,181,895)        (7,596,727)         (1,194,436)         (986,175)
     (3,130,302)        (4,181,212)           (527,976)         (265,145)
             NA                 NA                   0                NA
             NA                 NA                   0                NA
   (163,460,611)      (204,174,197)(2)      (7,430,771)      (4,903,153)(2)

        (33,742)                 0                   0                 0
             (8)                 0                   0                 0
             (5)                 0                   0                 0
             NA                 NA                   0                NA
             NA                 NA                   0                NA
       (805,490)                 0                   0                 0
 --------------    ---------------       -------------     -------------
   (188,156,350)      (229,696,837)        (30,977,873)      (19,611,470)
 --------------    ---------------       -------------     -------------

    141,688,485         14,474,513          21,829,014        38,910,546
      9,893,383         13,416,447          21,178,965        13,075,687
    (75,020,260)       (28,054,689)        (38,127,786)      (45,275,618)
 --------------    ---------------       -------------     -------------
     76,561,608           (163,729)          4,880,193         6,710,615
 --------------    ---------------       -------------     -------------
        772,048          2,209,224             444,779           977,239
      4,763,889          6,836,229           1,112,795           930,174
     (8,548,414)       (10,027,286)         (2,936,870)       (3,288,230)
 --------------    ---------------       -------------     -------------
     (3,012,477)          (981,833)         (1,379,296)       (1,380,817)
 --------------    ---------------       -------------     -------------
      2,313,256          2,582,068             902,717           814,740
      2,473,560          3,193,025             459,826           235,024
     (4,831,444)        (5,225,033)           (483,163)         (628,926)
 --------------    ---------------       -------------     -------------
        (44,628)           550,060             879,380           420,838
 --------------    ---------------       -------------     -------------
             NA                 NA          28,488,437                NA
             NA                 NA                   0                NA
             NA                 NA          (1,126,974)               NA
 --------------    ---------------       -------------     -------------
             NA                 NA          27,361,463                NA
 --------------    ---------------       -------------     -------------
             NA                 NA              10,000                NA
             NA                 NA                   0                NA
             NA                 NA                   0                NA
 --------------    ---------------       -------------     -------------
             NA                 NA              10,000                NA
 --------------    ---------------       -------------     -------------
     62,639,999         77,092,133(2)        5,318,758         7,269,651(2)
    163,552,562        196,719,861(2)        7,286,742         4,811,130(2)
   (230,823,939)      (189,659,537)(2)      (9,151,968)      (12,235,443)(2)
 --------------    ---------------       -------------     -------------
     (4,631,378)        84,152,457(2)        3,453,532          (154,662)(2)
 --------------    ---------------       -------------     -------------
     68,873,125         83,556,955          35,205,272         5,595,974
 --------------    ---------------       -------------     -------------
   (492,648,208)        60,373,840         (76,525,179)       31,154,756
 ==============    ===============       =============     =============
 $  677,187,362    $ 1,169,835,570       $ 105,845,762     $ 182,370,941
 ==============    ===============       =============     =============

             76 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                   C&B MID CAP VALUE FUND
                                                                            -----------------------------------
                                                                                 For the            For the
                                                                                Year Ended        Year Ended
                                                                            October 31, 2008   October 31, 2007
                                                                            ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................          712,614          1,373,092
   Shares issued in reinvestment of distributions - Class A .............          507,115            201,931
   Shares redeemed - Class A ............................................       (1,924,692)        (1,007,419)
                                                                              ------------       ------------
   Net increase (decrease) in shares outstanding - Class A ..............         (704,963)           567,604
                                                                              ------------       ------------
   Shares sold - Class B ................................................           12,998            150,247
   Shares issued in reinvestment of distributions - Class B .............          162,166             78,956
   Shares redeemed - Class B ............................................         (376,739)          (220,269)
                                                                              ------------       ------------
   Net increase (decrease) in shares outstanding - Class B ..............         (201,575)             8,934
                                                                              ------------       ------------
   Shares sold - Class C ................................................           68,978            324,988
   Shares issued in reinvestment of distributions - Class C .............          174,650             61,568
   Shares redeemed - Class C ............................................         (439,522)          (119,783)
                                                                              ------------       ------------
   Net increase (decrease) in shares outstanding - Class C ..............         (195,894)           266,773
                                                                              ------------       ------------
   Shares sold - Administrator Class ....................................          974,324          4,113,343
   Shares issued in reinvestment of distributions - Administrator
      Class .............................................................          965,683            362,770
   Shares redeemed - Administrator Class ................................       (5,414,640)        (3,270,300)
                                                                              ------------       ------------
   Net increase (decrease) in shares outstanding - Administrator Class ..       (3,474,633)         1,205,813
                                                                              ------------       ------------
   Shares sold - Institutional Class ....................................        4,247,144          6,606,026
   Shares issued in reinvestment of distributions - Institutional
      Class .............................................................          915,914            289,818
   Shares redeemed - Institutional Class ................................       (5,882,168)        (5,612,321)
                                                                              ------------       ------------
   Net increase (decrease) in shares outstanding - Institutional Class ..         (719,110)         1,283,523
                                                                              ------------       ------------
   Shares sold - Investor Class .........................................        6,972,113         14,458,417(2)
   Shares issued in reinvestment of distributions - Investor Class ......        5,901,319          3,182,736(2)
   Shares redeemed - Investor Class .....................................      (25,521,286)       (14,245,065)(2)
                                                                              ------------       ------------
   Net increase (decrease) in shares outstanding - Investor Class .......      (12,647,854)         3,396,088(2)
                                                                              ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................     $(17,944,029)      $  6,728,735
                                                                              ============       ============
Ending balance of undistributed net investment income (loss) ............        2,896,924          1,364,791
                                                                              ------------       ------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 77


Statements of Changes in Net Assets

         COMMON STOCK FUND                    MID CAP GROWTH FUND(1)
-----------------------------------   -----------------------------------
     For the            For the            For the           For the
   Year Ended          Year Ended        Year Ended         Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

     8,506,244           669,198           3,849,042         5,396,336
       554,550           682,424           3,632,756         2,126,112
    (4,637,147)       (1,318,254)         (6,952,382)       (6,397,037)
  ------------       -----------         -----------       -----------
     4,423,647            33,368             529,416         1,125,411
  ------------       -----------         -----------       -----------
        47,230           116,278              78,098           147,979
       291,191           370,929             206,839           160,098
      (540,967)         (506,744)           (561,423)         (501,269)
  ------------       -----------         -----------       -----------
      (202,546)          (19,537)           (276,486)         (193,192)
  ------------       -----------         -----------       -----------
       143,223           136,826             165,900           123,843
       151,288           173,346              85,629            40,521
      (308,356)         (266,098)           (100,263)          (98,666)
  ------------       -----------         -----------       -----------
       (13,845)           44,074             151,266            65,698
  ------------       -----------         -----------       -----------
            NA                NA           5,508,948                NA

            NA                NA                   0                NA
            NA                NA            (275,439)               NA
  ------------       -----------         -----------       -----------
            NA                NA           5,233,509                NA
  ------------       -----------         -----------       -----------
            NA                NA               1,905                NA

            NA                NA                   0                NA
            NA                NA                   0                NA
  ------------       -----------         -----------       -----------
            NA                NA               1,905                NA
  ------------       -----------         -----------       -----------
     3,633,809         3,581,905(2)        1,008,324         1,043,124(2)
     8,971,848         9,831,077(2)        1,258,505           784,849(2)
   (13,343,891)       (8,578,454)(2)      (1,722,537)       (1,782,797)(2)
  ------------       -----------         -----------       -----------
      (738,234)        4,834,528(2)          544,292            45,176(2)
  ------------       -----------         -----------       -----------

  $  3,469,022       $ 4,892,433         $ 6,183,902       $ 1,043,093
  ============       ===========         ===========       ===========
             0           798,067                   0                 0
  ------------       -----------         -----------       -----------

             78 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                               SMALL CAP GROWTH FUND
                                                                                        -----------------------------------
                                                                                             For the            For the
                                                                                           Year Ended         Year Ended
                                                                                        October 31, 2008   October 31, 2007
                                                                                        ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .............................................................     $ 463,544,108      $292,886,990
OPERATIONS
   Net investment income (loss) .....................................................        (3,386,361)       (3,197,265)
   Net realized gain (loss) on investments ..........................................       (25,118,255)       77,221,834
   Net change in unrealized appreciation (depreciation) of investments ..............      (267,894,070)       19,784,218
                                                                                          -------------      ------------
Net increase (decrease) in net assets resulting from operations .....................      (296,398,686)       93,808,787
                                                                                          -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ............................................................
      Class A .......................................................................                 0                 0
      Administrator Class ...........................................................                 0                 0
      Institutional Class ...........................................................                 0                 0
      Investor Class ................................................................                 0                 0(2)
   Net realized gain on sales of investments
      Class A .......................................................................       (29,161,141)      (15,582,655)
      Class B .......................................................................        (2,018,118)       (2,180,416)
      Class C .......................................................................        (1,584,750)         (756,886)
      Administrator Class ...........................................................       (15,809,026)       (7,516,815)
      Institutional Class ...........................................................       (12,816,987)       (6,047,204)
      Investor Class ................................................................        (5,722,026)       (4,055,692)(2)
                                                                                          -------------      ------------
Total distributions to shareholders .................................................       (67,112,048)      (36,139,668)
                                                                                          -------------      ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................................       117,669,532       100,373,579
   Reinvestment of distributions - Class A ..........................................        22,004,298        11,256,743
   Cost of shares redeemed - Class A ................................................      (103,785,144)      (47,765,376)
                                                                                          -------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class A .....................................................................        35,888,686        63,864,946
                                                                                          -------------      ------------
   Proceeds from shares sold - Class B ..............................................           340,989           971,844
   Reinvestment of distributions - Class B ..........................................         1,970,777         2,119,310
   Cost of shares redeemed - Class B ................................................        (5,219,349)      (10,801,018)
                                                                                          -------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class B .....................................................................        (2,907,583)       (7,709,864)
                                                                                          -------------      ------------
   Proceeds from shares sold - Class C ..............................................         1,557,756         3,706,498
   Reinvestment of distributions - Class C ..........................................         1,157,737           572,481
   Cost of shares redeemed - Class C ................................................        (2,694,461)       (1,683,330)
                                                                                          -------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class C .....................................................................            21,032         2,595,649
                                                                                          -------------      ------------
   Proceeds from shares sold - Administrator Class ..................................       337,403,573       120,831,747
   Reinvestment of distributions - Administrator Class ..............................        15,530,036         7,142,538
   Cost of shares redeemed - Administrator Class ....................................      (229,886,805)      (92,578,484)
                                                                                          -------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ...........................................................       123,046,804        35,395,801
                                                                                          -------------      ------------
   Proceeds from shares sold - Institutional Class ..................................       525,860,971        30,454,663
   Reinvestment of distributions - Institutional Class ..............................        12,222,925         5,660,954
   Cost of shares redeemed - Institutional Class ....................................      (302,913,717)      (17,689,585)
                                                                                          -------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ...........................................................       235,170,179        18,426,032
                                                                                          -------------      ------------
   Proceeds from shares sold - Investor Class .......................................         1,648,804        3,930,6622
   Reinvestment of distributions - Investor Class ...................................         5,532,180        3,918,5162
   Cost of shares redeemed - Investor Class .........................................        (8,722,424)       (7,433,743)(2)
                                                                                          -------------      ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class ................................................................        (1,541,440)         415,4352
                                                                                          -------------      ------------
Net increase (decrease) in net assets resulting from capital share transactions
      - Total .......................................................................       389,677,678       112,987,999
                                                                                          -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................        26,166,944       170,657,118
                                                                                          -------------      ------------
ENDING NET ASSETS ...................................................................     $ 489,711,052      $463,544,108
                                                                                          =============      ============

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 79


Statements of Changes in Net Assets

    SMALL CAP OPPORTUNITIES FUND              SMALL CAP VALUE FUND
-----------------------------------   -----------------------------------
     For the            For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

  $ 910,161,940     $ 800,077,699      $ 4,177,653,842    $ 3,500,023,838

        628,655         2,503,176             (859,400)       (17,018,686)
     13,470,432       110,547,125          (24,475,997)       518,394,262
   (282,624,336)       50,051,199       (1,635,008,914)       252,019,887
  -------------    --------------      ---------------    ---------------
   (268,525,249)      163,101,500       (1,660,344,311)       753,395,463
  -------------    --------------      ---------------    ---------------


             NA                NA             (141,933)                 0
     (2,608,842)                0                   NA                 NA
             NA                NA           (2,313,466)                 0
             NA                NA           (1,105,714)                 0(2)

             NA                NA          (93,419,985)       (58,821,788)
             NA                NA          (16,840,469)       (12,074,266)
             NA                NA          (20,212,008)       (13,497,685)
   (110,577,897)     (123,821,125)                  NA                 NA
             NA                NA          (57,044,953)                 0
             NA                NA         (348,362,033)      (229,863,190)(2)
  -------------    --------------      ---------------    ---------------
   (113,186,739)     (123,821,125)        (539,440,561)      (314,256,929)
  -------------    --------------      ---------------    ---------------

             NA                NA          285,652,329        249,924,269
             NA                NA           91,037,833         57,137,850
             NA                NA         (336,692,085)      (323,159,164)
  -------------    --------------      ---------------    ---------------

             NA                NA           39,998,077        (16,097,045)
  -------------    --------------      ---------------    ---------------
             NA                NA            1,508,047          2,596,051
             NA                NA           15,741,113         11,302,227
             NA                NA          (27,671,354)       (31,534,277)
  -------------    --------------      ---------------    ---------------

             NA                NA          (10,422,194)       (17,635,999)
  -------------    --------------      ---------------    ---------------
             NA                NA            8,150,430          6,263,391
             NA                NA           17,188,714         11,474,049
             NA                NA          (27,950,416)       (28,594,701)
  -------------    --------------      ---------------    ---------------

             NA                NA           (2,611,272)       (10,857,261)
  -------------    --------------      ---------------    ---------------
    166,283,892       212,254,384                   NA                 NA
    109,877,189       119,828,957                   NA                 NA
   (263,241,539)     (261,279,475)                  NA                 NA
  -------------    --------------      ---------------    ---------------

     12,919,542        70,803,866                   NA                 NA
  -------------    --------------      ---------------    ---------------
             NA                NA        1,011,491,165         25,883,396
             NA                NA           59,358,409                 NA
             NA                NA         (491,641,807)       (17,250,410)
  -------------    --------------      ---------------    ---------------

             NA                NA          579,207,767          8,632,986
  -------------    --------------      ---------------    ---------------
             NA                NA        1,351,654,972      1,496,152,334(2)
             NA                NA          343,180,478        227,358,770(2)
             NA                NA       (1,970,286,916)    (1,449,062,315)(2)
  -------------    --------------      ---------------    ---------------

             NA                NA         (275,451,466)       274,448,789(2)
  -------------    --------------      ---------------    ---------------

     12,919,542        70,803,866          330,720,912        238,491,470
  -------------    --------------      ---------------    ---------------
   (368,792,446)      110,084,241       (1,869,063,960)       677,630,004
  -------------    --------------      ---------------    ---------------
  $ 541,369,494     $ 910,161,940      $ 2,308,589,882    $ 4,177,653,842
  =============    ==============      ===============    ===============

             80 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                               SMALL CAP GROWTH FUND
                                                                                        -----------------------------------
                                                                                             For the            For the
                                                                                           Year Ended         Year Ended
                                                                                        October 31, 2008   October 31, 2007
                                                                                        ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ............................................................       10,302,604          7,065,270
   Shares issued in reinvestment of distributions - Class A .........................        1,797,737            861,926
   Shares redeemed - Class A ........................................................       (9,301,226)        (3,376,909)
                                                                                          ------------        -----------
   Net increase (decrease) in shares outstanding - Class A ..........................        2,799,115          4,550,287
                                                                                          ------------        -----------
   Shares sold - Class B ............................................................           28,993             71,800
   Shares issued in reinvestment of distributions - Class B .........................          168,731            167,534
   Shares redeemed - Class B ........................................................         (479,057)          (792,694)
                                                                                          ------------        -----------
   Net increase (decrease) in shares outstanding - Class B ..........................         (281,333)          (553,360)
                                                                                          ------------        -----------
   Shares sold - Class C ............................................................          126,616            259,770
   Shares issued in reinvestment of distributions - Class C .........................           98,952             45,220
   Shares redeemed - Class C ........................................................         (257,583)          (123,803)
                                                                                          ------------        -----------
   Net increase (decrease) in shares outstanding - Class C ..........................          (32,015)           181,187
                                                                                          ------------        -----------
   Shares sold - Administrator Class ................................................       31,620,320          8,295,578
   Shares issued in reinvestment of distributions - Administrator Class .............        1,254,446            542,746
   Shares redeemed - Administrator Class ............................................      (20,397,556)        (6,392,169)
                                                                                          ------------        -----------
   Net increase (decrease) in shares outstanding - Administrator Class ..............       12,477,210          2,446,155
                                                                                          ------------        -----------
   Shares sold - Institutional Class ................................................       45,534,768          2,051,797
   Shares issued in reinvestment of distributions - Institutional Class .............          977,052            427,888
   Shares redeemed - Institutional Class ............................................      (26,431,676)        (1,166,507)
                                                                                          ------------        -----------
   Net increase (decrease) in shares outstanding - Institutional Class ..............       20,080,144          1,313,178
                                                                                          ------------        -----------
   Shares sold - Investor Class .....................................................          156,770            274,133(2)
   Shares issued in reinvestment of distributions - Investor Class ..................          454,949            301,194(2)
   Shares redeemed - Investor Class .................................................         (745,426)          (523,352)(2)
                                                                                          ------------        -----------
   Net increase (decrease) in shares outstanding - Investor Class ...................         (133,707)            51,975(2)
                                                                                          ------------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .....................................................................     $ 34,909,414        $ 7,989,422
                                                                                          ------------        -----------
Ending balance of undistributed net investment income (loss) ........................                0                  0
                                                                                          ============        ===========

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 81


Statements of Changes in Net Assets

    SMALL CAP OPPORTUNITIES FUND              SMALL CAP VALUE FUND
-----------------------------------   -----------------------------------
     For the           For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

            NA                 NA         10,512,938            7,464,979
            NA                 NA          3,221,474            1,855,125
            NA                 NA        (12,467,130)          (9,710,247)
   -----------        -----------       ------------           ----------
            NA                 NA          1,267,282             (390,143)
   -----------        -----------       ------------           ----------
            NA                 NA             59,922               86,150
            NA                 NA            602,415              389,195
            NA                 NA         (1,101,255)          (1,007,264)
   -----------        -----------       ------------           ----------
            NA                 NA           (438,918)            (531,919)
   -----------        -----------       ------------           ----------
            NA                 NA            316,737              208,819
            NA                 NA            655,557              394,026
            NA                 NA         (1,122,870)            (924,913)
   -----------        -----------       ------------           ----------
            NA                 NA           (150,576)            (322,068)
   -----------        -----------       ------------           ----------
     5,352,007          5,868,049                 NA                   NA
     3,416,006          3,514,046                 NA                   NA
    (8,641,767)        (7,190,893)                NA                   NA
   -----------        -----------       ------------           ----------
       126,246          2,191,202                 NA                   NA
   -----------        -----------       ------------           ----------
            NA                 NA         33,980,908              709,938
            NA                 NA          2,067,848                   NA
            NA                 NA        (17,858,332)            (473,138)
   -----------        -----------       ------------           ----------
            NA                 NA         18,190,424              236,800
   -----------        -----------       ------------           ----------
            NA                 NA         49,132,650           44,393,827(2)
            NA                 NA         11,970,313            7,296,494(2)
            NA                 NA        (68,734,833)         (42,996,852)(2)
   -----------        -----------       ------------           ----------
            NA                 NA         (7,631,870)           8,693,469(2)
   -----------        -----------       ------------           ----------

   $   126,246        $ 2,191,202       $ 11,236,342           $7,686,139
   -----------        -----------       ------------           ----------
        34,642          2,182,319                  0          (29,687,498)
   ===========        ===========       ============           ==========

             82 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized      from Net      Distributions
                                               Value Per     Investment      Gain (Loss)      Investment       from Net
                                                 Share     Income (Loss)   on Investments       Income      Realized Gains
                                               ---------   -------------   --------------   -------------   --------------
C&B MID CAP VALUE FUND
Class A
November 1, 2007 to October 31, 2008 .......     $21.80       0.18(6)          (6.52)           (0.06)           (4.11)
November 1, 2006 to October 31, 2007 .......     $23.79       0.03(6)           0.70            (0.06)           (2.66)
November 1, 2005 to October 31, 2006 .......     $20.76       0.05(6)           4.72             0.00            (1.74)
November 1, 2004 to October 31, 2005 .......     $18.89      (0.09)             2.54             0.00            (0.58)
July 26, 2004(4) to October 31, 2004 .......     $18.52      (0.00)             0.37             0.00             0.00
Class B
November 1, 2007 to October 31, 2008 .......     $21.29       0.07(6)          (6.35)            0.00            (4.11)
November 1, 2006 to October 31, 2007 .......     $23.38      (0.14)(6)          0.71             0.00            (2.66)
November 1, 2005 to October 31, 2006 .......     $20.57      (0.11)(6)          4.66             0.00            (1.74)
November 1, 2004 to October 31, 2005 .......     $18.86      (0.17)             2.46             0.00            (0.58)
July 26, 2004(4) to October 31, 2004 .......     $18.52      (0.02)             0.36             0.00             0.00
Class C
November 1, 2007 to October 31, 2008 .......     $21.29       0.07(6)          (6.34)            0.00            (4.11)
November 1, 2006 to October 31, 2007 .......     $23.39      (0.14)(6)          0.70             0.00            (2.66)
November 1, 2005 to October 31, 2006 .......     $20.57      (0.12)(6)          4.68             0.00            (1.74)
November 1, 2004 to October 31, 2005 .......     $18.86      (0.17)             2.46             0.00            (0.58)
July 26, 2004(4) to October 31, 2004 .......     $18.52      (0.02)             0.36             0.00             0.00
Administrator Class
November 1, 2007 to October 31, 2008 .......     $21.98       0.24(6)          (6.62)           (0.10)           (4.11)
November 1, 2006 to October 31, 2007 .......     $23.93       0.08(6)           0.71            (0.08)           (2.66)
November 1, 2005 to October 31, 2006 .......     $20.82       0.10(6)           4.75            (0.00)           (1.74)
November 1, 2004 to October 31, 2005 .......     $18.90      (0.03)             2.53             0.00            (0.58)
July 26, 2004(4) to October 31, 2004 .......     $18.52       0.00              0.38             0.00             0.00
Institutional Class
November 1, 2007 to October 31, 2008 .......     $22.06       0.24(6)          (6.60)           (0.16)           (4.11)
November 1, 2006 to October 31, 2007 .......     $24.02       0.14(6)           0.71            (0.15)           (2.66)
November 1, 2005 to October 31, 2006 .......     $20.88       0.16(6)           4.76            (0.04)           (1.74)
November 1, 2004 to October 31, 2005 .......     $18.91      (0.02)             2.57             0.00            (0.58)
July 26, 2004(4) to October 31, 2004 .......     $18.52       0.02              0.37             0.00             0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $21.89       0.20(6)          (6.58)           (0.06)           (4.11)
November 1, 2006 to October 31, 2007(9) ....     $23.86       0.06(6)           0.71            (0.08)           (2.66)
November 1, 2005 to October 31, 2006(9) ....     $20.79       0.08(6)           4.73             0.00            (1.74)
November 1, 2004 to October 31, 2005(9) ....     $18.89      (0.07)             2.55             0.00            (0.58)
November 1, 2003 to October 31, 2004(9) ....     $17.96      (0.01)             1.11            (0.00)           (0.17)

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)  Commencement of operations.

(5)  The Fund changed its year end from September 30 to October 31.

(6)  Calculated based upon average shares outstanding.

(7)  The Fund changed its year end from June 30 to September 30.

(8)  The Fund changed its year end from December 31 to October 31.

(9)  On June 20, 2008, Class D and Class Z were renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 83


Financial Highlights

                         Ratio to Average Net Assets (Annualized)(1)
                         -------------------------------------------
               Ending        Net
             Net Asset   Investment                                                Portfolio    Net Assets at
  Return     Value Per     Income       Gross    Expenses      Net       Total     Turnover     End of Period
of Capital     Share       (Loss)     Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ---------   ----------   --------   --------   --------   ---------   ---------   ---------------


   0.00        $11.29       1.19%       1.43%     (0.08)%     1.35%     (34.84)%      31%          $ 18,246
   0.00        $21.80       0.15%       1.36%      0.00%      1.36%       2.95%       56%          $ 50,622
   0.00        $23.79       0.21%       1.40%     (0.02)%     1.38%      24.44%       39%          $ 41,729
   0.00        $20.76      (0.40)%      1.38%      0.00%      1.38%      13.13%       30%          $ 26,795
   0.00        $18.89      (0.18)%      1.41%     (0.01)%     1.40%       2.00%       31%          $  4,938

   0.00        $10.90       0.46%       2.18%     (0.08)%     2.10%     (35.41)%      31%          $  5,123
   0.00        $21.29      (0.60)%      2.11%      0.00%      2.11%       2.23%       56%          $ 14,293
   0.00        $23.38      (0.54)%      2.15%     (0.02)%     2.13%      23.53%       39%          $ 15,491
   0.00        $20.57      (1.15)%      2.13%      0.00%      2.13%      12.28%       30%          $ 11,429
   0.00        $18.86      (0.95)%      2.16%     (0.01)%     2.15%       1.84%       31%          $  2,613

   0.00        $10.91       0.46%       2.16%     (0.07)%     2.09%     (35.36)%      31%          $  6,147
   0.00        $21.29      (0.60)%      2.11%      0.00%      2.11%       2.18%       56%          $ 16,171
   0.00        $23.39      (0.55)%      2.15%     (0.02)%     2.13%      23.58%       39%          $ 11,523
   0.00        $20.57      (1.15)%      2.13%      0.00%      2.13%      12.28%       30%          $  6,838
   0.00        $18.86      (0.98)%      2.16%     (0.01)%     2.15%       1.84%       31%          $  1,081

   0.00        $11.39       1.52%       1.24%     (0.09)%     1.15%     (34.77)%      31%          $ 13,383
   0.00        $21.98       0.35%       1.18%     (0.03)%     1.15%       3.18%       56%          $102,201
   0.00        $23.93       0.46%       1.22%     (0.07)%     1.15%      24.79%       39%          $ 82,402
   0.00        $20.82      (0.12)%      1.13%     (0.03)%     1.10%      13.39%       30%          $118,690
   0.00        $18.90       0.03%       1.17%     (0.02)%     1.15%       2.05%       31%          $ 81,232

   0.00        $11.43       1.58%       0.98%     (0.08)%     0.90%     (34.63)%      31%          $ 33,017
   0.00        $22.06       0.60%       0.91%     (0.01)%     0.90%       3.44%       56%          $ 79,559
   0.00        $24.02       0.74%       0.95%     (0.05)%     0.90%      25.12%       39%          $ 55,799
   0.00        $20.88       0.07%       0.94%     (0.04)%     0.90%      13.71%       30%          $ 63,705
   0.00        $18.91       0.40%       0.96%     (0.06)%     0.90%       2.11%       31%          $ 17,376

   0.00        $11.34       1.30%       1.47%     (0.22)%     1.25%     (34.87)%      31%          $185,541
   0.00        $21.89       0.26%       1.36%     (0.11)%     1.25%       3.12%       56%          $634,872
   0.00        $23.86       0.35%       1.40%     (0.15)%     1.25%      24.60%       39%          $611,237
   0.00        $20.79      (0.27)%      1.37%     (0.12)%     1.25%      13.29%       30%          $469,971
   0.00        $18.89      (0.08)%      1.19%     (0.04)%     1.15%       6.18%       31%          $498,623

             84 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized      from Net      Distributions
                                               Value Per     Investment      Gain (Loss)      Investment       from Net
                                                 Share     Income (Loss)   on Investments       Income      Realized Gains
                                               ---------   -------------   --------------   -------------   --------------
COMMON STOCK FUND
Class A
November 1, 2007 to October 31, 2008 .......     $22.66       0.00(6)          (6.68)           (0.10)          (3.61)
November 1, 2006 to October 31, 2007 .......     $23.84      (0.05)(6)          3.98             0.00           (5.11)
November 1, 2005 to October 31, 2006 .......     $22.97      (0.03)(6)          4.08             0.00           (3.18)
January 1, 2005 to October 31, 2005(8) .....     $22.40      (0.11)             1.06             0.00           (0.38)
January 1, 2004 to December 31, 2004 .......     $21.98      (0.14)(6)          2.21             0.00           (1.65)
January 1, 2003 to December 31, 2003 .......     $15.87      (0.10)             6.21             0.00            0.00
Class B
November 1, 2007 to October 31, 2008 .......     $21.10      (0.12)(6)         (6.14)            0.00           (3.61)
November 1, 2006 to October 31, 2007 .......     $22.67      (0.20)(6)          3.74             0.00           (5.11)
November 1, 2005 to October 31, 2006 .......     $22.13      (0.20)(6)          3.92             0.00           (3.18)
January 1, 2005 to October 31, 2005(8) .....     $21.74      (0.29)             1.06             0.00           (0.38)
January 1, 2004 to December 31, 2004 .......     $21.53      (0.29)(6)          2.15             0.00           (1.65)
January 1, 2003 to December 31, 2003 .......     $15.67      (0.24)             6.10             0.00            0.00
Class C
November 1, 2007 to October 31, 2008 .......     $21.09      (0.12)(6)         (6.13)            0.00           (3.61)
November 1, 2006 to October 31, 2007 .......     $22.67      (0.20)(6)          3.73             0.00           (5.11)
November 1, 2005 to October 31, 2006 .......     $22.13      (0.20)(6)          3.92             0.00           (3.18)
January 1, 2005 to October 31, 2005(8) .....     $21.73      (0.47)             1.25             0.00           (0.38)
January 1, 2004 to December 31, 2004 .......     $21.53      (0.30)(6)          2.15             0.00           (1.65)
January 1, 2003 to December 31, 2003 .......     $15.68      (0.25)             6.10             0.00            0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $23.07       0.00(6)          (6.81)           (0.11)          (3.61)
November 1, 2006 to October 31, 2007(9) ....     $24.18      (0.05)(6)          4.05             0.00           (5.11)
November 1, 2005 to October 31, 2006(9) ....     $23.25      (0.03)(6)          4.14             0.00           (3.18)
January 1, 2005 to October 31, 2005(8, 9) ..     $22.65      (0.07)             1.05             0.00           (0.38)
January 1, 2004 to December 31, 2004(9) ....     $22.15      (0.08)(6)          2.23             0.00           (1.65)
January 1, 2003 to December 31, 2003(9) ....     $15.97      (0.09)             6.27             0.00            0.00

MID CAP GROWTH FUND
Class A
November 1, 2007 to October 31, 2008 .......     $ 7.72      (0.04)(6)         (2.82)            0.00           (1.31)
November 1, 2006 to October 31, 2007 .......     $ 6.69      (0.04)(6)          1.95             0.00           (0.88)
November 1, 2005 to October 31, 2006 .......     $ 6.37      (0.05)             0.92             0.00           (0.55)
October 1, 2005 to October 31, 2005(5) .....     $ 6.50       0.00(6)          (0.13)            0.00            0.00
October 1, 2004 to September 30, 2005 ......     $ 5.84      (0.07)(6)          1.16             0.00           (0.43)
October 1, 2003 to September 30, 2004 ......     $ 5.09       0.02              0.73             0.00            0.00
Class B
November 1, 2007 to October 31, 2008 .......     $ 7.24      (0.08)(6)         (2.60)            0.00           (1.31)
November 1, 2006 to October 31, 2007 .......     $ 6.37      (0.09)(6)          1.84             0.00           (0.88)
November 1, 2005 to October 31, 2006 .......     $ 6.13      (0.11)             0.90             0.00           (0.55)
October 1, 2005 to October 31, 2005(5) .....     $ 6.26      (0.01)(6)         (0.12)            0.00            0.00
October 1, 2004 to September 30, 2005 ......     $ 5.68      (0.12)(6)          1.13             0.00           (0.43)
October 1, 2003 to September 30, 2004 ......     $ 4.99       0.06              0.63             0.00            0.00
Class C
November 1, 2007 to October 31, 2008 .......     $ 7.23      (0.08)(6)         (2.59)            0.00           (1.31)
November 1, 2006 to October 31, 2007 .......     $ 6.36      (0.09)(6)          1.84             0.00           (0.88)
November 1, 2005 to October 31, 2006 .......     $ 6.13      (0.09)             0.87             0.00           (0.55)
October 1, 2005 to October 31, 2005(5) .....     $ 6.26      (0.01)(6)         (0.12)            0.00            0.00
October 1, 2004 to September 30, 2005 ......     $ 5.68      (0.12)(6)          1.13             0.00           (0.43)
October 1, 2003 to September 30, 2004 ......     $ 4.98       0.07              0.63             0.00            0.00
Administrator Class
March 31, 2008(4) to April 30, 2008 ........     $ 5.25      (0.01)(6)         (1.68)            0.00            0.00
Institutional Class
March 31, 2008(4) to April 30, 2008 ........     $ 5.25      (0.01)(6)         (1.68)            0.00            0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $ 7.68      (0.05)(6)         (2.79)            0.00           (1.31)
November 1, 2006 to October 31, 2007(9) ....     $ 6.67      (0.05)(6)          1.94             0.00           (0.88)
November 1, 2005 to October 31, 2006(9) ....     $ 6.37      (0.07)             0.92             0.00           (0.55)
October 1, 2005 to October 31, 2005(5, 9) ..     $ 6.50      (0.01)(6)         (0.12)            0.00            0.00
April 11, 2005(4) to September 30,
   2005(9) .................................     $ 5.95      (0.05)(6)          0.60             0.00            0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 85


Financial Highlights

                         Ratio to Average Net Assets (Annualized)(1)
                         -------------------------------------------
               Ending        Net
             Net Asset   Investment                                                Portfolio    Net Assets at
  Return     Value Per     Income       Gross    Expenses      Net       Total     Turnover     End of Period
of Capital     Share       (Loss)     Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ---------   ----------   --------   --------   --------   ---------   ---------   ---------------


  (0.01)       $12.26       0.03%       1.34%     (0.05)%     1.29%     (34.55)%      81%         $   88,049
   0.00        $22.66      (0.25)%      1.37%     (0.06)%     1.31%      19.74%       58%         $   62,456
   0.00        $23.84      (0.15)%      1.34%     (0.03)%     1.31%      19.11%       56%         $   64,915
   0.00        $22.97      (0.48)%      1.44%     (0.03)%     1.41%       4.34%       33%         $   62,462
   0.00        $22.40      (0.62)%      1.58%     (0.04)%     1.54%       9.67%       42%         $   73,612
   0.00        $21.98      (0.62)%      1.55%     (0.01)%     1.54%      38.50%       42%         $   81,068

   0.00        $11.23      (0.76)%      2.11%     (0.05)%     2.06%     (35.04)%      81%         $   14,449
   0.00        $21.10      (1.00)%      2.12%     (0.06)%     2.06%      18.86%       58%         $   31,415
   0.00        $22.67      (0.90)%      2.09%     (0.03)%     2.06%      18.23%       56%         $   34,205
   0.00        $22.13      (1.23)%      2.20%     (0.04)%     2.16%       3.63%       33%         $   34,744
   0.00        $21.74      (1.36)%      2.32%     (0.04)%     2.28%       8.89%       42%         $   37,908
   0.00        $21.53      (1.41)%      2.35%     (0.01)%     2.34%      37.40%       42%         $   38,830

   0.00        $11.23      (0.76)%      2.10%     (0.04)%     2.06%     (35.00)%      81%         $    9,692
   0.00        $21.09      (1.00)%      2.12%     (0.06)%     2.06%      18.82%       58%         $   18,501
   0.00        $22.67      (0.90)%      2.09%     (0.03)%     2.06%      18.24%       56%         $   18,885
   0.00        $22.13      (1.25)%      2.21%     (0.04)%     2.17%       3.68%       33%         $   20,177
   0.00        $21.73      (1.38)%      2.35%     (0.04)%     2.31%       8.84%       42%         $   26,375
   0.00        $21.53      (1.41)%      2.35%     (0.01)%     2.34%      37.31%       42%         $   34,025

  (0.01)       $12.53       0.00%       1.50%     (0.21)%     1.29%     (34.52)%      81%         $  564,998
   0.00        $23.07      (0.23)%      1.54%     (0.25)%     1.29%      19.75%       58%         $1,057,463
   0.00        $24.18      (0.13)%      1.51%     (0.22)%     1.29%      19.14%       56%         $  991,457
   0.00        $23.25      (0.38)%      1.47%     (0.16)%     1.31%       4.42%       33%         $1,009,088
   0.00        $22.65      (0.38)%      1.34%     (0.04)%     1.30%       9.96%       42%         $1,162,236
   0.00        $22.15      (0.42)%      1.36%     (0.01)%     1.35%      38.70%       42%         $1,437,055

   0.00        $ 3.55      (0.78)%      1.45%     (0.05)%     1.40%     (43.67)%      86%         $   61,048
   0.00        $ 7.72      (0.60)%      1.42%     (0.02)%     1.40%      31.90%      116%         $  128,502
   0.00        $ 6.69      (0.69)%      1.48%     (0.08)%     1.40%      14.38%      123%         $  103,816
   0.00        $ 6.37      (0.96)%      1.41%     (0.01)%     1.40%      (2.00)%      13%         $  107,706
   0.00        $ 6.50      (1.19)%      1.42%     (0.01)%     1.41%      19.17%      143%         $  111,103
   0.00        $ 5.84      (0.44)%      1.50%     (0.07)%     1.43%      14.73%      180%         $   93,024

   0.00        $ 3.25      (1.54)%      2.20%     (0.05)%     2.15%     (44.17)%      86%         $    2,295
   0.00        $ 7.24      (1.36)%      2.17%     (0.02)%     2.15%      30.86%      116%         $    7,109
   0.00        $ 6.37      (1.43)%      2.23%     (0.08)%     2.15%      13.58%      123%         $    7,482
   0.00        $ 6.13      (1.71)%      2.16%     (0.01)%     2.15%      (2.08)%      13%         $    8,355
   0.00        $ 6.26      (2.00)%      2.17%     (0.01)%     2.16%      18.25%      143%         $    8,829
   0.00        $ 5.68      (0.64)%      2.26%     (0.08)%     2.18%      13.83%      180%         $    6,877

   0.00        $ 3.25      (1.53)%      2.19%     (0.04)%     2.15%     (44.07)%      86%         $    1,701
   0.00        $ 7.23      (1.36)%      2.17%     (0.02)%     2.15%      30.91%      116%         $    2,693
   0.00        $ 6.36      (1.45)%      2.23%     (0.08)%     2.15%      13.40%      123%         $    1,950
   0.00        $ 6.13      (1.71)%      2.16%     (0.01)%     2.15%      (2.08)%      13%         $    1,648
   0.00        $ 6.26      (2.00)%      2.17%     (0.01)%     2.16%      18.25%      143%         $    1,657
   0.00        $ 5.68      (0.70)%      2.26%     (0.08)%     2.18%      14.06%      180%         $    1,034

   0.00        $ 3.56      (0.48)%      1.32%     (0.17)%     1.15%     (32.19)%      86%         $   18,644

   0.00        $ 3.56      (0.28)%      1.00%     (0.10)%     0.90%     (32.19)%      86%         $        7

   0.00        $ 3.53      (0.90)%      1.62%     (0.07)%     1.55%     (43.62)%      86%         $   22,151
   0.00        $ 7.68      (0.78)%      1.59%     (0.02)%     1.57%      31.66%      116%         $   44,067
   0.00        $ 6.67      (0.84)%      1.65%     (0.08)%     1.57%      14.05%      123%         $   37,968
   0.00        $ 6.37      (1.13)%      1.58%     (0.01)%     1.57%      (2.00)%      13%         $   50,319
   0.00        $ 6.50      (1.69)%      1.56%     (0.01)%     1.55%       9.24%      143%         $   52,005

             86 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                              Beginning       Net       Net Realized    Distributions
                                              Net Asset   Investment   and Unrealized      from Net      Distributions
                                              Value Per     Income       Gain (Loss)      Investment       from Net
                                                Share       (Loss)     on Investments       Income      Realized Gains
                                              ---------   ----------   --------------   -------------   --------------
SMALL CAP GROWTH FUND
Class A
November 1, 2007 to October 31, 2008 ......     $16.02      (0.10)(6)       (6.04)           0.00            (2.30)
November 1, 2006 to October 31, 2007 ......     $14.03      (0.13)(6)        3.66            0.00            (1.54)
November 1, 2005 to October 31, 2006 ......     $12.19      (0.16)           2.93            0.00            (0.93)
October 1, 2005 to October 31, 2005(5) ....     $12.53      (0.02)          (0.32)           0.00             0.00
October 1, 2004 to September 30, 2005 .....     $10.67      (0.13)(6)        2.18            0.00            (0.19)
October 1, 2003 to September 30, 2004 .....     $ 9.44      (0.23)           1.46            0.00             0.00
Class B
November 1, 2007 to October 31, 2008 ......     $15.41      (0.18)(6)       (5.75)           0.00            (2.30)
November 1, 2006 to October 31, 2007 ......     $13.65      (0.23)(6)        3.53            0.00            (1.54)
November 1, 2005 to October 31, 2006 ......     $11.97      (0.28)           2.89            0.00            (0.93)
October 1, 2005 to October 31, 2005(5) ....     $12.31      (0.02)          (0.32)           0.00             0.00
October 1, 2004 to September 30, 2005 .....     $10.57      (0.22)(6)        2.15            0.00            (0.19)
October 1, 2003 to September 30, 2004 .....     $ 9.41      (0.25)           1.41            0.00             0.00
Class C
November 1, 2007 to October 31, 2008 ......     $15.43      (0.18)(6)       (5.76)           0.00            (2.30)
November 1, 2006 to October 31, 2007 ......     $13.66      (0.23)(6)        3.54            0.00            (1.54)
November 1, 2005 to October 31, 2006 ......     $11.98      (0.25)           2.86            0.00            (0.93)
October 1, 2005 to October 31, 2005(5) ....     $12.33      (0.02)          (0.33)           0.00             0.00
October 1, 2004 to September 30, 2005 .....     $10.58      (0.22)(6)        2.16            0.00            (0.19)
October 1, 2003 to September 30, 2004 .....     $ 9.42      (0.22)           1.38            0.00             0.00
Administrator Class
November 1, 2007 to October 31, 2008 ......     $16.17      (0.08)(6)       (6.11)           0.00            (2.30)
November 1, 2006 to October 31, 2007 ......     $14.12      (0.10)(6)        3.69            0.00            (1.54)
November 1, 2005 to October 31, 2006 ......     $12.24      (0.13)           2.94            0.00            (0.93)
October 1, 2005 to October 31, 2005(5) ....     $12.59      (0.01)          (0.34)           0.00             0.00
October 1, 2004 to September 30, 2005 .....     $10.70      (0.11)(6)        2.19            0.00            (0.19)
October 1, 2003 to September 30, 2004 .....     $ 9.44      (0.21)           1.47            0.00             0.00
Institutional Class
November 1, 2007 to October 31, 2008 ......     $16.30      (0.04)(6)       (6.18)           0.00            (2.30)
November 1, 2006 to October 31, 2007 ......     $14.19      (0.06)(6)        3.71            0.00            (1.54)
November 1, 2005 to October 31, 2006 ......     $12.26      (0.11)           2.97            0.00            (0.93)
October 1, 2005 to October 31, 2005(5) ....     $12.61      (0.01)          (0.34)           0.00             0.00
April 11, 2005(4) to September 30, 2005 ...     $11.10      (0.04)(6)        1.55            0.00             0.00
Investor Class
November 1, 2007 to October 31, 2008 ......     $15.93      (0.12)(6)       (5.99)           0.00            (2.30)
November 1, 2006 to October 31, 2007(9) ...     $13.99      (0.16)(6)        3.64            0.00            (1.54)
November 1, 2005 to October 31, 2006(9) ...     $12.18      (0.19)           2.93            0.00            (0.93)
October 1, 2005 to October 31, 2005(5,9) ..     $12.52      (0.01)          (0.33)           0.00             0.00
April 11, 2005(4) to September 30,
   2005(9) ................................     $11.06      (0.07)(6)        1.53            0.00             0.00
SMALL CAP OPPORTUNITIES FUND
Administrator Class
November 1, 2007 to October 31, 2008 ......     $39.68       0.01          (11.23)          (0.10)           (4.89)
November 1, 2006 to October 31, 2007 ......     $38.56       0.11            6.99            0.00            (5.98)
November 1, 2005 to October 31, 2006 ......     $33.97      (0.04)           7.30            0.00            (2.67)
October 1, 2005 to October 31, 2005(5) ....     $34.93      (0.01)          (0.95)           0.00             0.00
October 1, 2004 to September 30, 2005 .....     $33.46      (0.09)           6.05            0.00            (4.49)
October 1, 2003 to September 30, 2004 .....     $27.57      (0.08)           6.93            0.00            (0.96)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 87


Financial Highlights

               Ending      Ratio to Average Net Assets (Annualized)(1)
             Net Asset   -----------------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


   0.00        $ 7.58         (0.91)%       1.54%      (0.14)%    1.40%      (43.80)%      82%         $115,579
   0.00        $16.02         (0.91)%       1.55%      (0.15)%    1.40%       27.63%      122%         $199,396
   0.00        $14.03         (1.15)%       1.61%      (0.21)%    1.40%       23.82%      142%         $110,813
   0.00        $12.19         (1.27)%       1.56%      (0.16)%    1.40%       (2.71)%      10%         $ 98,728
   0.00        $12.53         (1.14)%       1.58%      (0.18)%    1.40%       19.31%      149%         $102,926
   0.00        $10.67         (1.08)%       1.69%      (0.29)%    1.40%       13.03%      171%         $ 43,192

   0.00        $ 7.18         (1.67)%       2.29%      (0.14)%    2.15%      (44.24)%      82%         $  4,648
   0.00        $15.41         (1.70)%       2.30%      (0.15)%    2.15%       26.62%      122%         $ 14,311
   0.00        $13.65         (1.90)%       2.36%      (0.21)%    2.15%       22.86%      142%         $ 20,226
   0.00        $11.97         (2.02)%       2.31%      (0.16)%    2.15%       (2.76)%      10%         $ 20,966
   0.00        $12.31         (1.90)%       2.31%      (0.16)%    2.15%       18.46%      149%         $ 21,940
   0.00        $10.57         (1.86)%       2.48%      (0.33)%    2.15%       12.22%      171%         $    702

   0.00        $ 7.19         (1.67)%       2.27%      (0.12)%    2.15%      (44.25)%      82%         $  4,519
   0.00        $15.43         (1.66)%       2.30%      (0.15)%    2.15%       26.68%      122%         $ 10,187
   0.00        $13.66         (1.90)%       2.36%      (0.21)%    2.15%       22.84%      142%         $  6,543
   0.00        $11.98         (2.02)%       2.31%      (0.16)%    2.15%       (2.84)%      10%         $  6,008
   0.00        $12.33         (1.90)%       2.31%      (0.16)%    2.15%       18.42%      149%         $  6,271
   0.00        $10.58         (1.86)%       2.48%      (0.33)%    2.15%       12.31%      171%         $    201

   0.00        $ 7.68         (0.70)%       1.36%      (0.16)%    1.20%      (43.69)%      82%         $148,493
   0.00        $16.17         (0.71)%       1.37%      (0.17)%    1.20%       27.90%      122%         $110,917
   0.00        $14.12         (0.95)%       1.43%      (0.23)%    1.20%       24.07%      142%         $ 62,302
   0.00        $12.24         (1.07)%       1.38%      (0.18)%    1.20%       (2.78)%      10%         $ 53,953
   0.00        $12.59         (0.94)%       1.37%      (0.17)%    1.20%       19.54%      149%         $ 55,961
   0.00        $10.70         (1.20)%       1.54%      (0.34)%    1.20%       13.35%      171%         $ 33,309

   0.00        $ 7.78         (0.40)%       1.09%      (0.19)%    0.90%      (43.50)%      82%         $197,150
   0.00        $16.30         (0.41)%       1.10%      (0.20)%    0.90%       28.22%      122%         $ 85,664
   0.00        $14.19         (0.64)%       1.16%      (0.26)%    0.90%       24.46%      142%         $ 55,921
   0.00        $12.26         (0.77)%       1.11%      (0.21)%    0.90%       (2.78)%      10%         $ 31,430
   0.00        $12.61         (0.65)%       1.15%      (0.23)%    0.92%       13.60%      149%         $ 31,416

   0.00        $ 7.52         (1.05)%       1.71%      (0.16)%    1.55%      (43.87)%      82%         $ 19,322
   0.00        $15.93         (1.09)%       1.72%      (0.15)%    1.57%       27.32%      122%         $ 43,069
   0.00        $13.99         (1.32)%       1.78%      (0.21)%    1.57%       23.59%      142%         $ 37,082
   0.00        $12.18         (1.44)%       1.73%      (0.16)%    1.57%       (2.72)%      10%         $ 35,304

   0.00        $12.52         (1.33)%       1.72%      (0.15)%    1.57%       13.20%      149%         $ 37,511


   0.00        $23.47           0.08%       1.28%      (0.08)%    1.20%      (31.65)%      72%         $541,369
   0.00        $39.68           0.29%       1.33%      (0.13)%    1.20%       20.94%       65%         $910,162
   0.00        $38.56         (0.11)%       1.34%      (0.14)%    1.20%       22.57%       79%         $800,078
   0.00        $33.97         (0.35)%       1.33%      (0.13)%    1.20%       (2.78)%       7%         $704,714
   0.00        $34.93         (0.28)%       1.29%      (0.09)%    1.20%       18.76%      107%         $725,651
   0.00        $33.46         (0.27)%       1.30%      (0.10)%    1.20%       25.25%      113%         $534,600

             88 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                              Beginning       Net       Net Realized    Distributions
                                              Net Asset   Investment   and Unrealized      from Net      Distributions
                                              Value Per     Income       Gain (Loss)      Investment       from Net
                                                Share       (Loss)     on Investments       Income      Realized Gains
                                              ---------   ----------   --------------   -------------   --------------
SMALL CAP VALUE FUND
Class A
November 1, 2007 to October 31, 2008 ......     $36.28      (0.02)(6)      (13.25)          (0.01)           (4.78)
November 1, 2006 to October 31, 2007 ......     $32.63      (0.15)(6)        6.76            0.00            (2.96)
November 1, 2005 to October 31, 2006 ......     $31.17      (0.04)           4.61            0.00            (3.11)
January 1, 2005 to October 31, 2005(8) ....     $29.19      (0.18)           2.67            0.00            (0.51)
January 1, 2004 to December 31, 2004 ......     $27.40      (0.27)(6)        5.51            0.00            (3.45)
January 1, 2003 to December 31, 2003 ......     $18.92      (0.12)(6)        9.26           (0.01)           (0.65)
Class B
November 1, 2007 to October 31, 2008 ......     $33.98      (0.22)(6)      (12.23)           0.00            (4.78)
November 1, 2006 to October 31, 2007 ......     $30.96      (0.38)(6)        6.36            0.00            (2.96)
November 1, 2005 to October 31, 2006 ......     $29.92      (0.35)           4.50            0.00            (3.11)
January 1, 2005 to October 31, 2005(8) ....     $28.21      (0.40)           2.62            0.00            (0.51)
January 1, 2004 to December 31, 2004 ......     $26.79      (0.47)(6)        5.34            0.00            (3.45)
January 1, 2003 to December 31, 2003 ......     $18.66      (0.29)(6)        9.08           (0.01)           (0.65)
Class C
November 1, 2007 to October 31, 2008 ......     $34.07      (0.22)(6)      (12.27)           0.00            (4.78)
November 1, 2006 to October 31, 2007 ......     $31.03      (0.38)(6)        6.38            0.00            (2.96)
November 1, 2005 to October 31, 2006 ......     $29.99      (0.34)           4.49            0.00            (3.11)
January 1, 2005 to October 31, 2005(8) ....     $28.27      (0.44)           2.67            0.00            (0.51)
January 1, 2004 to December 31, 2004 ......     $26.83      (0.47)(6)        5.36            0.00            (3.45)
January 1, 2003 to December 31, 2003 ......     $18.68      (0.28)(6)        9.09           (0.01)           (0.65)
Institutional Class
November 1, 2007 to October 31, 2008 ......     $36.77       0.13(6)       (13.45)          (0.17)           (4.78)
July 31, 2007(4) to October 31, 2007 ......     $34.30       0.01(6)         2.46            0.00             0.00
Investor Class
November 1, 2007 to October 31, 2008 ......     $36.73      (0.01)(6)      (13.43)          (0.01)           (4.78)
November 1, 2006 to October 31, 2007(9) ...     $32.98      (0.13)(6)        6.84            0.00            (2.96)
November 1, 2005 to October 31, 2006(9) ...     $31.45      (0.02)           4.66            0.00            (3.11)
January 1, 2005 to October 31, 2005(8,9) ..     $29.40      (0.15)           2.71            0.00            (0.51)
January 1, 2004 to December 31, 2004(9) ...     $27.53      (0.22)(6)        5.54            0.00            (3.45)
January 1, 2003 to December 31, 2003(9) ...     $18.98      (0.09)(6)        9.30           (0.01)           (0.65)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 89


Financial Highlights

               Ending      Ratio to Average Net Assets (Annualized)(1)
             Net Asset   -----------------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


   0.00        $18.22        (0.08)%       1.44%        0.00%     1.44%     (41.27)%      27%         $  382,412
   0.00        $36.28        (0.45)%       1.44%        0.00%     1.44%      21.87%       48%         $  715,334
   0.00        $32.63        (0.15)%       1.44%      (0.01)%     1.43%      15.44%       33%         $  656,151
   0.00        $31.17        (0.70)%       1.50%      (0.03)%     1.47%       8.66%       33%         $  606,811
   0.00        $29.19        (0.96)%       1.57%      (0.04)%     1.53%      19.89%       34%         $  598,226
   0.00        $27.40        (0.55)%       1.56%      (0.02)%     1.54%      48.49%       30%         $  673,580

   0.00        $16.75        (0.87)%       2.19%        0.00%     2.19%     (41.68)%      27%         $   53,515
   0.00        $33.98        (1.20)%       2.19%        0.00%     2.19%      20.94%       48%         $  123,492
   0.00        $30.96        (0.91)%       2.19%      (0.01)%     2.18%      14.61%       33%         $  128,970
   0.00        $29.92        (1.46)%       2.26%      (0.02)%     2.24%       7.99%       33%         $  133,825
   0.00        $28.21        (1.71)%       2.33%      (0.05)%     2.28%      18.95%       34%         $  136,825
   0.00        $26.79        (1.37)%       2.36%      (0.01)%     2.35%      47.28%       30%         $  126,152

   0.00        $16.80        (0.85)%       2.19%       0.00%      2.19%     (41.69)%      27%         $   69,952
   0.00        $34.07        (1.20)%       2.19%       0.00%      2.19%      20.96%       48%         $  146,997
   0.00        $31.03        (0.91)%       2.19%      (0.01)%     2.18%      14.57%       33%         $  143,872
   0.00        $29.99        (1.46)%       2.26%      (0.02)%     2.24%       8.01%       33%         $  146,162
   0.00        $28.27        (1.71)%       2.34%      (0.05)%     2.29%      19.00%       34%         $  157,329
   0.00        $26.83        (1.32)%       2.34%      (0.02)%     2.32%      47.34%       30%         $  158,942

   0.00        $18.50          0.49%       0.99%      (0.04)%     0.95%     (40.96)%      27%         $  340,878
   0.00        $36.77          0.13%       0.97%      (0.03)%     0.94%       7.20%       48%         $    8,707

   0.00        $18.50        (0.02)%       1.57%      (0.21)%     1.36%     (41.20)%      27%         $1,461,833
   0.00        $36.73        (0.37)%       1.61%      (0.25)%     1.36%      21.95%       48%         $3,183,124
   0.00        $32.98        (0.05)%       1.61%      (0.25)%     1.36%      15.53%       33%         $2,571,031
   0.00        $31.45        (0.57)%       1.58%      (0.24)%     1.34%       8.83%       33%         $1,926,165
   0.00        $29.40        (0.79)%       1.40%      (0.04)%     1.36%      20.09%       34%         $1,359,158
   0.00        $27.53        (0.41)%       1.42%      (0.02)%     1.40%      48.70%       30%         $1,167,094

             90 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Prospectus for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after

             Wells Fargo Advantage Small and Mid Cap Stock Funds 91


Notes to Financial Statements

foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

AFFILIATE SECURITIES

An affiliate company is a company in which a Fund has ownership of at least 5% of the outstanding voting shares. Companies that are affiliates of a Fund at period-end are noted in the Fund's Portfolio of Investments. The following such positions were held by the Small Cap Value Fund at October 31, 2008:

                                                                                                                       % of
                                                                                                                    Outstanding
                                                                            Market       Unrealized     Dividend       Voting
Security Name                                  Quantity        Cost          Value        Gain/Loss      Income        Shares
-------------                                -----------   -----------   ------------   ------------   ----------   -----------
Apex Silver Mines Limited                    $ 4,022,000   $51,310,428   $  5,349,260   $(45,961,168)  $        0       6.82%
Argo Group International Holdings Ltd          1,554,912    64,080,704     49,601,693    (14,479,011)           0       5.06%
Capstead Mortgage Corporation                  4,360,700    52,782,785     43,825,035     (8,957,750)   5,388,073       7.73%
Champion Enterprises Incorporated              8,031,800    68,332,519     15,019,466    (53,313,053)           0      10.32%
China Grentech Corporation Limited Adr         2,158,800    22,531,166      2,676,912    (19,854,254)           0       8.64%
Citadel Broadcasting Corporation              14,477,696    47,654,964      4,053,755    (43,601,210)           0       5.36%
Constar International Incorporated               964,400     6,965,486        395,404     (6,570,082)           0       7.45%
Covenant Transportation Group Incorporated       924,100    14,645,838      1,931,369    (12,714,469)           0       7.90%
Cray Incorporated                              3,091,205    29,434,619      9,706,384    (19,728,235)           0       9.26%
Cross Country Healthcare Incorporated          2,448,055    43,910,324     27,711,983    (16,198,341)           0       7.98%
Fleetwood Enterprises Incorporated             5,905,500    40,817,357      2,657,472    (38,159,885)           0       7.74%
Global Industries Limited                      7,535,731    83,360,777     19,216,114    (64,144,663)           0       6.55%
Hatteras Financial Corporation                 1,381,915    32,501,872     30,125,747     (2,376,125)   2,155,561       5.16%
Intermec Incorporated                          3,349,155    61,768,840     43,438,540    (18,330,300)           0       5.43%
Interoil Corporation                           3,084,400    69,900,436     44,538,736    (25,361,700)           0       8.66%
Intertape Polymer group Incorporated           7,769,470    48,058,179     15,927,414    (32,130,766)           0      13.18%
McMoRan Exploration Company                    3,651,100    47,220,158     51,809,109      4,588,951            0       5.18%
MRV Communications Incorporated               10,655,900    28,110,616      7,884,300    (20,226,315)           0       6.78%
Newpark Resources Incorporated                 8,329,800    48,995,059     47,896,350     (1,098,709)           0       9.35%
Nymagic Incorporated                             597,800    15,875,647     10,431,610     (5,444,037)     154,904       7.12%
Orasure Technologies Incorporated              4,974,469    40,787,039     22,932,302    (17,854,737)           0      10.62%
OSI Systems Incorporated                       1,555,190    30,009,247     17,884,685    (12,124,562)           0       8.72%
Palm Harbor Homes Incorporated                 1,510,310    13,794,346     12,988,666       (805,680)           0       6.61%
Phi Incorporated                                 833,939    19,882,489     17,496,040     (2,386,449)           0       6.70%
Prestige Brands Holdings Incorporated          2,659,060    28,910,756     18,374,105    (10,536,652)           0       5.32%
Randgold Resources Limited Adr                 4,270,800    64,292,230    132,437,508     68,145,278      544,116       5.59%
Skyline Corporation                              514,195    14,793,486     11,116,896     (3,676,590)     304,217       6.13%
US Concrete Incorporated                       2,352,411    16,567,330      7,410,095     (9,157,235)           0       5.91%
Webco Industries Incorporated                    102,165     6,084,300      7,355,844      1,271,544            0      13.48%

             92 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At October 31, 2008, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                               Undistributed   Undistributed
                                    Net             Net
                                 Investment       Realized        Paid-in
FUND                               Income         Gain/Loss       Capital
----                           -------------   -------------   ------------
C&B MID CAP VALUE FUND          $(1,874,808)    $ 1,874,808    $          0
COMMON STOCK FUND                 5,247,343       2,916,812      (8,164,155)
MID CAP GROWTH FUND               1,227,838       2,723,602      (3,951,440)
SMALL CAP GROWTH FUND             3,386,361       2,085,640      (5,472,001)
SMALL CAP OPPORTUNITIES FUND       (167,490)        167,490               0
SMALL CAP VALUE FUND             34,108,011      (2,999,121)    (31,108,890)

             Wells Fargo Advantage Small and Mid Cap Stock Funds 93


Notes to Financial Statements

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2005; October 31, 2006; October 31, 2007; October 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2008, the Funds' net capital loss carryforwards, which are available to offset future net realized capital gain, were:

                         Expiration    Capital Loss
FUND                        Year      Carryforwards
----                     ----------   -------------
C&B MID CAP VALUE FUND      2016       $85,280,093
COMMON STOCK FUND           2016        10,053,057
MID CAP GROWTH FUND         2009           139,021
                            2016         3,293,594
SMALL CAP GROWTH FUND       2009         9,893,484
                            2016         6,714,729
SMALL CAP VALUE FUND        2010        27,035,733
                            2011         1,040,222
                            2016        23,147,927

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at

             94 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended October 31, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of October 31, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                Defaulted SIVs   % of Net
PORTFOLIO                      ($Market Value)    Assets
---------                      ---------------   --------
C&B MID CAP VALUE FUND            5,935,273        2.27%
COMMON STOCK FUND                 6,356,439        0.94%
MID CAP GROWTH FUND               1,270,491        1.20%
SMALL CAP GROWTH FUND             9,019,914        1.84%
SMALL CAP OPPORTUNITIES FUND      5,387,327        1.00%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 95


Notes to Financial Statements

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices, to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of October 31, 2008, there were no open swap contracts.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values.

Written options transactions during the year ended October 31, 2008, were as follows:

                                               COMMON STOCK FUND        SMALL CAP VALUE FUND
                                             ---------------------   -------------------------
                                                         Premiums                   Premiums
CALL OPTIONS WRITTEN                         Contracts   Received    Contracts      Received
--------------------                         ---------   ---------   ---------   -------------
Options at beginning of period                 (250)     $ (99,249)    (73,911)  $ (36,159,546)
Options written                                (250)      (157,998)   (298,385)   (146,995,815)
Options terminated in closing transactions        0              0     290,605     160,337,661
Options expired                                   0              0      30,214       5,641,430
Options split                                     0              0     (14,215)              0
Options exercised                               500        257,247       7,133       5,292,644
Options at end of period                          0      $       0     (58,559)  $ (11,883,626)

                                               SMALL CAP VALUE FUND
                                             -----------------------
                                                           Premiums
PUT OPTIONS WRITTEN                          Contracts     Received
-------------------                          ---------   -----------
Options at beginning of period                 (5,100)   $(2,079,263)
Options written                               (13,533)    (7,440,498)
Options terminated in closing transactions     15,675      8,452,119
Options expired                                     0              0
Options split                                       0              0
Options exercised                                 108         40,393
Options at end of period                       (2,850)   $(1,027,249)

             96 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadvisers are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory                                                  Subadvisory
                                                       Fees (% of                                                  Fees (% of
                                   Average Daily     Average Daily                             Average Daily     Average Daily
FUND                                Net Assets        Net Assets)         Subadviser            Net Assets        Net Assets)
----                            ------------------   -------------   --------------------   ------------------   -------------
C&B MID CAP VALUE FUND          First $500 million       0.750       Cooke & Bieler, LP     First $250 million       0.550
                                Next $500 million        0.700                              Next $250 million        0.500
                                Next $2 billion          0.650                              Next $250 million        0.450
                                Next $2 billion          0.625                              Over $750 million        0.400
                                Over $5 billion          0.600
COMMON STOCK FUND               First $500 million       0.750       Wells Capital          First $100 million       0.450
                                Next $500 million        0.700       Management             Next $100 million        0.400
                                Next $2 billion          0.650       Incorporated           Over $200 million        0.300
                                Next $2 billion          0.625
                                Over $5 billion          0.600
MID CAP GROWTH FUND             First $500 million       0.750       Wells Capital          First $100 million       0.450
                                Next $500 million        0.700       Management             Next $100 million        0.400
                                Next $2 billion          0.650       Incorporated           Over $200 million        0.300
                                Next $2 billion          0.625
                                Over $5 billion          0.600
SMALL CAP GROWTH FUND*          First $500 million       0.850       Wells Capital          First $100 million       0.550
                                Next $500 million        0.825       Management             Next $100 million        0.500
                                Next $1 billion          0.800       Incorporated           Over $200 million        0.400
                                Next $1 billion          0.775
                                Over $3 billion          0.750
SMALL CAP OPPORTUNITIES FUND*   First $500 million       0.850       Schroder Investment    First $275 million       0.500
                                Next $500 million        0.825       Management North       Over $275 million        0.450
                                Next $1 billion          0.800       America Incorporated
                                Next $1 billion          0.775
                                Over $3 billion          0.750
SMALL CAP VALUE FUND*           First $500 million       0.850       Wells Capital          First $100 million       0.550
                                Next $500 million        0.825       Management             Next $100 million        0.500
                                Next $1 billion          0.800       Incorporated           Over $200 million        0.400
                                Next $1 billion          0.775
                                Over $3 billion          0.750

* Effective March 1, 2008. Prior to March 1, 2008, Funds Management was entitled to receive an annual fee at the following rates:

                                                       Advisory Fees
                                   Average Daily       (% of Average
FUND                                Net Assets       Daily Net Assets)
----                            ------------------   -----------------
SMALL CAP GROWTH FUND           First $500 million         0.900
                                Next $500 million          0.850
                                Next $2 billion            0.800
                                Next $2 billion            0.775
                                Over $5 billion            0.750

             Wells Fargo Advantage Small and Mid Cap Stock Funds 97


Notes to Financial Statements

                                                       Advisory Fees
                                   Average Daily       (% of Average
FUND                                Net Assets       Daily Net Assets)
----                            ------------------   -----------------
SMALL CAP OPPORTUNITIES FUND    First $500 million         0.900
                                Next $500 million          0.850
                                Next $2 billion            0.800
                                Next $2 billion            0.775
                                Over $5 billion            0.750
SMALL CAP VALUE FUND            First $500 million         0.900
                                Next $500 million          0.850
                                Next $2 billion            0.800
                                Next $2 billion            0.775
                                Over $5 billion            0.750

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                   Administration Fees
                                  Average Daily       (% of Average
                                   Net Assets       Daily Net Assets)
                                ----------------   -------------------
Fund level                      First $5 billion           0.05
                                Next $5 billion            0.04
                                Over $10 billion           0.03
Class A, Class B, and Class C   All asset levels           0.28
Administrator Class             All asset levels           0.10
Institutional Class             All asset levels           0.08
Investor Class*                 All asset levels           0.40

* On June 20, 2008 Class D and Class Z converted to Investor Class. The Administration Fees for Class D and Class Z were 0.28% and 0.45% respectively.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                   % of Average
                                                     Daily Net
                                                      Assets
                                                   ------------
All Small and Mid Cap Stock Funds                      0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                   % of Average
                                                     Daily Net
SHARE CLASS                                           Assets
-----------                                        ------------
Class A, Class B, Class C, Administrator Class,
   Institutional Class and Investor Class              0.25

             98 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

For the year ended October 31, 2008, shareholder servicing fees paid were as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

                                                                  Administrator    Investor
FUND                             Class A     Class B    Class C       Class          Class
----                           ----------   --------   --------   -------------   ----------
C&B MID CAP VALUE FUND         $   81,010   $ 22,349   $ 23,220     $  134,041    $  850,672
COMMON STOCK FUND                 198,043     58,794     35,298             NA     2,138,834
MID CAP GROWTH FUND               250,098     11,156      5,968         15,865        86,743
SMALL CAP GROWTH FUND             422,510     22,432     17,934        259,747        76,439
SMALL CAP OPPORTUNITIES FUND           NA         NA         NA      1,904,013            NA
SMALL CAP VALUE FUND            1,479,319    230,199    285,152             NA     5,660,510

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended October 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management has contractually committed through February 28, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Fund level expenses, when waived, are waived proportionately among classes based upon relative net assets. Class specific expenses may also be waived within a specific class. The contractual net operating expense ratios in effect for the year ended October 31, 2008, were as follows:

                                                    Net Operating Expense Ratios
                               ----------------------------------------------------------------------
                                                             Administrator   Institutional   Investor
FUND                           Class A   Class B   Class C       Class           Class         Class
----                           -------   -------   -------   -------------   -------------   --------
C&B MID CAP VALUE FUND         1.20%(1)  1.95%(1)  1.95%(1)      1.15%           0.90%        1.25%
COMMON STOCK FUND              1.26%(2)  2.01%(2)  2.01%(2)        NA              NA         1.29%
MID CAP GROWTH FUND            1.40%     2.15%     2.15%         1.15%           0.90%        1.49%(3)
SMALL CAP GROWTH FUND          1.40%     2.15%     2.15%         1.20%           0.90%        1.49%(4)
SMALL CAP OPPORTUNITIES FUND     NA        NA        NA          1.20%             NA           NA
SMALL CAP VALUE FUND           1.44%     2.19%     2.19%           NA            0.95%        1.36%

(1) Effective June 20, 2008 the net operating expense ratio for the C&B Mid Cap Value Fund Class A decreased from 1.40% to 1.20% and Classes B and C decreased from 2.15% to 1.95%. The blended net operating expense ratios for the year ended October 31, 2008 for the C&B Mid Cap Value Fund Class A, Class B, and Class C are 1.35%, 2.10%, and 2.09% respectively

(2) Effective June 20, 2008 the net operating expense ratio for the Common Stock Fund Class A decreased from 1.31% to 1.26% and Classes B and C decreased from 2.06% to 2.01%. The blended net operating expense ratios for the year ended October 31, 2008 for the Common Stock Fund Class A, Class B, and Class C are 1.29%, 2.06%, and 2.06% respectively.

(3) Effective June 20, 2008 the net operating expense ratio for the Mid Cap Growth Fund Investor Class decreased from 1.57% to 1.49%. The blended net operating expense ratio for the year ended October 31, 2008 for the Mid Cap Growth Fund Investor Class is 1.55%.

(4) Effective June 20, 2008 the net operating expense ratio for the Small Cap Growth Fund Investor Class decreased from 1.57% to 1.49%. The blended net operating expense ratio for the year ended October 31, 2008 for the Small Cap Growth Fund Investor Class is 1.55%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 99


Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended October 31, 2008, were as follows:

                                 Purchases
FUND                              at Cost     Sales Proceeds
----                           ------------   --------------
C&B MID CAP VALUE FUND         $156,500,355   $  579,718,830
COMMON STOCK FUND               723,711,026      728,339,322
MID CAP GROWTH FUND             130,433,223      126,877,995
SMALL CAP GROWTH FUND           687,666,411      360,631,274
SMALL CAP OPPORTUNITIES FUND    493,457,069      531,460,587
SMALL CAP VALUE FUND            872,974,799    1,059,032,907

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the year ended October 31, 2008, there were no borrowings by any of the Funds under this agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 was as follows:

                                                             Return
                                 Ordinary      Long-Term       of      Dividends Paid
                                  Income     Capital Gain    Capital   on Redemptions       Total
FUND                               2008          2008         2008          2008            2008
----                           -----------   ------------   --------   --------------   ------------
C&B MID CAP VALUE FUND         $54,009,021   $ 92,671,032   $      0         $0         $146,680,053
COMMON STOCK FUND               39,641,360    147,675,745    839,245          0          188,156,350
MID CAP GROWTH FUND             15,264,107     15,713,766          0          0           30,977,873
SMALL CAP GROWTH FUND           35,987,552     31,124,496          0          0           67,112,048
SMALL CAP OPPORTUNITIES FUND    22,197,855     90,988,884          0          0          113,186,739
SMALL CAP VALUE FUND             3,561,113    535,879,448          0          0          539,440,561

                                                             Return
                                 Ordinary      Long-Term       of      Dividends Paid
                                  Income     Capital Gain    Capital   on Redemptions       Total
FUND                               2007          2007         2007          2007            2007
----                           -----------   ------------   --------   --------------   ------------
C&B MID CAP VALUE FUND         $19,097,771   $ 77,072,899      $0        $        0     $ 96,170,670
COMMON STOCK FUND               33,334,695    196,362,142       0                 0      229,696,837
MID CAP GROWTH FUND              7,077,775     12,533,695       0                 0       19,611,470
SMALL CAP GROWTH FUND           16,631,826     19,507,842       0                 0       36,139,668
SMALL CAP OPPORTUNITIES FUND    48,940,264     74,880,861       0                 0      123,821,125
SMALL CAP VALUE FUND                     0    314,256,929       0         3,228,228      317,485,157

             100 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

As of October 31, 2008, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation (depreciation) is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

                                                                    Unrealized
                                Undistributed     Undistributed    Appreciation    Capital Loss
FUND                           Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward       Total
----                           ---------------   --------------   --------------   ------------   -------------
C&B MID CAP VALUE FUND            $2,896,924       $         0    $(137,486,891)   $(85,280,093)  $(219,870,060)
COMMON STOCK FUND                          0                 0     (116,662,121)    (10,053,057)   (126,715,178)
MID CAP GROWTH FUND                        0                 0      (51,542,222)     (3,432,615)    (54,974,837)
SMALL CAP GROWTH FUND                      0                 0     (241,381,311)    (16,608,213)   (257,989,524)
SMALL CAP OPPORTUNITIES FUND          34,642        21,371,032     (143,309,543)              0    (121,903,869)
SMALL CAP VALUE FUND                       0                 0     (618,687,016)    (51,223,882)   (669,910,898)

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. The Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, Management has determined the adoption of SFAS 157 will not impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of October 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 101


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund, (the "Funds"), six of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights of the C&B Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Opportunities Fund for the periods presented and the Common Stock Fund and Small Cap Value Fund for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Common Stock Fund and Small Cap Value Fund for the year ended December 31, 2003 were audited by other auditors whose report dated February 3, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Philadelphia, Pennsylvania
December 22, 2008

             102 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gains distribution for the year ended October 31, 2008:

                               Capital Gain
FUND                             Dividend
----------------------------   ------------
C&B MIDCAP VALUE FUND          $ 92,671,032
COMMON STOCK FUND               147,675,745
MID CAP GROWTH FUND              15,713,766
SMALL CAP GROWTH FUND            31,124,496
SMALL CAP OPPORTUNITIES FUND     90,988,884
SMALL CAP VALUE FUND            535,879,448

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended October 31, 2008 as qualifying for the corporate dividends-received deduction:

                               Dividend-Received
                                Deduction (% of
                                Ordinary Income
FUND                               Dividends)
----------------------------   -----------------
C&B MIDCAP VALUE FUND                20.66
COMMON STOCK FUND                    15.57
MID CAP GROWTH FUND                   6.23
SMALL CAP GROWTH FUND                 1.97
SMALL CAP OPPORTUNITIES FUND         23.34
SMALL CAP VALUE FUND                 99.97

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2008 as qualified dividend income (QDI):

FUND                               QDI
----------------------------   -----------
C&B MIDCAP VALUE FUND          $11,050,276
COMMON STOCK FUND                6,778,673
MID CAP GROWTH FUND                944,839
SMALL CAP GROWTH FUND              708,951
SMALL CAP OPPORTUNITIES FUND     5,358,276
SMALL CAP VALUE FUND             3,560,195

             Wells Fargo Advantage Small and Mid Cap Stock Funds 103


Other Information (Unaudited)

Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate the following amount(s) of their income dividends paid during the year ended October 31, 2008, as interest-related dividends:

                               Interest-Related
FUND                               Dividends
----------------------------   ----------------
C&B MIDCAP VALUE FUND             $1,044,988
COMMON STOCK FUND                  1,305,545
SMALL CAP OPPORTUNITIES FUND       2,291,679
SMALL CAP VALUE FUND               1,144,247

Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year ended October 31, 2008:

                               Short-Term Capital
FUND                             Gain Dividends
----------------------------   ------------------
C&B MIDCAP VALUE FUND             $50,808,683
COMMON STOCK FUND                  33,900,197
MID CAP GROWTH FUND                15,263,960
SMALL CAP GROWTH FUND              35,987,552
SMALL CAP OPPORTUNITIES FUND       19,588,812

DISTRIBUTION INFORMATION

On December 14, 2007, the Common Stock Fund paid a distribution of $3.60815 per share to shareholders of record as of December 13, 2007, that included amounts from capital gain and return of capital. On December 18, 2007, the Common Stock Fund paid a distribution of $.11102 (Class A) per share and $.11546 (Class Z) per share to shareholders of record as of December 17, 2007, that included amounts from net investment income and return of capital. It is a requirement of law to notify shareholders if an investment company pays a dividend, or makes a distribution in the nature of a dividend payment, to its shareholders from sources other than net investment income. Accordingly, pursuant to Rule 19a-1 of the 1940 Act, the sources of the distributions are as follows:

DISTRIBUTION DATE   Net Investment income   Capital Gain   Return of Capital
-----------------   ---------------------   ------------   -----------------
December 14, 2007              NA               87.63%           12.37%
December 18, 2007            7.50%                 NA            92.50%

These figures provided are for informational purposes only and should not be used for tax reporting. Shareholders should have received their 2007 IRS Form 1099-DIV in January 2008 for any taxable accounts, which contained the appropriate information to enable them to file their federal and state income tax returns.

A "return of capital" represents a return of shareholders' original investment in their shares and should not be confused with dividend "yield" or "income." Shareholders that held Common Stock Fund shares in taxable accounts must, upon a taxable disposition of their shares, reduce the cost basis in their shares to the extent that the distribution contains a return of capital and, if they have no further basis in their shares, report any excess as capital gain. Shareholders should consult their tax advisers regarding the federal, state and local tax considerations that may be applicable to their individual circumstances.

             104 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          Position Held and                                                                               Other
Name and Age             Length of Service(2)      Principal Occupations During Past Five Years                       Directorships
------------           -----------------------     --------------------------------------------                       -------------
Thomas S. Goho         Trustee, since 1987         Co-Director for the Calloway School of Stephens University of      None
66                                                 Wake Forest University. Prior thereto, the Thomas Goho Chair of
                                                   Finance of Wake Forest University, Calloway School of Business
                                                   and Accountancy, from 2006-2007 and Associate Professor of
                                                   Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;        President and Co-Founder of Crystal Geyser Water Company.          None
66                     Chairman, since 2005
                       (Lead Trustee since 2001)

Judith M. Johnson      Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief          None
59                                                 Investment Officer of Minneapolis Retirement Fund from 1996 to
                                                   2008.

Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,        None
55                                                 University of Pennsylvania. Director of the Boettner Center on
                                                   Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                                   Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota Initiative Foundation,     None
56                                                 a non-profit organization since 2007 and Senior Fellow at the
                                                   Humphrey Institute Policy Forum at the University of Minnesota
                                                   since 1995.

Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.                    None
68

INTERESTED TRUSTEE(3)

                          Position Held and                                                                               Other
Name and Age             Length of Service(2)      Principal Occupations During Past Five Years                       Directorships
------------           -----------------------     --------------------------------------------                       -------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto, Chairman    None
64                                                 of Whitepoint Capital, LLC until 2004.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 105


Other Information (Unaudited)

OFFICERS

                          Position Held and                                                                               Other
Name and Age             Length of Service(2)      Principal Occupations During Past Five Years                       Directorships
------------           -----------------------     --------------------------------------------                       -------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and President   None
49                                                 of Wells Fargo Funds Management, LLC since 2003. Senior Vice
                                                   President and Chief Administrative Officer of Wells Fargo Funds
                                                   Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds           None
48                     Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing Senior
                       since 2003                  Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting and Tax   None
49                                                 for Wells Fargo Funds Management, LLC since 2007. Director of
                                                   Fund Administration and SEC Reporting for TIAA-CREF from 2005 to
                                                   2007. Chief Operating Officer for UMB Fund Services, Inc. from
                                                   2004 to 2005. Controller for Sungard Transaction Networks from
                                                   2002 to 2004.

Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management, LLC      None
44                     since 2007                  since 2007. Chief Compliance Officer of Parnassus Investments
                                                   from 2005 to 2007. Chief Financial Officer of Parnassus
                                                   Investments from 2004 to 2007 and Senior Audit Manager of
                                                   PricewaterhouseCoopers LLP from 1998 to 2004.

(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of October 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

             106 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.
                 www.wellsfargo.com/advantagefunds                  113576 12-08
                                                              ASMCLD/AR122-10-08

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Annual Report

October 31, 2008

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE DISCOVERY FUND(SM)

-    WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM)

-    WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

-    WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM)

-    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

-    WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Discovery Fund ...........................................................     6
Enterprise Fund ..........................................................    10
Mid Cap Disciplined Fund .................................................    14
Opportunity Fund .........................................................    18
Small Cap Disciplined Fund ...............................................    22
Small/Mid Cap Value Fund .................................................    28
FUND EXPENSES ............................................................    32
PORTFOLIO OF INVESTMENTS
Discovery Fund ...........................................................    35
Enterprise Fund ..........................................................    40
Mid Cap Disciplined Fund .................................................    45
Opportunity Fund .........................................................    50
Small Cap Disciplined Fund ...............................................    55
Small/Mid Cap Value Fund .................................................    60
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    66
Statements of Operations .................................................    68
Statements of Changes in Net Assets ......................................    70
Financial Highlights .....................................................    78
NOTES TO FINANCIAL STATEMENTS ............................................    84
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    95
OTHER INFORMATION ........................................................    96
LIST OF ABBREVIATIONS ....................................................   100

The views expressed are as of October 31, 2008, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Small and Mid Cap Stock Funds.

              NOT EDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT EDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Not part of the annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation
Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation
Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced
Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the annual report.

              2 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

                        VOLATILITY ACROSS THE FINANCIAL
                      MARKETS ROSE TO RECORD HIGHS DURING
                              THE 12-MONTH PERIOD.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds for the 12-month period that ended October 31, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY SPIKED AMID GLOBAL FINANCIAL CRISIS.

Volatility across the financial markets rose to record highs during the 12-month period. Dislocations that had first surfaced in the subprime mortgage market after years of credit excesses and lax lending standards spread across the financial system. This contagion resulted in a vicious circle of declining asset values that escalated the credit crunch into a global financial crisis.

As the period began, delinquencies and foreclosures in the housing market continued to accelerate, further boosting housing inventory levels and depressing home prices. Mounting loan losses among lenders and a decline in the value of the mortgage-backed securities tied to those loans hurt the capital ratios of the overleveraged institutions that held the securities. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of financial institutions holding the securities.

RAPID STRUCTURAL CHANGES TRANSFORMED THE FINANCIAL LANDSCAPE.

By the end of the 12-month period, the financial landscape was in the midst of its most consequential changes since the 1930s. Fear reached extreme levels in March 2008, with the forced sale of failing investment bank Bear Stearns to JPMorgan Chase and again in September and October as the period ended with one of the most tumultuous two-month spans that the financial markets have ever experienced. The failure or government takeover of several of the nation's most well-known financial institutions led to a crisis of confidence that resulted in the global financial system becoming nearly frozen, with large financial institutions too fearful even to lend to one another.

In September alone, government-sponsored enterprises Fannie Mae and Freddie Mac were placed into government receivership, investment bank Lehman Brothers filed Chapter 11 bankruptcy, Merrill Lynch was hastily sold to Bank of America, the government effectively took over insurer American International Group, investment banks Goldman Sachs and Morgan Stanley converted into bank holding companies, and Washington Mutual was bought by JPMorgan Chase.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 3


Letter to Shareholders

THROUGHOUT THE 12-MONTH PERIOD, THE FEDERAL RESERVE TOOK REPEATED ACTIONS IN AN EFFORT TO STABILIZE THE FINANCIAL SYSTEM.

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the 12-month period, the Federal Reserve took repeated actions in an effort to stabilize the financial system. This included a rapid succession of cuts in the target federal funds rate from 4.75% to 1.00%; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary facilities.

In February 2008, Congress passed an economic stimulus bill featuring tax rebate checks for consumers. This helped boost spending through the early summer, but spending fell sharply in July and remained weak throughout the rest of the period. In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury to establish the $700 billion Troubled Asset Relief Program (TARP) to directly purchase mortgage securities and other troubled assets from financial institutions. In the final weeks of the period, the Treasury moved to invest $250 billion of the TARP funds in direct equity stakes in the nation's banks.

ECONOMIC GROWTH WEAKENED, BUT INFLATION PRESSURES EASED.

Economic growth weakened during the 12-month period, leading to growing concerns of an economic recession. Growth in gross domestic product (GDP) was negative in the fourth quarter of 2007 and again in the third quarter of 2008. Amid this environment, consumer confidence and spending declined sharply as income growth slowed and the unemployment rate rose to 6.5%.

On the positive side, the economic slowing helped ease the inflation fears that had grown due to surging gasoline and food prices. Headline inflation moderated as crude oil prices saw a rapid reversal in the later months of the period. This gave the Fed more leeway for interest-rate cuts without the immediate concern of higher inflation pressures. The U.S. dollar also reversed course from its multiyear weakening trend, showing significant strength against the euro during the latter half of the period.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY.

The equity markets were turbulent throughout the period, with volatility rising to extreme levels in March 2008 and again in September and October. The broad market, as measured by the S&P 500 Index, rose early in the period, closing at an all-time high in October 2007. The index then began an extended decline and ended the 12-month period down 36%, with a nearly 17% decline during October in the worst month for the stock markets since October 1987.

Small cap stocks outpaced both large cap and mid cap stocks during the 12-month period, with large caps moderately outperforming mid caps. The Russell Midcap(R) Index(1) declined more than 40%, and the Russell 2000(R) Index2 of small cap stocks fell 34%. The value and growth styles both performed poorly over the 12-month period, with value slightly outpacing growth despite the higher weighting of the value indices in the volatile financials sector.

(1) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

              4 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

              6 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DISCOVERY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION
December 31, 1987

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

DISCOVERY FUND                     1 YEAR
--------------                     ------
Investor Class                     (39.00)%
Russell 2500(TM) Growth Index(1)   (41.00)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.38% AND 1.58%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

            GROWTH OF $10,000 INVESTMENTS(2) (AS OF OCTOBER 31, 2008)

               WELLS FARGO         WELLS FARGO
                ADVANTAGE           ADVANTAGE
                DISCOVERY           DISCOVERY         RUSSELL 2500
             FUND - CLASS A   FUND - INVESTOR CLASS   GROWTH INDEX
             --------------   ---------------------   ------------
10/31/1998        9,423               10,000             10,000
11/30/1998        9,894               10,500             10,711
12/31/1998       10,723               11,380             11,743
 1/31/1999       10,801               11,463             12,082
 2/28/1999        9,815               10,416             11,102
 3/31/1999        9,654               10,246             11,619
 4/30/1999        9,993               10,606             12,546
 5/31/1999       10,060               10,677             12,676
 6/30/1999       10,187               10,812             13,572
 7/31/1999        9,685               10,278             13,295
 8/31/1999        9,085                9,642             13,007
 9/30/1999        8,976                9,526             13,101
10/31/1999        8,952                9,500             13,739
11/30/1999        9,715               10,310             15,361
12/31/1999       11,290               11,981             18,258
 1/31/2000       10,823               11,486             18,156
 2/29/2000       12,519               13,286             22,813
 3/31/2000       12,586               13,357             21,023
 4/30/2000       11,974               12,708             18,975
 5/31/2000       12,113               12,856             17,285
 6/30/2000       12,580               13,351             19,571
 7/31/2000       12,840               13,627             17,967
 8/31/2000       13,185               13,993             20,309
 9/30/2000       12,507               13,273             18,995
10/31/2000       11,907               12,637             17,820
11/30/2000       10,920               11,589             14,425
12/31/2000       11,737               12,457             15,320
 1/31/2001       12,540               13,308             16,312
 2/28/2001       11,687               12,404             13,795
 3/31/2001       11,408               12,107             12,269
 4/30/2001       12,540               13,308             14,139
 5/31/2001       12,482               13,247             14,548
 6/30/2001       12,883               13,673             14,878
 7/31/2001       12,160               12,905             13,781
 8/31/2001       11,601               12,312             12,864
 9/30/2001       10,448               11,089             10,850
10/31/2001       11,122               11,803             11,920
11/30/2001       11,723               12,442             12,950
12/31/2001       12,227               12,976             13,660
 1/31/2002       12,169               12,915             13,076
 2/28/2002       11,951               12,684             12,269
 3/31/2002       12,742               13,522             13,257
 4/30/2002       12,376               13,135             12,817
 5/31/2002       12,317               13,072             12,171
 6/30/2002       11,661               12,376             11,052
 7/31/2002       10,842               11,506              9,679
 8/31/2002       10,834               11,498              9,677
 9/30/2002       10,216               10,842              8,945
10/31/2002       10,789               11,451              9,459
11/30/2002       11,326               12,020             10,339
12/31/2002       10,745               11,403              9,686
 1/31/2003       10,439               11,079              9,474
 2/28/2003       10,424               11,063              9,253
 3/31/2003       10,558               11,205              9,376
 4/30/2003       11,266               11,957             10,194
 5/31/2003       12,056               12,795             11,274
 6/30/2003       12,101               12,842             11,506
 7/31/2003       12,980               13,776             12,272
 8/31/2003       13,837               14,685             12,930
 9/30/2003       13,360               14,179             12,653
10/31/2003       14,508               15,397             13,693
11/30/2003       14,724               15,626             14,157
12/31/2003       14,864               15,775             14,172
 1/31/2004       15,422               16,367             14,762
 2/29/2004       15,753               16,719             14,900
 3/31/2004       15,572               16,527             14,952
 4/30/2004       14,955               15,871             14,317
 5/31/2004       15,256               16,191             14,615
 6/30/2004       15,678               16,639             14,972
 7/31/2004       14,442               15,327             13,800
 8/31/2004       13,915               14,768             13,522
 9/30/2004       14,962               15,879             14,132
10/31/2004       15,520               16,471             14,534
11/30/2004       16,704               17,728             15,498
12/31/2004       17,196               18,250             16,239
 1/31/2005       16,477               17,487             15,667
 2/28/2005       16,517               17,530             15,978
 3/31/2005       16,125               17,114             15,537
 4/30/2005       15,077               16,001             14,697
 5/31/2005       16,419               17,425             15,676
 6/30/2005       16,973               18,013             16,089
 7/31/2005       18,038               19,144             17,134
 8/31/2005       17,946               19,046             16,937
 9/30/2005       18,466               19,598             17,102
10/31/2005       17,485               18,556             16,543
11/30/2005       18,181               19,295             17,467
12/31/2005       18,442               19,572             17,567
 1/31/2006       19,820               21,035             18,897
 2/28/2006       19,721               20,930             18,840
 3/31/2006       20,325               21,571             19,644
 4/30/2006       20,667               21,934             19,704
 5/31/2006       19,244               20,423             18,529
 6/30/2006       19,487               20,681             18,441
 7/31/2006       18,712               19,859             17,542
 8/31/2006       19,217               20,395             17,964
 9/30/2006       19,334               20,519             18,219
10/31/2006       20,100               21,332             19,117
11/30/2006       20,992               22,278             19,767
12/31/2006       20,842               22,120             19,721
 1/31/2007       21,648               22,975             20,348
 2/28/2007       21,610               22,935             20,338
 3/31/2007       22,094               23,448             20,517
 4/30/2007       22,492               23,871             21,147
 5/31/2007       24,019               25,491             22,162
 6/30/2007       24,123               25,601             21,952
 7/31/2007       23,943               25,410             21,032
 8/31/2007       24,265               25,742             21,354
 9/30/2007       25,820               27,393             22,095
10/31/2007       26,617               28,198             23,009
11/30/2007       25,128               26,628             21,651
12/31/2007       25,461               26,970             21,633
 1/31/2008       22,688               24,038             19,870
 2/29/2008       21,950               23,254             19,471
 3/31/2008       21,201               22,459             19,235
 4/30/2008       23,325               24,702             20,394
 5/31/2008       25,618               27,136             21,468
 6/30/2008       24,913               26,400             19,931
 7/31/2008       24,086               25,510             19,861
 8/31/2008       23,996               25,415             20,193
 9/30/2008       20,318               21,521             17,521
10/31/2008       16,236               17,200             13,575

(1) The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE DISCOVERY FUND CLASS A and Investor Class shares for the most recent ten years with the Russell 2500 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 7


Performance Highlights (Unaudited)

                                WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark for the period, due primarily to our allocation decisions in the energy sector earlier in the year and our positioning within consumer staples.

- Our stock selection was positive for the period, with the most strength coming from the consumer discretionary, energy, and consumer staples sectors.

- We adhered to our portfolio construction process of 45% to 55% core growth holdings, 35% to 45% developing situations, and 5% to 10% valuation opportunities.

OUR INVESTMENT PROCESS OF FUNDAMENTAL, BOTTOM-UP RESEARCH LED TO STRONG STOCK SELECTION IN THE CONSUMER DISCRETIONARY, ENERGY, AND CONSUMER STAPLES SECTORS.

A strong performer in the consumer discretionary sector was WMS Industries, which designs, manufactures, and globally distributes gaming machines and lottery terminals in various gaming areas. The company was a strong contributor in the early months of the year. WMS posted solid earnings during the period despite a downturn within the gaming industry due to weakening consumer spending. Our average overweight within the energy sector over the past 12 months also contributed to performance, despite the significant correction within the sector since mid-summer. We benefited from our reduced exposure to drillers and increased focus on exploration-and-production companies, which we believe are more fundamentally resilient to the fluctuating price of oil.

Areas that detracted from performance for the period were the industrials, information technology, and health care sectors. The biggest detractors in industrials were our positions within electrical equipment, such as alternative energy names A-Power Energy Generation and First Solar. Within information technology, our overweight detracted the most from performance. Our biggest exposure and overweight within the sector was in software and services, which detracted. Our weakest performance, however, came from technology equipment names Brightpoint and Foundry Networks.

In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Equinix Incorporated                      3.72%
SBA Communications Corporation Class A    3.02%
DeVry Incorporated                        2.88%
Activision Blizzard Incorporated          2.87%
New York Community Bancorp Incorporated   2.75%
NII Holdings Incorporated                 2.66%
Airgas Incorporated                       2.47%
Petrohawk Energy Corporation              2.15%
TreeHouse Foods Incorporated              2.12%
Monolithic Power Systems                  2.08%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             8 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Telecommunication Services    (6%)
Consumer Discretionary       (12%)
Consumer Staples              (7%)
Energy                        (8%)
Financials                    (8%)
Health Care                  (17%)
Industrials                  (16%)
Information Technology       (22%)
Materials                     (4%)

WE INCREASED THE FUND'S EXPOSURE TO CONSUMER STAPLES.

During the period, we actively managed the Fund's positions as we continued to focus on portfolio construction. We followed our investment strategy with 45% to 55% core growth holdings, 35% to 45% developing situations, and 5% to 10% valuation opportunities. Throughout the period, as market volatility continued to rattle the broader marketplace, we increased the Fund's weight in core growth holdings and decreased our exposure to the more volatile developing situation and valuation opportunity names. We increased our weighting in consumer staples names during the period, particularly within the food and beverage industry. This included companies such as Flowers Foods, Ralcorp Holdings, and Dean Foods. Our thesis for this shift was twofold: macroeconomic and fundamental. From a macroeconomic perspective, we are seeing consumers trade down to generic labels from the pricier brandname labels. Flowers Foods and Ralcorp Holdings are both leaders within the private-label market. From a fundamental perspective, these companies are poised to expand margins because they have maintained price increases even as falling commodity prices have dramatically cut their production costs.

WE BELIEVE THAT INFLATION REMAINS A POSSIBLE RISK FOR THE EQUITY MARKETS.

Our outlook on the economy and the equity markets has shifted from balanced to more negative. We expect that various government actions should help improve market sentiment, but we are also concerned about the rising cost of capital, the freeze within the credit market, weakening consumer sentiment, and declining forward earnings forecasts. We are cognizant of these issues and have positioned the Fund more toward our core growth holdings and developing situations that exhibit strong earnings visibility. From a corporate perspective, balance sheets are healthier than in previous downturns. Cash-to-debt levels for companies in the S&P 500 Index were about 15% during the 1990-1991 recession and were about 23% in the 2001 recession. By contrast, companies now have significantly stronger balance sheets, with average cash levels at 38%.

In this environment of continued uncertainty, we remain focused on selecting securities one at a time. We describe our research process as "surrounding the company," in which we analyze competitors, suppliers, and customers up and down the market capitalization spectrum. Our viewpoint is that our research process will lead us to companies that have unique sources of growth and that are positioned to withstand economic difficulties that might emerge in 2009. In addition, we believe that our portfolio construction process, which seeks to balance high-quality and developing-growth companies, has the potential to prevail during times of unpredictability.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 9


Performance Highlights (Unaudited)

                                WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                     Including Sales Charge              Excluding Sales Charge           Expense Ratio
                              -----------------------------------  -----------------------------------  ----------------
DISCOVERY FUND                6 Months*  1 Year   5 Year  10 Year  6 Months*  1 Year   5 Year  10 Year  Gross(6)  Net(7)
--------------                ---------  ------   ------  -------  ---------  ------   ------  -------  --------  ------
Class A (WFDAX)                (34.39)   (42.50)   1.07     4.97    (30.39)   (39.00)   2.28     5.59     1.41%    1.33%
Class C (WDSCX)                (31.66)   (40.57)   1.55     4.89    (30.66)   (39.57)   1.55     4.89     2.16%    2.08%
Administrator Class (WFDDX)                                         (30.30)   (38.87)   2.43     5.67     1.23%    1.15%
Institutional Class (WFDSX)                                         (30.22)   (38.74)   2.53     5.72     0.96%    0.95%
Investor Class (STDIX)                                              (30.37)   (39.00)   2.24     5.57     1.58%    1.38%
Russell 2500 Growth Index(1)                                        (33.44)   (41.00)  (0.17)    3.10

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A shares and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Discovery Fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

             10 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENTERPRISE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE ENTERPRISE FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

September 30, 1998

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

ENTERPRISE FUND                     1 YEAR
---------------                     ------
Investor Class                      (42.69)%
Russell Midcap(R) Growth Index(1)   (42.65)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.60%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF OCTOBER 31, 2008)

               WELLS FARGO         WELLS FARGO
                ADVANTAGE           ADVANTAGE
               ENTERPRISE           ENTERPRISE        RUSSELL MIDCAP
             FUND - CLASS A   FUND - INVESTOR CLASS    GROWTH INDEX
             --------------   ---------------------   --------------
10/31/1998        9,426               10,000              10,000
11/30/1998       10,647               11,298              10,675
12/31/1998       12,435               13,199              11,780
 1/31/1999       14,338               15,223              12,133
 2/28/1999       13,112               13,924              11,540
 3/31/1999       14,542               15,447              12,183
 4/30/1999       15,666               16,645              12,738
 5/31/1999       15,311               16,273              12,574
 6/30/1999       17,459               18,560              13,452
 7/31/1999       17,744               18,869              13,023
 8/31/1999       19,335               20,566              12,888
 9/30/1999       20,848               22,182              12,778
10/31/1999       23,810               25,340              13,766
11/30/1999       28,476               30,314              15,192
12/31/1999       35,679               37,991              17,822
 1/31/2000       36,379               38,747              17,819
 2/29/2000       46,005               49,009              21,565
 3/31/2000       40,436               43,086              21,587
 4/30/2000       34,348               36,600              19,491
 5/31/2000       28,018               29,866              18,071
 6/30/2000       33,907               36,149              19,988
 7/31/2000       31,909               34,021              18,722
 8/31/2000       37,029               39,493              21,546
 9/30/2000       33,042               35,237              20,493
10/31/2000       27,949               29,820              19,090
11/30/2000       22,449               23,961              14,942
12/31/2000       24,992               26,679              15,728
 1/31/2001       25,990               27,742              16,627
 2/28/2001       22,167               23,670              13,751
 3/31/2001       19,633               20,981              11,783
 4/30/2001       21,540               23,021              13,747
 5/31/2001       21,408               22,880              13,682
 6/30/2001       21,514               23,002              13,690
 7/31/2001       20,401               21,808              12,766
 8/31/2001       19,051               20,360              11,841
 9/30/2001       16,676               17,830               9,884
10/31/2001       17,841               19,062              10,923
11/30/2001       19,086               20,397              12,099
12/31/2001       19,457               20,821              12,559
 1/31/2002       18,848               20,209              12,151
 2/28/2002       17,444               18,695              11,462
 3/31/2002       19,033               20,407              12,337
 4/30/2002       18,230               19,532              11,684
 5/31/2002       17,638               18,893              11,335
 6/30/2002       16,588               17,764              10,084
 7/31/2002       14,557               15,573               9,105
 8/31/2002       14,345               15,347               9,073
 9/30/2002       13,931               14,896               8,352
10/31/2002       14,663               15,677               8,999
11/30/2002       15,096               16,128               9,703
12/31/2002       14,001               14,952               9,117
 1/31/2003       13,595               14,520               9,028
 2/28/2003       13,630               14,548               8,949
 3/31/2003       13,851               14,783               9,116
 4/30/2003       14,955               15,949               9,736
 5/31/2003       16,208               17,285              10,673
 6/30/2003       16,173               17,247              10,826
 7/31/2003       17,117               18,253              11,212
 8/31/2003       18,318               19,523              11,830
 9/30/2003       17,691               18,846              11,600
10/31/2003       19,077               20,322              12,535
11/30/2003       19,227               20,482              12,871
12/31/2003       19,236               20,482              13,011
 1/31/2004       20,216               21,517              13,441
 2/29/2004       20,419               21,733              13,666
 3/31/2004       20,128               21,413              13,640
 4/30/2004       19,139               20,369              13,255
 5/31/2004       19,678               20,933              13,568
 6/30/2004       20,278               21,564              13,784
 7/31/2004       18,645               19,814              12,871
 8/31/2004       17,983               19,118              12,712
 9/30/2004       19,157               20,350              13,187
10/31/2004       19,960               21,197              13,634
11/30/2004       21,258               22,579              14,338
12/31/2004       22,105               23,463              15,025
 1/31/2005       21,328               22,636              14,623
 2/28/2005       21,373               22,673              14,993
 3/31/2005       21,081               22,363              14,774
 4/30/2005       19,872               21,084              14,190
 5/31/2005       21,496               22,795              15,002
 6/30/2005       22,132               23,463              15,281
 7/31/2005       23,403               24,808              16,172
 8/31/2005       23,138               24,526              16,074
 9/30/2005       23,677               25,090              16,281
10/31/2005       22,573               23,915              15,802
11/30/2005       23,615               25,015              16,660
12/31/2005       24,056               25,485              16,844
 1/31/2006       25,919               27,451              17,853
 2/28/2006       25,884               27,413              17,633
 3/31/2006       26,510               28,071              18,125
 4/30/2006       27,049               28,635              18,201
 5/31/2006       25,177               26,661              17,344
 6/30/2006       25,495               26,990              17,274
 7/31/2006       24,312               25,730              16,654
 8/31/2006       24,851               26,294              17,038
 9/30/2006       25,027               26,482              17,427
10/31/2006       25,875               27,375              18,096
11/30/2006       27,120               28,692              18,805
12/31/2006       26,943               28,504              18,636
 1/31/2007       27,605               29,200              19,314
 2/28/2007       27,632               29,209              19,272
 3/31/2007       28,188               29,802              19,372
 4/30/2007       28,841               30,488              20,222
 5/31/2007       30,607               32,350              21,043
 6/30/2007       30,483               32,209              20,679
 7/31/2007       30,368               32,087              20,216
 8/31/2007       30,748               32,482              20,325
 9/30/2007       32,407               34,231              21,122
10/31/2007       33,502               35,378              21,661
11/30/2007       31,613               33,384              20,707
12/31/2007       31,737               33,507              20,764
 1/31/2008       28,223               29,802              19,114
 2/29/2008       27,870               29,425              18,822
 3/31/2008       27,323               28,842              18,490
 4/30/2008       30,095               31,767              19,832
 5/31/2008       32,478               34,278              20,876
 6/30/2008       31,154               32,877              19,349
 7/31/2008       29,477               31,109              18,615
 8/31/2008       28,956               30,544              18,785
 9/30/2008       23,959               25,278              15,915
10/31/2008       19,218               20,275              12,422

(1) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the Wells Fargo Advantage Enterprise Fund Class A and Investor Class shares for the most recent ten years with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 11


Performance Highlights (Unaudited)

                               WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund slightly underperformed its benchmark for the period, due primarily to our allocation decisions in the information technology, energy, and industrials sectors.

- Our stock selection was positive for the period, with the most strength coming from the materials, financials, and consumer discretionary sectors.

- We adhered to our portfolio construction process of 45% to 55% core growth holdings, 35% to 45% developing situations, and 5% to 10% valuation opportunities.

OUR INVESTMENT PROCESS OF FUNDAMENTAL, BOTTOM-UP RESEARCH LED TO STRONG STOCK SELECTION IN THE MATERIALS, FINANCIALS, AND CONSUMER DISCRETIONARY SECTORS.

A strong performer in the materials sector was Brazilian steel company Companhia Siderurgica, which posted outstanding financial results during the period due to increasing demand from emerging countries for building materials. Within financials, our strongest relative performance came from our bank exposure. This included holdings such as New York Community Bancorp, which is a leader in the tri-state region in both consumer and small business banking. The company had very little exposure to the mortgage markets and has weathered the recent volatility within the financial markets with a relatively clean balance sheet. Within consumer discretionary, strength came from our holding in DIRECTV Group, a satellite cable company that has been a strong competitor to regional cable networks in recent months.

Areas that detracted from Fund performance for the period were the information technology, industrials, and energy sectors. Some of our energy positions were strong performers early in the year, but the Fund's overweight position as the industry began to correct during the summer detracted from performance. Security selection was weak within information technology, particularly within the semiconductor industry. We exited the majority of our names within this space during the period, including Marvell Technology Group and MEMC Electronic Materials. Over the 12-month period, however, our positions within these names detracted from performance.

In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Equinix Incorporated                      3.28%
American Tower Corporation Class A        3.01%
Airgas Incorporated                       2.95%
DeVry Incorporated                        2.84%
Thermo Fisher Scientific Incorporated     2.70%
NII Holdings Incorporated                 2.52%
New York Community Bancorp Incorporated   2.21%
First Solar Incorporated                  2.18%
Yum! Brands Incorporated                  2.14%
Psychiatric Solutions Incorporated        2.12%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             12 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Telecommunication Services    (8%)
Consumer Discretionary       (12%)
Consumer Staples              (6%)
Energy                       (11%)
Financials                    (9%)
Health Care                  (19%)
Industrials                  (15%)
Information Technology       (16%)
Materials                     (4%)

WE INCREASED THE FUND'S EXPOSURE TO CONSUMER STAPLES.

During the period, we actively managed the Fund's positions as we continued to focus on portfolio construction. We followed our investment strategy with 45% to 55% core growth holdings, 35% to 45% developing situations, and 5% to 10% valuation opportunities. Throughout the period, as market volatility continued to rattle the broader marketplace, we increased the Fund's weight in core growth holdings and decreased our exposure to the more volatile developing situations and valuation opportunity names. We increased our weighting in consumer staples names during the period, particularly within the food and beverage industry. This included companies such as Flowers Foods, Ralcorp Holdings, and Dean Foods. Our thesis for this shift was twofold: macroeconomic and fundamental. From a macroeconomic perspective, we are seeing consumers trade down to generic labels from the pricier brand-name labels. Flowers Foods and Ralcorp Holdings are both leaders within the private-label market. From a fundamental perspective, these companies are poised to expand margins because they have maintained price increases even as falling commodity prices have dramatically cut their production costs.

WE BELIEVE THAT INFLATION REMAINS A POSSIBLE RISK FOR THE EQUITY MARKETS.

Our outlook on the economy and the equity markets has shifted from balanced to more negative. We expect that various government actions should help improve market sentiment, but we are also concerned about the rising cost of capital, the freeze within the credit market, weakening consumer sentiment, and declining forward earnings forecasts. We are cognizant of these issues and have positioned the Fund more toward our core growth holdings and developing situations that exhibit strong earnings visibility. From a corporate perspective, balance sheets are healthier than in previous downturns. Cash-to-debt levels for companies in the S&P 500 Index were about 15% during the 1990-1991 recession and were about 23% in the 2001 recession. By contrast, companies now have significantly stronger balance sheets, with average cash levels at 38%.

In this environment of continued uncertainty, we remain focused on selecting securities one at a time. We describe our research process as "surrounding the company," in which we analyze competitors, suppliers, and customers up and down the market capitalization spectrum. Our viewpoint is that our research process will lead us to companies that have unique sources of growth and that are positioned to withstand economic difficulties that might emerge in 2009. In addition, we believe that our portfolio construction process, which seeks to balance high-quality and developing-growth companies, has the potential to prevail during times of unpredictability.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 13


Performance Highlights (Unaudited)

                               WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                      Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                ----------------------------------  ----------------------------------  ----------------
ENTERPRISE FUND                 6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(6)  Net(7)
---------------                 ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SENAX)                  (39.81)   (45.94) (1.03)    6.75    (36.14)   (42.63)  0.15     7.38     1.43%    1.40%
Class C (WENCX)                  (37.39)   (44.06) (0.55)    6.77    (36.39)   (43.06) (0.55)    6.77     2.18%    2.15%
Administrator Class (SEPKX)                                          (36.06)   (42.47)  0.44     7.67     1.25%    1.15%
Institutional Class (WFEIX)                                          (35.98)   (42.31)  0.69     7.75     0.98%    0.90%
Investor Class (SENTX)                                               (36.18)   (42.69) (0.05)    7.32     1.60%    1.49%
Russell Midcap Growth Index(1)                                       (37.36)   (42.65) (0.18)    2.20

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A shares incepted on February 24, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown prior to the inception of Class A shares includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on August 30, 2002. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Enterprise Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares of the predecessor fund incepted on September 30, 1998. Institutional Class shares incepted on June 30, 2003. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Institutional Class shares of the Strong Enterprise Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares of the predecessor fund incepted on September 30, 1998.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

             14 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

December 31, 1998

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

MID CAP DISIPLINED FUND         1 YEAR
-----------------------         ------
Investor Class                  (33.19)%
Russell Midcap Value Index(1)   (38.83)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.31% AND 1.54%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF OCTOBER 31, 2008)

               WELLS FARGO         WELLS FARGO
                ADVANTAGE           ADVANTAGE
                 MID CAP             MID CAP
               DISCIPLINED         DISCIPLINED        RUSSELL MIDCAP
             FUND - CLASS A   FUND - INVESTOR CLASS     VALUE INDEX
             --------------   ---------------------   --------------
12/31/1998        9,425               10,000              10,000
 1/31/1999        9,868               10,470               9,767
 2/28/1999        9,557               10,140               9,552
 3/31/1999       11,065               11,740               9,689
 4/30/1999       11,913               12,640              10,606
 5/31/1999       11,913               12,640              10,651
 6/30/1999       12,139               12,880              10,772
 7/31/1999       11,932               12,660              10,502
 8/31/1999       10,999               11,670              10,139
 9/30/1999       10,763               11,420               9,626
10/31/1999       10,971               11,640               9,910
11/30/1999       11,508               12,210               9,728
12/31/1999       12,743               13,520               9,989
 1/31/2000       12,592               13,360               9,392
 2/29/2000       13,393               14,210               8,999
 3/31/2000       14,684               15,580              10,090
 4/30/2000       14,241               15,110              10,130
 5/31/2000       13,987               14,840              10,304
 6/30/2000       14,062               14,920               9,920
 7/31/2000       14,015               14,870              10,152
 8/31/2000       14,713               15,610              10,774
 9/30/2000       14,326               15,200              10,878
10/31/2000       14,863               15,770              11,084
11/30/2000       14,213               15,080              10,940
12/31/2000       15,648               16,603              11,905
 1/31/2001       15,981               16,956              11,862
 2/28/2001       14,790               15,692              11,811
 3/31/2001       14,023               14,878              11,484
 4/30/2001       15,305               16,238              12,116
 5/31/2001       16,092               17,074              12,460
 6/30/2001       16,254               17,245              12,294
 7/31/2001       16,405               17,406              12,244
 8/31/2001       16,395               17,395              12,021
 9/30/2001       14,194               15,060              10,874
10/31/2001       14,719               15,617              10,932
11/30/2001       16,223               17,213              11,697
12/31/2001       17,590               18,663              12,182
 1/31/2002       17,600               18,674              12,305
 2/28/2002       17,520               18,588              12,505
 3/31/2002       18,943               20,099              13,144
 4/30/2002       18,216               19,328              13,135
 5/31/2002       17,964               19,060              13,115
 6/30/2002       17,166               18,213              12,530
 7/31/2002       15,167               16,092              11,303
 8/31/2002       15,470               16,413              11,435
 9/30/2002       14,258               15,128              10,280
10/31/2002       14,874               15,781              10,607
11/30/2002       15,924               16,896              11,275
12/31/2002       15,518               16,465              11,007
 1/31/2003       15,309               16,243              10,702
 2/28/2003       14,505               15,390              10,524
 3/31/2003       14,620               15,511              10,560
 4/30/2003       15,842               16,809              11,363
 5/31/2003       17,514               18,583              12,364
 6/30/2003       17,797               18,882              12,450
 7/31/2003       18,716               19,858              12,837
 8/31/2003       19,521               20,712              13,293
 9/30/2003       19,395               20,578              13,189
10/31/2003       20,054               21,277              14,158
11/30/2003       20,660               21,920              14,568
12/31/2003       21,829               23,160              15,197
 1/31/2004       22,469               23,839              15,598
 2/29/2004       23,271               24,691              15,983
 3/31/2004       23,507               24,941              16,009
 4/30/2004       23,541               24,977              15,332
 5/31/2004       23,598               25,038              15,725
 6/30/2004       24,170               25,645              16,286
 7/31/2004       23,701               25,147              15,845
 8/31/2004       23,942               25,402              16,100
 9/30/2004       24,422               25,912              16,569
10/31/2004       24,514               26,009              16,952
11/30/2004       25,440               26,992              18,098
12/31/2004       26,453               28,066              18,799
 1/31/2005       26,015               27,602              18,361
 2/28/2005       26,559               28,179              19,002
 3/31/2005       26,071               27,661              18,945
 4/30/2005       25,116               26,648              18,445
 5/31/2005       26,143               27,737              19,208
 6/30/2005       26,716               28,345              19,836
 7/31/2005       27,491               29,168              20,780
 8/31/2005       27,635               29,320              20,618
 9/30/2005       28,411               30,144              20,898
10/31/2005       27,730               29,422              20,259
11/30/2005       28,208               29,928              20,974
12/31/2005       28,548               30,289              21,177
 1/31/2006       29,829               31,648              22,097
 2/28/2006       29,634               31,441              22,306
 3/31/2006       30,274               32,121              22,793
 4/30/2006       30,720               32,593              23,012
 5/31/2006       30,831               32,711              22,530
 6/30/2006       30,594               32,460              22,665
 7/31/2006       30,274               32,121              22,537
 8/31/2006       31,513               33,435              23,168
 9/30/2006       31,722               33,657              23,465
10/31/2006       32,515               34,498              24,415
11/30/2006       33,434               35,473              25,202
12/31/2006       33,764               35,823              25,459
 1/31/2007       34,135               36,217              26,243
 2/28/2007       34,269               36,359              26,400
 3/31/2007       34,521               36,627              26,696
 4/30/2007       35,412               37,573              27,534
 5/31/2007       35,799               37,982              28,481
 6/30/2007       35,190               37,336              27,670
 7/31/2007       33,942               36,012              26,126
 8/31/2007       33,897               35,965              26,045
 9/30/2007       34,551               36,643              26,685
10/31/2007       34,343               36,422              26,787
11/30/2007       32,650               34,625              25,375
12/31/2007       32,134               34,073              25,094
 1/31/2008       30,879               32,749              23,951
 2/29/2008       30,598               32,453              23,161
 3/31/2008       30,482               32,331              22,925
 4/30/2008       32,431               34,404              24,322
 5/31/2008       33,669               35,693              25,186
 6/30/2008       30,598               32,435              22,940
 7/31/2008       30,251               32,070              22,677
 8/31/2008       31,110               32,975              23,325
 9/30/2008       28,782               30,502              21,215
10/31/2008       22,953               24,335              16,386

(1) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND Class A and Investor Class shares for the life of the Fund with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 15


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark during a difficult macroeconomic period.

- Stock selection accounted for most of the Fund's outperformance, specifically within the industrials and consumer staples sectors.

- We exit the year mindful of the economic environment while spending all of our time looking for the right company selling at the right price. We believe that the Fund is well positioned for the year ahead.

THE YEAR STARTED WITH CONCERNS ABOUT THE HOUSING BUBBLE AND THE SOFT RUMBLINGS OF A POSSIBLE RECESSION, BUT AS OCTOBER 2008 CAME TO A CLOSE, FINANCIAL MARKETS WERE STRUGGLING ACROSS THE GLOBE.

As banks failed and governments across the world searched for answers, we maintained our disciplined investment process. The Fund outperformed its benchmark through strong stock selection in an otherwise broadly negative market.

Stock selection was the primary driver of Fund performance, specifically within the industrials and consumer staples sectors. Industrials company Waste Management, the largest trash collection and disposal firm in the country, benefited from both pricing initiatives within its collection business and higher selling prices for its recycled products. Within consumer staples, candy manufacturers Tootsie Roll and Wrigley performed nicely. Tootsie Roll was one of the largest contributors to relative Fund performance during the period, and Wrigley was close behind it after being acquired by Mars at a premium.

Our largest underweight position was in the financials sector, which aided performance. The decision to move to an underweight in consumer discretionary stocks also helped performance, in part because investors shunned companies that relied on the ability of consumers to spend at historic levels. Returns were further supported by solid stock selection within the poorly performing consumer discretionary sector. For example, Limited Brands appreciated as its management team effectively focused on margins in a negative comparable-sales period.

Stock selection within the energy sector detracted from performance as oil and natural gas prices fell sharply in the latter half of the period. However, the sector's negative contribution would have been greater had we not underweighted the energy group relative to the benchmark.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Waste Management Incorporated          4.82%
NiSource Incorporated                  3.46%
3M Company                             3.42%
Walgreen Company                       3.23%
General Electric Company               3.14%
Aqua America Incorporated              3.13%
Applied Materials Incorporated         2.99%
Tootsie Roll Industries Incorporated   2.66%
Molex Incorporated Class A             2.64%
CA Incorporated                        2.53%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             16 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

Our largest overweight position was to the information technology sector. The group underperformed the market due to concerns about the impact of a prolonged economic slowdown on the capital spending cycle. The sector's poor return was offset in part by strong stock selection in several names, including Electronic Data Systems, which received a premium buyout offer from Hewlett-Packard.

In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

AS OUR INVESTMENT PROCESS DICTATES, WE OFTEN SELL STOCKS INTO PERIODS OF STRENGTH AND BUY NAMES THAT ARE BEING IGNORED BY THE INVESTMENT COMMUNITY.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Consumer Discretionary    (6%)
Consumer Staples         (11%)
Energy                    (7%)
Financials                (2%)
Health Care               (8%)
Industrials              (20%)
Information Technology   (17%)
Materials                 (6%)
Utilities                (23%)

We took proceeds from consumer staples stocks--including Wrigley, Tootsie Roll, Coca-Cola Enterprises, and Kroger--and trimmed our positions in information technology names while maintaining our overweight position to both sectors. In addition, we reduced our position as the volatility in the space allowed us to profitably buy and sell commercial bank stocks, though we entered the new 12-month period with the financial sector as our largest underweight. We moved from an underweight position to the utilities sector--a position we had maintained for over five years--to an overweight position. We also moved to an overweight in industrials because we found several companies that we believed were selling at attractive valuations, including Republic Services, 3M, and Pall. Finally, we moved to an overweight in energy stocks.

WE REMAIN FAITHFUL TO OUR PROCESS IN THIS VOLATILE MACRO ENVIRONMENT BECAUSE WE BELIEVE THAT SMART STOCK SELECTION WILL BE REWARDED.

Consistent with our process, we seek companies that have solid and understandable assets, manageable debt, and credible management teams. We will work to buy the stocks of these companies at attractive prices, often when the companies are temporarily out of favor with the market. We believe that our disciplined investment process and risk management focus are well suited for the current economic environment.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 17


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
                                                            Life of                                 Life of
MID CAP DISCIPLINED FUND      6 Months*   1 Year   5 Year     Fund    6 Months*   1 Year   5 Year     Fund    Gross(6)   Net(7)
------------------------      ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WFPAX)                (33.30)    (37.01)   1.53      8.82     (29.23)    (33.17)   2.74      9.47      1.37%     1.25%
Class C (WFPCX)                (30.47)    (34.66)   2.05      8.85     (29.47)    (33.66)   2.05      8.85      2.12%     2.00%
Administrator Class (WFMDX)                                            (29.16)    (33.08)   2.85      9.53      1.19%     1.15%
Institutional Class (WFMIX)                                            (29.08)    (32.89)   3.04      9.64      0.92%     0.90%
Investor Class (SMCDX)                                                 (29.27)    (33.19)   2.72      9.47      1.54%     1.31%
Russell Midcap Value
   Index(1)                                                            (32.63)    (38.83)   2.97      5.15

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares of the predecessor fund incepted on December 31, 1998. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares of the predecessor fund incepted on December 31, 1998.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

             18 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

December 31, 1985

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

OPPORTUNITY FUND          1 YEAR
----------------          ------
Investor Class            (38.60)%
Russell Midcap Index(1)   (40.67)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.35% AND 1.55%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF OCTOBER 31, 2008)

               WELLS FARGO         WELLS FARGO
               ADVANTAGE            ADVANTAGE
              OPPORTUNITY          OPPORTUNITY        RUSSELL MIDCAP
             FUND - CLASS A   FUND - INVESTOR CLASS        INDEX
             --------------   ---------------------   --------------
10/31/1998        9,425               10,000              10,000
11/30/1998        9,717               10,313              10,473
12/31/1998       10,154               10,779              11,088
 1/31/1999       10,417               11,061              11,069
 2/28/1999       10,086               10,712              10,701
 3/31/1999       10,457               11,110              11,036
 4/30/1999       11,389               12,103              11,851
 5/31/1999       11,502               12,227              11,817
 6/30/1999       12,055               12,817              12,234
 7/31/1999       12,106               12,874              11,898
 8/31/1999       11,629               12,371              11,590
 9/30/1999       11,523               12,261              11,182
10/31/1999       12,202               12,987              11,712
11/30/1999       12,628               13,444              12,049
12/31/1999       13,502               14,378              13,109
 1/31/2000       13,094               13,947              12,675
 2/29/2000       13,197               14,060              13,650
 3/31/2000       14,556               15,511              14,431
 4/30/2000       14,339               15,283              13,748
 5/31/2000       14,523               15,485              13,384
 6/30/2000       14,179               15,122              13,780
 7/31/2000       14,015               14,958              13,625
 8/31/2000       14,909               15,916              14,931
 9/30/2000       14,369               15,340              14,719
10/31/2000       14,508               15,495              14,491
11/30/2000       13,599               14,526              13,187
12/31/2000       14,611               15,611              14,191
 1/31/2001       15,409               16,467              14,419
 2/28/2001       14,548               15,549              13,541
 3/31/2001       13,830               14,782              12,701
 4/30/2001       14,829               15,858              13,788
 5/31/2001       14,920               15,958              14,044
 6/30/2001       14,541               15,556              13,912
 7/31/2001       14,337               15,342              13,514
 8/31/2001       13,476               14,424              12,994
 9/30/2001       11,609               12,430              11,427
10/31/2001       12,279               13,149              11,880
11/30/2001       13,358               14,310              12,875
12/31/2001       13,869               14,862              13,393
 1/31/2002       13,648               14,639              13,313
 2/28/2002       13,306               14,291              13,171
 3/31/2002       13,969               15,002              13,961
 4/30/2002       13,246               14,219              13,690
 5/31/2002       13,139               14,101              13,536
 6/30/2002       11,656               12,513              12,628
 7/31/2002       10,345               11,109              11,396
 8/31/2002       10,384               11,151              11,458
 9/30/2002        9,262                9,944              10,401
10/31/2002        9,810               10,538              10,927
11/30/2002       10,876               11,681              11,685
12/31/2002       10,110               10,856              11,225
 1/31/2003        9,842               10,572              10,998
 2/28/2003        9,785               10,508              10,852
 3/31/2003        9,671               10,387              10,959
 4/30/2003       10,541               11,321              11,755
 5/31/2003       11,628               12,490              12,831
 6/30/2003       11,738               12,611              12,961
 7/31/2003       12,123               13,023              13,388
 8/31/2003       12,675               13,621              13,970
 9/30/2003       12,419               13,349              13,795
10/31/2003       13,114               14,098              14,847
11/30/2003       13,360               14,362              15,264
12/31/2003       13,876               14,922              15,722
 1/31/2004       14,422               15,512              16,178
 2/29/2004       14,671               15,781              16,527
 3/31/2004       14,561               15,664              16,530
 4/30/2004       14,357               15,448              15,923
 5/31/2004       14,632               15,743              16,318
 6/30/2004       14,992               16,136              16,770
 7/31/2004       14,468               15,577              16,036
 8/31/2004       14,208               15,297              16,106
 9/30/2004       14,764               15,898              16,629
10/31/2004       15,017               16,171              17,087
11/30/2004       15,818               17,037              18,128
12/31/2004       16,289               17,551              18,900
 1/31/2005       15,826               17,056              18,432
 2/28/2005       16,004               17,252              19,002
 3/31/2005       15,790               17,025              18,852
 4/30/2005       15,238               16,428              18,252
 5/31/2005       16,025               17,279              19,126
 6/30/2005       16,378               17,657              19,640
 7/31/2005       17,333               18,686              20,675
 8/31/2005       17,133               18,470              20,531
 9/30/2005       17,112               18,448              20,804
10/31/2005       16,595               17,888              20,180
11/30/2005       17,287               18,633              21,075
12/31/2005       17,458               18,819              21,293
 1/31/2006       18,325               19,754              22,387
 2/28/2006       18,072               19,477              22,360
 3/31/2006       18,329               19,754              22,915
 4/30/2006       18,808               20,270              23,075
 5/31/2006       18,104               19,507              22,299
 6/30/2006       17,819               19,201              22,324
 7/31/2006       17,431               18,781              21,836
 8/31/2006       17,874               19,259              22,390
 9/30/2006       18,420               19,842              22,796
10/31/2006       18,895               20,358              23,693
11/30/2006       19,441               20,945              24,546
12/31/2006       19,524               21,030              24,544
 1/31/2007       19,997               21,540              25,373
 2/28/2007       19,868               21,398              25,414
 3/31/2007       20,241               21,802              25,617
 4/30/2007       20,857               22,464              26,593
 5/31/2007       21,708               23,378              27,596
 6/30/2007       21,555               23,211              26,975
 7/31/2007       20,790               22,388              25,971
 8/31/2007       20,685               22,272              26,016
 9/30/2007       21,383               23,025              26,872
10/31/2007       21,708               23,373              27,304
11/30/2007       20,657               22,242              26,000
12/31/2007       20,510               22,077              25,918
 1/31/2008       19,252               20,724              24,229
 2/29/2008       19,252               20,724              23,675
 3/31/2008       18,833               20,271              23,332
 4/30/2008       20,159               21,696              24,909
 5/31/2008       20,997               22,596              26,038
 6/30/2008       19,304               20,772              23,956
 7/31/2008       18,920               20,361              23,347
 8/31/2008       19,528               21,013              23,778
 9/30/2008       17,266               18,579              20,863
10/31/2008       13,340               14,351              16,200

(1) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE OPPORTUNITY FUND Class A and Investor Class shares for the most recent ten years with the Russell Midcap Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 19


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark; holdings in the financials sector were the top contributors to relative performance.

_ Our underweight of the utilities sector was the primary headwind for the Fund as the sector outperformed the benchmark.

- We view the current market turmoil as a tremendous opportunity to possibly add to current holdings at more favorable prices and valuations or to upgrade the Fund with a high-quality company that is finally trading at an attractive discount to our perceived private market valuation.

STOCK SELECTION WAS THE MAIN DRIVER OF THE FUND'S OUTPERFORMANCE.

The Fund's holdings in the financials were the top contributors to relative performance during the 12-month period, as our insurance and capital market holdings proved to be more stable than the broader sector and the entire benchmark. Industrials were another positive contributor to relative performance, as the Fund's holdings held up better than the broader sector. Specifically, within industrials, our underweight of construction-and-engineering and aerospace-and-defense industries helped performance, after being a headwind last year. Security selection in the consumer staples sector also contributed to relative performance, counterbalancing our modest underweight of the best-performing sector in the benchmark.

Our underweight of the utilities sector was the primary headwind for the Fund as the sector outperformed the benchmark. After contributing to performance the past few years, the energy sector slightly detracted from relative performance. Concerns about slowing growth of global demand, especially from emerging market economies, weighed on the price of energy inputs and, consequently, holdings in this sector. Accordingly, our metals and mining holdings also detracted from performance during the period.

In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Transocean Incorporated               2.99%
Weatherford International Limited     2.40%
ACE Limited                           2.31%
Praxair Incorporated                  2.27%
Apache Corporation                    2.16%
Accenture Limited Class A             2.14%
RenaissanceRe Holdings Limited        2.05%
Staples Incorporated                  2.03%
Bank of New York Mellon Corporation   1.92%
Amgen Incorporated                    1.86%

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             20 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUE AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUE.

We target companies that we believe are underpriced but have attractive growth prospects based on an analysis of "private market value"--the price an investor would be willing to pay for the entire company. Our discipline allows us to be patient with stocks that are out of favor with the market, which seems to be the exception as the unprecedented volatility in the market has increased investor focus on the short term rather than the long term. Although this dynamic is challenging, we view it favorably, as the indiscriminant sell-off has punished many companies that we perceive to be higher-quality businesses with strong management teams.


SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                  (PIE CHART)

Consumer Discretionery   (20%)
Consumer Staples          (6%)
Energy                   (11%)
Financials               (13%)
Health Care              (13%)
Industrials              (11%)
Information Technology   (21%)
Materials                 (5%)

Consequently, we have added positions in several sectors and industries. These additions have generally been complemented by sales of companies that have what we believe to be inappropriate valuations, lower-quality business models, and/or deteriorating fundamentals. Although they reflected relatively small changes overall, the two sectors that had the largest increases as a percentage of the Fund were the financial and information technology sectors, while the sector that had the largest decrease was the energy sector. Most sectors' weightings were fairly consistent throughout the 12-month period. The Fund was overweighted technology, health care, and consumer discretionary while being underweighted in the financial, utility, and industrial sectors.

WE HAVE WATCHED THE MARKET EXPERIENCE UNPRECEDENTED LEVELS OF VOLATILITY DURING THE PERIOD.

Credit markets froze, businesses failed, and governments were forced to intervene. The magnitude and duration of these events are still unknown. We view the current market turmoil as a tremendous opportunity to possibly add to current holdings at more favorable prices and valuations or to upgrade the Fund with a high-quality company that is finally trading at an attractive discount to our perceived private market valuation.

Through it all, our bottom-up process of identifying companies that have a solid business model and strong management teams and that are trading at attractive discounts to our private market valuations continues to help guide our decision-making process.

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 21


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
OPPORTUNITY FUND              6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
----------------              ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SOPVX)                (37.63)    (42.08)  (0.84)     2.92     (33.83)    (38.55)    0.34     3.54      1.38%     1.29%
Class C (WFOPX)                (35.09)    (40.03)  (0.33)     2.94     (34.09)    (39.03)   (0.33)    2.94      2.13%     2.04%
Administrator Class (WOFDX)                                            (33.75)    (38.41)    0.62     3.84      1.20%     1.04%
Investor Class (SOPFX)                                                 (33.85)    (38.60)    0.36     3.68      1.55%     1.35%
Russell Midcap Index(1)                                                (34.97)    (40.67)    1.76     4.94

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A shares incepted on February 24, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown prior to the inception of Class A includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on August 30, 2002. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Opportunity Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class shares and the June 20, 2008, prospectus for Class A, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

             22 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

March 28, 2002

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

SMALL CAP DISCIPLINED FUND       1 YEAR
--------------------------       ------
Investor Class                   (33.46)%
Russell 2000(R) Value Index(1)   (30.54)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.72%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF OCTOBER 31, 2008)

                                    WELLS FARGO
               WELLS FARGO           ADVANTAGE
             ADVANTAGE SMALL         SMALL CAP
             CAP DISCIPLINED        DISCIPLINED        RUSSELL 2000
              FUND - CLASS A   FUND - INVESTOR CLASS    VALUE INDEX
             ---------------   ---------------------    -----------
 3/28/2002         9,425               10,000             10,000
 3/31/2002         9,425               10,000             10,000
 4/30/2002         9,406                9,980             10,352
 5/31/2002         9,095                9,650             10,010
 6/30/2002         9,020                9,570              9,788
 7/31/2002         8,021                8,510              8,334
 8/31/2002         8,143                8,640              8,297
 9/30/2002         7,653                8,120              7,704
10/31/2002         7,983                8,470              7,820
11/30/2002         8,699                9,230              8,444
12/31/2002         8,596                9,120              8,083
 1/31/2003         8,219                8,720              7,856
 2/28/2003         7,898                8,380              7,592
 3/31/2003         7,945                8,430              7,673
 4/30/2003         8,973                9,520              8,401
 5/31/2003        10,349               10,980              9,259
 6/30/2003        10,697               11,350              9,416
 7/31/2003        11,536               12,240              9,886
 8/31/2003        11,828               12,550             10,261
 9/30/2003        11,979               12,710             10,143
10/31/2003        12,667               13,440             10,971
11/30/2003        13,054               13,850             11,392
12/31/2003        13,971               14,823             11,804
 1/31/2004        14,563               15,452             12,212
 2/29/2004        14,865               15,771             12,448
 3/31/2004        15,360               16,297             12,620
 4/30/2004        15,554               16,503             11,968
 5/31/2004        15,860               16,828             12,112
 6/30/2004        16,249               17,240             12,727
 7/31/2004        15,677               16,633             12,142
 8/31/2004        15,176               16,102             12,261
 9/30/2004        15,697               16,655             12,746
10/31/2004        15,575               16,525             12,944
11/30/2004        17,188               18,237             14,093
12/31/2004        17,748               18,831             14,429
 1/31/2005        17,546               18,616             13,871
 2/28/2005        18,099               19,203             14,147
 3/31/2005        17,483               18,549             13,855
 4/30/2005        16,277               17,270             13,141
 5/31/2005        16,718               17,738             13,942
 6/30/2005        17,386               18,446             14,559
 7/31/2005        17,806               18,892             15,387
 8/31/2005        17,978               19,075             15,033
 9/30/2005        18,118               19,223             15,008
10/31/2005        17,268               18,321             14,631
11/30/2005        17,612               18,686             15,225
12/31/2005        17,634               18,710             15,108
 1/31/2006        19,316               20,494             16,357
 2/28/2006        19,406               20,590             16,356
 3/31/2006        20,287               21,524             17,147
 4/30/2006        20,264               21,500             17,193
 5/31/2006        19,722               20,925             16,482
 6/30/2006        19,463               20,650             16,684
 7/31/2006        19,034               20,195             16,453
 8/31/2006        19,768               20,973             16,944
 9/30/2006        19,497               20,686             17,110
10/31/2006        20,321               21,560             17,981
11/30/2006        20,919               22,195             18,493
12/31/2006        20,884               22,158             18,654
 1/31/2007        20,919               22,196             18,934
 2/28/2007        21,192               22,485             18,701
 3/31/2007        21,405               22,711             18,927
 4/30/2007        21,583               22,899             19,123
 5/31/2007        22,092               23,440             19,825
 6/30/2007        22,234               23,591             19,363
 7/31/2007        20,789               22,057             17,715
 8/31/2007        20,730               21,994             18,069
 9/30/2007        21,002               22,284             18,151
10/31/2007        21,227               22,522             18,349
11/30/2007        19,735               20,939             16,974
12/31/2007        19,884               21,097             16,831
 1/31/2008        18,406               19,528             16,140
 2/29/2008        17,300               18,356             15,498
 3/31/2008        17,493               18,560             15,732
 4/30/2008        18,526               19,651             16,230
 5/31/2008        19,278               20,456             16,785
 6/30/2008        17,391               18,451             15,174
 7/31/2008        18,080               19,188             15,952
 8/31/2008        18,679               19,815             16,710
 9/30/2008        17,863               18,942             15,927
10/31/2008        14,127               14,987             12,745

(1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND Class A and Investor Class shares for the life of the Fund with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 23


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark during a difficult macroeconomic period.

- Holdings in consumer staples, energy, and financials worked against us in a volatile market, while positions in consumer discretionary, industrials, and materials helped Fund performance.

- We exit the year mindful of the economic environment while spending all our time looking for the right company selling at the right price. We believe that the portfolio is well positioned for the year ahead.

THE YEAR STARTED WITH CONCERNS ABOUT THE HOUSING BUBBLE AND THE SOFT RUMBLINGS OF A POSSIBLE RECESSION, BUT AS OCTOBER 2008 CAME TO A CLOSE, FINANCIAL MARKETS WERE STRUGGLING ACROSS THE GLOBE.

As banks failed and world governments searched for answers, we maintained our disciplined investment process. Unfortunately, the Fund underperformed its benchmark in a broadly negative market.

The financials sector stole the limelight this year with headline after headline of failures and crises; however, the smaller-sized commercial banks managed to perform better than their larger counterparts. This allowed the financials sector to outperform the Russell 2000 Value Index, which did not bode well for the Fund's largest underweight position. Our largest overweight was in the information technology sector, which also detracted from Fund performance, as tech companies underperformed due to concerns about the impact of a prolonged economic slowdown on the capital spending cycle. The sector's poor performance was offset in part by strong stock selection in several names, including Ultratech and WebMD. Ultratech manufactures equipment used for making semiconductors. The stock appreciated on growing adoption of the company's advanced technology, which has allowed it to increase orders, revenue, and earnings. WebMD, the leading Web site for health information to consumers and doctors, benefited from an ongoing shift in health care advertising from traditional formats to the Internet.

Consumer staples companies are considered defensive for their stable and consistent cash flow in both good and bad economic periods. Our decision to overweight the group added to performance, though unsatisfactory returns of a few stocks overrode that benefit. One example was Coca-Cola Enterprises, the largest bottler and distributor for Coca-Cola, which battled higher aluminum and corn syrup costs during a period in which consumers cut back on buying the company's high-margin convenience products. We still own the stock and believe that management's ability to cut costs while benefiting from lower input prices will boost future earnings. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign

             24 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2008)

Ultratch Incorporated                  5.41%
Herley Industries Incorporated         3.78%
Monster Worldside Incorporated         3.61%
LeapFrog Enterprises Incorporated      3.58%
Tootsie Roll Industries Incorporated   3.40%
Clean Harbors Incorporated             3.32%
CRA International Incorporated         3.23%
Winn-Dixie Stores Incorporated         3.18%
Aqua America Incorporated              2.98%
NiSource Incorporated                  2.91%

Our underweight to the consumer discretionary sector positively contributed to Fund performance; the group underperformed due to investors' concerns regarding the ability for consumers to spend at historic levels. Smart stock selection further boosted returns within the consumer discretionary, industrials, and materials groups. One example within the industrials sector is Clean Harbors, which participates in environmental remediation and in the disposal of hazardous waste. The stock has performed well during our several-year holding period; we've watched the company's ability to raise prices while at the same time grow its market share. We also reentered our position in Fuel Cell, the maker of highly efficient power plants for distributed electricity, after the stock fell nearly 50% from where we profitably sold it at the end of 2007. The Fund also benefited from premium acquisition offers for companies we owned across several sectors, including health care company Vital Signs (purchased by General Electric), materials company Hercules (offer from Ashland), and information technology company Electronic Data Systems (purchased by Hewlett-Packard).

AS OUR INVESTMENT PROCESS DICTATES, WE OFTEN SELL STOCKS INTO PERIODS OF STRENGTH AND BUY NAMES THAT ARE BEING IGNORED BY THE INVESTMENT COMMUNITY.

We took proceeds from consumer staples, for example, Tootsie Roll Industries, and still maintained our overweight to the sector. We also trimmed our position in materials, thereby increasing our underweight. Financials outperformed the Fund's benchmark, and we sold some positions into the late-year rally; this increased our underweighting in financials. The sharp correction in energy prices allowed us to move to a very modest overweight position in that sector. We also shifted from an underweight position in utility companies--a position we maintained for over five years--to an overweight position. We added to our positions in information technology and industrials (our two largest overweights) because we found several stocks that we believed were selling at attractive valuations, including ATMI and Herley Industries.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 25


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

WE REMAIN FAITHFUL TO OUR PROCESS IN THIS VOLATILE MACRO ENVIRONMENT BECAUSE WE BELIEVE THAT SMART STOCK SELECTION WILL BE REWARDED.

Consistent with our process, we seek companies that have solid and understandable assets, manageable debt, and credible management teams. We work to buy the stocks of these companies at attractive prices, often when companies are temporarily out of favor with the market. We believe that our disciplined investment process and risk management focus are well suited for the current economic environment.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2008)

                                   (PIE CHART)

Consumer Discretionary    (9%)
Consumer Staples         (10%)
Energy                    (4%)
Financials                (6%)
Health Care               (9%)
Industrials              (26%)
Information Technology   (25%)
Materials                 (2%)
Utilities                 (9%)

(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

             26 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                      Including Sales Charge                 Excluding Sales Charge             Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
                                                            Life of                                 Life of
SMALL CAP DISCIPLINED FUND    6 Months*   1 Year   5 Year    Fund     6 Months*   1 Year   5 Year    Fund     Gross(6)   Net(7)
-------------------------     ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WFSMX)                (28.15)    (37.26)   1.00     5.38      (23.74)    (33.45)   2.21      6.33      1.53%     1.45%
Class C (WSCDX)                (25.08)    (34.95)   1.57     5.74      (24.08)    (33.95)   1.57      5.74      2.28%     2.20%
Administrator Class (WFSDX)                                            (23.66)    (33.26)   2.46      6.53      1.37%     1.20%
Institutional Class (WFSSX)                                            (23.58)    (33.17)   2.58      6.63      1.10%     1.00%
Investor Class (SCOVX)                                                 (23.73)    (33.46)   2.20      6.33      1.72%     1.49%
Russell 2000 Value Index(1)                                            (21.47)    (30.54)   3.05      3.75

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A and Class C shares incepted on March 31, 2008. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares of the predecessor fund incepted on March 28, 2002. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares of the predecessor fund incepted on March 28, 2002.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             28 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION

March 28, 2002

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2008

SMALL/MID CAP VALUE FUND       1 YEAR
------------------------      -------
Investor Class                (46.14)%
Russell 2500 Value Index(1)   (33.64)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.68%, RESPECTIVELY, AS STATED IN THE JUNE 20, 2008, PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF OCTOBER 31, 2008)

                 WELLS FARGO            WELLS FARGO
                  ADVANTAGE              ADVANTAGE
             SMALL/MID CAP VALUE    SMALL/MID CAP VALUE    RUSSELL 2500
                FUND - CLASS A     FUND - INVESTOR CLASS    VALUE INDEX
             -------------------   ---------------------   ------------
 3/28/2002           9,425                 10,000             10,000
 3/31/2002           9,425                 10,000             10,000
 4/30/2002           9,246                  9,810             10,171
 5/31/2002           9,105                  9,660             10,004
 6/30/2002           8,417                  8,930              9,651
 7/31/2002           7,201                  7,640              8,534
 8/31/2002           7,380                  7,830              8,579
 9/30/2002           6,616                  7,020              7,877
10/31/2002           6,748                  7,160              7,990
11/30/2002           7,238                  7,680              8,573
12/31/2002           7,144                  7,580              8,306
 1/31/2003           7,041                  7,470              8,055
 2/28/2003           6,937                  7,360              7,857
 3/31/2003           6,861                  7,280              7,910
 4/30/2003           7,418                  7,870              8,626
 5/31/2003           8,407                  8,920              9,424
 6/30/2003           8,539                  9,060              9,593
 7/31/2003           9,048                  9,600             10,010
 8/31/2003           9,444                 10,020             10,413
 9/30/2003           9,387                  9,960             10,339
10/31/2003          10,047                 10,660             11,129
11/30/2003          10,452                 11,090             11,583
12/31/2003          11,320                 12,010             12,038
 1/31/2004          11,612                 12,320             12,427
 2/29/2004          12,036                 12,770             12,680
 3/31/2004          12,271                 13,020             12,781
 4/30/2004          11,536                 12,240             12,112
 5/31/2004          11,687                 12,400             12,356
 6/30/2004          12,121                 12,860             12,846
 7/31/2004          11,414                 12,110             12,329
 8/31/2004          11,037                 11,710             12,484
 9/30/2004          11,913                 12,640             12,878
10/31/2004          11,828                 12,550             13,111
11/30/2004          13,195                 14,000             14,183
12/31/2004          13,513                 14,337             14,635
 1/31/2005          13,083                 13,881             14,164
 2/28/2005          13,835                 14,679             14,518
 3/31/2005          13,231                 14,038             14,324
 4/30/2005          12,208                 12,953             13,788
 5/31/2005          12,649                 13,421             14,554
 6/30/2005          13,481                 14,304             15,087
 7/31/2005          14,444                 15,325             15,895
 8/31/2005          14,855                 15,761             15,606
 9/30/2005          15,255                 16,186             15,623
10/31/2005          14,654                 15,548             15,162
11/30/2005          15,045                 15,963             15,784
12/31/2005          15,313                 16,247             15,767
 1/31/2006          16,705                 17,724             16,805
 2/28/2006          16,244                 17,235             16,828
 3/31/2006          16,909                 17,941             17,418
 4/30/2006          17,216                 18,267             17,486
 5/31/2006          16,490                 17,496             16,881
 6/30/2006          16,357                 17,354             16,976
 7/31/2006          15,917                 16,887             16,741
 8/31/2006          16,295                 17,289             17,187
 9/30/2006          16,091                 17,072             17,362
10/31/2006          16,725                 17,745             18,175
11/30/2006          17,135                 18,180             18,744
12/31/2006          17,366                 18,425             18,949
 1/31/2007          17,729                 18,811             19,372
 2/28/2007          17,594                 18,668             19,327
 3/31/2007          17,605                 18,679             19,533
 4/30/2007          18,113                 19,218             19,942
 5/31/2007          18,664                 19,802             20,652
 6/30/2007          18,653                 19,791             20,102
 7/31/2007          17,740                 18,822             18,597
 8/31/2007          17,190                 18,227             18,692
 9/30/2007          18,373                 19,494             18,887
10/31/2007          18,882                 20,022             19,018
11/30/2007          16,889                 17,908             17,800
12/31/2007          17,192                 18,225             17,571
 1/31/2008          16,566                 17,564             16,945
 2/29/2008          16,728                 17,736             16,332
 3/31/2008          15,905                 16,854             16,303
 4/30/2008          16,775                 17,772             17,055
 5/31/2008          17,656                 18,703             17,759
 6/30/2008          16,972                 17,980             16,100
 7/31/2008          15,963                 16,915             16,385
 8/31/2008          16,137                 17,087             17,047
 9/30/2008          13,888                 14,712             15,905
10/31/2008          10,178                 10,783             12,620

(1) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND Class A and Investor Class shares for the life of the Fund with the Russell 2500 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 29

                       Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark for the period, due primarily to its holdings in the energy and materials sectors.

- The Fund's energy and gold holdings came under substantial selling pressure during the period. Both sectors underperformed the broader market.

- Our stock selections continue to be derived from an investment process that focuses on the fundamentals of each individual company.

HOLDINGS IN THE ENERGY AND MATERIALS SECTORS ACCOUNTED FOR MOST OF THE FUND'S UNDERPERFORMANCE FOR THE PERIOD.

The trailing 12-month period featured considerable volatility as the ramifications of the bursting credit bubble continued to work its way through the economy. Notable events during the period included the nationalization of Fannie Mae and Freddie Mac; the Lehman Brothers bankruptcy filing; the near collapse of the world's largest insurer and 18th-largest company, AIG; and the failure of the nation's largest thrift, Washington Mutual. The problems that initially started with housing and mortgage securities are now spilling over into the economy, stoking fears of a global recession.

While we have successfully steered clear of the turmoil in housing and financial services by avoiding highly leveraged firms, our portfolio was pressured, in part, by our energy holdings. Given that economic growth is a key driver of energy demand, it is not surprising that energy stocks underperformed the broader market for the period. However, the precipitous drop in energy shares in the second half of the period reflected market fears, not a deterioration in fundamentals. We believe that forced selling by hedge funds and other institutional investors exacerbated the downward trend. Our energy thesis has always been rooted in the belief that a structural supply-and-demand imbalance exists in the industry. Recent events have not altered this long-term dynamic.

The materials sector also detracted from performance, largely because of our holdings in precious metals. For example, Apex Silver Mine's political risk was greater than we thought, and that stock alone has detracted more than 140 basis points from relative performance (100 basis points equals 1.00%). Long-term holdings in gold miners Goldcorp and Yamana Gold underperformed on a lower price for gold. Despite the volatility, we continue to believe in the long-term case for precious metals in general and for gold in particular. First, we believe that the U.S. dollar will weaken because of the budget deficit and low interest rates, resulting in an increased demand for gold. Second, we foresee increased demand from the emerging middle class in China and India. For example, bridal gifts of gold jewelry are a traditional part of Hindu marriages. Finally, the lack of investment in new gold mines during the 1980s and 1990s has led to lower production in recent years.

             30 Wells Fargo Advantage Small and Mid Cap Stock Funds

                       Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

SECTOR DISTRIBUTION(3)
(AS OF OCTOBER 31, 2008)
                                  (PIE CHART)

Consumer Discretionary                    10%
Consumer Staples                          1%
Energy                                    22%
Financials                                15%
Health Care                               8%
Industrials                               11%
Information Technology                    18%
Materials                                 14%
Telecommunications Services               1%


TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2008)

Randgold Resources Limited ADR            5.11%
Annaly Capital Management Incorporated    4.80%
Hill International Incorporated           3.30%
3Com Corporation                          2.92%
Goldcorp Incorporated                     2.65%
McMoRan Exploration Company               2.55%
Newpark Resources Incorporated            2.45%
GEO Group Incorporated                    2.27%
Allied Healthcare Products Incorporated   1.99%
Capstead Mortgage Corporation             1.91%


Strong stock selection within the financials sector, especially among Real Estate Investment Trusts (REITs), aided relative returns. We were also helped by underweighting telecommunications stocks, which posted above-average losses compared with the rest of the index. The Fund has held an average cash position of approximately 2.5% during the past 12 months, which helped limit losses in a generally declining market. When we are unable to find opportunities that meet our process, we may temporarily hold small cash positions.

INDIVIDUAL COMPANY FUNDAMENTALS CONTINUE TO BE THE MOST IMPORTANT FACTOR IN OUR STOCK SELECTION PROCESS.

There were no significant changes to the Fund's holdings during the period. We feel that it is important to point out that our stock decisions are derived purely from our investment process. Individual company fundamentals will continue to be the most important metric in our stock selection. Once we've identified a potential investment, we then look for a catalyst that will unlock the value we see.

WE REMAIN CAUTIOUS ON THE BROAD STOCK MARKET.

We've had the same cautious outlook for quite some time. Much of it has to do with the unfolding credit crisis and the residual impact that it will have on the economy. We believe that the credit situation is likely to get worse, and that economic activity will remain relatively slow. We are, therefore, negative on the market in the short term.

We do see some attractive valuations in the market, mostly in the commodity-related and energy industries, which we think are a bit oversold. The fundamentals haven't changed. In the long term, we believe that strong global growth and the need for infrastructure development will drive significant demand for both energy and commodities such as gold.

We remain committed to our investment process, which we've executed with confidence during the past decade. Although our portfolio lagged the benchmark for the period, we believe that in the long term, the market will reward active managers who demonstrate strong stock-picking abilities, even as the market's short-term focus shifts among sectors, market capitalizations, and investment styles.

(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 31


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2008)

                                     Including Sales Charge                     Excluding Sales Charge               Expense Ratio
                              -------------------------------------   ------------------------------------------   -----------------
                                                            Life of
SMALL/MID CAP VALUE FUND      6 Months*   1 Year   5 Year     Fund    6 Months*   1 Year   5 Year   Life of Fund   Gross(6)   Net(7)
---------------------------   ---------   ------   ------   -------   ---------   ------   ------   ------------   --------   ------
Class A (WFVAX)                (42.80)    (49.19)  (0.92)     0.27     (39.32)    (46.09)   0.26        1.17         1.51%     1.40%
Class C (WFCVX)                (40.53)    (47.46)  (0.27)     0.71     (39.53)    (46.46)  (0.27)       0.71         2.26%     2.15%
Administrator Class (WWMDX)                                            (39.15)    (45.89)   0.53        1.38         1.33%     1.15%
Institutional Class (WWMSX)                                            (39.17)    (45.83)   0.58        1.42         1.06%     0.95%
Investor Class (SMMVX)                                                 (39.33)    (46.14)   0.23        1.15         1.68%     1.49%
Russell 2500 Value Index(1)                                            (26.01)    (33.64)   2.55        3.59

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares of the predecessor fund incepted on March 28, 2002. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares incepted on March 28, 2002.

(6) Reflects the gross expense ratio as stated in the April 1, 2008, prospectus for Administrator Class and Institutional Class shares and the June 20, 2008, prospectus for Class A, Class C, and Investor Class shares.

(7) The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

             32 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                05-01-2008      10-31-2008     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE DISCOVERY FUND
CLASS A
   Actual                                       $1,000.00       $  696.10        $ 5.67         1.33%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.45        $ 6.75         1.33%
CLASS C
   Actual                                       $1,000.00       $  693.40        $ 8.85         2.08%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.68        $10.53         2.08%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  697.00        $ 4.91         1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.36        $ 5.84         1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  697.80        $ 4.05         0.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.36        $ 4.82         0.95%
INVESTOR CLASS
   Actual                                       $1,000.00       $  696.30        $ 5.88         1.38%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.20        $ 7.00         1.38%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 33


Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                05-01-2008      10-31-2008     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE ENTERPRISE FUND
CLASS A
   Actual                                       $1,000.00       $  638.60        $ 5.77         1.40%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.10        $ 7.10         1.40%
CLASS C
   Actual                                       $1,000.00       $  636.10        $ 8.84         2.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.33        $10.89         2.15%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  639.40        $ 4.74         1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.36        $ 5.84         1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  640.20        $ 3.71         0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.61        $ 4.57         0.90%
INVESTOR CLASS
   Actual                                       $1,000.00       $  638.20        $ 6.14         1.49%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.65        $ 7.56         1.49%
WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
CLASS A
   Actual                                       $1,000.00       $  707.70        $ 5.37         1.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.85        $ 6.34         1.25%
CLASS C
   Actual                                       $1,000.00       $  705.30        $ 8.57         2.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.08        $10.13         2.00%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  708.40        $ 4.94         1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.36        $ 5.84         1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  709.20        $ 3.87         0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.61        $ 4.57         0.90%
INVESTOR CLASS
   Actual                                       $1,000.00       $  707.30        $ 5.62         1.31%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.55        $ 6.65         1.31%
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
CLASS A
   Actual                                       $1,000.00       $  661.70        $ 5.39         1.29%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.65        $ 6.55         1.29%
CLASS C
   Actual                                       $1,000.00       $  659.10        $ 8.51         2.04%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.88        $10.33         2.04%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  662.50        $ 4.35         1.04%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.91        $ 5.28         1.04%
INVESTOR CLASS
   Actual                                       $1,000.00       $  661.50        $ 5.64         1.35%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.35        $ 6.85         1.35%

             34 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                       Fund Expenses (Unaudited)

                                                     Beginning         Ending        Expenses
                                                   Account Value   Account Value   Paid During     Net Annual
                                                     05-01-2008      10-31-2008     Period(1)    Expense Ratio
                                                   -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
CLASS A
   Actual                                            $1,000.00       $  762.60        $ 6.42         1.45%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.85        $ 7.35         1.45%
CLASS C
   Actual                                            $1,000.00       $  759.20        $ 9.73         2.20%
   Hypothetical (5% return before expenses)          $1,000.00       $1,014.08        $11.14         2.20%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  763.40        $ 5.32         1.20%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.10        $ 6.09         1.20%
INSTITUTIONAL CLASS
   Actual                                            $1,000.00       $  764.20        $ 4.43         1.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,020.11        $ 5.08         1.00%
INVESTOR CLASS
   Actual                                            $1,000.00       $  762.70        $ 6.60         1.49%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.65        $ 7.56         1.49%
WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND
CLASS A
   Actual                                            $1,000.00       $  606.80        $ 5.65         1.40%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.10        $ 7.10         1.40%
CLASS C
   Actual                                            $1,000.00       $  604.70        $ 8.67         2.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,014.33        $10.89         2.15%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  608.50        $ 4.65         1.15%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.36        $ 5.84         1.15%
INSTITUTIONAL CLASS
   Actual                                            $1,000.00       $  608.30        $ 3.84         0.95%
   Hypothetical (5% return before expenses)          $1,000.00       $1,020.36        $ 4.82         0.95%
INVESTOR CLASS
   Actual                                            $1,000.00       $  606.70        $ 6.02         1.49%
   Hypothetical (5% return before expenses)          $1,000.00       $1,017.65        $ 7.56         1.49%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

             Wells Fargo Advantage Small and Mid Cap Stock Funds 35


Portfolio of Investments--October 31, 2008

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 95.64%
AMUSEMENT & RECREATION SERVICES: 1.34%
    155,600   WMS INDUSTRIES INCORPORATED<<+                                                 $    3,890,000
                                                                                             --------------
APPAREL & ACCESSORY STORES: 1.91%
    129,100   GUESS? INCORPORATED                                                                 2,810,507
    125,800   URBAN OUTFITTERS INCORPORATED+                                                      2,734,892
                                                                                                  5,545,399
                                                                                             --------------
BUSINESS SERVICES: 9.74%
    640,500   ACTIVISION BLIZZARD INCORPORATED+                                                   7,980,630
      1,143   ADVENT SOFTWARE INCORPORATED<<+                                                        21,420
    109,536   ANSYS INCORPORATED+                                                                 3,136,016
    168,900   CAVIUM NETWORKS INCORPORATED<<+                                                     2,151,786
     49,261   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                            996,057
    127,753   CONCUR TECHNOLOGIES INCORPORATED+                                                   3,223,208
    112,500   F5 NETWORKS INCORPORATED+                                                           2,792,250
     91,800   MCAFEE INCORPORATED+                                                                2,988,090
   218,900O   MNITURE INCORPORATED<<+                                                             2,517,350
    173,200   PHASE FORWARD INCORPORATED+                                                         2,471,564
                                                                                                 28,278,371
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 1.70%
     80,100   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                              2,869,983
    240,800   MYLAN LABORATORIES INCORPORATED<<+                                                  2,063,656
                                                                                                  4,933,639
                                                                                             --------------
COMMUNICATIONS: 9.51%
    165,683   EQUINIX INCORPORATED<<+                                                            10,341,933
     70,100   GEOEYE INCORPORATED<<+                                                              1,516,964
    286,674   NII HOLDINGS INCORPORATED+                                                          7,384,722
    398,900   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                           8,372,911
                                                                                                 27,616,530
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 2.63%
    488,300   NEW YORK COMMUNITY BANCORP INCORPORATED                                             7,646,778
                                                                                             --------------
EATING & DRINKING PLACES: 1.42%
    207,500   BURGER KING HOLDINGS INCORPORATED                                                   4,125,100
                                                                                             --------------
EDUCATIONAL SERVICES: 2.76%
    141,188   DEVRY INCORPORATED<<                                                                8,003,948
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.36%
     60,150   CLEAN HARBORS INCORPORATED+                                                         3,944,036
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.84%
    460,500   GRAFTECH INTERNATIONAL LIMITED+                                                     3,734,655
    340,010   MONOLITHIC POWER SYSTEMS+                                                           5,776,770
    210,800   NETLOGIC MICROSYSTEMS INCORPORATED+                                                 4,452,096
    202,400   POLYCOM INCORPORATED<<+                                                             4,252,424
    183,246   SOLERA HOLDINGS INCORPORATED+                                                       4,560,993
                                                                                                 22,776,938
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.84%
     68,760   IHS INCORPORATED+                                                                   2,433,416
                                                                                             --------------

             36 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
FOOD & KINDRED PRODUCTS: 5.28%
    187,200   CENTRAL EUROPEAN DISTRIBUTION CORPORATION<<+                                   $    5,389,488
    136,357   FLOWERS FOODS INCORPORATED                                                          4,042,985
    194,600   TREEHOUSE FOODS INCORPORATED+                                                       5,888,596
                                                                                                 15,321,069
                                                                                             --------------
HEALTH SERVICES: 6.49%
     78,900   AMEDISYS INCORPORATED<<+                                                            4,450,749
     67,711   COVANCE INCORPORATED+                                                               3,385,550
    203,700   LINCARE HOLDINGS INCORPORATED+                                                      5,367,495
    169,200   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                 5,632,668
                                                                                                 18,836,462
                                                                                             --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.11%
    139,502   FOSTER WHEELER LIMITED+                                                             3,822,355
    134,683   MCDERMOTT INTERNATIONAL INCORPORATED+                                               2,307,120
                                                                                                  6,129,475
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.14%
    305,822   A-POWER ENERGY GENERATION SYSTEMS LIMITED<<+                                        1,734,011
    163,800   DATA DOMAIN INCORPORATED<<+                                                         3,023,748
    164,100   GAMESTOP CORPORATION CLASS A+                                                       4,494,699
    585,414   NETEZZA CORPORATION+                                                                5,678,516
    266,500   NUANCE COMMUNICATIONS INCORPORATED<<+                                               2,438,475
     83,300   PALL CORPORATION                                                                    2,199,953
     29,700   SPX CORPORATION                                                                     1,150,578
                                                                                                 20,719,980
                                                                                             --------------
INSURANCE CARRIERS: 3.69%
     96,000   AXIS CAPITAL HOLDINGS LIMITED                                                       2,734,080
    131,228   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                3,968,335
     85,500   IPC HOLDINGS LIMITED                                                                2,360,655
     42,300   THE HANOVER INSURANCE GROUP INCORPORATED                                            1,660,275
                                                                                                 10,723,345
                                                                                             --------------
LEGAL SERVICES: 0.81%
     40,287   FTI CONSULTING INCORPORATED<<+                                                      2,346,718
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.58%
     83,017   ENERGY CONVERSION DEVICES INCORPORATED<<+                                           2,834,200
    200,272   EV3 INCORPORATED<<+                                                                 1,295,760
    201,364   HOLOGIC INCORPORATED+                                                               2,464,695
    132,600   ICON PLC ADR+                                                                       3,364,062
    316,000   ION GEOPHYSICAL CORPORATION+                                                        2,072,960
    180,600   WRIGHT MEDICAL GROUP INCORPORATED+                                                  4,186,308
                                                                                                 16,217,985
                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.84%
    294,597   PSS WORLD MEDICAL INCORPORATED<<+                                                   5,343,990
                                                                                             --------------
MEDICAL PRODUCTS: 1.07%
    100,400   ILLUMINA INCORPORATED+                                                              3,095,332
                                                                                             --------------
MISCELLANEOUS RETAIL: 2.32%
    130,800   DICK'S SPORTING GOODS INCORPORATED<<+                                               2,003,856
    265,500   HIBBETT SPORTS INCORPORATED<<+                                                      4,728,555
                                                                                                  6,732,411
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 37


Portfolio of Investments--October 31, 2008

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
OIL & GAS EXTRACTION: 4.64%
    116,500   ATWOOD OCEANICS INCORPORATED+                                                  $    3,201,420
     64,300   FOREST OIL CORPORATION+                                                             1,878,203
    106,300   NEWFIELD EXPLORATION COMPANY+                                                       2,442,774
    314,300   PETROHAWK ENERGY CORPORATION+                                                       5,955,985
                                                                                                 13,478,382
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 1.24%
    152,900   PACTIV CORPORATION<<+                                                               3,602,324
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.49%
    143,000   LAZARD LIMITED                                                                      4,314,310
                                                                                             --------------
TRANSPORTATION BY AIR: 3.79%
    281,200   CONTINENTAL AIRLINES INCORPORATED CLASS B<<+                                        5,320,304
    559,400   US AIRWAYS GROUP INCORPORATED<<+                                                    5,672,316
                                                                                                 10,992,620
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.14%
    139,400   HORNBECK OFFSHORE<<+                                                                3,317,720
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 3.64%
    178,768   AIRGAS INCORPORATED                                                                 6,857,540
    169,900   DEAN FOODS COMPANY+                                                                 3,714,014
                                                                                                 10,571,554
                                                                                             --------------
WHOLESALE TRADE-DURABLE GOODS: 2.32%
    312,066   BEACON ROOFING SUPPLY INCORPORATED<<+                                               4,269,063
    198,800   TITAN MACHINERY INCORPORATED+                                                       2,461,143
                                                                                                  6,730,206
                                                                                             --------------
TOTAL COMMON STOCKS (COST $353,965,269)                                                         277,668,038
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 19.10%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.53%
  2,564,902   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                           2,564,902
  2,564,902   DAILY ASSETS FUND INSTITUTIONAL                                                     2,564,902
  2,564,902   DREYFUS CASH MANAGEMENT FUND                                                        2,564,902
  2,564,902   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     2,564,902
                                                                                                 10,259,608
                                                                                             --------------

                                                               INTEREST
 PRINCIPAL                                                       RATE       MATURITY DATE
-----------                                                  ------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 15.57%
$ 1,022,348   ABN AMRO BANK NV                                   0.25%        11/03/2008          1,022,348
  6,321,942   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $6,322,074)          0.25         11/03/2008          6,321,942
    512,980   BANK OF IRELAND                                    0.25         11/03/2008            512,980
  6,321,942   BARCLAYS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES
              (MATURITY VALUE $6,322,074)                        0.25         11/03/2008          6,321,942
    722,508   BARCLAYS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES
              (MATURITY VALUE $722,520)                          0.20         11/03/2008            722,508
    523,818   CALYON GRAND CAYMAN                                1.00         11/03/2008            523,818
    922,307   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         02/25/2008             15,218
    710,082   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         05/19/2008             11,716
    191,465   CME GROUP INCORPORATED++                           1.65         11/07/2008            191,415

             38 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

DISCOVERY FUND

                                                               INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE       MATURITY DATE         VALUE
-----------   -------------------------------------------    ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 5,322,172   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $5,322,327)                               0.35%        11/03/2008     $    5,322,172
  1,065,699   DANSKE BANK A/S COPENHAGEN                         1.00         11/03/2008          1,065,699
  6,321,942   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $6,322,074)          0.25         11/03/2008          6,321,942
    765,858   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25         11/03/2008            765,858
    765,858   FORTIS BANK GRAND CAYMAN                           0.60         11/03/2008            765,858
    106,064   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $106,065)            0.15         11/03/2008            106,064
    256,490   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65         11/03/2008            256,481
  3,445,140   GRYPHON FUNDING LIMITED(a)(i)                      0.00         08/23/2009          1,482,099
    686,382   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $686,411)            0.50         11/03/2008            686,382
  3,142,908   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,142,960)          0.20         11/03/2008          3,142,908
    140,889   MONT BLANC CAPITAL CORPORATION++                   0.50         11/03/2008            140,885
    758,633   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $758,775)            2.25         11/03/2008            758,633
    523,818   NATIXIS                                            1.10         11/03/2008            523,818
     86,701   SCALDIS CAPITAL LIMITED++                          0.75         11/03/2008             86,697
  1,022,348   SOCIETE GENERALE GRAND CAYMAN                      0.25         11/03/2008          1,022,348
  1,051,249   SVENSKA HANDELSBANKEN INCORPORATED                 1.00         11/03/2008          1,051,249
  1,033,186   UBS AG CAYMAN ISLANDS                              0.31         11/03/2008          1,033,186
  1,553,391   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32         07/28/2008          1,087,374
    903,135   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35         08/07/2008            632,194
  1,119,887   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03         04/03/2008            783,921
  1,806,269   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04         02/15/2008          1,264,388
  1,424,430   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99         02/22/2008          1,260,478
                                                                                                 45,204,521
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,625,392)                                       55,464,129
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 39


Portfolio of Investments--October 31, 2008

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
SHORT-TERM INVESTMENTS: 5.01%
 14,552,889   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $   14,552,889
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,552,889)                                                  14,552,889
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES (COST $425,143,550)*               119.75%                   $  347,685,056
OTHER ASSETS AND LIABILITIES, NET                                  (19.75)                      (57,337,833)
                                                                   ------                    --------------
TOTAL NET ASSETS                                                   100.00%                   $  290,347,223
                                                                   ------                    --------------

<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $14,552,889.

* Cost for federal income tax purposes is $427,874,076 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  5,742,721
Gross unrealized depreciation                 (85,931,741)
                                             ------------
Net unrealized appreciation (depreciation)   $(80,189,020)

The accompanying notes are an integral part of these financial statements.

             40 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.75%
APPAREL & ACCESSORY STORES: 2.65%
     85,800   GUESS? INCORPORATED                                                            $    1,867,866
     72,800   KOHL'S CORPORATION+                                                                 2,557,464
     79,600   URBAN OUTFITTERS INCORPORATED+                                                      1,730,504
                                                                                                  6,155,834
                                                                                             --------------
BIOPHARMACEUTICALS: 1.83%
     99,300   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                          4,257,984
                                                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.60%
     92,400   FASTENAL COMPANY<<                                                                  3,720,024
                                                                                             --------------
BUSINESS SERVICES: 8.77%
    319,700   ACTIVISION BLIZZARD INCORPORATED+                                                   3,983,462
        923   ADVENT SOFTWARE INCORPORATED+<<                                                        17,297
     89,205   ANSYS INCORPORATED+                                                                 2,553,939
     14,900   BAIDU.COM INCORPORATED ADR+<<                                                       3,069,400
     41,701   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                            843,194
    120,000   CONCUR TECHNOLOGIES INCORPORATED+                                                   3,027,600
     88,000   F5 NETWORKS INCORPORATED+                                                           2,184,160
     73,600   MCAFEE INCORPORATED+                                                                2,395,680
   199,400O   MNITURE INCORPORATED+                                                               2,293,100
                                                                                                 20,367,832
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 3.25%
     67,900   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                              2,432,857
     55,600   CLOROX COMPANY                                                                      3,381,036
    201,700   MYLAN LABORATORIES INCORPORATED+<<                                                  1,728,569
                                                                                                  7,542,462
                                                                                             --------------
COMMUNICATIONS: 10.66%
    216,264   AMERICAN TOWER CORPORATION CLASS A+                                                 6,987,490
    121,764   EQUINIX INCORPORATED+<<                                                             7,600,509
    226,852   NII HOLDINGS INCORPORATED+                                                          5,843,708
    206,600   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                           4,336,534
                                                                                                 24,768,241
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 3.36%
    327,500   NEW YORK COMMUNITY BANCORP INCORPORATED                                             5,128,650
     47,700   NORTHERN TRUST CORPORATION<<                                                        2,685,987
                                                                                                  7,814,637
                                                                                             --------------
EATING & DRINKING PLACES: 3.59%
    169,000   BURGER KING HOLDINGS INCORPORATED                                                   3,359,720
    171,300   YUM! BRANDS INCORPORATED                                                            4,969,413
                                                                                                  8,329,133
                                                                                             --------------
EDUCATIONAL SERVICES: 3.84%
     33,796   APOLLO GROUP INCORPORATED CLASS A+                                                  2,349,160
    115,990   DEVRY INCORPORATED<<                                                                6,575,473
                                                                                                  8,924,633
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.17%
     41,450   CLEAN HARBORS INCORPORATED+                                                         2,717,877
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 41


Portfolio of Investments--October 31, 2008

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.80%
     35,214   FIRST SOLAR INCORPORATED+                                                      $    5,060,252
    343,300   GRAFTECH INTERNATIONAL LIMITED+                                                     2,784,163
    258,722   MONOLITHIC POWER SYSTEMS+                                                           4,395,687
    169,400   POLYCOM INCORPORATED+<<                                                             3,559,094
                                                                                                 15,799,196
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.87%
     57,179   IHS INCORPORATED+                                                                   2,023,565
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 3.05%
    131,550   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                        3,787,325
    111,590   FLOWERS FOODS INCORPORATED                                                          3,308,644
                                                                                                  7,095,969
                                                                                             --------------
HEALTH SERVICES: 6.47%
     51,100   AMEDISYS INCORPORATED+<<                                                            2,882,551
     54,515   COVANCE INCORPORATED+                                                               2,725,750
    171,100   LINCARE HOLDINGS INCORPORATED+                                                      4,508,485
    147,900   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                 4,923,591
                                                                                                 15,040,377
                                                                                             --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.21%
    104,036   FOSTER WHEELER LIMITED+                                                             2,850,586
    133,923   MCDERMOTT INTERNATIONAL INCORPORATED+                                               2,294,101
                                                                                                  5,144,687
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.08%
    189,800   A-POWER ENERGY GENERATION SYSTEMS LIMITED+<<                                        1,076,166
    131,800   GAMESTOP CORPORATION CLASS A+                                                       3,610,002
     50,400   NATIONAL OILWELL VARCO INCORPORATED+                                                1,506,456
    228,200   NUANCE COMMUNICATIONS INCORPORATED+<<                                               2,088,030
     31,200   SPX CORPORATION                                                                     1,208,688
                                                                                                  9,489,342
                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.42%
     77,893   AON CORPORATION                                                                     3,294,874
                                                                                             --------------
INSURANCE CARRIERS: 3.41%
     94,100   AXIS CAPITAL HOLDINGS LIMITED                                                       2,679,968
     25,000   EVEREST REINSURANCE GROUP LIMITED                                                   1,867,500
     49,900   PARTNERRE LIMITED                                                                   3,377,731
                                                                                                  7,925,199
                                                                                             --------------
LEGAL SERVICES: 0.81%
     32,290   FTI CONSULTING INCORPORATED+<<                                                      1,880,893
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:
   5.14%
     58,012   ENERGY CONVERSION DEVICES INCORPORATED+<<                                           1,980,530
    128,020   HOLOGIC INCORPORATED+                                                               1,566,965
     84,100   ICON PLC ADR+                                                                       2,133,617
    154,300   THERMO FISHER SCIENTIFIC INCORPORATED+                                              6,264,580
                                                                                                 11,945,692
                                                                                             --------------

             42 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.88%
    233,593   PSS WORLD MEDICAL INCORPORATED+<<                                              $    4,237,377
     64,700   ST. JUDE MEDICAL INCORPORATED+                                                      2,460,541
                                                                                                  6,697,918
                                                                                             --------------
MEDICAL PRODUCTS: 1.07%
     80,800   ILLUMINA INCORPORATED+<<                                                            2,491,064
                                                                                             --------------
MISCELLANEOUS RETAIL: 0.73%
    110,700   DICK'S SPORTING GOODS INCORPORATED+                                                 1,695,924
                                                                                             --------------
OIL & GAS EXTRACTION: 8.11%
     93,810   CHESAPEAKE ENERGY CORPORATION                                                       2,061,006
    150,300   NEWFIELD EXPLORATION COMPANY+                                                       3,453,894
    151,000   NOBLE CORPORATION<<                                                                 4,863,710
    180,100   PETROHAWK ENERGY CORPORATION+                                                       3,412,895
     42,800   PIONEER NATURAL RESOURCES COMPANY                                                   1,191,124
    228,100   WEATHERFORD INTERNATIONAL LIMITED+                                                  3,850,328
                                                                                                 18,832,957
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 1.28%
    126,600   PACTIV CORPORATION+<<                                                               2,982,696
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.46%
    112,700   LAZARD LIMITED                                                                      3,400,159
                                                                                             --------------
TRANSPORTATION BY AIR: 3.87%
    233,800   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                        4,423,496
    449,600   US AIRWAYS GROUP INCORPORATED+                                                      4,558,944
                                                                                                  8,982,440
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.16%
    113,100   HORNBECK OFFSHORE+<<                                                                2,691,780
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 4.21%
    178,107   AIRGAS INCORPORATED                                                                 6,832,185
    134,700   DEAN FOODS COMPANY+                                                                 2,944,538
                                                                                                  9,776,723
                                                                                             --------------
TOTAL COMMON STOCKS (COST $326,019,349)                                                         231,790,112
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 16.19%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.00%
  1,739,538   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                           1,739,538
  1,739,538   DAILY ASSETS FUND INSTITUTIONAL                                                     1,739,538
  1,739,538   DREYFUS CASH MANAGEMENT FUND                                                        1,739,538
  1,739,538   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     1,739,538
                                                                                                  6,958,152
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 43


Portfolio of Investments--October 31, 2008

ENTERPRISE FUND

                                                               INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE       MATURITY DATE         VALUE
-----------   -------------------------------------------    ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.19%
$   693,365   ABN AMRO BANK NV                                   0.25%        11/03/2008     $      693,365
  4,287,595   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $4,287,684)          0.25         11/03/2008          4,287,595
    347,908   BANK OF IRELAND                                    0.25         11/03/2008            347,908
  4,287,595   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $4,287,684)          0.25         11/03/2008          4,287,595
    490,011   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $490,019)                       0.20         11/03/2008            490,011
    355,258   CALYON GRAND CAYMAN                                1.00         11/03/2008            355,258
    625,516   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         02/25/2008             10,321
    481,584   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         05/19/2008              7,946
    129,853   CME GROUP INCORPORATED++                           1.65         11/07/2008            129,821
  3,609,542   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $3,609,647)                               0.35         11/03/2008          3,609,542
    722,766   DANSKE BANK A/S COPENHAGEN                         1.00         11/03/2008            722,766
  4,287,595   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $4,287,684)          0.25         11/03/2008          4,287,595
    519,411   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25         11/03/2008            519,411
    519,411   FORTIS BANK GRAND CAYMAN                           0.60         11/03/2008            519,411
     71,934   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $71,935)             0.15         11/03/2008             71,934
    173,954   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65         11/03/2008            173,948
  2,336,523   GRYPHON FUNDING LIMITED(a)(i)                      0.00         08/23/2009          1,005,172
    465,510   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $465,529)            0.50         11/03/2008            465,510
  2,131,547   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $2,131,583)          0.20         11/03/2008          2,131,547
     95,552   MONT BLANC CAPITAL CORPORATION++                   0.50         11/03/2008             95,549
    514,511   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $514,607)            2.25         11/03/2008            514,511
    355,258   NATIXIS                                            1.10         11/03/2008            355,258
     58,801   SCALDIS CAPITAL LIMITED++                          0.75         11/03/2008             58,799
    693,365   SOCIETE GENERALE GRAND CAYMAN                      0.25         11/03/2008            693,365
    712,966   SVENSKA HANDELSBANKEN INCORPORATED                 1.00         11/03/2008            712,966
    700,715   UBS AG CAYMAN ISLANDS                              0.31         11/03/2008            700,715
  1,053,523   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32         07/28/2008            737,466
    612,514   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35         08/07/2008            428,759
    759,517   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03         04/03/2008            531,662
  1,225,027   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04         02/15/2008            857,519
    966,061   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99         02/22/2008            854,867
                                                                                                 30,658,092
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $38,468,299)                                       37,616,244
                                                                                             --------------

             44 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   -------------------------------------------------                              --------------
SHORT-TERM INVESTMENTS: 2.21%
  5,132,451   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $    5,132,451
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,132,451)                                                    5,132,451
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES (COST $369,620,099)*               118.15%                   $  274,538,807
OTHER ASSETS AND LIABILITIES, NET                                  (18.15)                      (42,180,274)
                                                                   ------                    --------------
TOTAL NET ASSETS                                                   100.00%                   $  232,358,533
                                                                   ------                    --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $5,132,451.

* Cost for federal income tax purposes is $370,675,999 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  2,925,543
Gross unrealized depreciation                 (99,062,735)
                                             ------------
Net unrealized appreciation (depreciation)   $(96,137,192)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 45


Portfolio of Investments--October 31, 2008

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.33%
BUSINESS SERVICES: 9.14%
    812,300   CA INCORPORATED                                                                $   14,458,940
    528,500   ELECTRONIC ARTS INCORPORATED<<+                                                    12,039,230
    205,500   JUNIPER NETWORKS INCORPORATED+                                                      3,851,070
    315,000   LAWSON SOFTWARE INCORPORATED+                                                       1,675,800
    836,800   MONSTER WORLDWIDE INCORPORATED<<+                                                  11,916,032
    158,533   TOTAL SYSTEM SERVICES INCORPORATED                                                  2,178,243
    499,100   YAHOO! INCORPORATED<<+                                                              6,398,462
                                                                                                 52,517,777
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 3.19%
    395,200   HOSPIRA INCORPORATED<<+                                                            10,994,464
    520,500   NALCO HOLDING COMPANY<<                                                             7,349,460
                                                                                                 18,343,924
                                                                                             --------------
COMMUNICATIONS: 0.60%
    448,200   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                      2,796,768
    127,400   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                       621,712
                                                                                                  3,418,480
                                                                                             --------------
COMPUTER TECHNOLOGIES: 0.57%
    196,233   METAVANTE TECHNOLOGIES INCORPORATED+                                                3,290,827
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 0.09%
      4,800   ASSOCIATED BANC-CORP                                                                  105,888
      2,000   COMMERCE BANCSHARES INCORPORATED                                                       94,560
        900   M&T BANK CORPORATION<<                                                                 72,990
      4,900   US BANCORP                                                                            146,069
      2,900   WEBSTER FINANCIAL CORPORATION                                                          53,766
      1,900   WILMINGTON TRUST CORPORATION                                                           54,834
                                                                                                    528,107
                                                                                             --------------
EDUCATIONAL SERVICES: 0.29%
    114,700   CORINTHIAN COLLEGES INCORPORATED<<+                                                 1,637,916
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 26.48%
    156,600   AGL RESOURCES INCORPORATED<<                                                        4,760,640
     92,400   AMEREN CORPORATION                                                                  2,998,380
    992,800   AQUA AMERICA INCORPORATED<<                                                        17,870,400
    120,400   CONSOLIDATED EDISON INCORPORATED                                                    5,215,728
    330,700   EDISON INTERNATIONAL                                                               11,769,613
    129,100   ENTERGY CORPORATION                                                                10,076,255
    110,800   FIRSTENERGY CORPORATION                                                             5,779,328
    269,800   FPL GROUP INCORPORATED                                                             12,745,352
  1,522,600   NISOURCE INCORPORATED                                                              19,732,896
    252,494   PG&E CORPORATION<<                                                                  9,258,955
    291,200   PROGRESS ENERGY INCORPORATED                                                       11,464,544
    212,000   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                        5,967,800
     52,863   REPUBLIC SERVICES INCORPORATED                                                      1,252,853
     75,300   SCANA CORPORATION                                                                   2,478,123
    880,000   WASTE MANAGEMENT INCORPORATED                                                      27,482,400
    185,000   XCEL ENERGY INCORPORATED                                                            3,222,700
                                                                                                152,075,967
                                                                                             --------------

             46 Wells Fargo Advantage Small and Mid Cap Stock Funds


Portfolio of Investments--October 31, 2008

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.87%
    450,000   ATMI INCORPORATED+                                                             $    5,472,000
    918,500   GENERAL ELECTRIC COMPANY                                                           17,919,935
     39,100   KLA-TENCOR CORPORATION                                                                909,075
  1,173,500   MOLEX INCORPORATED CLASS A                                                         15,067,740
    430,600   NETAPP INCORPORATED<<+                                                              5,826,018
                                                                                                 45,194,768
                                                                                             --------------
FINANCIAL SERVICES: 1.41%
    690,900   JANUS CAPITAL GROUP INCORPORATED                                                    8,111,166
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 6.77%
    411,000   COCA-COLA ENTERPRISES INCORPORATED                                                  4,130,550
    713,300   CONAGRA FOODS INCORPORATED                                                         12,425,686
    639,900   SARA LEE CORPORATION<<                                                              7,154,082
    610,485   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                             15,182,762
                                                                                                 38,893,080
                                                                                             --------------
FOOD STORES: 0.16%
     83,200   WHOLE FOODS MARKET INCORPORATED<<+                                                    891,904
                                                                                             --------------
FOOTWEAR: 0.17%
    400,000   CROCS INCORPORATED<<+                                                               1,004,000
                                                                                             --------------
GENERAL MERCHANDISE STORES: 1.13%
    161,500   TARGET CORPORATION                                                                  6,479,380
                                                                                             --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.43%
    367,200   EXTERRAN HOLDINGS INCORPORATED<<+                                                   8,228,952
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.03%
    303,500   3M COMPANY                                                                         19,515,050
  1,321,300   APPLIED MATERIALS INCORPORATED                                                     17,057,983
    802,500   INTERMEC INCORPORATED+                                                             10,408,425
    155,300   NATIONAL OILWELL VARCO INCORPORATED+                                                4,641,917
    226,500   PALL CORPORATION                                                                    5,981,865
                                                                                                 57,605,240
                                                                                             --------------
INSURANCE CARRIERS: 0.74%
    295,800   THE PROGRESSIVE CORPORATION<<                                                       4,221,066
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.92%
    112,000   MILLIPORE CORPORATION+                                                              5,811,680
    518,600   PERKINELMER INCORPORATED                                                            9,303,684
    163,800   QUEST DIAGNOSTICS INCORPORATED                                                      7,665,840
    517,300   ROCKWELL AUTOMATION INCORPORATED                                                   14,313,691
    322,000   WATERS CORPORATION+                                                                14,103,600
                                                                                                 51,198,495
                                                                                             --------------
METAL MINING: 3.99%
    202,400   BARRICK GOLD CORPORATION                                                            4,598,528
    698,800   GOLDCORP INCORPORATED                                                              13,039,608
    200,600   NEWMONT MINING CORPORATION                                                          5,283,804
                                                                                                 22,921,940
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 47


Portfolio of Investments--October 31, 2008

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
MISCELLANEOUS RETAIL: 5.09%
     62,600   COSTCO WHOLESALE CORPORATION                                                   $    3,568,826
    371,800   STAPLES INCORPORATED<<                                                              7,224,074
    724,200   WALGREEN COMPANY                                                                   18,438,132
                                                                                                 29,231,032
                                                                                             --------------
MOTION PICTURES: 1.95%
  1,108,500   TIME WARNER INCORPORATED                                                           11,184,765
                                                                                             --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.05%
    180,000   FEDEX CORPORATION                                                                  11,766,600
                                                                                             --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.02%
      4,900   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                 85,750
                                                                                             --------------
OIL & GAS EXTRACTION: 2.45%
     83,800   DEVON ENERGY CORPORATION                                                            6,776,068
    140,700   NOBLE ENERGY INCORPORATED                                                           7,291,074
                                                                                                 14,067,142
                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.51%
    239,700   HESS CORPORATION                                                                   14,432,337
                                                                                             --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.63%
    215,300   SEALED AIR CORPORATION                                                              3,642,876
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.00%
    234,800   HARLEY-DAVIDSON INCORPORATED                                                        5,747,904
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.46%
    101,100   SYSCO CORPORATION                                                                   2,648,820
                                                                                             --------------
WHOLESALE TRADE-DURABLE GOODS: 0.19%
     73,400   BARNES GROUP INCORPORATED                                                           1,065,035
                                                                                             --------------
TOTAL COMMON STOCKS (COST $   798,784,053)                                                      570,435,250
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 8.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.50%
  2,149,763   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                           2,149,763
  2,149,763   DAILY ASSETS FUND INSTITUTIONAL                                                     2,149,763
  2,149,763   DREYFUS CASH MANAGEMENT FUND                                                        2,149,763
  2,149,763   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     2,149,763
                                                                                                  8,599,052
                                                                                             --------------

                                                               INTEREST
 PRINCIPAL                                                       RATE        MATURITY DATE
-----------                                                  ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.59%
$   856,877   ABN AMRO BANK NV                                   0.25%        11/03/2008            856,877
  5,298,711   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $5,298,821)          0.25         11/03/2008          5,298,711
    429,953   BANK OF IRELAND                                    0.25         11/03/2008            429,953
  5,298,711   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES
                 (MATURITY VALUE $5,298,821)                     0.25         11/03/2008          5,298,711
    605,567   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $605,577)                       0.20         11/03/2008            605,567
    439,036   CALYON GRAND CAYMAN                                1.00         11/03/2008            439,036

             48 Wells Fargo Advantage Small and Mid Cap Stock Funds


Portfolio of Investments--October 31, 2008

MID CAP DISCIPLINED FUND

                                                               INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE        MATURITY DATE        VALUE
-----------   --------------------------------------------   ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   773,028   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00%        02/25/2008     $       12,755
    595,152   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         05/19/2008              9,820
    160,475   CME GROUP INCORPORATED++                           1.65         11/07/2008            160,431
  4,460,758   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $4,460,888)                               0.35         11/03/2008          4,460,758
    893,211   DANSKE BANK A/S COPENHAGEN                         1.00         11/03/2008            893,211
  5,298,711   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $5,298,821)          0.25         11/03/2008          5,298,711
    641,901   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25         11/03/2008            641,901
    641,901   FORTIS BANK GRAND CAYMAN                           0.60         11/03/2008            641,901
     88,897   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $88,898)             0.15         11/03/2008             88,897
    214,976   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65         11/03/2008            214,969
  2,887,531   GRYPHON FUNDING LIMITED(a)(i)                      0.00         08/23/2009          1,242,216
    575,289   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKETSECURITIES
                 (MATURITY VALUE $575,313)                       0.50         11/03/2008            575,289
  2,634,216   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $2,634,260)          0.20         11/03/2008          2,634,216
    118,086   MONT BLANC CAPITAL CORPORATION++                   0.50         11/03/2008            118,082
    635,845   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES
                 (MATURITY VALUE $635,964)                       2.25         11/03/2008            635,845
    439,036   NATIXIS                                            1.10         11/03/2008            439,036
     72,668   SCALDIS CAPITAL LIMITED++                          0.75         11/03/2008             72,665
    856,877   SOCIETE GENERALE GRAND CAYMANSOCIETE
                 GENERALE GRAND CAYMAN                           0.25         11/03/2008            856,877
    881,100   SVENSKA HANDELSBANKEN INCORPORATED                 1.00         11/03/2008            881,100
    865,961   UBS AG CAYMAN ISLANDS                              0.31         11/03/2008            865,961
  1,301,969   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32         07/28/2008            911,378
    756,959   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35         08/07/2008            529,871
    938,629   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03         04/03/2008            657,040
  1,513,917   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04         02/15/2008          1,059,742
  1,193,881   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99         02/22/2008          1,056,464
                                                                                                 37,887,991
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,935,443)                                       46,487,043
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 49


Portfolio of Investments--October 31, 2008

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   -------------------------------------------------                              --------------
SHORT-TERM INVESTMENTS: 0.25%
  1,460,772   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $    1,460,772
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,460,772)                                                    1,460,772
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $848,180,268)*                                              107.67%                    $  618,383,065
OTHER ASSETS AND LIABILITIES, NET                                  (7.67)                       (44,076,342)
                                                                                             --------------
TOTAL NET ASSETS                                                  100.00%                    $  574,306,723
                                                                                             --------------

<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,460,772.

* Cost for federal income tax purposes is $851,615,309 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   3,388,928
Gross unrealized depreciation                 (236,621,172)
                                             -------------
Net unrealized appreciation (depreciation)   $(233,232,244)

The accompanying notes are an integral part of these financial statements.

             50 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
Common Stocks: 90.43%
AMUSEMENT & RECREATION SERVICES: 0.82%
    595,000   INTERNATIONAL GAME TECHNOLOGY<<                                                $    8,330,000
                                                                                             --------------
APPAREL & ACCESSORY STORES: 1.31%
    736,000   NORDSTROM INCORPORATED<<                                                           13,314,240
                                                                                             --------------
BUSINESS SERVICES: 9.79%
  1,030,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                14,811,400
    530,000   ELECTRONIC ARTS INCORPORATED+                                                      12,073,400
    380,000   FISERV INCORPORATED+                                                               12,676,800
    870,000   IMS HEALTH INCORPORATED                                                            12,475,800
  1,010,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<                                       5,241,900
    790,600   NCR CORPORATION+                                                                   14,452,168
    443,100   OMNICOM GROUP INCORPORATED<<                                                       13,089,174
  1,085,000   RED HAT INCORPORATED<<+                                                            14,441,350
                                                                                                 99,261,992
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 5.15%
    285,000   AMGEN INCORPORATED+                                                                17,068,650
    235,000   CLOROX COMPANY                                                                     14,290,350
    320,000   PRAXAIR INCORPORATED                                                               20,848,000
                                                                                                 52,207,000
                                                                                             --------------
COAL MINING: 0.60%
    175,000   PEABODY ENERGY CORPORATION                                                          6,039,250
                                                                                             --------------
COMMUNICATIONS: 5.81%
    845,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<                           14,981,850
  1,100,000   COMCAST CORPORATION CLASS A                                                        16,962,000
    505,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                    8,130,500
  1,415,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                     6,905,200
    420,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                        11,928,000
                                                                                                 58,907,550
DEPOSITORY INSTITUTIONS: 4.08%
    540,000   BANK OF NEW YORK MELLON CORPORATION                                                17,604,000
    325,700   BB&T CORPORATION<<                                                                 11,676,345
    256,000   TORONTO-DOMINION BANK ADR<<                                                        12,042,240
                                                                                                 41,322,585
                                                                                             --------------
EATING & DRINKING PLACES: 1.34%
    612,500   DARDEN RESTAURANTS INCORPORATED                                                    13,579,125
                                                                                             --------------
EDUCATIONAL SERVICES: 1.54%
    225,000   APOLLO GROUP INCORPORATED CLASS A<<+                                               15,639,750
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.58%
    676,900   REPUBLIC SERVICES INCORPORATED                                                     16,042,530
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.86%
    413,200   AMPHENOL CORPORATION CLASS A                                                       11,838,180
  9,980,000   ARM HOLDINGS PLC                                                                   15,539,291
    625,000   MEMC ELECTRONIC MATERIALS INCORPORATED+                                            11,487,500
    635,000   MICROSEMI CORPORATION<<+                                                           13,804,900
  1,000,000   NETAPP INCORPORATED<<+                                                             13,530,000
  2,870,000   ON SEMICONDUCTOR CORPORATION<<+                                                    14,665,700

             Wells Fargo Advantage Small and Mid Cap Stock Funds 51


Portfolio of Investments--October 31, 2008

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (continued)
    745,000   POLYCOM INCORPORATED<<+                                                        $   15,652,450
    365,000   ROCKWELL COLLINS INCORPORATED                                                      13,588,950
                                                                                                110,106,971
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.94%
    595,000   ACCENTURE LIMITED CLASS A                                                          19,664,750
                                                                                             --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.23%
    370,000   CROWN HOLDINGS INCORPORATED                                                         7,466,600
    455,000   ILLINOIS TOOL WORKS INCORPORATED                                                   15,192,450
                                                                                                 22,659,050
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 1.39%
    609,300   PEPSI BOTTLING GROUP INCORPORATED                                                  14,087,016
                                                                                             --------------
FOOD STORES: 0.88%
    325,000   KROGER COMPANY                                                                      8,924,500
                                                                                             --------------
GENERAL MERCHANDISE STORES: 1.13%
    285,000   TARGET CORPORATION                                                                 11,434,200
                                                                                             --------------
HEALTH SERVICES: 0.98%
  4,710,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                 9,891,000
                                                                                             --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.67%
    330,000   OAKTREE CAPITAL MANAGEMENT+                                                         6,765,000
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.13%
    400,000   DOVER CORPORATION                                                                  12,708,000
    405,000   NATIONAL OILWELL VARCO INCORPORATED+                                               12,105,450
    610,000   PALL CORPORATION                                                                   16,110,100
  1,645,000   SEAGATE TECHNOLOGY                                                                 11,136,650
                                                                                                 52,060,200
                                                                                             --------------
INSURANCE CARRIERS: 5.04%
    370,000   ACE LIMITED                                                                        21,223,200
    375,000   HCC INSURANCE HOLDINGS INCORPORATED                                                 8,272,500
    718,100   MGIC INVESTMENT CORPORATION<<                                                       2,786,228
    410,000   RENAISSANCERE HOLDINGS LIMITED                                                     18,819,000
                                                                                                 51,100,928
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.49%
    345,000   APPLIED BIOSYSTEMS                                                                 10,636,350
    635,000   COOPER COMPANIES INCORPORATED                                                      10,464,800
    375,000   MEDTRONIC INCORPORATED                                                             15,123,750
    445,000   RESMED INCORPORATED+                                                               15,245,700
    281,400   ROCKWELL AUTOMATION INCORPORATED                                                    7,786,338
    380,000   WATERS CORPORATION+                                                                16,644,000
                                                                                                 75,900,938
                                                                                             --------------
MEDICAL PRODUCTS: 1.24%
    270,000   ZIMMER HOLDINGS INCORPORATED+                                                      12,536,100
                                                                                             --------------
METAL MINING: 0.59%
    205,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                               5,965,500
                                                                                             --------------

             52 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
MISCELLANEOUS RETAIL: 3.15%
    435,000   CVS CAREMARK CORPORATION                                                       $   13,332,750
    960,000   STAPLES INCORPORATED<<                                                             18,652,800
                                                                                                 31,985,550
                                                                                             --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.24%
    441,100   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                        12,540,473
                                                                                             --------------
OIL & GAS EXTRACTION: 7.86%
    240,000   APACHE CORPORATION                                                                 19,759,200
    475,000   CHESAPEAKE ENERGY CORPORATION                                                      10,435,750
    333,000   TRANSOCEAN INCORPORATED+                                                           27,415,890
  1,305,000   WEATHERFORD INTERNATIONAL LIMITED+                                                 22,028,400
                                                                                                 79,639,240
                                                                                             --------------
PERSONAL SERVICES: 0.63%
    515,000   REGIS CORPORATION                                                                   6,370,550
                                                                                             --------------
PRIMARY METAL INDUSTRIES: 1.04%
    260,000   NUCOR CORPORATION                                                                  10,532,600
                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.56%
  1,060,000   INVESCO LIMITED                                                                    15,804,600
                                                                                             --------------
TRANSPORTATION BY AIR: 0.94%
    905,000   TAM SA ADR<<+                                                                       9,574,900
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.22%
    700,000   JOHNSON CONTROLS INCORPORATED                                                      12,411,000
                                                                                             --------------
TRAVEL & RECREATION: 1.20%
    480,000   CARNIVAL CORPORATION                                                               12,192,000
                                                                                             --------------
TOTAL COMMON STOCKS (COST $1,169,778,515)                                                       916,791,088
                                                                                             --------------
RIGHTS: 0.00%
    566,000   SEAGATE TECHNOLOGY RIGHTS(a)(i)                                                             0
TOTAL RIGHTS (COST $0)
COLLATERAL FOR SECURITIES LENDING: 11.04%                                                                 0
                                                                                             --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.04%
  5,177,767   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                           5,177,767
  5,177,767   DAILY ASSETS FUND INSTITUTIONAL                                                     5,177,767
  5,177,767   DREYFUS CASH MANAGEMENT FUND                                                        5,177,767
  5,177,767   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     5,177,767
                                                                                                 20,711,068
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 53


Portfolio of Investments--October 31, 2008

OPPORTUNITY FUND

                                                               INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE        MATURITY DATE        VALUE
-----------   --------------------------------------------   ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.00%
$ 2,063,814   ABN AMRO BANK NV                                   0.25%        11/03/2008     $    2,063,814
 12,762,103   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $12,762,369)         0.25         11/03/2008         12,762,103
  1,035,554   BANK OF IRELAND                                    0.25         11/03/2008          1,035,554
 12,762,103   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $12,762,369)         0.25         11/03/2008         12,762,103
  1,458,526   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $1,458,550)                     0.20         11/03/2008          1,458,526
  1,057,431   CALYON GRAND CAYMAN                                1.00         11/03/2008          1,057,431
  1,861,860   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         02/25/2008             30,721
  1,433,442   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         05/19/2008             23,652
    386,509   CME GROUP INCORPORATED++                           1.65         11/07/2008            386,403
 10,743,868   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $10,744,181)                    0.35         11/03/2008         10,743,868
  2,151,326   DANSKE BANK A/S COPENHAGEN                         1.00         11/03/2008          2,151,326
 12,762,103   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $12,762,369)            0.25         11/03/2008         12,762,103
  1,546,038   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25         11/03/2008          1,546,038
  1,546,038   FORTIS BANK GRAND CAYMAN                           0.60         11/03/2008          1,546,038
    214,112   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $214,115)            0.15         11/03/2008            214,112
    517,777   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65         11/03/2008            517,758
  6,954,703   GRYPHON FUNDING LIMITED(a)(i)                      0.00         08/23/2009          2,991,913
  1,385,600   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $1,385,658)             0.50         11/03/2008          1,385,600
  6,344,588   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $6,344,694)          0.20         11/03/2008          6,344,588
    284,413   MONT BLANC CAPITAL CORPORATION++                   0.50         11/03/2008            284,405
  1,531,452   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $1,531,739)          2.25         11/03/2008          1,531,452
  1,057,431   NATIXIS                                            1.10         11/03/2008          1,057,431
    175,023   SCALDIS CAPITAL LIMITED++                          0.75         11/03/2008            175,016
  2,063,814   SOCIETE GENERALE GRAND CAYMAN                      0.25         11/03/2008          2,063,814
  2,122,155   SVENSKA HANDELSBANKEN INCORPORATED                 1.00         11/03/2008          2,122,155
  2,085,692   UBS AG CAYMAN ISLANDS                              0.31         11/03/2008          2,085,692
  3,135,831   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32         07/28/2008          2,195,082
  1,823,158   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35         08/07/2008          1,276,210
  2,260,715   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03         04/03/2008          1,582,501
  3,646,315   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04         02/15/2008          2,552,421
  2,875,497   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99         02/22/2008          2,544,529
                                                                                                 91,254,359
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING
   (COST $115,375,579)                                                                          111,965,427
                                                                                             --------------

             54 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   --------------------------------------------------                             --------------
SHORT-TERM INVESTMENTS: 8.68%
 88,022,417   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $   88,022,417
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $88,022,417)                                                  88,022,417
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,373,176,511)*                                          110.15%                   $1,116,778,932
OTHER ASSETS AND LIABILITIES, NET                                  (10.15)                     (102,917,675)
                                                                   ------                    --------------
TOTAL NET ASSETS                                                   100.00%                   $1,013,861,257
                                                                   ======                    ==============

<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $88,022,417.

* Cost for federal income tax purposes is $1,384,468,003 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  93,590,797
Gross unrealized depreciation                 (361,279,868)
                                             -------------
Net unrealized appreciation (depreciation)   $(267,689,071)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 55


Portfolio of Investments--October 31, 2008

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.14%
AMUSEMENT & RECREATION SERVICES: 0.20%
    132,100   LAKES ENTERTAINMENT INCORPORATED+                                              $      568,030
                                                                                             --------------
APPAREL & ACCESSORY STORES: 0.24%
    194,000   HEELYS INCORPORATED+<<                                                                680,940
                                                                                             --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.36%
     30,000   AVATAR HOLDINGS INCORPORATED+<<                                                     1,018,500
                                                                                             --------------
BUSINESS SERVICES: 10.53%
    909,988   ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                             7,380,003
    500,000   CONVERGYS CORPORATION+<<                                                            3,845,000
     63,000   ELECTRONIC ARTS INCORPORATED+                                                       1,435,140
    135,000   ELECTRONICS FOR IMAGING INCORPORATED+                                               1,431,000
    170,000   FAIR ISAAC CORPORATION<<                                                            2,650,300
    500,000   LAWSON SOFTWARE INCORPORATED+                                                       2,660,000
    702,000   MIDWAY GAMES INCORPORATED+<<                                                          568,620
    700,000   MONSTER WORLDWIDE INCORPORATED+<<                                                   9,968,000
                                                                                                 29,938,063
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 0.49%
    125,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                 1,406,250
                                                                                             --------------
COMMUNICATIONS: 3.67%
    255,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                        1,591,200
    830,000   MASTEC INCORPORATED+                                                                7,237,600
     56,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                           1,590,400
                                                                                                 10,419,200
                                                                                             --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.62%
    190,000   COMFORT SYSTEMS USA INCORPORATED                                                    1,772,700
                                                                                             --------------
EATING & DRINKING PLACES: 1.68%
    167,800   CEC ENTERTAINMENT INCORPORATED+                                                     4,309,104
    107,000   RUBIO'S RESTAURANTS INCORPORATED+                                                     468,660
                                                                                                  4,777,764
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 13.77%
     18,700   ALLETE INCORPORATED                                                                   654,500
    457,189   AQUA AMERICA INCORPORATED<<                                                         8,229,402
    139,800   CLEAN HARBORS INCORPORATED+<<                                                       9,166,686
     31,900   NICOR INCORPORATED                                                                  1,474,099
    620,000   NISOURCE INCORPORATED                                                               8,035,200
     18,500   NORTHWEST NATURAL GAS COMPANY                                                         941,280
     51,400   PIEDMONT NATURAL GAS COMPANY<<                                                      1,692,088
     43,700   PORTLAND GENERAL ELECTRIC COMPANY                                                     896,724
    255,000   REPUBLIC SERVICES INCORPORATED                                                      6,043,500
     29,600   SOUTHWEST GAS CORPORATION                                                             773,152
     38,100   WGL HOLDINGS INCORPORATED+                                                          1,226,439
                                                                                                 39,133,070
                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.53%
    504,500   ARRIS GROUP INCORPORATED+                                                           3,486,095
    650,877   ATMI INCORPORATED+                                                                  7,914,664
    135,000   EXAR CORPORATION+                                                                     901,800
  1,574,463   FUELCELL ENERGY INCORPORATED+<<                                                     7,525,933

             56 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    270,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                         $    3,672,000
    568,000   MERCURY COMPUTER SYSTEMS INCORPORATED+                                              4,078,240
    525,000   MOLEX INCORPORATED CLASS A                                                          6,741,000
    108,800   ZOLTEK COMPANIES INCORPORATED+<<                                                    1,282,752
                                                                                                 35,602,484
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.32%
    330,000   CRA INTERNATIONAL INCORPORATED+<<                                                   8,929,800
     11,100   TEJON RANCH COMPANY+<<                                                                322,566
     60,000   TRIMERIS INCORPORATED                                                                 196,200
                                                                                                  9,448,566
                                                                                             --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.60%
     31,000   VALMONT INDUSTRIES INCORPORATED<<                                                   1,698,180
                                                                                             --------------
FINANCIAL SERVICES: 1.20%
    290,228   JANUS CAPITAL GROUP INCORPORATED<<                                                  3,407,277
                                                                                             --------------
FOOD & KINDRED PRODUCTS: 4.95%
    390,000   COCA-COLA ENTERPRISES INCORPORATED                                                  3,919,500
    377,700   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                              9,393,399
    712,500   VERMONT PURE HOLDINGS LIMITED+                                                        748,125
                                                                                                 14,061,024
                                                                                             --------------
FOOD STORES: 3.54%
    118,000   WHOLE FOODS MARKET INCORPORATED+<<                                                  1,264,960
    585,000   WINN-DIXIE STORES INCORPORATED+                                                     8,786,700
                                                                                                 10,051,660
                                                                                             --------------
FOOTWEAR: 0.10%
    110,000   CROCS INCORPORATED+<<                                                                 276,100
                                                                                             --------------
HEALTH SERVICES: 0.50%
  2,177,700   HOOPER HOLMES INCORPORATED+                                                         1,415,505
                                                                                             --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.25%
     67,000   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                     980,210
    115,000   EXTERRAN HOLDINGS INCORPORATED+<<                                                   2,577,150
                                                                                                  3,557,360
                                                                                             --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.39%
    135,000   WILLIAMS-SONOMA INCORPORATED                                                        1,117,800
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.10%
  1,400,000   ENTEGRIS INCORPORATED+                                                              3,766,000
  1,199,000   INFOCUS CORPORATION+                                                                1,067,110
    580,000   INTERMEC INCORPORATED+                                                              7,522,600
    285,000   KENNAMETAL INCORPORATED                                                             6,047,700
     94,800   PALL CORPORATION                                                                    2,503,668
     13,600   PLANAR SYSTEMS INCORPORATED+                                                           27,200
     66,000   ROBBINS & MYERS INCORPORATED                                                        1,346,400
    991,000   ULTRATECH INCORPORATED+                                                            14,944,280
                                                                                                 37,224,958
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 57


Portfolio of Investments--October 31, 2008

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.37%
    505,100   CRAWFORD & COMPANY CLASS A+                                                    $    3,894,321
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:
   11.78%
    785,000   HERLEY INDUSTRIES INCORPORATED+**                                                  10,440,500
    150,000   MILLIPORE CORPORATION+<<                                                            7,783,500
    333,500   NEWPORT CORPORATION+<<                                                              2,397,865
    350,000   PERKINELMER INCORPORATED                                                            6,279,000
    133,000   WATERS CORPORATION+<<                                                               5,825,400
     31,100   ZOLL MEDICAL CORPORATION+                                                             748,888
                                                                                                 33,475,153
                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 4.37%
     91,000   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                            1,786,330
  1,462,400   LEAPFROG ENTERPRISES INCORPORATED+<<                                                9,871,200
    115,000   LYDALL INCORPORATED+                                                                  764,750
                                                                                                 12,422,280
                                                                                             --------------
MOTION PICTURES: 0.01%
     63,274   WPT ENTERPRISES INCORPORATED+                                                          24,044
                                                                                             --------------
OIL & GAS EXTRACTION: 0.23%
    686,700   SYNTROLEUM CORPORATION+<<                                                             659,232
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 0.64%
    307,000   BUCKEYE TECHNOLOGIES INCORPORATED+                                                  1,808,230
                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.24%
    112,000   HESS CORPORATION                                                                    6,743,520
     84,600   WD-40 COMPANY                                                                       2,461,860
                                                                                                  9,205,380
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.30%
  1,500,000   PLAYBOY ENTERPRISES INCORPORATED CLASS B+**                                         3,705,000
                                                                                             --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.58%
     97,000   SEALED AIR CORPORATION                                                              1,641,240
                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.58%
    125,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                       1,660,000
                                                                                             --------------
TOTAL COMMON STOCKS (COST $401,724,686)                                                         276,070,311
                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 11.71%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.17%
  1,538,462   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                           1,538,462
  1,538,462   DAILY ASSETS FUND INSTITUTIONAL                                                     1,538,462
  1,538,462   DREYFUS CASH MANAGEMENT FUND                                                        1,538,462
  1,538,462   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                     1,538,462
                                                                                                  6,153,848
                                                                                             --------------

             58 Wells Fargo Advantage Small and Mid Cap Stock Funds


Portfolio of Investments--October 31, 2008

SMALL CAP DISCIPLINED FUND

                                                               INTEREST
 PRINCIPAL    SECURITY NAME                                      RATE        MATURITY DATE        VALUE
-----------   --------------------------------------------   ------------   --------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.54%
$   613,218   ABN AMRO BANK NV                                   0.25%        11/03/2008     $      613,218
  3,791,983   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,792,062)          0.25         11/03/2008          3,791,983
    307,692   BANK OF IRELAND                                    0.25         11/03/2008            307,692
  3,791,983   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,792,062)          0.25         11/03/2008          3,791,983
    433,369   BARCLAYS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $433,376)                       0.20         11/03/2008            433,369
    314,193   CALYON GRAND CAYMAN                                1.00         11/03/2008            314,193
    553,211   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         02/25/2008              9,128
    425,916   CHEYNE FINANCE LLC++ +/- ####(a)(i)                0.00         05/19/2008              7,028
    114,843   CME GROUP INCORPORATED++                           1.65         11/07/2008            114,807
  3,192,308   CREDIT SUISSE FIRST BOSTON REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $3,192,401)                               0.35         11/03/2008          3,192,308
    639,220   DANSKE BANK A/S COPENHAGEN                         1.00         11/03/2008            639,220
  3,791,983   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $3,792,062)          0.25         11/03/2008          3,791,983
    459,372   DEXIA CREDIT LOCAL DE FRANCE SA                    1.25         11/03/2008            459,372
    459,372   FORTIS BANK GRAND CAYMAN                           0.60         11/03/2008            459,372
     63,619   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $63,620)             0.15         11/03/2008             63,619
    153,846   GREENWICH CAPITAL HOLDINGS INCORPORATED            0.65         11/03/2008            153,841
  2,066,440   GRYPHON FUNDING LIMITED(a)(i)                      0.00         08/23/2009            888,982
    411,701   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $411,718)            0.50         11/03/2008            411,701
  1,885,157   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $1,885,188)          0.20         11/03/2008          1,885,157
     84,507   MONT BLANC CAPITAL CORPORATION++                   0.50         11/03/2008             84,505
    455,038   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $455,123)            2.25         11/03/2008            455,038
    314,193   NATIXIS                                            1.10         11/03/2008            314,193
     52,004   SCALDIS CAPITAL LIMITED++                          0.75         11/03/2008             52,002
    613,218   SOCIETE GENERALE GRAND CAYMAN                      0.25         11/03/2008            613,218
    630,553   SVENSKA HANDELSBANKEN INCORPORATED                 1.00         11/03/2008            630,553
    619,718   UBS AG CAYMAN ISLANDS                              0.31         11/03/2008            619,718
    931,744   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.32         07/28/2008            652,221
    541,712   VICTORIA FINANCE LLC++ +/- ####(a)(i)              0.35         08/07/2008            379,198
    671,723   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.03         04/03/2008            470,206
  1,083,424   VICTORIA FINANCE LLC++ +/- ####(a)(i)              3.04         02/15/2008            758,397
    854,392   WHITE PINE FINANCE LLC++ +/- ####(a)(i)            2.99         02/22/2008            756,051
                                                                                                 27,114,256
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,797,895)                                       33,268,104
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 59


Portfolio of Investments--October 31, 2008

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                       VALUE
-----------   -------------------------------------------------                              --------------
SHORT-TERM INVESTMENTS: 0.47%
  1,325,456   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   $    1,325,456
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,325,456)                                                    1,325,456
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES (COST $436,848,037)*               109.32%                   $  310,663,871
OTHER ASSETS AND LIABILITIES, NET                                   (9.32)                      (26,474,976)
                                                                   ------                    --------------
TOTAL NET ASSETS                                                   100.00%                   $  284,188,895
                                                                   ======                    --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,325,456.

* Cost for federal income tax purposes is $437,363,160 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  11,594,749
Gross unrealized depreciation                 (138,294,038)
                                             -------------
Net unrealized appreciation (depreciation)   $(126,699,289)

The accompanying notes are an integral part of these financial statements.

             60 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
COMMON STOCKS: 92.92%
AMUSEMENT & RECREATION SERVICES: 0.27%
    304,535   CENTURY CASINOS INCORPORATED+                                                  $      365,442
                                                                                             --------------
Apparel & ACCESSORY STORES: 0.36%
    200,095   DELIA*S INCORPORATED+                                                                 484,230
                                                                                             --------------
BIOPHARMACEUTICALS: 0.65%
  2,668,451   ENCORIUM GROUP INCORPORATED+**                                                        880,589
                                                                                             --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.38%
     34,640   CAVCO INDUSTRIES INCORPORATED+                                                      1,178,799
    237,127   PALM HARBOR HOMES INCORPORATED+                                                     2,039,292
                                                                                                  3,218,091
                                                                                             --------------
BUSINESS SERVICES: 11.14%
  1,346,935   3COM CORPORATION+                                                                   3,677,133
     81,615   ABM INDUSTRIES INCORPORATED                                                         1,332,773
     80,515   CLARUS CORPORATION+                                                                   402,575
     57,005   HEALTHCARE SERVICES GROUP                                                             944,003
     38,395   HENRY JACK & ASSOCIATES INCORPORATED                                                  729,889
    661,825   HILL INTERNATIONAL INCORPORATED+                                                    4,156,261
     62,725   HLTH CORPORATION+                                                                     519,990
     62,930   IMS HEALTH INCORPORATED                                                               902,416
    397,727   TIER TECHNOLOGIES INCORPORATED CLASS B+                                             2,378,407
                                                                                                 15,043,447
                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 1.89%
     35,285   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                     1,124,886
    308,827   ORASURE TECHNOLOGIES INCORPORATED+                                                  1,423,692
                                                                                                  2,548,578
                                                                                             --------------
COMMUNICATIONS: 2.01%
    279,645   CHINA GRENTECH CORPORATION LIMITED ADR+                                               346,760
    340,905   CINCINNATI BELL INCORPORATED+                                                         814,763
    511,514   CITADEL BROADCASTING CORPORATION+                                                     143,224
    935,855   SANDVINE CORPORATION+                                                                 586,781
     29,125   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                             827,150
                                                                                                  2,718,678
                                                                                             --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.33%
    919,690   CHAMPION ENTERPRISES INCORPORATED+                                                  1,719,820
     35,265   U.S. HOME SYSTEMS INCORPORATED+                                                        74,762
                                                                                                  1,794,582
                                                                                             --------------
DEPOSITORY INSTITUTIONS: 1.51%
    107,669   FIRST SECURITY GROUP INCORPORATED                                                     806,441
    104,045   PACIFIC PREMIER BANCORP INCORPORATED+                                                 416,180
     53,315   WESTERN UNION COMPANY                                                                 813,587
                                                                                                  2,036,208
                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.71%
     98,240   EL PASO CORPORATION                                                                   952,928
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 61


Portfolio of Investments--October 31, 2008

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.58%
    104,130   EMCORE CORPORATION+                                                            $      370,703
    457,149   EVANS & SUTHERLAND COMPUTER CORPORATION+                                              310,861
    174,325   GLOBECOMM SYSTEMS INCORPORATED+                                                     1,373,681
     87,229   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                        1,066,811
    422,585   MICRON TECHNOLOGY INCORPORATED+                                                     1,990,375
  1,576,500   MRV COMMUNICATIONS INCORPORATED+                                                    1,166,452
    101,400   OSI SYSTEMS INCORPORATED+                                                           1,166,100
    549,920   POWER-ONE INCORPORATED+                                                               610,411
    165,198   RICHARDSON ELECTRONICS LIMITED                                                        829,294
                                                                                                  8,884,688
                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.64%
    196,732   SYMYX TECHNOLOGIES INCORPORATED+                                                      867,588
                                                                                             --------------
HEALTH SERVICES: 1.87%
     33,500   BIO-REFERENCE LABORATORIES INCORPORATED+                                              823,765
    150,760   CROSS COUNTRY HEALTHCARE INCORPORATED+                                              1,706,603
                                                                                                  2,530,368
                                                                                             --------------
HOLDING & OTHER INVESTMENT OFFICES: 11.20%
    435,843   ANNALY CAPITAL MANAGEMENT INCORPORATED#                                             6,058,218
    357,875   ANWORTH MORTGAGE ASSET CORPORATION                                                  2,097,148
    239,075   CAPSTEAD MORTGAGE CORPORATION                                                       2,402,704
    119,246   HILLTOP HOLDINGS INCORPORATED+                                                      1,120,912
    215,815   PRIMORIS SERVICES CORPORATION+                                                      1,372,583
     72,435   SUN COMMUNITIES INCORPORATED                                                        1,089,422
    165,680   UMH PROPERTIES INCORPORATED                                                           985,796
                                                                                                 15,126,783
                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.63%
    203,855   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                          768,533
    200,945   CRAY INCORPORATED+                                                                    630,968
    183,645   INTERMEC INCORPORATED+                                                              2,381,876
     43,545   LEXMARK INTERNATIONAL INCORPORATED+                                                 1,124,767
                                                                                                  4,906,144
                                                                                             --------------
INSURANCE CARRIERS: 1.53%
    40,210    MERCURY GENERAL CORPORATION                                                         2,065,588
                                                                                             --------------
JUSTICE, PUBLIC ORDER & SAFETY: 2.12%
    162,022   GEO GROUP INCORPORATED+                                                             2,861,309
                                                                                             --------------
LEATHER & LEATHER PRODUCTS: 0.19%
    212,490   BAKERS FOOTWEAR GROUP INCORPORATED+                                                   261,363
                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.86%
    609,038   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                          2,503,146
     18,440   HAEMONETICS CORPORATION+                                                            1,089,066
    445,515   LTX-CREDENCE CORPORATION+                                                             276,219
                                                                                                  3,868,431
                                                                                             --------------
METAL MINING: 11.14%
     33,120   AGNICO-EAGLE MINES LIMITED                                                            915,768
    375,740   APEX SILVER MINES LIMITED+                                                            499,734
     45,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B#                                1,309,500
    179,205   GOLDCORP INCORPORATED#                                                              3,343,965

             62 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
METAL MINING (continued)
     61,330   NEWMONT MINING CORPORATION                                                     $    1,615,432
    106,750   NOVAGOLD RESOURCES INCORPORATED+                                                      304,238
    348,815   PETAQUILLA MINERALS LIMITED+                                                          218,742
    207,785   RANDGOLD RESOURCES LIMITED ADR#                                                     6,443,413
     84,560   YAMANA GOLD INCORPORATED                                                              391,513
                                                                                                 15,042,305
                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.51%
    242,755   ACCO BRANDS CORPORATION+                                                              684,569
                                                                                             --------------
MOTION PICTURES: 0.84%
     42,230   DISCOVERY COMMUNICATIONS INCORPORATED+                                                576,017
     42,145   DISCOVERY HOLDING COMPANY+                                                            561,371
                                                                                                  1,137,388
                                                                                             --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.21%
     61,000   YRC WORLDWIDE INCORPORATED+                                                           279,380
                                                                                             --------------
OIL & GAS EXTRACTION: 17.25%
     34,665   CANADIAN NATURAL RESOURCES LIMITED                                                  1,751,276
    183,850   ENERGY XXI BERMUDA LIMITED                                                            362,185
    412,640   GLOBAL INDUSTRIES LIMITED+                                                          1,052,232
    114,200   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                          1,205,952
     42,950   HELMERICH & PAYNE INCORPORATED                                                      1,473,615
     79,700   HERCULES OFFSHORE INCORPORATED+                                                       581,013
    219,515   KEY ENERGY SERVICES INCORPORATED+                                                   1,360,993
    226,752   MCMORAN EXPLORATION COMPANY+                                                        3,217,611
     27,665   NEWFIELD EXPLORATION COMPANY+                                                         635,742
    536,420   NEWPARK RESOURCES INCORPORATED+                                                     3,084,415
     30,120   PENN WEST ENERGY TRUST                                                                537,943
     39,080   PETROQUEST ENERGY INCORPORATED+                                                       388,846
     30,835   PIONEER NATURAL RESOURCES COMPANY                                                     858,138
     33,575   PRIDE INTERNATIONAL INCORPORATED+                                                     630,874
     51,707   RANGE RESOURCES CORPORATION                                                         2,183,070
     49,455   SANDRIDGE ENERGY INCORPORATED+                                                        529,169
    312,930   TRILOGY ENERGY TRUST                                                                1,570,751
    121,270   WILLBROS GROUP INCORPORATED+                                                        1,878,472
                                                                                                 23,302,297
                                                                                             --------------
OIL FIELD SERVICES: 0.42%
     62,820   TRICO MARINE SERVICES INCORPORATED+                                                   565,380
                                                                                             --------------
PAPER & ALLIED PRODUCTS: 0.04%
  1,076,600   CHESAPEAKE CORPORATION+**                                                              49,524
                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.93%
    153,050   INTEROIL CORPORATION+#                                                              2,210,042
     30,755   MARATHON OIL CORPORATION                                                              894,971
     29,045   WD-40 COMPANY                                                                         845,210
                                                                                                  3,950,223
                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.33%
    527,380   R.H. DONNELLEY CORPORATION+                                                           448,273
                                                                                             --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 63


Portfolio of Investments--October 31, 2008

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                       VALUE
-----------   ----------------------------------------------------------------------------   --------------
REAL ESTATE: 1.62%
    168,800   CHIMERA INVESTMENT CORPORATION                                                 $      486,144
     77,770   HATTERAS FINANCIAL CORPORATION                                                      1,695,386
                                                                                                  2,181,530
                                                                                             --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.12%
    212,215   CONSTAR INTERNATIONAL INCORPORATED+                                                    87,008
    694,016   INTERTAPE POLYMER GROUP INCORPORATED+                                               1,422,732
                                                                                                  1,509,740
                                                                                             --------------
SOCIAL SERVICES: 0.52%
     53,685   ABB LIMITED ADR                                                                       705,958
                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.76%
    247,390   GENTEX CORPORATION                                                                  2,372,470
                                                                                             --------------
THEATERS & ENTERTAINMENT: 0.97%
    102,485   REGAL ENTERTAINMENT GROUP CLASS A                                                   1,315,907
                                                                                             --------------
TRANSPORTATION EQUIPMENT: 0.20%
    611,880   FLEETWOOD ENTERPRISES INCORPORATED+                                                   275,346
                                                                                             --------------
WHOLESALE TRADE-DURABLE GOODS: 0.19%
    132,084   PATRICK INDUSTRIES INCORPORATED+                                                      253,601
                                                                                             --------------
TOTAL COMMON STOCKS (COST $205,460,628)                                                         125,488,926
                                                                                             --------------

SHARES                                                                     EXPIRATION DATE
------                                                                     ---------------
WARRANTS: 0.45%
    308,135   PRIMORIS SERVICES CORPORATION WARRANT+                          10/02/2010            607,026
TOTAL WARRANTS (COST $794,077)                                                                      607,026
                                                                                             --------------
SHORT-TERM INVESTMENTS: 6.78%
  9,159,136   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                        9,159,136
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,159,136)                                                    9,159,136
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $215,413,841)*                                           100.15%                    $  135,255,088
OTHER ASSETS AND LIABILITIES, NET                                  (0.15)                          (204,066)
                                                                  ------                     --------------
TOTAL NET ASSETS                                                  100.00%                    $  135,051,022
                                                                  ------                     --------------

             64 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2008

SMALL/MID CAP VALUE FUND

 CONTRACTS    SECURITY NAME                                 STRIKE PRICE   EXPIRATION DATE        VALUE
-----------   -------------------------------------------   ------------   ---------------   --------------
WRITTEN OPTIONS: (0.12%)
      (100)   ANNALY CAPITAL MANAGEMENT INCORPORATED CALL      $17.50         01/17/2009     $       (3,000)
      (100)   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED
                 CALL                                          $30.00         01/17/2009            (48,800)
      (100)   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED
                 CALL                                          $35.00         01/17/2009            (34,000)
       (50)   GOLDCORP INCORPORATED CALL                       $30.00         11/22/2008               (500)
      (100)   INTEROIL CORPORATION CALL                        $10.00         11/22/2008            (47,000)
      (100)   INTEROIL CORPORATION CALL                        $12.50         11/22/2008            (28,000)
       (50)   RANDGOLD RESOURCES LIMITED ADR CALL              $40.00         11/22/2008             (3,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(258,098)                                                (164,300)
                                                                                             --------------

+    Non-income earning securities.

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

+++  Short-term security of an affiliate of the Fund with a cost of $9,159,136.

* Cost for federal income tax purposes is $219,400,620 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  5,469,475
Gross unrealized depreciation                 (89,615,007)
                                             ------------
Net unrealized appreciation (depreciation)   $(84,145,532)

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             66 Wells Fargo Advantage Small and Mid Cap Stock Funds


                          Statements of Assets and Liabilities--October 31, 2008


                                                                               Discovery      Enterprise
                                                                                 Fund            Fund
                                                                             ------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ......   $277,668,038   $ 231,790,112
      Collateral received for securities loaned (Note 2) .................     55,464,129      37,616,244
      Investments in affiliates ..........................................     14,552,889       5,132,451
                                                                             ------------   -------------
   Total investments at market value (see cost below) ....................    347,685,056     274,538,807
                                                                             ------------   -------------
   Cash ..................................................................              0               0
   Receivable for Fund shares issued .....................................      1,458,307         389,779
   Receivable for investments sold .......................................     10,591,962       6,393,244
   Receivables for dividends and interest ................................         57,748          89,344
                                                                             ------------   -------------
Total assets .............................................................    359,793,073     281,123,563
                                                                             ------------   -------------
LIABILITIES
   Option written, at value ..............................................              0               0
   Payable for Fund shares redeemed ......................................        692,130         241,177
   Payable for investments purchased .....................................     10,771,813       9,448,743
   Payable upon receipt of securities loaned (Note 2) ....................     57,648,565      39,122,687
   Payable to investment advisor and affiliates (Note 3) .................        234,152         154,391
   Accrued expenses and other liabilities ................................         99,190          85,643
                                                                             ------------   -------------
Total liabilities ........................................................     69,445,850      49,052,641
                                                                             ------------   -------------
TOTAL NET ASSETS .........................................................   $290,347,223   $ 232,358,533
                                                                             ============   =============
NET ASSETS CONSIST OF
   Paid-in capital .......................................................   $392,363,686   $ 522,265,782
   Undistributed net investment income (loss) ............................              0               0
   Undistributed net realized gain (loss) on investments .................    (24,557,969)   (194,825,957)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies .................................................    (76,297,231)    (94,229,237)
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales ....................................................              0               0
   Net unrealized appreciation (depreciation) of securities lending ......     (1,161,263)       (852,055)
                                                                             ------------   -------------
TOTAL NET ASSETS .........................................................   $290,347,223   $ 232,358,533
                                                                             ============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ..................................................   $  3,149,621   $     850,615
   Shares outstanding - Class A ..........................................        216,896          39,065
   Net asset value per share - Class A ...................................   $      14.52   $       21.77
   Maximum offering price per share - Class A(2) .........................   $      15.41   $       23.10
   Net assets - Class C ..................................................   $  1,471,081   $      20,997
   Shares outstanding - Class C ..........................................        102,412             977
   Net asset value and offering price per share - Class C ................   $      14.36   $       21.49
   Net assets - Administrator Class ......................................   $ 82,359,080   $  14,676,766
   Shares outstanding - Administrator Class ..............................      5,621,563         659,047
   Net asset value and offering price per share - Administrator Class ....   $      14.65   $       22.27
   Net assets - Institutional Class ......................................   $ 23,454,647   $ 104,121,492
   Shares outstanding - Institutional Class ..............................      1,592,158       4,639,892
   Net asset value and offering price per share - Institutional Class ....   $      14.73   $       22.44
   Net assets - Investor Class ...........................................   $179,912,794   $ 112,688,663
   Shares outstanding - Investor Class ...................................     12,416,812       5,225,638
   Net asset value and offering price per share - Investor Class .........   $      14.49   $       21.56
                                                                             ------------   -------------
Investments at cost ......................................................   $425,143,550   $ 369,620,099
                                                                             ------------   -------------
Securities on loan, at market value (Note 2) .............................   $ 58,761,958   $  39,561,238
                                                                             ------------   -------------
Premiums received on written options (Note 2) ............................   $          0   $           0
                                                                             ------------   -------------

(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 67


Statements of Assets and Liabilities--October 31, 2008

    Mid Cap                         Small Cap       Small/Mid
  Disciplined      Opportunity     Disciplined      Cap Value
     Fund             Fund             Fund           Fund
--------------   --------------   -------------   ------------


$  570,435,250   $  916,791,088   $ 261,924,811   $122,662,693
    46,487,043      111,965,427      33,268,104              0
     1,460,772       88,022,417      15,470,956     12,592,395
--------------   --------------   -------------   ------------
   618,383,065    1,116,778,932     310,663,871    135,255,088
--------------   --------------   -------------   ------------
             0                0           3,160              0
     5,566,234          669,587       2,232,652      1,962,719
     7,029,265       27,268,723       8,133,934         37,705
       807,853        1,409,977         341,244        179,049
--------------   --------------   -------------   ------------
   631,786,417    1,146,127,219     321,374,861    137,434,561
--------------   --------------   -------------   ------------

             0                0               0        164,300
     5,222,952        1,142,266         905,625        328,574
     2,194,523       11,331,294       1,509,612      1,707,135
    49,183,806      118,319,351      34,313,018              0
       471,019          974,186         262,205        118,282
       407,394          498,865         195,506         65,248
--------------   --------------   -------------   ------------
    57,479,694      132,265,962      37,185,966      2,383,539
--------------   --------------   -------------   ------------
$  574,306,723   $1,013,861,257   $ 284,188,895   $135,051,022
==============   ==============   =============   ============

$  839,224,928   $1,304,380,976   $ 426,549,870   $220,825,106
     4,266,360                0               0             (3)
   (39,387,362)     (34,122,140)    (16,176,809)    (5,709,391)


  (228,348,803)    (252,987,427)   (125,654,375)   (80,158,488)

             0                0               0         93,798
    (1,448,400)      (3,410,152)       (529,791)             0
--------------   --------------   -------------   ------------
$  574,306,723   $1,013,861,257   $ 284,188,895   $135,051,022
==============   ==============   =============   ============

$    1,272,868   $   20,694,754   $      28,777   $ 12,858,837
        91,543          890,559           2,597      1,464,229
$        13.90   $        23.24   $       11.08   $       8.78
$        14.75   $        24.66   $       11.76   $       9.32
$       77,792   $        7,051   $      26,468   $  4,700,265
         5,625              298           2,418        539,036
$        13.83   $        23.66   $       10.95   $       8.72
$   85,785,690   $   97,243,114   $   6,447,156   $ 35,489,056
     6,134,040        4,034,313         580,899      3,980,443
$        13.99   $        24.10   $       11.10   $       8.92
$  112,752,950               NA   $  64,443,661   $  6,678,753
     8,026,597               NA       5,778,126        747,736
$        14.05               NA   $       11.15   $       8.93
$  374,417,423   $  895,916,338   $ 213,242,833   $ 75,324,111
    26,802,173       37,704,532      19,405,713      8,548,617
$        13.97   $        23.76   $       10.99   $       8.81
--------------   --------------   -------------   ------------
$  848,180,268   $1,373,176,511   $ 436,848,037   $215,413,841
--------------   --------------   -------------   ------------
$   46,347,115   $  117,825,132   $  35,189,304   $          0
--------------   --------------   -------------   ------------
$            0   $            0   $           0   $    258,098
--------------   --------------   -------------   ------------

             68 Wells Fargo Advantage Small and Mid Cap Stock Funds


                   Statements of Operations--For the Year Ended October 31, 2008

                                                                               Discovery       Enterprise
                                                                                 Fund           Fund(2)
                                                                             -------------   -------------
INVESTMENT INCOME
   Dividends(1) ..........................................................   $   1,135,178   $   1,324,279
   Interest ..............................................................           5,841           3,143
   Income from affiliated securities .....................................         691,255         467,086
   Securities lending income .............................................         254,567         139,889
                                                                             -------------   -------------
Total investment income ..................................................       2,086,841       1,934,397
                                                                             -------------   -------------
EXPENSES
   Advisory fees .........................................................       2,911,324       2,387,272
   Administration fees
      Fund Level .........................................................         194,088         159,151
      Class A ............................................................           6,072           3,629
      Class C ............................................................           3,426              27
      Administrator Class ................................................         109,465          11,881
      Institutional Class ................................................          10,965         103,160
      Investor Class .....................................................       1,091,777         735,263
   Custody fees ..........................................................          77,635          63,661
   Shareholder servicing fees (Note 3) ...................................         924,202         472,135
   Accounting fees .......................................................          51,863          46,052
   Distribution fees (Note 3)
      Class C ............................................................           9,175              72
   Professional fees .....................................................           9,860          10,538
   Registration fees .....................................................          80,375          57,237
   Shareholder reports ...................................................         128,947         146,935
   Trustees' fees ........................................................           8,646           8,646
   Other fees and expenses ...............................................          13,133           8,604
                                                                             -------------   -------------
Total expenses ...........................................................       5,630,953       4,214,263
                                                                             -------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................        (577,448)       (224,947)
   Net expenses ..........................................................       5,053,505       3,989,316
                                                                             -------------   -------------
Net investment income (loss) .............................................      (2,966,664)     (2,054,919)
                                                                             -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......     (22,341,742)     (7,688,596)
   Securities lending ....................................................      (1,023,173)       (654,388)
   Options, swap agreements and short sale transactions ..................               0               0
                                                                             -------------   -------------
Net realized gain and loss from investments ..............................     (23,364,915)     (8,342,984)
                                                                             -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......    (156,026,530)   (154,049,360)
   Securities lending ....................................................      (1,096,819)       (799,209)
   Options, swap agreements and short sale transactions ..................               0               0
                                                                             -------------   -------------
Net change in unrealized appreciation (depreciation) of investments ......    (157,123,349)   (154,848,569)
                                                                             -------------   -------------
Net realized and unrealized gain (loss) on investments ...................    (180,488,264)   (163,191,553)
                                                                             -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $(183,454,928)  $(165,246,472)
                                                                             =============   =============
(1)  Net of foreign withholding taxes of..................................   $         663   $      13,821

(2) Classes A and C in Small Cap Disciplined Fund and Class C in Enterprise and Opportunity Funds were incepted on March 31, 2008. Expenses presented for these classes are for the seven-month period from March 31, 2008 to October 31, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 69


Statements of Operations--For the Year Ended October 31, 2008

   Mid Cap                        Small Cap       Small/Mid
 Disciplined     Opportunity     Disciplined      Cap Value
     Fund           Fund(2)        Fund(2)           Fund
-------------   -------------   -------------   -------------

$  15,091,922   $  18,211,782   $   5,411,269   $   3,503,012
       13,200         304,235          34,176          17,458
    1,271,834       4,647,009         526,610         116,397
      366,121         695,618         412,633               0
-------------   -------------   -------------   -------------
   16,743,077      23,858,644       6,384,688       3,636,867
-------------   -------------   -------------   -------------

    6,207,093      10,983,739       3,459,467       1,603,711

      425,562         786,955         199,283          92,511
        1,792          95,813              46          23,997
           86              16              23           6,993
      105,456         137,583           9,753          36,285
      115,627              NA          72,280           6,628
    2,515,664       5,858,915       1,247,813         541,335
      170,225         314,782          79,713          37,004
    1,633,675       3,925,520         722,626         359,238
       76,991         113,989          51,121          49,235
          231              44              61          18,731
        6,719          55,038           7,706           8,793
      161,403          55,578          52,795          67,900
      444,125         525,341         252,305         111,213
        8,646           8,646           8,646           8,646
       29,990          50,127          16,202          10,688
-------------   -------------   -------------   -------------
   11,903,285      22,912,086       6,179,840       2,982,908
-------------   -------------   -------------   -------------

   (1,517,019)     (2,097,722)       (712,141)       (384,985)
   10,386,266      20,814,364       5,467,699       2,597,923
-------------   -------------   -------------   -------------
    6,356,811       3,044,280         916,989       1,038,944
-------------   -------------   -------------   -------------


  (30,103,924)    (31,084,755)    (13,395,921)     (2,325,956)
   (1,248,363)     (2,943,772)       (515,123)              0
   (8,555,765)    (14,342,039)              0         174,481
-------------   -------------   -------------   -------------
  (39,908,052)    (48,370,566)    (13,911,044)     (2,151,475)
-------------   -------------   -------------   -------------

 (278,906,699)   (621,752,104)   (140,500,598)   (105,482,273)
   (1,259,346)     (3,102,827)       (458,314)              0
            0      (3,456,381)              0         138,750
-------------   -------------   -------------   -------------
 (280,166,045)   (628,311,312)   (140,958,912)   (105,343,523)
-------------   -------------   -------------   -------------
 (320,074,097)   (676,681,878)   (154,869,956)   (107,494,998)
-------------   -------------   -------------   -------------
$(313,717,286)  $(673,637,598)  $(153,952,967)  $ 106,456,054
=============   =============   =============   =============
$       7,468   $      36,674   $           0   $      55,026

             70 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                        DISCOVERY FUND
                                                                             -----------------------------------
                                                                                  For the            For the
                                                                                Year Ended         Year Ended
                                                                             October 31, 2008   October 31, 2007
                                                                             ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................    $ 439,275,699      $ 286,571,127
OPERATIONS
   Net investment income (loss) ..........................................       (2,966,664)        (2,827,956)
   Net realized gain (loss) on investments ...............................      (23,364,915)        68,175,362
   Net change in unrealized appreciation (depreciation) of investments ...     (157,123,349)        32,593,454
                                                                              -------------      -------------
Net increase (decrease) in net assets resulting from operations ..........     (183,454,928)        97,940,860
                                                                              -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................                0                  0
      Class C ............................................................                0                  0
      Administrator Class ................................................                0                  0
      Institutional Class ................................................                0                  0
      Investor Class .....................................................                0                  0
   Net realized gain on sales of investments
      Class A ............................................................          (44,994)                 0
      Class C ............................................................         (131,195)                 0
      Administrator Class ................................................      (18,185,186)        (3,584,326)
      Institutional Class ................................................       (1,621,291)              (544)
      Investor Class .....................................................      (44,174,693)       (11,345,682)
                                                                              -------------      -------------
Total distributions to shareholders ......................................      (64,157,359)       (14,930,552)
                                                                              -------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................        5,181,053            209,623
   Reinvestment of distributions - Class A ...............................           43,836                  0
   Cost of shares redeemed - Class A .....................................         (846,363)                 0
                                                                              -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .............................................        4,378,526            209,623
                                                                              -------------      -------------
   Proceeds from shares sold - Class C ...................................        1,922,451            351,677
   Reinvestment of distributions - Class C ...............................          122,395                  0
   Cost of shares redeemed - Class C .....................................         (164,199)                 0
                                                                              -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .............................................        1,880,647            351,677
                                                                              -------------      -------------
   Proceeds from shares sold - Administrator Class .......................       49,213,350         69,855,012
   Reinvestment of distributions - Administrator Class ...................       15,972,678          2,177,815
   Cost of shares redeemed - Administrator Class .........................      (35,823,993)       (39,772,015)
                                                                              -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .................................       29,362,035         32,260,812
                                                                              -------------      -------------
   Proceeds from shares sold - Institutional Class .......................       46,772,243         18,897,943
   Reinvestment of distributions - Institutional Class ...................          449,601                544
   Cost of shares redeemed - Institutional Class .........................      (17,566,826)       (13,260,689)
                                                                              -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .................................       29,655,018          5,637,798
                                                                              -------------      -------------
   Proceeds from shares sold - Investor Class ............................       96,819,279        106,483,047
   Reinvestment of distributions - Investor Class ........................       42,977,151         11,025,510
   Cost of shares redeemed - Investor Class ..............................     (106,388,845)       (86,274,203)
                                                                              -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ......................................       33,407,585         31,234,354
                                                                              -------------      -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ..................................................       98,683,811         69,694,264
                                                                              -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................     (148,928,476)       152,704,572
                                                                              -------------      -------------
ENDING NET ASSETS ........................................................    $ 290,347,223      $ 439,275,699
                                                                              =============      =============

(1)  On June 20, 2008, Advisor Class was renamed to Class A.

(2) Classes A and C in Small Cap Disciplined Fund and Class C in Enterprise and Opportunity Funds were incepted on March 31, 2008. Information presented for these classes are for the seven-month period from March 31, 2008 to October 31, 2008.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 71


Statements of Changes in Net Assets

         ENTERPRISE FUND(2)                 MID CAP DISCIPLINED FUND
-----------------------------------   -----------------------------------
     For the           For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

 $ 341,125,059     $233,433,978        $1,115,763,839     $  991,299,607

    (2,054,919)      (2,168,256)            6,356,811         10,201,157
    (8,342,984)      39,900,281           (39,908,052)        85,893,696
  (154,848,569)      36,456,816          (280,166,045)       (35,392,515)
 -------------     ------------        --------------     --------------
  (165,246,472)      74,188,841          (313,717,286)        60,702,338
 -------------     ------------        --------------     --------------


             0               NA                (2,470)                 0
             0               NA                   (96)                 0
             0                0            (1,238,401)          (714,398)
             0                0            (2,171,101)        (1,242,457)
             0                0            (6,332,760)        (4,367,987)
             0               NA               (14,994)                 0
             0               NA                  (824)                 0
             0                0            (9,552,244)        (6,333,196)
             0                0           (12,983,288)        (8,845,203)
             0                0           (63,357,883)       (49,011,946)
 -------------     ------------        --------------     --------------
             0                0           (95,654,061)       (70,515,187)
 -------------     ------------        --------------     --------------
       898,299          220,854(1)          1,682,210            114,433
             0                0(1)             16,576                  0
    (1,093,080)        (648,689)(1)          (123,429)           (11,551)
 -------------     ------------        --------------     --------------

      (194,781)        (427,835)(1)         1,575,357            102,882
 -------------     ------------        --------------     --------------
        30,469               NA               101,796             10,000
             0               NA                   920                  0
             0               NA               (11,425)                 0
 -------------     ------------        --------------     --------------
        30,469               NA                91,291             10,000
 -------------     ------------        --------------     --------------
    71,075,223        5,727,595           100,120,265        207,802,308
             0                0            10,649,451          6,998,646
   (50,826,793)      (5,743,573)          (90,992,576)      (192,915,877)
 -------------     ------------        --------------     --------------

    20,248,430          (15,978)           19,777,140         21,885,077
 -------------     ------------        --------------     --------------
    81,641,589       86,049,728            45,801,004        151,621,032
             0                0            15,057,397         10,001,460
   (35,910,231)     (18,577,933)          (38,093,149)      (138,359,712)
 -------------     ------------        --------------     --------------

    45,731,358       67,471,795            22,765,252         23,262,780
 -------------     ------------        --------------     --------------
    23,006,637       10,951,919           161,634,050        647,061,998
             0                0            67,456,720         51,361,766
   (32,342,167)     (44,477,661)         (405,385,579)      (609,407,422)
 -------------     ------------        --------------     --------------

    (9,335,530)     (33,525,742)         (176,294,809)        89,016,342
 -------------     ------------        --------------     --------------

    56,479,946       33,502,240          (132,085,769)       134,277,081
 -------------     ------------        --------------     --------------
  (108,766,526)     107,691,081          (541,457,116)       124,464,232
 -------------     ------------        --------------     --------------
 $ 232,358,533     $341,125,059        $  574,306,723     $1,115,763,839
 =============     ============        ==============     ==============

             72 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                       DISCOVERY FUND
                                                                             -----------------------------------
                                                                                 For the            For the
                                                                                Year Ended         Year Ended
                                                                             October 31, 2008   October 31, 2007
                                                                             ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................         253,878              7,829
   Shares issued in reinvestment of distributions - Class A ..............           1,972                  0
   Shares redeemed - Class A .............................................         (46,783)                 0
                                                                               -----------        -----------
   Net increase (decrease) in shares outstanding - Class A ...............         209,067              7,829
                                                                               -----------        -----------
   Shares sold - Class C .................................................          92,036             12,896
   Shares issued in reinvestment of distributions - Class C ..............           5,531                  0
   Shares redeemed - Class C .............................................          (8,051)                 0
                                                                               -----------        -----------
   Net increase (decrease) in shares outstanding - Class C ...............          89,516             12,896
                                                                               -----------        -----------
   Shares sold - Administrator Class .....................................       2,312,939          2,782,043
   Shares issued in reinvestment of distributions - Administrator Class ..         713,384             97,660
   Shares redeemed - Administrator Class .................................      (1,746,080)        (1,588,253)
                                                                               -----------        -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...       1,280,243          1,291,450
                                                                               -----------        -----------
   Shares sold - Institutional Class .....................................       2,166,144            715,024
   Shares issued in reinvestment of distributions - Institutional Class ..          20,009                 24
   Shares redeemed - Institutional Class .................................        (818,603)          (490,907)
                                                                               -----------        -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...       1,367,550            224,141
                                                                               -----------        -----------
   Shares sold - Investor Class ..........................................       4,545,144          4,309,453
   Shares issued in reinvestment of distributions - Investor Class .......       1,936,780            497,091
   Shares redeemed - Investor Class ......................................      (5,118,314)        (3,533,054)
                                                                               -----------        -----------
   Net increase (decrease) in shares outstanding - Investor Class ........       1,363,610          1,273,490
                                                                               -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .....................................................     $ 4,309,986        $ 2,809,806
                                                                               ===========        ===========
Ending balance of undistributed net investment income (loss) .............               0                  0
                                                                               -----------        -----------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 73


Statements of Changes in Net Assets

         ENTERPRISE FUND(2)                 MID CAP DISCIPLINED FUND
-----------------------------------   -----------------------------------
    For the            For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

       28,182             6,491(1)            92,788              5,003
            0                 0(1)               843                  0
      (35,736)          (19,931)(1)           (6,576)              (515)
  -----------       -----------         ------------       ------------
       (7,554)          (13,440)(1)           87,055              4,488
  -----------       -----------         ------------       ------------
          977                NA                5,768                438
            0                NA                   47                  0
            0                NA                 (628)                 0
  -----------       -----------         ------------       ------------
          977                NA                5,187                438
  -----------       -----------         ------------       ------------
    2,112,703           179,627            5,318,322          8,864,678
            0                 0              540,263            305,463
   (1,540,413)         (178,474)          (4,867,125)        (8,174,216)
  -----------       -----------         ------------       ------------
      572,290             1,153              991,460            995,925
  -----------       -----------         ------------       ------------
    2,567,595         2,575,839            2,659,295          6,367,900
            0                 0              760,738            434,985
   (1,175,414)         (551,688)          (2,158,596)        (5,894,571)
  -----------       -----------         ------------       ------------
    1,392,181         2,024,151            1,261,437            908,314
  -----------       -----------         ------------       ------------
      701,450           333,210            8,563,249         27,786,391
            0                 0            3,426,908          2,245,047
   (1,048,110)       (1,374,046)         (21,495,096)       (26,120,406)
  -----------       -----------         ------------       ------------
     (346,660)       (1,040,836)          (9,504,939)         3,911,032
  -----------       -----------         ------------       ------------

  $ 1,611,234       $   971,028         $ (7,159,800)      $  5,820,197
  ===========       ===========         ============       ============
            0                 0            4,266,360          8,499,327
  -----------       -----------         ------------       ------------

             74 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                     OPPORTUNITY FUND(2)
                                                                             -----------------------------------
                                                                                 For the            For the
                                                                                Year Ended         Year Ended
                                                                             October 31, 2008   October 31, 2007
                                                                             ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................    $1,918,256,367    $2,053,182,794
OPERATIONS
   Net investment income (loss) ..........................................         3,044,280        10,330,922
   Net realized gain (loss) on investments ...............................       (48,370,566)      282,872,413
   Net change in unrealized appreciation (depreciation) of investments ...      (628,311,312)      (15,930,876)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations ..........      (673,637,598)      277,272,459
                                                                              --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................          (526,930)          (76,971)(1)
      Class C ............................................................                 0                NA
      Administrator Class ................................................        (2,299,721)         (922,325)
      Institutional Class ................................................                NA                NA
      Investor Class .....................................................       (19,525,561)       (3,783,523)
   Net realized gain on sales of investments
      Class A ............................................................        (6,153,766)       (8,786,139)(1)
      Class C ............................................................                 0                NA
      Administrator Class ................................................       (21,181,868)      (28,792,059)
      Institutional Class ................................................                NA                NA
      Investor Class .....................................................      (236,321,738)     (311,787,186)
   Return of capital
      Class A ............................................................          (163,146)             0(1)
      Class C ............................................................                 0                 0
      Administrator Class ................................................          (561,566)                0
      Institutional Class ................................................                NA                NA
      Investor Class .....................................................        (6,265,275)                0
                                                                              --------------    --------------
Total distributions to shareholders ......................................      (292,999,571)     (354,148,203)
                                                                              --------------    --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................         5,635,675        11,900,855(1)
   Reinvestment of distributions - Class A ...............................         6,764,947         8,756,981(1)
   Cost of shares redeemed - Class A .....................................       (15,165,505)      (25,495,620)(1)
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .............................................        (2,764,883)       (4,837,784)(1)
                                                                              --------------    --------------
   Proceeds from shares sold - Class C ...................................            10,000                NA
   Reinvestment of distributions - Class C ...............................                 0                NA
   Cost of shares redeemed - Class C .....................................                 0                NA
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .............................................            10,000                NA
                                                                              --------------    --------------
   Proceeds from shares sold - Administrator Class .......................        54,660,035        69,438,914
   Reinvestment of distributions - Administrator Class ...................        24,021,999        29,696,698
   Cost of shares redeemed - Administrator Class .........................       (50,017,345)     (106,357,685)
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .................................        28,664,689        (7,222,073)
                                                                              --------------    --------------
   Proceeds from shares sold - Institutional Class .......................                NA                NA
   Reinvestment of distributions - Institutional Class ...................                NA                NA
   Cost of shares redeemed - Institutional Class .........................                NA                NA
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .................................                NA                NA
                                                                              --------------    --------------
   Proceeds from shares sold - Investor Class ............................       107,844,263       112,324,489
   Reinvestment of distributions - Investor Class ........................       253,499,248       305,531,881
   Cost of shares redeemed - Investor Class ..............................      (325,011,258)     (463,847,196)
                                                                              --------------    --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ......................................        36,332,253       (45,990,826)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from capital share
      transactions - Total ...............................................        62,242,059       (58,050,683)
                                                                              --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      (904,395,110)     (134,926,427)
                                                                              --------------    --------------
ENDING NET ASSETS ........................................................    $1,013,861,257    $1,918,256,367
                                                                              ==============    ==============

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 75


Statements of Changes in Net Assets

   SMALL CAP DISCIPLINED FUND(2)            SMALL/MID CAP VALUE FUND
-----------------------------------   -----------------------------------
    For the            For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

 $ 510,940,361      $ 426,387,948      $ 215,002,480       $225,361,564

       916,989          1,985,658          1,038,944         (1,283,241)
   (13,911,044)        31,986,233         (2,151,475)        16,921,667
  (140,958,912)       (12,608,084)      (105,343,523)        10,553,662
 -------------      -------------      -------------       ------------
  (153,952,967)        21,363,807       (106,456,054)        26,192,088
 -------------      -------------      -------------       ------------


             0                 NA             (8,835)                 0
             0                 NA               (225)                 0
      (160,700)                 0           (173,061)                 0
    (1,649,395)                 0            (49,369)                 0
    (3,654,263)                 0           (191,583)                 0

             0                 NA           (127,863)                 0
             0                 NA             (5,886)                 0
      (762,908)          (529,497)        (3,404,321)        (1,079,791)
    (6,755,635)        (3,109,104)          (763,872)              (145)
   (23,773,647)       (17,653,538)       (14,741,965)        (2,222,873)

             0                 NA                  0                  0
             0                 NA                  0                  0
             0                  0                  0                  0
             0                  0                  0                  0
             0                  0                  0                  0
 -------------      -------------      -------------       ------------
   (36,756,548)       (21,292,139)       (19,466,980)        (3,302,809)
 -------------      -------------      -------------       ------------

        49,486                 NA         22,120,137            437,020
             0                 NA            136,698                  0
       (12,397)                NA         (1,926,806)                 0
 -------------      -------------      -------------       ------------

        37,089                 NA         20,330,029            437,020
 -------------      -------------      -------------       ------------
        42,931                 NA          7,647,630             41,887
             0                 NA              6,111                  0
       (10,000)                NA           (418,029)                 0
 -------------      -------------      -------------       ------------

        32,931                 NA          7,235,712             41,887
 -------------      -------------      -------------       ------------
     6,907,256         37,949,881         32,726,846         20,408,481
       915,636            525,096          3,090,608            706,950
    (9,397,709)       (31,829,974)       (17,681,451)       (59,586,730)
 -------------      -------------      -------------       ------------

    (1,574,817)         6,645,003         18,136,003        (38,471,299)
 -------------      -------------      -------------       ------------
    29,545,004        197,170,437         10,018,594          3,058,868
     8,404,891          3,109,105             86,227                145
   (45,238,742)      (151,103,792)          (457,607)          (227,719)
 -------------      -------------      -------------       ------------

    (7,288,847)        49,175,750          9,647,214          2,831,294
 -------------      -------------      -------------       ------------
    89,671,456        152,735,776         50,476,316         63,399,281
    24,819,873         17,155,197         14,279,273          2,148,113
  (141,739,636)      (141,230,981)       (74,132,971)       (63,634,659)
 -------------      -------------      -------------       ------------

   (27,248,307)        28,659,992         (9,377,382)         1,912,735
 -------------      -------------      -------------       ------------

   (36,041,951)        84,480,745         45,971,576        (33,248,363)
 -------------      -------------      -------------       ------------
  (226,751,466)        84,552,413        (79,951,458)       (10,359,084)
 -------------      -------------      -------------       ------------
 $ 284,188,895      $ 510,940,361      $ 135,051,022       $215,002,480
 =============      =============      =============       ============

             76 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                      OPPORTUNITY FUND(2)
                                                                             -----------------------------------
                                                                                 For the             For the
                                                                                Year Ended          Year Ended
                                                                             October 31, 2008   October 31, 2007
                                                                             ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................         173,005           274,443(1)
   Shares issued in reinvestment of distributions - Class A ..............         188,883           213,378(1)
   Shares redeemed - Class A .............................................        (452,419)         (585,225)(1)
                                                                               -----------      ------------
   Net increase (decrease) in shares outstanding - Class A ...............         (90,531)          (97,404)(1)
                                                                               -----------      ------------
   Shares sold - Class C .................................................             298                NA
   Shares issued in reinvestment of distributions - Class C ..............               0                NA
   Shares redeemed - Class C .............................................               0                NA
                                                                               -----------      ------------
   Net increase (decrease) in shares outstanding - Class C ...............             298                NA
                                                                               -----------      ------------
   Shares sold - Administrator Class .....................................       1,589,566         1,562,836
   Shares issued in reinvestment of distributions - Administrator Class ..         646,691           700,481
   Shares redeemed - Administrator Class .................................      (1,441,069)       (2,440,528)
                                                                               -----------      ------------
   Net increase (decrease) in shares outstanding - Administrator Class ...         795,188          (177,211)
                                                                               -----------      ------------
   Shares sold - Institutional Class .....................................              NA                NA
   Shares issued in reinvestment of distributions - Institutional Class ..              NA                NA
   Shares redeemed - Institutional Class .................................              NA                NA
                                                                               -----------      ------------
   Net increase (decrease) in shares outstanding - Institutional Class ...              NA                NA
                                                                               -----------      ------------
   Shares sold - Investor Class ..........................................       3,181,750         2,527,510
   Shares issued in reinvestment of distributions - Investor Class .......       6,922,747         7,298,985
   Shares redeemed - Investor Class ......................................      (9,610,232)      (10,404,457)
                                                                               -----------      ------------
   Net increase (decrease) in shares outstanding - Investor Class ........         494,265          (577,962)
                                                                               -----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................     $ 1,199,220      $   (852,577)
                                                                               ===========      ============
Ending balance of undistributed net investment income (loss) .............               0       (18,967,498)
                                                                               -----------      ------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 77


Statements of Changes in Net Assets

    SMALL CAP DISCIPLINED FUND(2)          SMALL/MID CAP VALUE FUND
-----------------------------------   -----------------------------------
    For the             For the            For the            For the
    Year Ended       Year Ended          Year Ended          Year Ended
October 31, 2008   October 31, 2007   October 31, 2008   October 31, 2007
----------------   ----------------   ----------------   ----------------

        3,533                 NA          1,587,564             24,403
            0                 NA              9,421                  0
         (936)                NA           (157,159)                 0
  -----------        -----------        -----------        -----------
        2,597                 NA          1,439,826             24,403
  -----------        -----------        -----------        -----------
        3,153                 NA            574,315              2,468
            0                 NA                422                  0
         (735)                NA            (38,169)                 0
  -----------        -----------        -----------        -----------
        2,418                 NA            536,568              2,468
  -----------        -----------        -----------        -----------
      482,771          2,055,502          2,747,132          1,171,235
       58,669             29,483            210,597             42,639
     (653,811)        (1,722,977)        (1,263,339)        (3,498,708)
  -----------        -----------        -----------        -----------
     (112,371)           362,008          1,694,390         (2,284,834)
  -----------        -----------        -----------        ----------
    2,116,543         11,042,652            619,127            169,550
      535,954            173,985              5,862                  9
   (3,161,786)        (8,448,098)           (34,933)           (12,504)
  -----------        -----------        -----------        -----------
     (509,289)         2,768,539            590,056            157,055
  -----------        -----------        -----------        -----------
    6,314,388          8,485,295          3,599,013          3,709,563
    1,605,684            969,765            984,303            130,505
   (9,941,979)        (7,833,209)        (5,366,921)        (3,699,627)
  -----------        -----------        -----------        -----------
   (2,021,907)         1,621,851           (783,605)           140,441


  $(2,638,552)       $ 4,752,398        $ 3,477,235        $(1,960,467)
  -----------        -----------        -----------        -----------
            0          2,285,371                  0         (1,441,583)
  -----------        -----------        -----------        -----------

             78 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                              Beginning      Net        Net Realized    Distributions
                                              Net Asset   Investment   and Unrealized     from Net       Distributions
                                              Value Per     Income       Gain (Loss)     Investment        from Net
                                                Share       (Loss)     on Investments      Income       Realized Gains
                                              ---------   ----------   --------------   -------------   --------------
(Discovery Fund)

Class A
November 1, 2007 to October 31, 2008 ......     $28.07     (0.17)(6)         (9.40)          0.00           (3.98)
August 1, 2007(4)to October 31, 2007 ......     $25.25     (0.06)(6)          2.88           0.00            0.00

Class C
November 1, 2007 to October 31, 2008 ......     $28.04     (0.32)(6)         (9.38)          0.00           (3.98)
August 1, 2007(4)to October 31, 2007 ......     $25.25     (0.19)(6)          2.98           0.00            0.00

Administrator Class
November 1, 2007 to October 31, 2008 ......     $28.23     (0.13)(6)         (9.47)          0.00           (3.98)
November 1, 2006 to October 31, 2007 ......     $22.42     (0.16)(6)          7.13           0.00           (1.16)
November 1, 2005 to October 31, 2006 ......     $20.89     (0.56)             3.62           0.00           (1.53)
April 11, 2005(4)to October 31, 2005 ......     $19.17     (0.05)             1.77           0.00            0.00

Institutional Class
November 1, 2007 to October 31, 2008 ......     $28.31     (0.09)(6)         (9.51)          0.00           (3.98)
November 1, 2006 to October 31, 2007 ......     $22.43     (0.08)(6)          7.12           0.00           (1.16)
August 31, 2006(4)to October 31, 2006 .....     $21.42     (0.01)             1.02           0.00            0.00

Investor Class
November 1, 2007 to October 31, 2008 ......     $28.02     (0.18)(6)         (9.37)          0.00           (3.98)
November 1, 2006 to October 31, 2007 ......     $22.31     (0.22)(6)          7.09           0.00           (1.16)
November 1, 2005 to October 31, 2006 ......     $20.84     (0.20)             3.20           0.00           (1.53)
January 1, 2005 to October 31, 2005(7) ....     $21.53     (0.17)             0.45           0.00           (0.97)
January 1, 2004 to December 31, 2004 ......     $19.73     (0.21)             3.22           0.00           (1.21)
January 1, 2003 to December 31, 2003 ......     $14.42     (0.12)             5.64          (0.00)(5)       (0.21)

(Enterprise Fund)

Class A
November 1, 2007 to October 31, 2008(8) ...     $37.95     (0.25)(6)        (15.93)          0.00            0.00
November 1, 2006 to October 31, 2007(8) ...     $29.31     (0.26)(6)          8.90           0.00            0.00
November 1, 2005 to October 31, 2006(8) ...     $25.57     (0.31)             4.05           0.00            0.00
January 1, 2005 to October 31, 2005(7,8) ..     $25.04     (0.21)(6)          0.74           0.00            0.00
January 1, 2004 to December 31, 2004(8) ...     $21.79     (0.27)(6)          3.52           0.00            0.00
January 1, 2003 to December 31, 2003(8) ...     $15.86     (0.23)             6.16           0.00            0.00

Class C
March 31, 2008(4)to October 31, 2008 ......     $30.67     (0.27)(6)         (8.91)          0.00            0.00

Administrator Class
November 1, 2007 to October 31, 2008 ......     $38.71     (0.18)(6)        (16.26)          0.00            0.00
November 1, 2006 to October 31, 2007 ......     $29.83     (0.18)(6)          9.06           0.00            0.00
November 1, 2005 to October 31, 2006 ......     $25.95      0.07              3.81           0.00            0.00
January 1, 2005 to October 31, 2005(7) ....     $25.36     (0.14)(6)          0.73           0.00            0.00
January 1, 2004 to December 31, 2004 ......     $21.98     (0.19)(6)          3.57           0.00            0.00
January 1, 2003 to December 31, 2003 ......     $15.94     (0.10)             6.14           0.00            0.00

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)  Commencement of operations.

(5)  Amount calculated is less than $0.005.

(6)  Calculated based upon average shares outstanding.

(7)  The Fund changed its fiscal year-end from December 31 to October 31.

(8)  On June 20, 2008, Advisor Class was renamed to Class A.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 79


Financial Highlights

               Ending       Ratio to Average Net Assets (Annualized)(1)
              Net Asset   -----------------------------------------------               Portfolio    Net Assets at
  Return      Value Per   Net Investment     Gross    Expenses     Net        Total      Turnover    End of Period
of Capital      Share     Income (Loss)    Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ----------   --------------   --------   --------   --------   ---------   ---------   ---------------



   0.00        $14.52         (0.85)%        1.41%     (0.08)%     1.33%     (39.00)%      153%        $  3,150
   0.00        $28.07         (0.87)%        1.38%     (0.08)%     1.30%      11.17%       137%        $    220


   0.00        $14.36         (1.59)%        2.18%     (0.10)%     2.08%     (39.57)%      153%        $  1,471
   0.00        $28.04         (2.85)%        2.02%     (0.14)%     1.88%      11.05%       137%        $    362


   0.00        $14.65         (0.62)%        1.24%     (0.09)%     1.15%     (38.87)%      153%        $ 82,359
   0.00        $28.23         (0.65)%        1.22%     (0.07)%     1.15%      32.49%       137%        $122,576
   0.00        $22.42         (0.69)%        1.25%     (0.10)%     1.15%      15.22%       120%        $ 68,374
   0.00        $20.89         (0.76)%        1.24%     (0.11)%     1.13%       8.97%       110%        $  5,043


   0.00        $14.73         (0.45)%        1.00%     (0.05)%     0.95%     (38.74)%      153%        $ 23,455
   0.00        $28.31         (0.32)%        0.96%     (0.01)%     0.95%      32.80%       137%        $  6,359
   0.00        $22.43         (0.37)%        0.87%      0.00%      0.87%       4.72%       120%        $     10


   0.00        $14.49         (0.84)%        1.56%     (0.18)%     1.38%     (39.00)%      153%        $179,913
   0.00        $28.02         (0.89)%        1.57%     (0.19)%     1.38%      32.19%       137%        $309,759
   0.00        $22.31         (0.91)%        1.58%     (0.20)%     1.38%      14.96%       120%        $218,187
   0.00        $20.84         (1.00)%        1.55%     (0.16)%     1.39%       1.68%       110%        $199,313
   0.00        $21.53         (1.11)%        1.44%     (0.04)%     1.40%      15.69%       171%        $191,181
   0.00        $19.73         (0.67)%        1.47%     (0.04)%     1.43%      38.34%       302%        $166,793



   0.00        $21.77         (0.79)%        1.45%     (0.05)%     1.40%     (42.63)%      179%        $    851
   0.00        $37.95         (0.79)%        1.42%     (0.02)%     1.40%      29.48%       117%        $  1,769
   0.00        $29.31         (0.89)%        1.42%     (0.03)%     1.39%      14.63%       118%        $  1,761
   0.00        $25.57         (1.02)%        1.49%     (0.04)%     1.45%       2.12%       116%        $  1,430
   0.00        $25.04         (1.22)%        1.60%     (0.05)%     1.55%      14.92%       184%        $  1,529
   0.00        $21.79         (1.14)%        1.53%     (0.03)%     1.50%      37.39%       261%        $  1,690


   0.00        $21.49         (1.58)%        2.18%     (0.03)%     2.15%     (29.96)%      179%        $     21


   0.00        $22.27         (0.55)%        1.26%     (0.11)%     1.15%     (42.47)%      179%        $ 14,677
   0.00        $38.71         (0.54)%        1.24%     (0.09)%     1.15%      29.77%       117%        $  3,358
   0.00        $29.83         (0.63)%        1.23%     (0.08)%     1.15%      14.95%       118%        $  2,553
   0.00        $25.95         (0.64)%        1.23%     (0.08)%     1.15%       2.33%       116%        $  3,290
   0.00        $25.36         (0.83)%        1.34%     (0.20)%     1.14%      15.38%       184%        $ 12,499
   0.00        $21.98         (0.82)%        1.30%     (0.14)%     1.16%      37.89%       261%        $ 34,204

             80 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights



                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized      from Net      Distributions
                                               Value Per     Investment      Gain (Loss)      Investment       from Net
                                                 Share     Income (Loss)   on Investments       Income      Realized Gains
                                               ---------   -------------   --------------   -------------   --------------
ENTERPRISE FUND (continued)
Institutional Class
November 1, 2007 to October 31, 2008 .......     $38.90      (0.10)(6)         (16.36)           0.00            0.00
November 1, 2006 to October 31, 2007 .......     $29.90      (0.10)(6)           9.10            0.00            0.00
November 1, 2005 to October 31, 2006 .......     $25.95      (0.34)              4.29            0.00            0.00
January 1, 2005 to October 31, 2005(7) .....     $25.30      (0.10)(6)           0.75            0.00            0.00
January 1, 2004 to December 31, 2004 .......     $21.87      (0.11)(6)           3.54            0.00            0.00
June 30, 2003(4)to December 31, 2003 .......     $18.34      (0.06)              3.59            0.00            0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $37.62      (0.29)(6)         (15.77)           0.00            0.00
November 1, 2006 to October 31, 2007 .......     $29.11      (0.32)(6)           8.83            0.00            0.00
November 1, 2005 to October 31, 2006 .......     $25.43      (0.33)              4.01            0.00            0.00
January 1, 2005 to October 31, 2005(7) .....     $24.95      (0.25)(6)           0.73            0.00            0.00
January 1, 2004 to December 31, 2004 .......     $21.78      (0.34)(6)           3.51            0.00            0.00
January 1, 2003 to December 31, 2003 .......     $15.90      (0.30)              6.18            0.00            0.00
MID CAP DISCIPLINED FUND
Class A
November 1, 2007 to October 31, 2008 .......     $23.12       0.28              (7.34)          (0.28)          (1.88)
August 1, 2007(4)to October 31, 2007 .......     $22.85       0.07(6)            0.20            0.00            0.00
Class C
November 1, 2007 to October 31, 2008 .......     $23.08       0.14              (7.31)          (0.20)          (1.88)
August 1, 2007(4)to October 31, 2007 .......     $22.85       0.05(6)            0.18            0.00            0.00
Administrator Class
November 1, 2007 to October 31, 2008 .......     $23.16       0.13              (7.20)          (0.22)          (1.88)
November 1, 2006 to October 31, 2007 .......     $23.40       0.21(6)            1.11           (0.15)          (1.41)
November 1, 2005 to October 31, 2006 .......     $23.25       0.12               3.47           (0.02)          (3.42)
April 11, 2005(4)to October 31, 2005 .......     $21.84       0.05(6)            1.36            0.00            0.00
Institutional Class
November 1, 2007 to October 31, 2008 .......     $23.26       0.18              (7.22)          (0.29)          (1.88)
November 1, 2006 to October 31, 2007 .......     $23.47       0.29(6)            1.10           (0.19)          (1.41)
November 1, 2005 to October 31, 2006 .......     $23.28       0.20               3.46           (0.05)          (3.42)
April 11, 2005(4)to October 31, 2005 .......     $21.84       0.07(6)            1.37            0.00            0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $23.11       0.14              (7.23)          (0.17)          (1.88)
November 1, 2006 to October 31, 2007 .......     $23.36       0.18(6)            1.10           (0.12)          (1.41)
November 1, 2005 to October 31, 2006 .......     $23.23       0.10               3.45            0.00           (3.42)
January 1, 2005 to October 31, 2005(7) .....     $22.34       0.00(5, 6)         1.07            0.00           (0.18)
January 1, 2004 to December 31, 2004 .......     $20.13       0.06               4.00           (0.05)          (1.80)
January 1, 2003 to December 31, 2003 .......     $14.85       0.02               5.99           (0.02)          (0.71)
(OPPORTUNITY FUND)
Class A
November 1, 2007 to October 31, 2008(8) ....     $45.42       0.08(6)          (15.15)          (0.47)          (6.47)
November 1, 2006 to October 31, 2007(8) ....     $47.74       0.24(6)            5.94           (0.06)          (8.44)
November 1, 2005 to October 31, 2006(8) ....     $46.57       0.23               5.87            0.00           (4.93)
January 1, 2005 to October 31, 2005(7, 8) ..     $45.71      (0.12)(6)           0.98            0.00            0.00
January 1, 2004 to December 31, 2004(8) ....     $38.94      (0.34)              7.11            0.00            0.00
January 1, 2003 to December 31, 2003(8) ....     $28.37      (0.19)(6)          10.76            0.00            0.00
Class C
March 31, 2008(4)to October 31, 2008 .......     $33.56      (0.06)(6)          (9.84)           0.00            0.00
Administrator Class
November 1, 2007 to October 31, 2008 .......     $46.86       0.17(6)          (15.69)          (0.60)          (6.47)
November 1, 2006 to October 31, 2007 .......     $49.05       0.33(6)            6.14           (0.22)          (8.44)
November 1, 2005 to October 31, 2006 .......     $47.61       0.19               6.18            0.00           (4.93)
January 1, 2005 to October 31, 2005(7) .....     $46.65      (0.05)(6)           1.01            0.00            0.00
January 1, 2004 to December 31, 2004 .......     $39.58      (0.14)              7.21            0.00            0.00
January 1, 2003 to December 31, 2003 .......     $28.73      (0.06)(6)          10.91            0.00            0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 81


Financial Highlights

                         Ratio to Average Net Assets (Annualized)(1)
                         -------------------------------------------
               Ending        Net
             Net Asset   Investment                                                Portfolio    Net Assets at
  Return     Value Per     Income       Gross    Expenses      Net       Total     Turnover     End of Period
of Capital     Share       (Loss)     Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ---------   ----------   --------   --------   --------   ---------   ---------   ---------------


  0.00         $22.44      (0.29)%      0.98%     (0.08)%     0.90%     (42.31)%      179%         $104,121
  0.00         $38.90      (0.30)%      0.97%     (0.07)%     0.90%      30.10%       117%         $126,347
  0.00         $29.90      (0.39)%      0.98%     (0.08)%     0.90%      15.22%       118%         $ 36,587
  0.00         $25.95      (0.47)%      0.97%     (0.09)%     0.88%       2.57%       116%         $ 15,780
  0.00         $25.30      (0.47)%      0.88%     (0.05)%     0.83%      15.68%       184%         $  7,126
  0.00         $21.87      (0.67)%      1.18%     (0.21)%     0.97%      19.25%       261%         $  2,114

  0.00         $21.56      (0.91)%      1.57%     (0.04)%     1.53%     (42.69)%      179%         $112,689
  0.00         $37.62      (0.96)%      1.59%     (0.02)%     1.57%      29.23%       117%         $209,651
  0.00         $29.11      (1.05)%      1.59%     (0.03)%     1.56%      14.47%       118%         $192,533
  0.00         $25.43      (1.23)%      1.69%     (0.04)%     1.65%       1.92%       116%         $196,077
  0.00         $24.95      (1.51)%      1.89%     (0.04)%     1.85%      14.55%       184%         $260,212
  0.00         $21.78      (1.44)%      1.96%     (0.16)%     1.80%      36.98%       261%         $249,221

  0.00         $13.90       0.65%       1.38%     (0.13)%     1.25%     (33.17)%      158%         $  1,273
  0.00         $23.12       1.17%       1.39%     (0.19)%     1.20%       1.18%       113%         $    104

  0.00         $13.83      (0.08)%      2.01%     (0.01)%     2.00%     (33.66)%      158%         $     78
  0.00         $23.08       0.79%       2.12%     (0.14)%     1.98%       1.01%       113%         $     10

  0.00         $13.99       0.81%       1.21%     (0.06)%     1.15%     (33.08)%      158%         $ 85,786
  0.00         $23.16       0.91%       1.17%     (0.02)%     1.15%       5.75%       113%         $119,079
  0.00         $23.40       0.70%       1.20%     (0.05)%     1.15%      17.47%       125%         $ 97,014
  0.00         $23.25       0.36%       1.20%     (0.06)%     1.14%       6.46%        94%         $ 54,344

  0.00         $14.05       1.06%       0.96%     (0.06)%     0.90%     (32.89)%      158%         $112,753
  0.00         $23.26       1.23%       0.90%      0.00%      0.90%       6.04%       113%         $157,342
  0.00         $23.47       0.93%       0.92%     (0.02)%     0.90%      17.77%       125%         $137,471
  0.00         $23.28       0.53%       0.92%     (0.04)%     0.88%       6.59%        94%         $116,867

  0.00         $13.97       0.67%       1.54%     (0.23)%     1.31%     (33.19)%      158%         $374,417
  0.00         $23.11       0.76%       1.52%     (0.21)%     1.31%       5.58%       113%         $839,228
  0.00         $23.36       0.53%       1.54%     (0.23)%     1.31%      17.26%       125%         $756,815
  0.00         $23.23       0.02%       1.51%     (0.17)%     1.34%       4.83%        94%         $535,900
  0.00         $22.34       0.36%       1.35%     (0.05)%     1.30%      21.18%        62%         $676,333
  0.00         $20.13       0.13%       1.49%     (0.04)%     1.45%      40.66%       252%         $314,764

 (0.17)        $23.24       0.22%       1.34%     (0.05)%     1.29%     (38.55)%       73%         $ 20,695
  0.00         $45.42       0.55%       1.36%     (0.07)%     1.29%      14.89%        56%         $ 44,558
  0.00         $47.74       0.39%       1.30%     (0.01)%     1.29%      13.86%        39%         $ 51,489
  0.00         $46.57      (0.49)%      1.42%     (0.02)%     1.40%       1.88%        35%         $119,986
  0.00         $45.71      (0.76)%      1.60%     (0.04)%     1.56%      17.39%        42%         $137,439
  0.00         $38.94      (0.58)%      1.56%     (0.01)%     1.55%      37.26%        60%         $140,500

  0.00         $23.66      (0.33)%      2.10%     (0.06)%     2.04%     (29.50)%       73%         $      7

 (0.17)        $24.10       0.49%       1.17%     (0.13)%     1.04%     (38.41)%       73%         $ 97,243
  0.00         $46.86       0.73%       1.18%     (0.14)%     1.04%      15.17%        56%         $151,776
  0.00         $49.05       0.48%       1.13%     (0.09)%     1.04%      14.15%        39%         $167,560
  0.00         $47.61      (0.14)%      1.13%     (0.10)%     1.03%       2.06%        35%         $131,102
  0.00         $46.65      (0.35)%      1.27%     (0.12)%     1.15%      17.86%        42%         $  1,337
  0.00         $39.58      (0.20)%      1.55%     (0.36)%     1.19%      37.77%        60%         $    145

             82 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized      from Net      Distributions
                                               Value Per     Investment      Gain (Loss)      Investment       from Net
                                                 Share     Income (Loss)   on Investments       Income      Realized Gains
                                               ---------   -------------   --------------   -------------   --------------
OPPORTUNITY FUND (continued)
Investor Class
November 1, 2007 to October 31, 2008 .......     $46.28        0.06(6)         (15.48)          (0.46)           (6.47)
November 1, 2006 to October 31, 2007 .......     $48.54        0.23(6)           6.04           (0.09)           (8.44)
November 1, 2005 to October 31, 2006 .......     $47.29        0.09              6.09            0.00            (4.93)
January 1, 2005 to October 31, 2005(7) .....     $46.40       (0.10)(6)          0.99            0.00             0.00
January 1, 2004 to December 31, 2004 .......     $39.45       (0.26)             7.21            0.00             0.00
January 1, 2003 to December 31, 2003 .......     $28.70       (0.14)(6)         10.89            0.00             0.00
SMALL CAP DISCIPLINED FUND
Class A
March 31, 2008(4)to October 31, 2008 .......     $13.72        0.00(6)          (2.64)           0.00             0.00
Class C
March 31, 2008(4)to October 31, 2008 .......     $13.61       (0.06)(6)         (2.60)           0.00             0.00
Administrator Class
November 1, 2007 to October 31, 2008 .......     $18.10        0.06(6)          (5.70)          (0.22)           (1.14)
November 1, 2006 to October 31, 2007 .......     $18.11        0.11(6)           0.75            0.00            (0.87)
November 1, 2005 to October 31, 2006 .......     $16.07        0.01(6)           2.81            0.00            (0.78)
April 11, 2005(4)to October 31, 2005 .......     $15.99       (0.01)             0.09            0.00             0.00
Institutional Class
November 1, 2007 to October 31, 2008 .......     $18.19        0.09(6)          (5.73)          (0.26)           (1.14)
November 1, 2006 to October 31, 2007 .......     $18.16        0.15(6)           0.75            0.00            (0.87)
November 1, 2005 to October 31, 2006 .......     $16.09        0.03(6)           2.82            0.00            (0.78)
April 11, 2005(4)to October 31, 2005 .......     $15.99        0.00              0.10            0.00             0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $17.92        0.02(6)          (5.65)          (0.16)           (1.14)
November 1, 2006 to October 31, 2007 .......     $18.00        0.05(6)           0.74            0.00            (0.87)
November 1, 2005 to October 31, 2006 .......     $16.04       (0.06)(6)          2.80            0.00            (0.78)
January 1, 2005 to October 31, 2005(7) .....     $16.70       (0.07)            (0.38)           0.00            (0.21)
January 1, 2004 to December 31, 2004 .......     $13.91       (0.06)             3.75            0.00            (0.90)
January 1, 2003 to December 31, 2003 .......     $ 9.12       (0.05)             5.71            0.00            (0.87)
SMALL/MID CAP VALUE FUND
Class A
November 1, 2007 to October 31, 2008 .......     $18.19        0.11(6)          (7.84)          (0.09)           (1.59)
August 1, 2007(4)to October 31, 2007 .......     $17.09       (0.02)(6)          1.12            0.00             0.00
Class C
November 1, 2007 to October 31, 2008 .......     $18.15        0.02(6)          (7.81)          (0.05)           (1.59)
August 1, 2007(4)to October 31, 2007 .......     $17.09       (0.06)(6)          1.12            0.00             0.00
Administrator Class
November 1, 2007 to October 31, 2008 .......     $18.37        0.12(6)          (7.91)          (0.07)           (1.59)
November 1, 2006 to October 31, 2007 .......     $16.45       (0.05)(6)          2.20            0.00            (0.23)
November 1, 2005 to October 31, 2006 .......     $14.65        0.00              2.12            0.00            (0.32)
April 11, 2005(4)to October 31, 2005 .......     $13.22        0.00              1.43            0.00             0.00
Institutional Class
November 1, 2007 to October 31, 2008 .......     $18.40        0.15(6)          (7.93)          (0.10)           (1.59)
November 1, 2006 to October 31, 2007 .......     $16.45       (0.03)(6)          2.21            0.00            (0.23)
August 31, 2006(4)to October 31, 2006 ......     $16.01        0.01              0.43            0.00             0.00
Investor Class
November 1, 2007 to October 31, 2008 .......     $18.18        0.06(6)          (7.82)          (0.02)           (1.59)
November 1, 2006 to October 31, 2007 .......     $16.34       (0.12)(6)          2.19            0.00            (0.23)
November 1, 2005 to October 31, 2006 .......     $14.62       (0.01)             2.05            0.00            (0.32)
January 1, 2005 to October 31, 2005(7) .....     $13.83       (0.08)             1.22            0.00            (0.35)
January 1, 2004 to December 31, 2004 .......     $12.01       (0.13)             2.43            0.00            (0.48)
January 1, 2003 to December 31, 2003 .......     $ 7.58       (0.03)             4.46            0.00             0.00

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 83

Financial Highlights

                         Ratio to Average Net Assets (Annualized)(1)
                         -------------------------------------------
               Ending        Net
             Net Asset   Investment                                                Portfolio    Net Assets at
  Return     Value Per     Income       Gross    Expenses      Net       Total      Turnover    End of Period
of Capital     Share       (Loss)     Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
----------   ---------   ----------   --------   --------   --------   ---------   ---------   ---------------


  (0.17)       $23.76       0.17%       1.49%     (0.14)%     1.35%     (38.60)%       73%        $  895,916
   0.00        $46.28       0.50%       1.53%     (0.18)%     1.35%      14.81%        56%        $1,721,922
   0.00        $48.54       0.18%       1.47%     (0.12)%     1.35%      13.81%        39%        $1,834,134
   0.00        $47.29      (0.46)%      1.46%     (0.10)%     1.36%       1.92%        35%        $1,938,610
   0.00        $46.40      (0.55)%      1.39%     (0.04)%     1.35%      17.62%        42%        $2,389,496
   0.00        $39.45      (0.43)%      1.42%     (0.02)%     1.40%      37.46%        60%        $2,709,452


   0.00        $11.08       0.01%       1.55%     (0.10)%     1.45%     (19.24)%       77%        $       29

   0.00        $10.95      (0.76)%      2.33%     (0.13)%     2.20%     (19.54)%       77%        $       26

   0.00        $11.10       0.41%       1.38%     (0.18)%     1.20%     (33.26)%       77%        $    6,447
   0.00        $18.10       0.58%       1.39%     (0.19)%     1.20%       4.84%        97%        $   12,548
   0.00        $18.11       0.08%       1.39%     (0.19)%     1.20%      18.17%       100%        $    5,999
   0.00        $16.07      (0.30)%      1.45%     (0.21)%     1.24%       0.50%        56%        $    1,141

   0.00        $11.15       0.60%       1.11%     (0.11)%     1.00%     (33.17)%       77%        $   64,444
   0.00        $18.19       0.84%       1.12%     (0.12)%     1.00%       5.05%        97%        $  114,345
   0.00        $18.16       0.20%       1.11%     (0.11)%     1.00%      18.34%       100%        $   63,905
   0.00        $16.09       0.08%       1.10%     (0.52)%     0.58%       0.63%        56%        $    2,162

   0.00        $10.99       0.11%       1.70%     (0.21)%     1.49%     (33.46)%       77%        $  213,243
   0.00        $17.92       0.26%       1.74%     (0.21)%     1.53%       4.46%        97%        $  384,047
   0.00        $18.00      (0.37)%      1.73%     (0.12)%     1.61%      17.68%       100%        $  356,484
   0.00        $16.04      (0.57)%      1.73%     (0.11)%     1.62%      (2.71)%       56%        $  172,013
   0.00        $16.70      (0.55)%      1.65%     (0.06)%     1.59%      27.04%        41%        $  135,287
   0.00        $13.91      (0.89)%      1.89%     (0.18)%     1.71%      62.53%       156%        $   39,549


   0.00        $ 8.78       0.83%       1.55%     (0.15)%     1.40%     (46.09)%       43%        $   12,859
   0.00        $18.19      (0.50)%      1.50%     (0.24)%     1.27%       6.44%        89%        $      444

   0.00        $ 8.72       0.16%       2.30%     (0.15)%     2.15%     (46.46)%       43%        $    4,700
   0.00        $18.15      (1.32)%      2.27%     (0.17)%     2.10%       6.20%        89%        $       45

   0.00        $ 8.92       0.86%       1.43%     (0.28)%     1.15%     (45.89)%       43%        $   35,489
   0.00        $18.37      (0.30)%      1.37%     (0.22)%     1.15%      13.24%        89%        $   41,988
   0.00        $16.45       0.08%       1.43%     (0.28)%     1.15%      14.66%        56%        $   75,172
   0.00        $14.65      (0.18)%      1.48%     (0.24)%     1.24%      10.82%        80%        $   31,613

   0.00        $ 8.93       1.07%       1.16%     (0.21)%     0.95%     (45.83)%       43%        $    6,679
   0.00        $18.40      (0.18)%      1.10%     (0.16)%     0.94%      13.42%        89%        $    2,902
   0.00        $16.45       0.53%       1.04%     (0.15)%     0.89%       2.75%        56%        $       10

   0.00        $ 8.81       0.44%       1.69%     (0.20)%     1.49%     (46.14)%       43%        $   75,324
   0.00        $18.18      (0.68)%      1.73%     (0.21)%     1.52%      12.83%        89%        $  169,624
   0.00        $16.34      (0.33)%      1.78%     (0.21)%     1.57%      14.13%        56%        $  150,180
   0.00        $14.62      (1.01)%      1.95%     (0.25)%     1.70%       8.45%        80%        $   37,526
   0.00        $13.83      (1.30)%      2.06%     (0.30)%     1.76%      19.37%       133%        $   17,678
   0.00        $12.01      (0.55)%      2.86%     (1.06)%     1.80%      58.44%       132%        $    8,725

         84 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign securities as is discussed in the Prospectus for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent a focus in such investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to

             Wells Fargo Advantage Small and Mid Cap Stock Funds 85


Notes to Financial Statements

materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

AFFILIATE SECURITIES

An affiliate company is a company in which the fund has ownership of at least 5% of the outstanding voting shares. Companies that are affiliates of the fund at period-end are noted in the Fund's Schedule of Investments. The following positions were held at October 31, 2008:

                                                                                                        % of the
                                                                                       Unrealized     Outstanding
                                               Shares        Cost      Market Value     Gain/Loss    Voting Shares
                                             ---------   -----------   ------------   ------------   -------------
SMALL CAP DISCIPLINED FUND
   Herley Industries Incorporated              785,000   $11,708,800    $10,440,500   $ (1,268,300)       5.81%
   Playboy Enterprise Incorporated Class B   1,500,000    15,522,555      3,705,000    (11,817,555)       5.27%
SMALL/MID CAP VALUE FUND
   Encorium Group Incorporated               2,668,451     5,942,670        880,589     (5,062,081)      12.95%
   Allied Healthcare Products Incorporated     609,038     3,393,186      2,503,146       (890,040)       7.71%
   Chesapeake Corporation                    1,076,600       107,660         49,524        (58,136)       5.24%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

             86 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At October 31, 2008, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                             Undistributed Net    Undistributed Net
FUND                         Investment Income   Realized Gain/Loss   Paid-in Capital
----                         -----------------   ------------------   ---------------
DISCOVERY FUND                   $2,966,664         $    (64,885)       $ (2,901,779)
ENTERPRISE FUND                   2,054,918              (15,049)         (2,039,869)
MID CAP DISCIPLINED FUND           (844,950)             844,950                   0
OPPORTUNITY FUND                    340,432           20,967,275         (21,307,707)
SMALL CAP DISCIPLINED FUND        2,261,998           (2,192,340)            (69,658)
SMALL/MID CAP VALUE FUND            825,709              169,905            (995,614)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2005; October 31, 2006; October 31, 2007; October 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2008, the Funds' net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                Capital Loss
FUND                         Expiration Year   Carryforwards
----                         ---------------   -------------
DISCOVERY FUND                     2016         $ 21,827,443
ENTERPRISE FUND                    2009          121,695,782
                                   2010           64,764,000
                                   2016            7,310,275
MID CAP DISCIPLINED FUND           2016           35,952,326
OPPORTUNITY FUND                   2016           22,830,648
SMALL CAP DISCIPLINED FUND         2016           15,661,686
SMAL/MID CAP VALUE FUND            2016            1,722,614

             Wells Fargo Advantage Small and Mid Cap Stock Funds 87


Notes to Financial Statements

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 2008, there were no open futures contracts.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund

             88 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended October 31, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2008, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. As of October 31, 2008, there were no open swap contracts.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from movements in interest or exchange rates or securities values.

Written options transactions for the year ended October 31, 2008, were as follows:

                                                OPPORTUNITY FUND     MID CAP DISCIPLINEDFUND   SMALL/MID CAP VALUE FUND
                                             ---------------------   -----------------------   ------------------------
                                                          Premiums                 Premiums                   Premiums
CALL OPTIONS WRITTEN                         Contracts    Received    Contracts    Received     Contracts     Received
--------------------                         ---------   ---------   ----------   ----------   -----------   ----------
Options at beginning of period                   (900)   $(287,996)        0       $       0       (325)      $(266,499)
Options written                                (1,130)    (444,203)     (550)       (839,850)    (1,750)       (606,095)
Options terminated in closing transactions                               550         839,850        505         272,742
Options expired                                 1,750      625,440         0               0        645          75,254
Options exercised                                 280      106,759         0               0        325         266,500
Options at end of period                            0    $       0         0       $       0       (600)      $(258,098)

             Wells Fargo Advantage Small and Mid Cap Stock Funds 89


Notes to Financial Statements

                                              MID CAP DISCIPLINEDFUND   SMALL/MID CAP VALUE FUND
                                             ------------------------   ------------------------
                                                           Premiums                    Premiums
PUT OPTIONS WRITTEN                          Contracts     Received      Contracts     Received
-------------------                          ---------   ------------   -----------   ----------
Options at beginning of period                      0    $          0       (500)      $(144,799)
Options written                               (39,485)    (10,054,647)      (400)       (391,894)
Options terminated in closing transactions     39,485      10,054,647        900         536,693
Options expired                                     0               0          0               0
Options exercised                                   0               0          0               0
Options at end of period                            0    $          0          0       $       0

Open written call and put option contracts as of October 31, 2008, are disclosed in the Portfolio of Investments.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of October 31, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                             Defaulted SIVs
FUND                         ($Market Value)  % of Net Assets
----                         --------------   ---------------
DISCOVERY FUND                 $ 5,055,289          1.74%
ENTERPRISE FUND                  3,428,540          1.48%
MID CAP DISCIPLINED FUND         4,237,070          0.74%
OPPORTUNITY FUND                10,205,116          1.01%
SMALL CAP DISCIPLINED FUND       3,032,229          1.07%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

             90 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                       Advisory                                           Subadvisory
                                                      Fees (% of                                           Fees (% of
                                  Average Daily     Average Daily                      Average Daily     Average Daily
FUND                               Net Assets         Net Assets)     Subadviser        Net Assets         Net Assets)
----                           ------------------   -------------   -------------   ------------------   -------------
DISCOVERY FUND                 First $500 million       0.750       Wells Capital   First $100 million       0.450
                                Next $500 million       0.700          Management    Next $100 million       0.400
                                  Next $2 billion       0.650        Incorporated    Over $200 million       0.350
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
ENTERPRISE FUND                First $500 million       0.750       Wells Capital   First $100 million       0.450
                                Next $500 million       0.700          Management    Next $100 million       0.400
                                  Next $2 billion       0.650        Incorporated    Over $200 million       0.300
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
MID CAP DISCIPLINED FUND       First $500 million       0.750       Wells Capital   First $100 million       0.450
                                Next $500 million       0.700          Management    Next $100 million       0.400
                                  Next $2 billion       0.650        Incorporated    Over $200 million       0.300
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
OPPORTUNITY FUND               First $500 million       0.750       Wells Capital   First $100 million       0.450
                                Next $500 million       0.700          Management    Next $100 million       0.400
                                  Next $2 billion       0.650        Incorporated    Over $200 million       0.300
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
SMALL CAP DISCIPLINED FUND *   First $500 million       0.850       Wells Capital   First $100 million       0.550
                                Next $500 million       0.825          Management    Next $100 million       0.500
                                  Next $1 billion       0.800        Incorporated    Over $200 million       0.400
                                  Next $1 billion       0.775
                                  Over $3 billion       0.750
SMALL/MID CAP VALUE FUND*      First $500 million       0.850       Wells Capital   First $100 million       0.450
                                Next $500 million       0.825          Management    Next $100 million       0.400
                                  Next $1 billion       0.800        Incorporated    Over $200 million       0.350
                                  Next $1 billion       0.775
                                  Over $3 billion       0.750

* Effective March 1, 2008. Prior to March 1, 2008, the following advisory fee schedule was charged to the Small Cap Disciplined Fund and Small/Mid Cap Value Fund as a percentage of average daily net assets: 0.900% for the first $500 million; 0.850% for the next $500 million; 0.800% for next $2 billion; 0.775% for the next $2 billion; and 0.750% for assets over $5 billion.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 91


Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                          Administration Fees
                        Average Daily        (% of Average
                          Net Assets        Daily Net Assets)
                      -----------------   -------------------
Fund level             First $5 billion           0.05
                        Next $5 billion           0.04
                      Over $ 10 billion           0.03
Class A                All asset levels           0.28
Class C                All asset levels           0.28
Administrator Class    All asset levels           0.10
Institutional Class    All asset levels           0.08
Investor Class         All asset levels           0.40*

* On March 28, 2008, the class level administration fee for Investor Class was reduced by 0.05%. Prior to March 28, 2008, the class level administration fee for Investor Class was 0.45%.

The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                              % of Average
                                                            Daily Net Assets
                                                            ----------------
All Small and Mid Cap Stock Funds                                 0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              % of Average
SHARE CLASS                                                 Daily Net Assets
                                                            ----------------
Class A, Class C, Administrator Class, and Investor Class         0.25

For the year ended October 31, 2008, shareholder servicing fees paid were as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

FUND                         Class A   Class C   Administrator    Investor
----                         -------   -------   -------------   ----------
DISCOVERY FUND               $ 4,934    $2,991      $273,661     $  642,616
ENTERPRISE FUND                3,240        24        29,704        439,167
MID CAP DISCIPLINED FUND       1,357        25       234,164      1,398,129
OPPORTUNITY FUND              82,867        15       343,665      3,498,973
SMALL CAP DISCIPLINED FUND        41        20        24,366        698,199
SMALL/MID CAP VALUE FUND      17,797     5,169        90,713        245,559

             92 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended October 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended October 31, 2008, were as follows:

                                            (Net Operating Expense Ratios)
                             ------------------------------------------------------------
FUND                         Class A   Class C   Administrator   Institutional   Investor
----                         -------   -------   -------------   -------------   --------
DISCOVERY FUND                1.33%     2.08%        1.15%           0.95%        1.38%
ENTERPRISE FUND               1.40%     2.15%        1.15%           0.90%        1.49%*
MID CAP DISCIPLINED FUND      1.25%     2.00%        1.15%           0.90%        1.31%
OPPORTUNITY FUND              1.29%     2.04%        1.04%             NA         1.35%
SMALL CAP DISCIPLINED FUND    1.45%     2.20%        1.20%           1.00%        1.49%
SMALL/MID CAP VALUE FUND      1.40%     2.15%        1.15%           0.95%        1.49%

* Effective February 29, 2008, the net operating expense ratio for the Enterprise Fund Investor Class decreased from 1.57% to 1.49%. The blended net operating expense ratio for the year ended October 31, 2008, for the Enterprises Fund Investor Class is 1.53%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended October 31, 2008, were as follows:

FUND                         Purchases at Cost   Sales Proceeds
----                         -----------------   --------------
DISCOVERY FUND                 $  630,490,957    $  569,556,689
ENTERPRISE FUND                   614,572,472       547,196,236
MID CAP DISCIPLINED FUND        1,270,956,648     1,496,786,296
OPPORTUNITY FUND                1,040,938,096     1,244,079,373
SMALL CAP DISCIPLINED FUND        295,548,861       349,482,147
SMALL/MID CAP VALUE FUND           99,670,209        76,920,981

             Wells Fargo Advantage Small and Mid Cap Stock Funds 93


Notes to Financial Statements

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the year ended October 31, 2008, there were no borrowings by any of the Funds under this agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2008, and October 31, 2007, was as follows:

                                 Ordinary Income         Long-term Capital Gain    Return of Capital             Total
                            -------------------------  --------------------------  -----------------  --------------------------
FUND                            2008          2007         2008          2007         2008      2007      2008          2007
----                        ------------  -----------  ------------  ------------  ----------  -----  ------------  ------------
DISCOVERY FUND              $ 19,890,155  $         0  $ 44,267,204  $ 14,930,552  $        0    $0   $ 64,157,359  $ 14,930,552
MID CAP DISCIPLINED FUND      30,437,843   43,956,516    65,216,218    26,558,671           0     0     95,654,061    70,515,187
OPPORTUNITY FUND             107,945,237   54,086,988   178,064,347   300,061,215   6,989,987     0    292,999,571   354,148,203
SMALL CAP DISCIPLINED FUND    16,788,428   14,722,620    19,968,120     6,569,519           0     0     36,756,548    21,292,139
SMALL/MID CAP VALUE FUND       2,183,523    1,509,327    17,283,457     1,793,482           0     0     19,466,980     3,302,809

As of October 31, 2008, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation (depreciation) is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

                            Undistributed  Undistributed    Unrealized
                               Ordinary      Long-Term     Appreciation    Capital Loss
FUND                            Income          Gain      (Depreciation)   Carryforward        Total
----                        -------------  -------------  --------------  --------------  --------------
DISCOVERY FUND                $        0         $0       $ (80,189,020)  $ (21,827,443)  $(102,016,463)
ENTERPRISE FUND                        0          0         (96,137,192)   (193,770,057)   (289,907,249)
MID CAP DISCIPLINED FUND       4,266,365          0        (233,232,244)    (35,952,326)   (264,918,205)
OPPORTUNITY FUND                       0          0        (267,689,071)    (22,830,648)   (290,519,719)
SMALL CAP DISCIPLINED FUND             0          0        (126,699,289)    (15,661,686)   (142,360,975)
SMALL/MID CAP VALUE FUND               0          0         (84,051,470)     (1,722,614)    (85,774,084)

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. Funds management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

             94 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, Management has determined the adoption of SFAS 157 will not impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of October 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 95


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund, (the "Funds"), six of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the year or period ended December 31, 2003 were audited by other auditors whose report dated February 3, 2004, expressed an opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                   (KPMG LLP)

Philadelphia, Pennsylvania
December 22, 2008

             96 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate the following amount(s) of their income dividends paid during the year ended October 31, 2008, as interest-related dividends:

                             Interest-Related
FUND                             Dividends
----                         ----------------
MID CAP DISCIPLINED FUND        $2,178,437
OPPORTUNITY FUND                 3,770,762
SMALL CAP DISCIPLINED FUND       1,618,501
SMALL/MID CAP VALUE FUND            21,327

Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year ended October 31, 2008:

                              Short-Term
FUND                         Capital Gain
----                         ------------
DISCOVERY FUND               $19,890,155
MID CAP DISCIPLINED FUND      20,544,443
OPPORTUNITY FUND              85,593,355
SMALL CAP DISCIPLINED FUND    11,324,069
SMALL/MID CAP VALUE FUND       1,760,369

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2008 as qualified dividend income (QDI):

FUND                             QDI
----                         -----------
DISCOVERY FUND               $   422,437
MID CAP DISCIPLINED FUND      17,632,474
OPPORTUNITY FUND              25,615,405
SMALL CAP DISCIPLINED FUND     5,074,002
SMALL/MID CAP VALUE FUND       1,271,107

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gain distribution for the year ended October 31, 2008:

                             Capital Gain
FUND                           Dividend
----                         ------------
DISCOVERY FUND               $ 44,267,205
MID CAP DISCIPLINED FUND       65,216,218
OPPORTUNITY FUND              185,054,334
SMALL CAP DISCIPLINED FUND     19,968,120
SMALL/MID CAP VALUE FUND       17,283,457

             Wells Fargo Advantage Small and Mid Cap Stock Funds 97


Other Information (Unaudited)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended October 31, 2008 as qualifying for the corporate dividends-received deduction:

                                Ordinary Income
FUND                         Dividend Distribution
----                         ---------------------
DISCOVERY FUND                        2.03%
MID CAP DISCIPLINED FUND             55.23%
OPPORTUNITY FUND                     23.33%
SMALL CAP DISCIPLINED FUND           30.22%
SMALL/MID CAP VALUE FUND             36.21%

DISTRIBUTION INFORMATION

On December 14, 2007, the Opportunity Fund paid a distribution of $6.63725 per share to shareholders of record as of December 13, 2007, that included amounts from capital gain and return of capital. It is a requirement of law to notify shareholders if an investment company pays a dividend, or makes a distribution in the nature of a dividend payment, to its shareholders from sources other than net investment income. Accordingly, pursuant to Rule 19a-1 of the 1940 Act, the sources of the distributions are as follows:

DISTRIBUTION DATE   Net Investment income   Capital Gain   Return of Capital
-----------------   ---------------------   ------------   -----------------
December 14, 2007             NA               77.06%            22.94%

These figures provided are for informational purposes only and should not be used for tax reporting. Shareholders should have received their 2007 IRS Form 1099-DIV in January 2008 for any taxable accounts, which contained the appropriate information to enable them to file their federal and state income tax returns.

A "return of capital" represents a return of shareholders' original investment in their shares and should not be confused with dividend "yield" or "income." Shareholders that held Opportunity Fund shares in taxable accounts must, upon a taxable disposition of their shares, reduce the cost basis in their shares to the extent that the distribution contains a return of capital and, if they have no further basis in their shares, report any excess as capital gain. Shareholders should consult their tax advisers regarding the federal, state and local tax considerations that may be applicable to their individual circumstances.

             98 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1 )of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------           --------------------   -------------------------------------------------------------   -------------------
Thomas S. Goho         Trustee, since 1987    Co-Director for the Calloway School of Stephens University      None
66                                            of Wake Forest University. Prior thereto, the Thomas Goho
                                              Chair of Finance of Wake Forest University, Calloway School
                                              of Business and Accountancy, from 2006-2007 and Associate
                                              Professor of Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;   President and Co-Founder of Crystal Geyser Water Company.       None
66                     Chairman, since 2005
                       (Lead Trustee since
                       2001)

Judith M. Johnson     Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief       None
59                                            Investment Officer of Minneapolis Retirement Fund from 1996 to 2008.

Olivia S. Mitchell    Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,     None
55                                            University of Pennsylvania. Director of the Boettner Center
                                              on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                              National Bureau of Economic Research.
Timothy J. Penny      Trustee, since 1996     President and CEO of Southern Minnesota Initiative              None
56                                            Foundation, a non-profit organization since 2007 and Senior
                                              Fellow at the Humphrey Institute Policy Forum at the
                                              University of Minnesota since 1995.
Donald C. Willeke     Trustee, since 1996     Principal of the law firm of Willeke & Daniels.                 None
68

INTERESTED TRUSTEE(3)

                        Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------           --------------------   -------------------------------------------------------------   -------------------
J. Tucker Morse        Trustee, since 1987    Private Investor/Real Estate Developer. Prior thereto,          None
64                                            Chairman of Whitepoint Capital, LLC until 2004.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 99


Other Information (Unaudited)

OFFICERS

                         Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------           --------------------   -------------------------------------------------------------   -------------------
Karla M. Rabusch       President,             Executive Vice President of Wells Fargo Bank, N.A. and          None
49                     since 2003             President of Wells Fargo Funds Management, LLC since 2003.
                                              Senior Vice President and Chief Administrative Officer of
                                              Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds        None
48                     2000; Chief Legal      Management, LLC since 2001. Vice President and Managing
                       Counsel, since 2003    Senior Counsel of  Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer,             Vice President and Manager of Fund Accounting, Reporting and    None
49                     since 2007             Tax for Wells Fargo Funds Management, LLC since 2007.
                                              Director of Fund Administration and SEC Reporting for
                                              TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                              UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                              Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
44                     Officer,               since 2007. Chief Compliance Officer of Parnassus
                       since 2007             Investments from 2005 to 2007. Chief Financial Officer of
                                              Parnassus Investments from 2004 to 2007 and Senior Audit
                                              Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

(1) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of October 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

            100 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG -- Association of Bay Area Governments
ADR -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax
ARM -- Adjustable Rate Mortgages
BART -- Bay Area Rapid Transit
CDA -- Community Development Authority
CDO -- Collateralized Debt Obligation
CDSC -- Contingent Deferred Sales Charge
CGIC -- Capital Guaranty Insurance Company
CGY -- Capital Guaranty Corporation
CIFG -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee COP -- Certificate of Participation
CP -- Commercial Paper
CTF -- Common Trust Fund
DW&P -- Department of Water & Power
DWR -- Department of Water Resources
ECFA -- Educational & Cultural Facilities Authority
EDFA -- Economic Development Finance Authority
ETET -- Eagle Tax-Exempt Trust
FFCB -- Federal Farm Credit Bank
FGIC -- Financial Guaranty Insurance Corporation
FHA -- Federal Housing Authority
FHAG -- Federal Housing Agency
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Farm Service Agency
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
GO -- General Obligation
HCFR -- Healthcare Facilities Revenue
HEFA -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA -- Housing Finance Authority
HFFA -- Health Facilities Financing Authority
HUD -- Housing & Urban Development
IDA -- Industrial Development Authority
IDAG -- Industrial Development Agency
IDR -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC -- Limited Liability Corporation
LOC -- Letter of Credit
LP -- Limited Partnership
MBIA -- Municipal Bond Insurance Association
MFHR -- Multi-Family Housing Revenue
MTN -- Medium Term Note
MUD -- Municipal Utility District
PCFA -- Pollution Control Finance Authority
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
PFFA -- Public Facilities Financing Authority plc -- Public Limited Company
PSFG -- Public School Fund Guaranty
R&D -- Research & Development
RDA -- Redevelopment Authority
RDFA -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR -- Single Family Housing Revenue
SFMR -- Single Family Mortgage Revenue
SLMA -- Student Loan Marketing Association
TBA -- To Be Announced
TRAN -- Tax Revenue Anticipation Notes
USD -- Unified School District
XLCA -- XL Capital Assurance

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectus and shareholder reports at www.wellsfargo.com/advantagegallery

WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC.   www.wellsfargo.com/advantagefunds         113577 12-08
All rights reserved.                                                              ASMCNL/AR123 10-08



ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, October 31, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2007 and October 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended October 31, 2007 and October 31, 2008, the Audit Fees were $1,872,500 and $1,816,725, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended October 31, 2007 and October 31, 2008 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2007 and October 31, 2008 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended October 31, 2007 and October 31, 2008, the Tax Fees were $115,200 and $118,080, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended October 31, 2007 and October 31, 2008, the Tax Fees were $ 182,205 and $195,205, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended October 31, 2007 and October 31, 2008.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended October 31, 2006 and October 31, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended October 31, 2007 and October 31, 2008, the Registrant incurred non-audit fees in the amount of $215,000 and $70,000, respectively. The non-audit fees for the fiscal year ended October 31, 2007 consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian of $145,000 and Securities Lending agent of $70,000. The non-audit fees for the fiscal year ended October 31, 2008 consist of SAS70 control reviews of Wells Fargo Bank, N.A., Securities Lending agent of $70,000.


         For the fiscal years ended October 31, 2007 and October 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $42,000 and $45,000, respectively. The non-audit fees for the year-ended October 31, 2007 and 2008 relate to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
     CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Wells Fargo Funds Trust

                                      By:

                                       /s/ Karla M. Rabusch

                                      Karla M. Rabusch
                                      President

Date: December 18, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                      By:
                                           /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President

Date: December 18, 2008


                                      By:
                                           /s/ Stephen W. Leonhardt



                                           Stephen W. Leonhardt
                                           Treasurer

Date: December 18, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: December 18, 2008

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: December 18, 2008

/s/ Stephen W. Leonhardt

------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended October 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: December 18, 2008

                                      By:
                                      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President
                                      Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended October 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: December 18, 2008

                                      By:
                                      /s/ Stephen W. Leonhardt


                                      Stephen W. Leonhardt
                                      Treasurer
                                      Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Stephen Leonhardt, Treasurer of each Trust







Exhibit A amended:  May 9, 2007

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------